May 1, 2021
Prospectus
Victory Global Energy Transition Fund (Formerly Victory Global Natural Resources Fund)
Class A	Class C	Class I	Class R	Class R6	Class Y
RSNRX	RGNCX	—	RSNKX	—	RSNYX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds’ shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
www.vcm.com
800-539-FUND (800-539-3863)

Global Energy Transition Fund Summary
Investment Objective
The Victory Global Energy Transition Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 19 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.54%	1.32%	4.24%	0.28%
Total Annual Fund Operating Expenses	1.79%	3.32%	5.74%	1.28%
Fee Waiver/Expense Reimbursement[3]	(0.31)%	(1.04)%	(3.88)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.48%	2.28%	1.86%	1.15%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.48%, 2.28%, 1.86% and 1.15% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
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Global Energy Transition Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$717	$1,078	$1,462	$2,535
Class C	$331	$925	$1,642	$3,543
Class R	$189	$1,364	$2,522	$5,343
Class Y	$117	$393	$690	$1,534
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$231	$925	$1,642	$3,543
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 46% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its assets in securities of companies that SailingStone Capital Partners LLC, the Fund’s sub-adviser, (“SailingStone”) considers to be principally engaged in natural resources industries that will be required for the Energy Transition. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States. Prior to May 1, 2021, the Fund was named the “Victory Global Natural Resources Fund” and its 80% policy was to invest, under normal circumstances, “at least 80% of its assets in securities of companies principally engaged in natural resources industries.”
The Fund considers the “Energy Transition” to mean efforts designed to develop energy systems with zero carbon emissions and expand access to affordable, sustainable energy services around the world. To pursue this strategy, the Fund will invest in companies in the Energy Transition-related natural resource industries, i.e. companies that provide the raw materials and infrastructure necessary to create energy systems with a net zero greenhouse gas emission profile.
SailingStone seeks to identify companies that, over a market cycle for commodity prices, have the potential to provide favorable long-term investment performance in any of the natural resources industries that SailingStone believes will be required for the Energy Transition.
Generally, SailingStone seeks companies involved in one of three energy systems, each of which it believes will be required to achieve the Energy Transition:
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renewable energy coupled with long-term storage for future use;
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blue hydrogen with associated carbon capture and sequestration; and
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conventional zero emission energy sources such as geothermal, nuclear and hydro.
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Global Energy Transition Fund Summary
In evaluating investments for the Fund, SailingStone will consider whether or not a given commodity or industry fits within the Energy Transition framework described above. Certain industries with products or services that are not compatible with the Energy Transition (for example, oil production, oil refining and coal mining) are excluded.
SailingStone also conducts fundamental analysis focused on various factors, including the supply cost curve of a given commodity, and seeks to identify projects or assets (referred to as “advantaged assets”) that are favorably positioned along that curve. Once it has identified what it believes are advantaged assets, SailingStone seeks to invest in “advantaged producers” of those assets whose competitive advantage SailingStone believes will lead to higher returns on capital relative to their cost of capital and the returns of other producers. SailingStone seeks to identify a broad array of advantaged producers across many different commodities and related services.
Companies in the Energy Transition-related natural resources industries supply critical input materials for or own infrastructure that will be key to enabling that broader objective of decarbonization. These industries include companies that are considered to be principally engaged in the discovery, development, production, or distribution of natural resources central to or required for the Energy Transition; the development of infrastructure and technologies for the production, transportation, storage or efficient use /reuse of those natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, natural gas, geothermal energy, uranium, lithium, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities as well as pipelines, carbon capture and sequestration assets and other related services.
A particular company will be considered to be principally engaged in natural resources industries that are central to or required for the Energy Transition if at the time of the Fund’s investment at least 50% of the company’s assets, gross income, cash flow, or net profits are committed to, or derived from, those industries that provide the raw materials or services necessary to enable the Energy Transition.
SailingStone regularly reviews the Fund’s investments and will sell securities when it believes the securities are no longer attractive because of valuation; however there are a number of other reasons that could result in a position being reduced or sold. These include (1) a poor capital allocation decision, (2) a change in project economics and/or a change in the supply cost curve, (3) a change in legal frameworks, government policy, regulation or other external factors, (4) a change in balance sheet risk, (5) a change in management or management execution, and (6) a change in governance practices.
The Fund will normally invest 40% or more of its total assets in securities of companies that are economically tied to at least three countries other than the U.S. The Fund may invest in companies that are domiciled in one country but have economic ties to another country. In determining if a company is economically tied to a country, the Fund will consider various factors, including the country in which the company’s principal operations are located; the country in which the company’s mining or natural resource reserves are located; the country in which at least 50% of the company’s revenues or profits are derived from goods produced or sold, investments made, or services performed; the country in which the principal trading market is located; and the country in which the company is legally organized.
The Fund’s portfolio does not attempt to replicate the commodity exposures of broad natural resources equity indices or replicate (or approximate) any index return. As a result, the representations of the various industries in the Fund’s portfolio will likely differ significantly from the representations of those same industries in any one or more natural resources equity indices, and the Fund’s investment performance will likely differ, at times substantially, from that of such indices. From time to time, the Fund may make investments in private placements. In addition, the Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.
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Global Energy Transition Fund Summary
The Fund expects to concentrate its investments in companies in the natural resource industries. The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund’s investment team currently expects that the Fund typically will hold between 15 and 30 securities positions.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Natural Resources Investment Risk – Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices. Investments in interests in gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships (“MLPs”), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Non-Diversified Risk — A non-diversified Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.
Concentration Risk – Concentrating investments in the natural resources industries increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the industries. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they cause the Fund’s cash position or cash requirements to exceed normal levels.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and
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Global Energy Transition Fund Summary
supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Smaller-Capitalization Stock Risk — Small-and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Cash Position Risk — To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.
Private Placement Risk — A private placement involves the sale of securities that have not been registered under U.S. or foreign securities laws to certain institutional and qualified individual purchasers. In addition to the general risks to which all securities are subject, securities received in a private placement generally are subject to strict restrictions on resale, and there may be no liquid secondary market or ready purchaser for such securities. Securities sold through private placements are not publicly traded and, therefore, are less liquid. Companies seeking private placement investments tend to be in earlier stages of development and have not yet been fully tested in the public marketplace.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
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Global Energy Transition Fund Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Global Natural Resources Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by SailingStone) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	74.49%	June 30, 2020
Lowest Quarter	-54.38%	March 31, 2020
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Global Energy Transition Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	20.06%	-5.35%	-9.85%
CLASS A After Taxes on Distributions	20.12%	-5.34%	-10.15%
CLASS A After Taxes on Distributions and Sale of Fund Shares	11.96%	-3.95%	-6.39%
CLASS C Before Taxes	25.29%	-4.99%	-10.03%
CLASS R Before Taxes	26.86%	-4.57%	-9.65%
CLASS Y Before Taxes	27.86%	-3.90%	-9.02%
Indices
MSCI World Commodity Producers Index reflects no deduction for fees, expenses or taxes.	-15.10%	3.69%	-2.49%
S&P North American Natural Resources Sector Index™ reflects no deduction for fees, expenses or taxes.	-19.01%	-0.08%	-2.83%
S&P 500® Index reflects no deduction for fees, expenses or taxes.	18.40%	15.22%	13.88%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc.
Investment Sub-Adviser
SailingStone Capital Partners LLC
Investment Team
	Title	Tenure with the Fund
MacKenzie B. Davis	Managing Partner	Since 2005
Kenneth L. Settles Jr.	Managing Partner	Since 2007
Brian Lively	Partner	Since September 2020
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
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Global Energy Transition Fund Summary
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages the Fund.
The Global Energy Transition Fund (the “Fund”) is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
The following section describes additional information about the principal investment strategy the Fund will use under normal market conditions to pursue its investment objective, as well as any secondary strategies the Fund may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The SAI includes more information about the Fund, its investments, and the related risks. Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, the Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause the Fund to fail to meet its investment objective and increase the Fund's expenses.
When selecting investments for the Fund, SailingStone also considers inventory of future projects that provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk.
SailingStone believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. SailingStone believes that this return stream is often mispriced in the public equity market. Thus, valuation is an important part of the investment process. SailingStone seeks to purchase interests in companies with these characteristics when it believes the stock price reflects a limited possibility of permanent capital impairment and where future value creation is not reflected in the stock price.
The Fund’s investment objective and policy to invest at least 80% of its assets in the type of securities suggested by the Fund's name is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders. For purposes of the Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, exclusive of collateral held from securities lending.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.
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Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy. The Fund will not necessarily buy all of the securities listed below.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds (“ETFs”) that invest in foreign corporations.
The Adviser may use other types of investment strategies in pursuing the Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Fund's principal investment strategies. Additional securities and techniques are described in the Fund's SAI.
Forward Foreign-Currency Exchange Contracts
Contracts that attempt to eliminate currency exposure between the time of a securities transaction and settlement of that transaction. A forward foreign currency contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date.
Investment Companies
The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities, letters of credit, and certificates of deposit.
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Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.
Equity Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks may fluctuate, sometimes rapidly or unpredictably. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. The Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities.
Cash Position Risk — The Fund may hold any portion of its assets in cash or cash equivalents at any time or for an extended time. The Fund’s portfolio manager will determine the amount of the Fund’s assets to be held in cash or cash equivalents at its sole discretion, based on such factors as it may consider appropriate under the circumstances. The portion of the Fund’s assets invested in cash and cash equivalents may at times exceed 25% of the Fund’s net assets. To the extent the Fund holds assets in cash and otherwise uninvested, the ability of the Fund to meet its objective may be limited.
Concentration Risk — When a Fund concentrates its investments in a particular sector or in a particular group of industries, financial, economic, business, and other developments affecting issuers in that sector or group of industries will have a greater effect on the Fund than if it had not concentrated its assets in that sector or group of industries. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect a sector or group of industries in which the Fund concentrates its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely, to the extent that they were to cause the Fund's cash position or cash requirements to exceed normal levels.
Emerging Markets Risk — All of the risks associated with investing in foreign securities are increased in connection with investments in securities associated with emerging markets. Generally, emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable. These countries are more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. The risks of investing in these markets also include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, and the nationalization of foreign deposits or assets. In addition, countries in emerging markets are more likely to experience instability in their markets due to social and political changes. Further, due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries, investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries. Consequently, emerging market securities may be subject to relatively more abrupt and severe price declines.
Foreign Securities Risk
◼
Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the
11

Risk Factors

U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Investments in depositary receipts (such as ADRs and GDRs) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.
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Political Risk — Foreign securities markets may be more volatile than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
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Liquidity Risk — Securities that trade less frequently or with lower trade volume can be more difficult or more costly to buy or sell than more liquid or active investments. Liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than U.S. exchanges. See also Liquidity Risk.
◼
Currency Risk — Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.
◼
Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the U.S.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, the Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as the Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in
12

Risk Factors

more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Natural Resources Investment Risk — Investments in companies in the natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices. Markets generally and companies in the natural resources industries specifically, including MLPs in which the Fund invests, have been adversely impacted by reduced demand for energy commodities as a result of the slowdown in economic activity resulting from the pandemic spread of COVID-19.
Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through MLPs, which are limited partnerships in which ownership units are publicly traded. While MLPs often own or own interests in properties or businesses that are related to oil and gas industries, including pipelines, MLPs may invest in other types of industries, or in credit-related investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (including the Fund when it invests in an MLP) are not involved in the day-to-day management of the partnership. The Fund also may invest in companies that serve (or whose affiliates serve) as the general partner of an MLP.
Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation. Conflicts of interest may exist among unit holders, subordinated unit holders and the general partner of an MLP, including those arising from incentive distribution payments. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. MLPs holding credit-related investments are subject to interest rate risk and the risk of default on payment obligations by debt issuers. Investments held by MLPs may be illiquid. MLP units may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly based companies.
The Fund may also hold investments in limited liability companies that have many of the same characteristics and are subject to many of the same risks as MLPs.
The manner and extent of the Fund’s investments in MLPs and limited liability companies may be limited by its intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and any such investments by the Fund may adversely affect the ability of the Fund to so qualify.
Non-Diversified Risk — A fund that is non-diversified may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund being more sensitive to the economic results of those issuing
13

Risk Factors

securities, and, as a result, gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Smaller-Company Stock Risk — Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be often more difficult to purchase and sell.
Stock Market Risk — Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for the Fund's portfolio.
◼
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
◼
Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems.
14

Risk Factors

Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which the Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
The Adviser may use several types of investment strategies in pursuing each Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund's SAI.
Investment Company Risk — The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for the Fund. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
15

Impact on Returns Example

The following example is intended to help you assess the impact of the operating expenses of the Fund on the Fund’s potential returns. The example assumes that you invest $10,000 in the Fund for a 10-year period, and that your investment earns a 5% return each year. The example reflects the impact of sales loads and the impact of any fee waiver/expense reimbursement agreement in place for the Fund through its expiration date, as detailed in the Annual Fund Operating Expenses table of the Fund. Your actual costs may be higher or lower.
Based on these assumptions, the following table shows, for each year and cumulatively for all 10 years (1) the fees and the costs (the “Expenses”) associated with your investment and (2) the difference (the “Impact on Return”) between your return if the Fund had not incurred the Expenses and your return after giving effect to the Expenses.
Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Victory Global Energy Transition Fund
Class A Shares
Expenses	$717	$177	$184	$189	$195	$201	$208	$214	$221	$229	$2,535
Impact on Return	$743	$212	$228	$245	$263	$283	$303	$325	$348	$372	$3,322
Class C Shares
Expenses	$231	$344	$350	$356	$361	$368	$374	$380	$386	$393	$3,543
Impact on Return	$228	$352	$376	$400	$426	$454	$482	$513	$545	$578	$4,354
Class R Shares
Expenses	$189	$590	$585	$581	$577	$573	$568	$564	$560	$556	$5,343
Impact on Return	$186	$601	$627	$654	$682	$712	$744	$777	$811	$848	$6,642
Class Y Shares
Expenses	$117	$135	$141	$146	$151	$157	$163	$169	$175	$180	$1,534
Impact on Return	$115	$139	$151	$163	$177	$191	$206	$223	$240	$258	$1,863
16

Organization and Management of the Fund

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of March 31, 2021, the Adviser managed and advised assets totaling in excess of $154.3 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
For the fiscal year ended December 31, 2020, the Adviser was paid advisory fees, before waivers, at an annual rate equal to 1.00% of the average daily net assets of the Fund.
See “Fund Fees and Expenses” for information about any contractual agreement agreed to by the Adviser to waive fees and/or reimburse expenses with respect to the Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.
The Sub-Adviser
The Adviser has entered into a Sub-Advisory Agreement with SailingStone. SailingStone is responsible for the day-to-day investment management of the Fund, which includes buying and selling securities and choosing broker-dealers. SailingStone is a Delaware limited liability company that has provided investment advisory services since 2014. SailingStone had approximately $761.9 million in assets under management as of March 31, 2021. The principal business address of SailingStone is 3200 Kirby Drive, Suite 800, Houston, Texas 77098. For its services, the Adviser, not the Fund, pays SailingStone an annual fee out of the Adviser’s advisory fee.
A discussion of the Board’s considerations in approving the Advisory and Sub-Advisory Agreements is included in the Fund’s annual report for the period ended December 31.
Portfolio Management1
MacKenzie B. Davis has been responsible for the day-to-day management of the Fund (including its predecessor fund) since 2005. Mr. Davis has been a Managing Partner of SailingStone since the commencement of its operations in 2014. Prior to forming SailingStone, Mr. Davis was a member of the Hard Assets Team at RS Investment Management Co. LLC. Prior to joining RS Investments in 2004, Mr. Davis spent four years as a high-yield analyst at Fidelity Management & Research Company, covering technology, telecommunications, industrial, and energy issuers. Previously, he was a vice president at Fidelity Capital Markets, focusing on origination and financial engineering initiatives. He was also an analyst at Goldman Sachs & Company. Mr. Davis is a CFA charterholder.
Kenneth L. Settles Jr. has been responsible for the day-to-day management of the Fund (including its predecessor fund) since 2007. Mr. Settles has been a Managing Partner of SailingStone since the commencement of its operations in 2014. Prior to forming SailingStone, he was a member of the Hard Assets Team at RS Investment Management Co. LLC. Prior to joining RS Investments in 2006, he was a senior energy analyst at Neuberger Berman, LLC for seven years where he also co-managed the Neuberger Berman Premier Energy Portfolio. Previously, Mr. Settles spent three years at Salomon Smith Barney, Inc. where he was a financial analyst. Mr. Settles is a CFA charterholder.
17

Organization and Management of the Fund

Brian Lively has been responsible for day-to-day management of the Fund since September 2020. Mr. Lively has been a Partner of SailingStone since the commencement of its operations in 2014. He is currently an investment analyst and portfolio manager. Prior to forming SailingStone in June 2014, Mr. Lively was an investment analyst at RS Investments for the RS Global Natural Resource strategies. From October 2008 through August 2013, he was Managing Director, E&P Research at Tudor, Pickering, Holt & Co., where he served as global head of upstream research. From December 2000 through July 2004 he was a vice president and team leader at Netherland, Sewell & Associates Inc. and a senior project engineer at Exxon Mobil Corporation.
The Fund's SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Fund.
1
Each portfolio manager’s tenure with the Fund includes his or her service as a member of the predecessor fund’s investment team at RS Investment Management Co. LLC, the investment adviser to the Fund’s predecessor fund.
18

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class it may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by the Fund. The classes of shares that are offered by the Fund are those listed on the cover page designated with a ticker symbol. The Fund may also offer other share classes in different prospectuses.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

19

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
The Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, the Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.
To the extent the Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem the Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
You may be able to find the Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until the fund reaches a specific number of shareholders or level of assets. You may also find the Fund's NAV by calling 800-539-FUND (800-539-3863) or by visiting the Fund's website at VictoryFunds.com.
20

Choosing a Share Class

CLASS A
◼
Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
◼
A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class A shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Lower annual expenses than Class C or Class R shares.
CLASS C
◼
No front-end sales charge. All your money goes to work for you right away.
◼
A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class C shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Higher annual expenses than all other classes of shares.
CLASS I
◼
No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class I shares are only available to certain investors.
◼
Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
◼
No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class R shares pay ongoing distribution and/or service (12b-1) fees.
◼
Class R shares are only available to certain investors.
◼
Higher annual expenses than all classes except Class C shares.
CLASS R6
◼
No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class R6 shares are only available to certain investors.
◼
Typically lower annual expenses than all other classes of shares.
CLASS Y
◼
No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class Y shares are only available to certain investors.
◼
Typically lower annual expenses than Classes A, C and R shares.
21

Choosing a Share Class

Share Classes
When you purchase shares of the Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6 and Class Y shares. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Fund reserves the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Fund may also waive any applicable eligibility criteria or investment minimums at its discretion.
The Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Fund reserves the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.
22

Choosing a Share Class

The current sales charge rates and breakpoint levels for Class A shares of the Fund are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above[1]	0.00%	0.00%
1 A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.
There are a number of ways you can reduce your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund's transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21).
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Fund or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Fund or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
◼
Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
◼
Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to
23

Choosing a Share Class

qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
◼
Right of Accumulation - You may add the value of any other Victory Funds of any share class that you already own (except money market funds and any assets held in group retirement plans), to the amount of your next Class A investment to determine if your additional investment will qualify for a sales charge breakpoint. The value of the other Victory Funds of any share class you already own (except money market funds and any assets held in group retirement plans) will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Victory Funds of any share class (except money market funds and any assets held in group retirement plans), (or those held by your spouse (including domestic partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
◼
Combination Privilege - You may combine the value in accounts of multiple Victory Funds of any share class (except money market funds and any assets held in group retirement plans) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
◼
Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of the Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
◼
Purchases of $1,000,000 or more;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
◼
Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Fund's distributor (“Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
◼
Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
◼
Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
◼
Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
24

Choosing a Share Class

◼
Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
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Investors that have an investment account with the Adviser;
◼
Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
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Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
CDSC for Class A Shares
A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
◼
To the extent that the shares redeemed:
◼
are no longer subject to the holding period for such shares;
25

Choosing a Share Class

◼
resulted from reinvestment of distributions; or
◼
were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
◼
Following the death or post-purchase disability of:
◼
a registered shareholder on an account; or
◼
a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
◼
Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
◼
required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
◼
tax free returns of excess contributions or returns of excess deferral amounts;
◼
distributions on the death or disability of the account holder;
◼
distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
◼
distributions as a result of separation of service;
◼
Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
◼
In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
◼
When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
◼
Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; or
◼
Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.
The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
26

Choosing a Share Class

Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; and
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary; or
◼
Registered investment companies.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Fund, who invest at least $2,500;
◼
Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
◼
Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
◼
Purchases by:
◼
investment advisory clients of the Adviser; or
◼
investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Fund, and Fund Service Providers
Current and retired trustees of Victory-advised mutual funds, and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by the Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
The Fund reserves the right to change the criteria for eligible investors and the investment minimums.
27

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C and Class R shares of the Fund.
Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of its Class A shares. Under the Class R Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of its Class R shares. The fee is paid for general distribution services and for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
28

Information About Fees

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.
29

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund's Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. Different intermediaries may impose different minimum investments. These variations are described in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.
For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
30

How to Buy Shares

The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
The Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
◼
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
◼
By Systematic Investment Plan
31

How to Buy Shares

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.
Other Purchase Rules You Should Know
The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Retirement Plans
You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.
32

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND (800-539-3863) or by visiting
VictoryFunds.com

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
◼
To exchange with a Victory Fund, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Fund's other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.
Class C Share Conversion
Class C shares of the Fund will automatically convert to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Fund's share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
33

How to Exchange Shares

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
34

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
◼
Mail a check to the address of record;
◼
Wire funds to a previously designated domestic financial institution;
◼
Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.
35

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
The Fund may suspend your right to redeem your shares in the following circumstances:
◼
During non-routine closings of the NYSE;
◼
When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
◼
The Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
36

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest.
If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
37

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
Each Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.
◼
You will pay tax on dividends from the Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from the Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Fund.
◼
An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
◼
Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
The Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, the Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may
38

Distributions and Taxes

apply to dividends paid by the Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
◼
The Fund may provide estimated capital gain distribution information through the website at VictoryFunds.com.
39

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the MSG, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
40

Important Fund Policies

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of the Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI, which is available upon request and on the Fund's website at VictoryFunds.com.
41

Important Fund Policies

Performance
The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Fund describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.
42

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The information presented  for the fiscal years ended on or after December 31, 2019 has been audited by Cohen & Company, Ltd., the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report. The information for all years prior to December 31, 2019 has been audited by a different independent registered public accounting firm. The Fund's annual and semi-annual reports are available by calling the Victory Funds at 800-539-FUND (800-539-3863) and at www.VictoryFunds.com.
The financial highlights for each Fund reflect the historical financial highlights of its corresponding predecessor fund, a separate series of RS Investment Trust that was managed by RS Investment Management Co. LLC. Upon the completion of the reorganization of each predecessor fund with and into its respective Fund, which occurred on July 29, 2016, the Class A, C, R and Y shares of each Fund, as applicable, assumed the performance, financial and other historical information of the Class A, C, K and Y shares, respectively, of the corresponding predecessor fund.
43

Global Energy Transition Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.71	$12.86	$23.73	$23.49	$15.34
Investment Activities
Net Investment Income (Loss)(a)	(0.01)	—(b)	(0.14)	(0.22)	(0.10)
Net Realized and Unrealized Gains (Losses) on Investments	2.67	(3.15)	(10.73)	0.46	8.25
Total from Investment Activities	2.66	(3.15)	(10.87)	0.24	8.15
Distributions to Shareholders From
Net Investment Income	(0.01)	—	—	—	—
Total Distributions	(0.01)	—	—	—	—
Capital Contributions from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$12.36	$9.71	$12.86	$23.73	$23.49
Total Return (Excludes Sales Charge)*	27.35%	(24.49)%	(45.81)%	1.02%	53.13%(c)
Ratios to Average Net Assets
Net Expenses	1.48%	1.48%	1.48%	1.48%	1.48%
Net Investment Income (Loss)	(0.15)%	—%(d)	(0.65)%	(0.93)%	(0.51)%
Gross Expenses	1.79%	1.69%	1.54%	1.55%	1.48%
Supplemental Data
Net Assets, End of Period (000's)	$36,803	$32,630	$64,001	$262,455	$545,778
Portfolio Turnover(e)	46%	24%	26%	57%(f)	29%
*
Includes adjustments in accordance with U.S. generally accepted accordingly principles.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.005% for the period shown.
(d)
Amount is less than 0.005%.
(e)
Portfolio turnover is calculated in the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(f)
Portfolio turnover increased due to change within the portfolio holdings during the year.
44

Global Energy Transition Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$8.71	$11.63	$21.63	$21.59	$14.21
Investment Activities
Net Investment Income (Loss)(a)	(0.07)	(0.08)	(0.28)	(0.36)	(0.24)
Net Realized and Unrealized Gains (Losses) on Investments	2.36	(2.84)	(9.72)	0.40	7.62
Total from Investment Activities	2.29	(2.92)	(10.00)	0.04	7.38
Distributions to Shareholders From
Net Investment Income	—	—	—	—	—
Total Distributions	—	—	—	—	—
Capital Contributions from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$11.00	$8.71	$11.63	$21.63	$21.59
Total Return (Excludes Sales Charge)*	26.29%	(25.11)%	(46.26)%	0.23%	51.94%(c)
Ratios to Average Net Assets
Net Expenses	2.28%	2.28%	2.28%	2.28%	2.28%
Net Investment Income (Loss)	(0.92)%	(0.81)%	(1.42)%	(1.72)%	(1.32)%
Gross Expenses	3.32%	2.75%	2.38%	2.35%	2.31%
Supplemental Data
Net Assets, End of Period (000's)	$2,385	$2,949	$6,939	$20,428	$30,789
Portfolio Turnover(d)	46%	24%	26%	57%(e)	29%
*
Includes adjustments in accordance with U.S. generally accepted accordingly principles.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.005% for the period shown.
(d)
Portfolio turnover is calculated in the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)
Portfolio turnover increased due to change within the portfolio holdings during the year.
45

Global Energy Transition Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.16	$12.18	$22.56	$22.42	$14.68
Investment Activities
Net Investment Income (Loss)(a)	(0.04)	(0.04)	(0.20)	(0.29)	(0.15)
Net Realized and Unrealized Gains (Losses) on Investments	2.50	(2.98)	(10.18)	0.43	7.89
Total from Investment Activities	2.46	(3.02)	(10.38)	0.14	7.74
Distributions to Shareholders From
Net Investment Income	—	—	—	—	—
Total Distributions	—	—	—	—	—
Capital Contributions from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$11.62	$9.16	$12.18	$22.56	$22.42
Total Return (Excludes Sales Charge)*	26.86%	(24.79)%	(46.01)%	0.62%	52.72%(c)
Ratios to Average Net Assets
Net Expenses	1.86%	1.86%	1.86%	1.86%	1.74%
Net Investment Income (Loss)	(0.51)%	(0.37)%	(0.99)%	(1.31)%	(0.80)%
Gross Expenses	5.74%	4.31%	2.50%	2.20%	1.74%
Supplemental Data
Net Assets, End of Period (000's)	$680	$621	$920	$2,442	$4,611
Portfolio Turnover(d)	46%	24%	26%	57%(e)	29%
*
Includes adjustments in accordance with U.S. generally accepted accordingly principles.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.005% for the period shown.
(d)
Portfolio turnover is calculated in the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)
Portfolio turnover increased due to change within the portfolio holdings during the year.
46

Global Energy Transition Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$10.11	$13.38	$24.60	$24.28	$15.80
Investment Activities
Net Investment Income (Loss)(a)	0.02	0.03	(0.06)	(0.14)	(0.04)
Net Realized and Unrealized Gains (Losses) on Investments	2.78	(3.27)	(11.16)	0.46	8.52
Total from Investment Activities	2.80	(3.24)	(11.22)	0.32	8.48
Distributions to Shareholders From
Net Investment Income	(0.03)	(0.03)	—	—	—
Total Distributions	(0.03)	(0.03)	—	—	—
Capital Contributions from Prior Custodian, Net		—	—	—	—(b)
Net Asset Value, End of Period	$12.88	$10.11	$13.38	$24.60	$24.28
Total Return (Excludes Sales Charge)*	27.73%	(24.25)%	(45.63)%	1.36%	53.67%(c)
Ratios to Average Net Assets
Net Expenses	1.15%	1.15%	1.15%	1.15%	1.15%
Net Investment Income (Loss)	0.18%	0.27%	(0.29)%	(0.58)%	(0.19)%
Gross Expenses	1.28%	1.26%	1.20%	1.19%	1.17%
Supplemental Data
Net Assets, End of Period (000's)	$119,237	$114,972	$393,581	$1,126,533	$1,300,024
Portfolio Turnover(d)	46%	24%	26%	57%(e)	29%
*
Includes adjustments in accordance with U.S. generally accepted accordingly principles.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.005% for the period shown.
(d)
Portfolio turnover is calculated in the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)
Portfolio turnover increased due to change within the portfolio holdings during the year.
47

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co. or Oppenheimer & Co. Inc. platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or in the SAI.
Front-End Sales Charge Waivers on Class A Shares available at Merrill Lynch
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
◼
Shares purchased through a Merrill Lynch affiliated investment advisory program
◼
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
◼
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
◼
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales load discounts and waivers
◼
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
◼
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic
48

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on A and C Shares available at Merrill Lynch
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
◼
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
◼
Shares acquired through a right of reinstatement
◼
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
◼
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Ameriprise Financial
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
49

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
◼
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
◼
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load
50

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a right of reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
51

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Shares acquired through a right of reinstatement
◼
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 701/2 as described in the fund’s Prospectus.
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a right of reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge
Edward D. Jones & Co (”Edward Jones“)
Effective on or after May 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the
52

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Fund’s Prospectus or statement of additional information (”SAI“) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints - Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
◼
Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers - Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
53

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
Death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform
◼
A 529 account held on an Edward Jones platform
◼
An account with an active systematic investment plan or LOI
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
54

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
55

P.O. Box 182593

Columbus, OH 43218-2593
Statement of Additional Information (SAI): The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-Annual Reports: Annual and semi-annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
By mail:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC's Edgar database at http://www.sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
On the Internet:
EDGAR database at sec.gov or by email request at
publicinfo@sec.gov
Investment Company Act File Number 811-4852
VF-RS-GNR-PRO (05/21)

May 1, 2021
Prospectus
Victory RS Investors Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSINX	RIVCX	—	RSIKX	—	RSIYX
Victory RS Large Cap Alpha Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
GPAFX	RCOCX	—	RCEKX	—	RCEYX
Victory RS Partners Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSPFX	—	—	RSPKX	—	RSPYX
Victory RS Value Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSVAX	RVACX	—	RSVKX	—	RSVYX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds’ shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
www.vcm.com
800-539-FUND (800-539-3863)

RS Investors Fund Summary
Investment Objective
The Victory RS Investors Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 35 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.46%	0.75%	2.91%	0.50%
Total Annual Fund Operating Expenses	1.71%	2.75%	4.41%	1.50%
Fee Waiver/Expense Reimbursement[3]	(0.38)%	(0.68)%	(2.46)%	(0.45)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.33%	2.07%	1.95%	1.05%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.33%, 2.07%, 1.95% and 1.05% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
1

RS Investors Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$703	$1,048	$1,416	$2,449
Class C	$310	$789	$1,394	$3,031
Class R	$198	$1,112	$2,037	$4,398
Class Y	$107	$430	$776	$1,752
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$210	$789	$1,394	$3,031
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, in equity securities that the Fund’s investment team believes are undervalued. The Fund invests in equity securities of small-, mid-, or large-capitalization companies. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund is non-diversified and expects to hold a larger portion of its assets in smaller number of issuers. As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the financials sector.
In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/ dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
2

RS Investors Fund Summary
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Smaller-Capitalization Stock Risk — Small-and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — The Fund’s investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants in their fields of business.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which
3

RS Investors Fund Summary
can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Non-Diversified Risk — A non-diversified Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Investors Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
4

RS Investors Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	18.49%	December 31, 2020
Lowest Quarter	-30.84%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	-7.34%	6.56%	8.76%
CLASS A After Taxes on Distributions	-7.41%	4.68%	7.53%
CLASS A After Taxes on Distributions and Sale of Fund Shares	-4.30%	4.74%	6.82%
CLASS C Before Taxes	-3.40%	7.03%	8.60%
CLASS R Before Taxes	-2.30%	7.19%	8.85%
CLASS Y Before Taxes	-1.41%	8.13%	9.69%
Index
Russell 3000® Value Index reflects no deduction for fees, expenses or taxes.	2.87%	9.74%	10.36%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
5

RS Investors Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
Robert J. Harris	Chief Investment Officer	Since 2019
Joseph M. Mainelli	Investment Analyst	Since 2013
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
6

RS Large Cap Alpha Fund Summary
Investment Objective
The Victory RS Large Cap Alpha Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 35 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.20%	0.29%	0.50%	0.32%
Total Annual Fund Operating Expenses	0.95%	1.79%	1.50%	0.82%
Fee Waiver/Expense Reimbursement[3]	(0.06)%	(0.10)%	(0.24)%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.89%	1.69%	1.26%	0.68%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.89%, 1.69%, 1.26% and 0.68% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
7

RS Large Cap Alpha Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$661	$855	$1,065	$1,669
Class C	$272	$554	$960	$2,097
Class R	$128	$451	$796	$1,770
Class Y	$69	$248	$441	$1,001
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$172	$554	$960	$2,097
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in companies considered by the Adviser (at the time of purchase) to be large-capitalization companies. A company is considered to be large-capitalization if its market capitalization is at least $5 billion. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser seeks to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).
The Fund holds a relatively few number of securities and, as a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the financials sector.
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
8

RS Large Cap Alpha Fund Summary
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Limited Portfolio Risk — To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — The Fund’s investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants in their fields of business.
Large-Capitalization Stock Risk — The securities of large-capitalization companies may underperform the securities of smaller-capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in
9

RS Large Cap Alpha Fund Summary
the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Large Cap Alpha Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The predecessor fund’s investment strategy and investment team changed on March 30, 2009. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
10

RS Large Cap Alpha Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	18.20%	December 31, 2020
Lowest Quarter	-27.89%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	-6.72%	7.29%	8.71%
CLASS A After Taxes on Distributions	-7.55%	5.21%	6.75%
CLASS A After Taxes on Distributions and Sale of Fund Shares	-3.41%	5.39%	6.57%
CLASS C Before Taxes	-2.79%	7.70%	8.48%
CLASS R Before Taxes	-1.41%	8.17%	8.95%
CLASS Y Before Taxes	-0.83%	8.79%	9.61%
Indices
Russell 1000® Value Index reflects no deduction for fees, expenses or taxes.	2.80%	9.74%	10.50%
S&P 500® Index reflects no deduction for fees, expenses or taxes.	18.40%	15.22%	13.88%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
11

RS Large Cap Alpha Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
Robert J. Harris	Chief Investment Officer	Since 2014
Joseph M. Mainelli	Investment Analyst	Since 2012
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
12

RS Partners Fund Summary
Investment Objective
The Victory RS Partners Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 35 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	0.50%	0.00%
Other Expenses	0.28%	1.37%	0.23%
Total Annual Fund Operating Expenses	1.53%	2.87%	1.23%
Fee Waiver/Expense Reimbursement[2]	(0.08)%	(1.06)%	(0.11)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.45%	1.81%	1.12%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.45%, 1.81% and 1.12% of the Fund’s Class A, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
13

RS Partners Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$714	$1,023	$1,354	$2,287
Class R	$184	$789	$1,420	$3,119
Class Y	$114	$379	$665	$1,479
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, principally in equity securities of small-capitalization companies. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The Adviser considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index (“Index”) (currently, approximately $21.9 billion, based on the size of the largest company in the Index on March 31, 2021), whichever is greater. The size of companies in the Index changes with market conditions and the composition of the Index.
In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/ dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
The Fund holds a relatively few number of securities and, as a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the financials sector.
14

RS Partners Fund Summary
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Smaller-Capitalization Stock Risk — Small-and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — The Fund’s investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants in their fields of business.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which
15

RS Partners Fund Summary
can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Limited Portfolio Risk — To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A. R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, K and Y shares of the RS Partners Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
16

RS Partners Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	32.73%	December 31, 2020
Lowest Quarter	-32.94%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	-5.31%	9.05%	7.57%
CLASS A After Taxes on Distributions	-5.65%	5.86%	4.73%
CLASS A After Taxes on Distributions and Sale of Fund Shares	-2.90%	6.49%	5.39%
CLASS R Before Taxes	0.06%	9.95%	7.80%
CLASS Y Before Taxes	0.77%	10.71%	8.56%
Index
Russell 2000® Value Index reflects no deduction for fees, expenses or taxes.	4.63%	9.65%	8.66%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
17

RS Partners Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
Robert J. Harris	Chief Investment Officer	Since 2019
Joseph M. Mainelli	Investment Analyst	Since 2013
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class R	Class Y
Minimum Initial Investment	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	None	None
For Class A and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
18

RS Value Fund Summary
Investment Objective
The Victory RS Value Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 35 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.27%	0.75%	2.68%	0.25%
Total Annual Fund Operating Expenses	1.37%	2.60%	4.03%	1.10%
Fee Waiver/Expense Reimbursement[3]	(0.07)%	(0.53)%	(2.34)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.30%	2.07%	1.69%	1.06%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.30%, 2.07%, 1.69% and 1.06% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
19

RS Value Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$700	$977	$1,276	$2,121
Class C	$310	$758	$1,333	$2,895
Class R	$172	$1,013	$1,870	$4,086
Class Y	$108	$346	$602	$1,337
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$210	$758	$1,333	$2,895
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, principally in equity securities of companies with market capitalizations between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index (“Index”) (currently, approximately $63.6 billion, based on the size of the largest company in the Index on March 31, 2021) that the Adviser believes are undervalued. The size of companies in the Index changes with market conditions and the composition of the Index. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser’s efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).
The Fund holds a relatively few number of securities and, as a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the financials sector.
20

RS Value Fund Summary
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Smaller-Capitalization Stock Risk — Small-and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — The Fund’s investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession,
21

RS Value Fund Summary
currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants in their fields of business.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Limited Portfolio Risk — To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Value Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
22

RS Value Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	21.22%	December 31, 2020
Lowest Quarter	-32.35%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	-8.18%	6.98%	7.42%
CLASS A After Taxes on Distributions	-8.61%	3.97%	5.10%
CLASS A After Taxes on Distributions and Sale of Fund Shares	-4.55%	4.89%	5.44%
CLASS C Before Taxes	-4.30%	7.42%	7.23%
CLASS R Before Taxes	-2.95%	7.84%	7.63%
CLASS Y Before Taxes	-2.37%	8.51%	8.31%
Index
Russell Midcap® Value Index reflects no deduction for fees, expenses or taxes.	4.96%	9.73%	10.49%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
23

RS Value Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
Robert J. Harris	Chief Investment Officer	Since 2014
Joseph M. Mainelli	Investment Analyst	Since 2013
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
24

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
Each Fund is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
The following section describes additional information about the principal investment strategy the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The SAI includes more information about the Funds, their investments, and the related risks. Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective and increase a Fund's expenses.
Each Fund’s investment objective and policy to invest at least 80% of its assets in the type of securities suggested by the Fund's name is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders. For purposes of a Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, but exclusive of any collateral held from securities lending.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.
25

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds (“ETFs”) that invest in foreign corporations.
The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.
Investment Companies
A Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities, letters of credit, and certificates of deposit.
26

Risk Factors

The following provides additional information about the Funds' principal risks and supplements those risks discussed in each Fund's Fund Summary section of this Prospectus.
	Investors	Large Cap Alpha	Partners	Value
Equity Risk	X	X	X	X
Foreign Securities Risk	X	X	X	X
Investment Style Risk	X	X	X	X
Large Capitalization Stock Risk		X
Limited Portfolio Risk		X	X	X
Liquidity Risk	X		X	X
Management Risk	X	X	X	X
Non-Diversified Risk	X
Sector Focus Risk	X	X	X	X
Smaller-Company Stock Risk	X	X	X	X
Stock Market Risk	X	X	X	X
Equity Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks may fluctuate, sometimes rapidly or unpredictably. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities.
Foreign Securities Risk
◼
Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Investments in depositary receipts (such as ADRs and GDRs) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.
◼
Political Risk — Foreign securities markets may be more volatile than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
27

Risk Factors

◼
Liquidity Risk — Securities that trade less frequently or with lower trade volume can be more difficult or more costly to buy or sell than more liquid or active investments. Liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than U.S. exchanges. See also Liquidity Risk.
◼
Currency Risk — Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.
◼
Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the U.S.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Large Capitalization Stock Risk — Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small and medium capitalization companies) when stocks of large capitalization companies are out of favor.
Limited Portfolio Risk — A Fund may hold a smaller number of portfolio securities than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. Although certain of the Funds are “diversified” within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), they may hold a smaller number of portfolio securities than many other mutual funds.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, the Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as the Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and
28

Risk Factors

unanticipated levels of redemptions, the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Non-Diversified Risk — A fund that is non-diversified may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund being more sensitive to the economic results of those issuing securities, and, as a result, gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, the Fund may make significant investments in one or more sectors, each of which entails associated risks. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector. Since benchmark sector weights influence the Fund’s sector exposure, the Fund may tend to be more heavily weighted in companies in those sectors included in the benchmark.
Smaller-Company Stock Risk — Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be often more difficult to purchase and sell.
Stock Market Risk — Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into
29

Risk Factors

companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for a Fund's portfolio.
◼
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
◼
Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Investment Company Risk — The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, a Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or a Fund’s securities
30

Risk Factors

lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
31

Impact on Returns Example

The following example is intended to help you assess the impact of the operating expenses of the Funds listed below on each Fund’s potential returns. The example assumes that you invest $10,000 in a Fund for a 10-year period, and that your investment earns a 5% return each year. The example reflects the impact of sales loads and the impact of any fee waiver/expense reimbursement agreement in place for a Fund through its expiration date, as detailed in the Annual Fund Operating Expenses table of each Fund. Your actual costs may be higher or lower.
Based on these assumptions, the following table shows, for each year and cumulatively for all 10 years (1) the fees and the costs (the “Expenses”) associated with your investment and (2) the difference (the “Impact on Return”) between your return if the Fund had not incurred the Expenses and your return after giving effect to the Expenses.
Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Victory RS Investors Fund
Class A Shares
Expenses	$703	$170	$175	$181	$187	$193	$200	$206	$213	$221	$2,449
Impact on Return	$729	$204	$219	$236	$254	$272	$292	$313	$336	$359	$3,214
Class C Shares
Expenses	$210	$286	$293	$299	$306	$313	$320	$327	$334	$343	$3,031
Impact on Return	$207	$293	$314	$337	$360	$385	$411	$439	$468	$499	$3,713
Class R Shares
Expenses	$198	$456	$458	$461	$464	$467	$469	$472	$475	$478	$4,398
Impact on Return	$195	$464	$490	$517	$546	$576	$607	$641	$675	$712	$5,423
Class Y Shares
Expenses	$107	$159	$164	$170	$176	$182	$188	$195	$202	$209	$1,752
Impact on Return	$105	$161	$175	$189	$204	$221	$238	$256	$276	$297	$2,122
Victory RS Partners Fund
Class A Shares
Expenses	$714	$152	$157	$163	$168	$174	$180	$186	$193	$200	$2,287
Impact on Return	$740	$186	$201	$216	$233	$250	$268	$288	$309	$331	$3,022
Class R Shares
Expenses	$184	$299	$306	$312	$319	$326	$333	$340	$347	$353	$3,119
Impact on Return	$181	$305	$327	$350	$374	$399	$426	$454	$484	$515	$3,815
Class Y Shares
Expenses	$114	$130	$135	$140	$146	$151	$157	$163	$169	$174	$1,479
Impact on Return	$112	$133	$145	$157	$170	$184	$199	$215	$231	$249	$1,795
Victory RS Value Fund
Class A Shares
Expenses	$700	$136	$141	$146	$153	$157	$163	$169	$175	$181	$2,121
Impact on Return	$726	$170	$184	$198	$213	$229	$246	$264	$283	$304	$2,817
Class C Shares
Expenses	$210	$271	$277	$284	$291	$298	$305	$312	$320	$327	$2,895
Impact on Return	$207	$278	$298	$320	$343	$367	$392	$419	$447	$477	$3,548
Class R Shares
32

Impact on Returns Example

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Expenses	$172	$418	$423	$427	$430	$435	$439	$443	$448	$451	$4,086
Impact on Return	$169	$425	$450	$477	$505	$534	$565	$597	$632	$667	$5,021
Class Y Shares
Expenses	$108	$117	$121	$126	$130	$136	$141	$147	$152	$159	$1,337
Impact on Return	$106	$120	$130	$141	$153	$166	$179	$194	$209	$225	$1,623
33

Organization and Management of the Funds

The Funds' Board of Trustees has the overall responsibility for overseeing the management of the Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of March 31, 2021, the Adviser managed and advised assets totaling in excess of $154.3 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investments, a Victory Capital investment  franchise, is responsible for the day-to-day investment management of the Funds.
Advisory fees to be paid annually, before waivers, will be equal to the following:
Fund	Advisory Fee
Victory RS Investors Fund	1.00%
Victory RS Large Cap Alpha Fund	0.50%
Victory RS Partners Fund	1.00%
Victory RS Value Fund	0.85%
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in each Fund’s annual report for the period ended December 31.
Portfolio Management
Robert Harris is the Chief Investment Officer of the RS Value team. He has been responsible for the Victory RS Partners Fund, Victory RS Value Fund, Victory RS Large Cap Alpha Fund, and Victory RS Investors Fund (including their predecessor funds) since 2014. From 2005 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a financial services analyst at Dresdner RCM Global Investors, LLC. Previously, he was a marketing associate for Chevron Texaco Corporation. He also spent seven years as a flight engineer in the United States Air Force.
Joseph Mainelli is a member of the RS Value team and has been responsible for the Victory RS Large Cap Alpha Fund (including its predecessor fund) since 2012, and Victory RS Partners Fund, Victory RS Value Fund and Victory RS Investors Fund (including their predecessor funds) since 2013. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was an equity research analyst focusing on small- and mid-cap value investments at David J. Greene & Company for three years. Previously, he was an equity research analyst at Sagamore Hill Capital and ING Furman Selz Asset Management.
The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Funds.
34

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class it may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by a Fund. The classes of shares that are offered by a Fund are those listed on the cover page designated with a ticker symbol. A Fund may also offer other share classes in different prospectuses.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

35

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Victory Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.
To the extent a Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, a Fund will price its investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
You may be able to find a Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find a Fund's NAV by calling 800-539-FUND (800-539-3863) or by visiting the Funds' website at VictoryFunds.com.
36

Choosing a Share Class

CLASS A
◼
Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
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A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class A shares also pay ongoing distribution and/or service (12b-1) fees.
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Lower annual expenses than Class C or Class R shares.
CLASS C
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No front-end sales charge. All your money goes to work for you right away.
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A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class C shares also pay ongoing distribution and/or service (12b-1) fees.
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Higher annual expenses than all other classes of shares.
CLASS I
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No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class I shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
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No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class R shares pay ongoing distribution and/or service (12b-1) fees.
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Class R shares are only available to certain investors.
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Higher annual expenses than all classes except Class C shares.
CLASS R6
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No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class R6 shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares.
CLASS Y
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No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class Y shares are only available to certain investors.
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Typically lower annual expenses than Classes A, C and R shares.
37

Choosing a Share Class

Share Classes
When you purchase shares of a Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6 and Class Y shares. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
A Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Funds reserve the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.
38

Choosing a Share Class

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above[1]	0.00%	0.00%
1 A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.
There are a number of ways you can reduce your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21).
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Funds or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
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Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
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Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to
39

Choosing a Share Class

qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
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Right of Accumulation - You may add the value of any other Victory Funds of any share class that you already own (except money market funds and any assets held in group retirement plans), to the amount of your next Class A investment to determine if your additional investment will qualify for a sales charge breakpoint. The value of the other Victory Funds of any share class you already own (except money market funds and any assets held in group retirement plans) will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Victory Funds of any share class (except money market funds and any assets held in group retirement plans), (or those held by your spouse (including domestic partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
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Combination Privilege - You may combine the value in accounts of multiple Victory Funds of any share class (except money market funds and any assets held in group retirement plans) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
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Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of a Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
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Purchases of $1,000,000 or more;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
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Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Funds' distributor (“Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
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Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
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Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
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Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
40

Choosing a Share Class

◼
Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
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Investors that have an investment account with the Adviser;
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Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
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Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
CDSC for Class A Shares
A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
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To the extent that the shares redeemed:
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are no longer subject to the holding period for such shares;
41

Choosing a Share Class

◼
resulted from reinvestment of distributions; or
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were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
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Following the death or post-purchase disability of:
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a registered shareholder on an account; or
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a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
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Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
◼
required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
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tax free returns of excess contributions or returns of excess deferral amounts;
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distributions on the death or disability of the account holder;
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distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
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distributions as a result of separation of service;
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Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
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In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
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When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
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Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; or
◼
Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
42

Choosing a Share Class

Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; and
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary; or
◼
Registered investment companies.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds, who invest at least $2,500;
◼
Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
◼
Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
◼
Purchases by:
◼
investment advisory clients of the Adviser; or
◼
investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Funds, and Fund Service Providers
Current and retired trustees of Victory-advised mutual funds, and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
43

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C and Class R shares of the Funds.
Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of Class R shares. The fee is paid for general distribution services, for selling Class A and Class R shares of the Fund and, as applicable, for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Because Rule 12b-1 fees are paid out of a Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
44

Information About Fees

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.
45

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. Different intermediaries may impose different minimum investments. These variations are described in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.
For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
46

How to Buy Shares

The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
◼
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
47

How to Buy Shares

◼
By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Retirement Plans
You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.
48

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND (800-539-3863) or by visiting
VictoryFunds.com

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
◼
To exchange with a Victory Fund, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.
Class C Share Conversion
Class C shares of the Fund will automatically convert to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds' share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
49

How to Exchange Shares

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
50

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
◼
Mail a check to the address of record;
◼
Wire funds to a previously designated domestic financial institution;
◼
Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.
51

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
A Fund may suspend your right to redeem your shares in the following circumstances:
◼
During non-routine closings of the NYSE;
◼
When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
◼
A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
52

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. Each Fund passes its earnings along to investors in the form of dividends. Dividends paid by a Fund represent the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, each Fund declares and pays dividends annually. However, a Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).
53

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
Each Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable as long-term capital gains.
◼
You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
◼
An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
◼
Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
A Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may
54

Distributions and Taxes

apply to dividends paid by a Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
◼
The Funds may provide estimated capital gain distribution information through the website at VictoryFunds.com.
55

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the MSG, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
56

Important Fund Policies

The Funds' Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI, which is available upon request and on the Funds' website at VictoryFunds.com.
57

Important Fund Policies

Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.
58

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented  for the fiscal years ended on or after December 31, 2019 has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' annual report. The information for all years prior to December 31, 2019 has been audited by a different independent registered public accounting firm. The Funds' annual and semi-annual reports are available by calling the Victory Funds at 800-539-FUND (800-539-3863) and at www.VictoryFunds.com.
The financial highlights for each Fund reflect the historical financial highlights of its corresponding predecessor fund, a separate series of RS Investment Trust that was managed by RS Investment Management Co. LLC. Upon the completion of the reorganization of each predecessor fund with and into its respective Fund, which occurred on July 29, 2016, the Class A, C, R and Y shares of each Fund, as applicable, assumed the performance, financial and other historical information of the Class A, C, K and Y shares, respectively, of the corresponding predecessor fund.
59

RS Investors Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$13.10	$10.68	$13.86	$13.65	$12.42
Investment Activities
Net Investment Income (Loss)(a)	(0.01)	—(b)	—(b)	(0.03)	—(b)
Net Realized and Unrealized Gains (Losses) on Investments	(0.21)	2.99	(1.27)	2.23	1.23
Total from Investment Activities	(0.22)	2.99	(1.27)	2.20	1.23
Distributions to Shareholders From
Net Realized Gains from Investments	(0.04)	(0.57)	(1.91)	(1.99)	—
Total Distributions	(0.04)	(0.57)	(1.91)	(1.99)	—
Net Asset Value, End of Period	$12.84	$13.10	$10.68	$13.86	$13.65
Total Return (Excludes Sales Charge)	(1.68)%	28.01%	(9.36)%	16.28%	9.90%
Ratios to Average Net Assets
Net Expenses	1.33%	1.33%	1.33%	1.33%	1.33%
Net Investment Income (Loss)	(0.08)%	0.03%	(0.03)%	(0.24)%	0.02%
Gross Expenses	1.71%	1.62%	1.58%	1.54%	1.56%
Supplemental Data
Net Assets, End of Period (000's)	$12,663	$16,906	$15,682	$20,419	$28,022
Portfolio Turnover(c)	66%	64%	56%	80%	92%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amounts is less than $0.005.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
60

RS Investors Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$11.54	$9.53	$12.68	$12.73	$11.67
Investment Activities
Net Investment Income (Loss)(a)	(0.08)	(0.08)	(0.10)	(0.19)	(0.09)
Net Realized and Unrealized Gains (Losses) on Investments	(0.20)	2.66	(1.14)	2.13	1.15
Total from Investment Activities	(0.28)	2.58	(1.24)	1.94	1.06
Distributions to Shareholders From
Net Realized Gains from Investments	(0.04)	(0.57)	(1.91)	(1.99)	—
Total Distributions	(0.04)	(0.57)	(1.91)	(1.99)	—
Net Asset Value, End of Period	$11.22	$11.54	$9.53	$12.68	$12.73
Total Return (Excludes Sales Charge)	(2.43)%	27.08%	(10.08)%	15.48%	9.08%
Ratios to Average Net Assets
Net Expenses	2.07%	2.07%	2.07%	2.07%	2.07%
Net Investment Income (Loss)	(0.85)%	(0.73)%	(0.82)%	(1.42)%	(0.72)%
Gross Expenses	2.75%	2.54%	2.44%	2.35%	2.35%
Supplemental Data
Net Assets, End of Period (000's)	$3,306	$6,898	$7,282	$11,149	$14,517
Portfolio Turnover(b)	66%	64%	56%	80%	92%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
61

RS Investors Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$11.72	$9.66	$12.81	$12.83	$11.73
Investment Activities
Net Investment Income (Loss)(a)	(0.07)	(0.07)	(0.08)	(0.17)	(0.06)
Net Realized and Unrealized Gains (Losses) on Investments	(0.20)	2.70	(1.16)	2.14	1.16
Total from Investment Activities	(0.27)	2.63	(1.24)	1.97	1.10
Distributions to Shareholders From
Net Realized Gains from Investments	(0.04)	(0.57)	(1.91)	(1.99)	—
Total Distributions	(0.04)	(0.57)	(1.91)	(1.99)	—
Net Asset Value, End of Period	$11.41	$11.72	$9.66	$12.81	$12.83
Total Return (Excludes Sales Charge)	(2.30)%	27.24%	(9.91)%	15.50%	9.38%
Ratios to Average Net Assets
Net Expenses	1.95%	1.95%	1.95%	1.95%	1.92%
Net Investment Income (Loss)	(0.71)%	(0.59)%	(0.64)%	(1.27)%	(0.50)%
Gross Expenses	4.41%	3.85%	3.15%	2.72%	1.92%
Supplemental Data
Net Assets, End of Period (000's)	$655	$844	$831	$1,379	$1,314
Portfolio Turnover(b)	66%	64%	56%	80%	92%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
62

RS Investors Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$13.47	$10.94	$14.10	$13.82	$12.55
Investment Activities
Net Investment Income (Loss)(a)	0.02	0.03	0.03	0.03	0.04
Net Realized and Unrealized Gains (Losses) on Investments	(0.21)	3.07	(1.28)	2.24	1.24
Total from Investment Activities	(0.19)	3.10	(1.25)	2.27	1.28
Distributions to Shareholders From
Net Investment Income	—	—	—	—	(0.01)
Net Realized Gains from Investments	(0.04)	(0.57)	(1.91)	(1.99)	—
Total Distributions	(0.04)	(0.57)	(1.91)	(1.99)	(0.01)
Net Asset Value, End of Period	$13.24	$13.47	$10.94	$14.10	$13.82
Total Return (Excludes Sales Charge)	(1.41)%	28.35%	(9.06)%	16.59%	10.17%
Ratios to Average Net Assets
Net Expenses	1.05%	1.05%	1.05%	1.05%	1.05%
Net Investment Income (Loss)	0.17%	0.27%	0.18%	0.19%	0.28%
Gross Expenses	1.50%	1.43%	1.37%	1.25%	1.24%
Supplemental Data
Net Assets, End of Period (000's)	$11,253	$19,146	$14,669	$27,131	$50,013
Portfolio Turnover(b)	66%	64%	56%	80%	92%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
63

RS Large Cap Alpha Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$53.11	$42.20	$56.61	$51.86	$50.98
Investment Activities
Net Investment Income (Loss)(a)	0.52	0.51	0.44	0.38	0.40
Net Realized and Unrealized Gains (Losses) on Investments	(1.12)	12.44	(5.67)	9.10	4.01
Total from Investment Activities	(0.60)	12.95	(5.23)	9.48	4.41
Distributions to Shareholders From
Net Investment Income	(0.15)	(0.37)	(0.38)	—(b)	(0.42)
Net Realized Gains from Investments	(1.77)	(1.67)	(8.80)	(4.73)	(3.12)
Total Distributions	(1.92)	(2.04)	(9.18)	(4.73)	(3.54)
Capital Contributions from Prior Custodian, Net	—	—	—	—	0.01
Net Asset Value, End of Period	$50.59	$53.11	$42.20	$56.61	$51.86
Total Return (Excludes Sales Charge)	(1.03)%	30.73%	(9.31)%	18.32%	8.67%(c)
Ratios to Average Net Assets
Net Expenses	0.89%	0.89%	0.89%	0.89%	0.89%
Net Investment Income (Loss)	1.13%	1.03%	0.77%	0.68%	0.79%
Gross Expenses	0.95%	0.95%	0.93%	0.94%	0.92%
Supplemental Data
Net Assets, End of Period (000's)	$444,160	$520,159	$439,035	$540,762	$522,593
Portfolio Turnover(d)	95%	51%	59%	55%	79%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amounts is less than $0.005.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
64

RS Large Cap Alpha Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$44.70	$35.78	$49.50	$46.22	$45.80
Investment Activities
Net Investment Income (Loss)(a)	0.14	0.10	(0.03)	(0.04)	—(b)
Net Realized and Unrealized Gains (Losses) on Investments	(1.00)	10.50	(4.89)	8.05	3.57
Total from Investment Activities	(0.86)	10.60	(4.92)	8.01	3.57
Distributions to Shareholders From
Net Investment Income	—	(0.01)	—(b)	—	(0.04)
Net Realized Gains from Investments	(1.77)	(1.67)	(8.80)	(4.73)	(3.12)
Total Distributions	(1.77)	(1.68)	(8.80)	(4.73)	(3.16)
Capital Contributions from Prior Custodian, Net	—	—	—	—	0.01
Net Asset Value, End of Period	$42.07	$44.70	$35.78	$49.50	$46.22
Total Return (Excludes Sales Charge)	(1.85)%	29.70%	(10.03)%	17.36%	7.80%(c)
Ratios to Average Net Assets
Net Expenses	1.69%	1.69%	1.69%	1.69%	1.69%
Net Investment Income (Loss)	0.37%	0.24%	(0.06)%	(0.08)%	(0.01)%
Gross Expenses	1.79%	1.74%	1.75%	1.71%	1.71%
Supplemental Data
Net Assets, End of Period (000's)	$11,326	$17,028	$18,227	$29,771	$28,801
Portfolio Turnover(d)	95%	51%	59%	55%	79%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amounts is less than $0.005.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
65

RS Large Cap Alpha Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$52.83	$42.01	$56.35	$51.83	$50.93
Investment Activities
Net Investment Income (Loss)(a)	0.35	0.32	0.22	0.18	0.23
Net Realized and Unrealized Gains (Losses) on Investments	(1.13)	12.36	(5.61)	9.07	3.99
Total from Investment Activities	(0.78)	12.68	(5.39)	9.25	4.22
Distributions to Shareholders From
Net Investment Income	—	(0.19)	(0.15)	—	(0.21)
Net Realized Gains from Investments	(1.77)	(1.67)	(8.80)	(4.73)	(3.12)
Total Distributions	(1.77)	(1.86)	(8.95)	(4.73)	(3.33)
Capital Contributions from Prior Custodian, Net	—	—	—	—	0.01
Net Asset Value, End of Period	$50.28	$52.83	$42.01	$56.35	$51.83
Total Return (Excludes Sales Charge)	(1.41)%	30.23%	(9.63)%	17.87%	8.30%(b)
Ratios to Average Net Assets
Net Expenses	1.26%	1.26%	1.26%	1.26%	1.23%
Net Investment Income (Loss)	0.77%	0.66%	0.38%	0.33%	0.45%
Gross Expenses	1.50%	1.48%	1.40%	1.42%	1.23%
Supplemental Data
Net Assets, End of Period (000's)	$6,066	$7,232	$6,348	$10,229	$10,631
Portfolio Turnover(c)	95%	51%	59%	55%	79%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
66

RS Large Cap Alpha Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$52.87	$42.01	$56.38	$51.66	$50.82
Investment Activities
Net Investment Income (Loss)(a)	0.62	0.61	0.55	0.49	0.51
Net Realized and Unrealized Gains (Losses) on Investments	(1.10)	12.38	(5.64)	9.07	4.00
Total from Investment Activities	(0.48)	12.99	(5.09)	9.56	4.51
Distributions to Shareholders From
Net Investment Income	(0.25)	(0.46)	(0.48)	(0.11)	(0.56)
Net Realized Gains from Investments	(1.77)	(1.67)	(8.80)	(4.73)	(3.12)
Total Distributions	(2.02)	(2.13)	(9.28)	(4.84)	(3.68)
Capital Contributions from Prior Custodian, Net	—	—	—	—	0.01
Net Asset Value, End of Period	$50.37	$52.87	$42.01	$56.38	$51.66
Total Return (Excludes Sales Charge)	(0.83)%	30.99%	(9.11)%	18.56%	8.89%(b)
Ratios to Average Net Assets
Net Expenses	0.68%	0.68%	0.68%	0.68%	0.68%
Net Investment Income (Loss)	1.34%	1.24%	0.96%	0.88%	1.00%
Gross Expenses	0.82%	0.78%	0.75%	0.72%	0.69%
Supplemental Data
Net Assets, End of Period (000's)	$16,011	$20,021	$21,827	$33,638	$31,840
Portfolio Turnover(c)	95%	51%	59%	55%	79%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 0.01% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
67

RS Partners Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$24.47	$20.66	$29.21	$31.58	$26.89
Investment Activities
Net Investment Income (Loss)(a)	0.04	0.12	0.04	(0.25)	(0.12)
Net Realized and Unrealized Gains (Losses) on Investments	0.07(b)	6.12	(3.52)	4.78	6.59
Total from Investment Activities	0.11	6.24	(3.48)	4.53	6.47
Distributions to Shareholders From
Net Investment Income	—	(0.21)	(0.08)	—	—
Net Realized Gains from Investments	(0.37)	(2.22)	(4.99)	(6.90)	(1.78)
Total Distributions	(0.37)	(2.43)	(5.07)	(6.90)	(1.78)
Net Asset Value, End of Period	$24.21	$24.47	$20.66	$29.21	$31.58
Total Return (Excludes Sales Charge)	0.46%	30.69%	(12.04)%	14.21%	24.04%
Ratios to Average Net Assets
Net Expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net Investment Income (Loss)	0.20%	0.49%	0.14%	(0.75)%	(0.44)%
Gross Expenses	1.53%	1.52%	1.52%	1.50%	1.53%
Supplemental Data
Net Assets, End of Period (000's)	$156,629	$193,630	$175,723	$259,050	$378,695
Portfolio Turnover(c)	108%	57%	62%	38%	60%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
68

RS Partners Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$22.01	$18.79	$27.09	$29.84	$25.57
Investment Activities
Net Investment Income (Loss)(a)	(0.03)	0.03	(0.04)	(0.44)	(0.21)
Net Realized and Unrealized Gains (Losses) on Investments	0.04(b)	5.55	(3.27)	4.59	6.26
Total from Investment Activities	0.01	5.58	(3.31)	4.15	6.05
Distributions to Shareholders From
Net Investment Income	—	(0.14)	—	—	—
Net Realized Gains from Investments	(0.37)	(2.22)	(4.99)	(6.90)	(1.78)
Total Distributions	(0.37)	(2.36)	(4.99)	(6.90)	(1.78)
Net Asset Value, End of Period	$21.65	$22.01	$18.79	$27.09	$29.84
Total Return (Excludes Sales Charge)	0.06%	30.26%	(12.39)%	13.81%	23.64%
Ratios to Average Net Assets
Net Expenses	1.81%	1.81%	1.81%	1.81%	1.81%
Net Investment Income (Loss)	(0.15)%	0.12%	(0.16)%	(1.40)%	(0.78)%
Gross Expenses	2.87%	2.63%	2.37%	2.28%	1.81%
Supplemental Data
Net Assets, End of Period (000's)	$1,421	$1,510	$1,207	$2,168	$2,452
Portfolio Turnover(c)	108%	57%	62%	38%	60%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
69

RS Partners Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$26.17	$21.94	$30.67	$32.75	$27.75
Investment Activities
Net Investment Income (Loss)(a)	0.12	0.21	0.14	(0.04)	(0.03)
Net Realized and Unrealized Gains (Losses) on Investments	0.07(b)	6.52	(3.71)	4.86	6.81
Total from Investment Activities	0.19	6.73	(3.57)	4.82	6.78
Distributions to Shareholders From
Net Investment Income	—	(0.28)	(0.17)	—	—
Net Realized Gains from Investments	(0.37)	(2.22)	(4.99)	(6.90)	(1.78)
Total Distributions	(0.37)	(2.50)	(5.16)	(6.90)	(1.78)
Net Asset Value, End of Period	$25.99	$26.17	$21.94	$30.67	$32.75
Total Return (Excludes Sales Charge)	0.77%	31.18%	(11.77)%	14.59%	24.41%
Ratios to Average Net Assets
Net Expenses	1.12%	1.12%	1.12%	1.12%	1.12%
Net Investment Income (Loss)	0.54%	0.82%	0.48%	(0.11)%	(0.11)%
Gross Expenses	1.23%	1.21%	1.19%	1.21%	1.22%
Supplemental Data
Net Assets, End of Period (000's)	$168,087	$232,432	$250,709	$349,022	$378,271
Portfolio Turnover(c)	108%	57%	62%	38%	60%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
70

RS Value Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$24.79	$20.28	$26.21	$27.94	$28.33
Investment Activities
Net Investment Income (Loss)(a)	0.03	0.07	0.06	0.03	—(b)
Net Realized and Unrealized Gains (Losses) on Investments	(0.68)	6.28	(2.85)	4.80	3.09
Total from Investment Activities	(0.65)	6.35	(2.79)	4.83	3.09
Distributions to Shareholders From
Net Investment Income	—	(0.14)	(0.14)	(0.04)	(0.13)
Net Realized Gains from Investments	(0.46)	(1.70)	(3.00)	(6.52)	(3.35)
Total Distributions	(0.46)	(1.84)	(3.14)	(6.56)	(3.48)
Capital Contributions from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$23.68	$24.79	$20.28	$26.21	$27.94
Total Return (Excludes Sales Charge)	(2.59)%	31.35%	(10.75)%	17.41%	10.92%(c)
Ratios to Average Net Assets
Net Expenses	1.30%	1.30%	1.30%	1.30%	1.30%
Net Investment Income (Loss)	0.14%	0.28%	0.24%	0.09%	(0.01)%
Gross Expenses	1.37%	1.35%	1.34%	1.33%	1.35%
Supplemental Data
Net Assets, End of Period (000's)	$162,145	$207,200	$179,535	$239,994	$268,979
Portfolio Turnover(d)	73%	54%	65%	64%	67%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than 0.005% per share.
(c)
The Fund received monies related to nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
71

RS Value Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$21.85	$18.08	$23.76	$26.01	$26.69
Investment Activities
Net Investment Income (Loss)(a)	(0.11)	(0.11)	(0.13)	(0.08)	(0.21)
Net Realized and Unrealized Gains (Losses) on Investments	(0.63)	5.58	(2.55)	4.35	2.88
Total from Investment Activities	(0.74)	5.47	(2.68)	4.27	2.67
Distributions to Shareholders From
Net Realized Gains from Investments	(0.46)	(1.70)	(3.00)	(6.52)	(3.35)
Total Distributions	(0.46)	(1.70)	(3.00)	(6.52)	(3.35)
Capital Contributions from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$20.65	$21.85	$18.08	$23.76	$26.01
Total Return (Excludes Sales Charge)	(3.35)%	30.32%	(11.41)%	16.53%	10.01%(c)
Ratios to Average Net Assets
Net Expenses	2.07%	2.07%	2.07%	2.07%	2.07%
Net Investment Income (Loss)	(0.62)%	(0.50)%	(0.54)%	(0.30)%	(0.78)%
Gross Expenses	2.60%	2.29%	2.14%	2.08%	2.13%
Supplemental Data
Net Assets, End of Period (000's)	$2,618	$4,872	$9,428	$16,916	$19,943
Portfolio Turnover(d)	73%	54%	65%	64%	67%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than 0.005% per share.
(c)
The Fund received monies related to nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
72

RS Value Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$23.44	$19.26	$25.06	$27.03	$27.51
Investment Activities
Net Investment Income (Loss)(a)	(0.05)	(0.03)	(0.03)	(0.03)	(0.09)
Net Realized and Unrealized Gains (Losses) on Investments	(0.66)	5.95	(2.72)	4.58	2.96
Total from Investment Activities	(0.71)	5.92	(2.75)	4.55	2.87
Distributions to Shareholders From
Net Investment Income	—	(0.04)	(0.05)	—	—
Net Realized Gains from Investments	(0.46)	(1.70)	(3.00)	(6.52)	(3.35)
Total Distributions	(0.46)	(1.74)	(3.05)	(6.52)	(3.35)
Capital Contributions from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$22.27	$23.44	$19.26	$25.06	$27.03
Total Return (Excludes Sales Charge)	(2.95)%	30.89%	(11.12)%	16.95%	10.45%(c)
Ratios to Average Net Assets
Net Expenses	1.69%	1.69%	1.69%	1.69%	1.69%
Net Investment Income (Loss)	(0.23)%	(0.13)%	(0.11)%	(0.11)%	(0.34)%
Gross Expenses	4.03%	3.47%	2.82%	2.29%	1.80%
Supplemental Data
Net Assets, End of Period (000's)	$677	$1,022	$1,019	$1,625	$1,670
Portfolio Turnover(d)	73%	54%	65%	64%	67%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than 0.005% per share.
(c)
The Fund received monies related to nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
73

RS Value Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$25.45	$20.77	$26.77	$28.40	$28.57
Investment Activities
Net Investment Income (Loss)(a)	0.08	0.13	0.13	0.06	0.08
Net Realized and Unrealized Gains (Losses) on Investments	(0.69)	6.44	(2.92)	4.94	3.10
Total from Investment Activities	(0.61)	6.57	(2.79)	5.00	3.18
Distributions to Shareholders From
Net Investment Income	—	(0.19)	(0.21)	(0.11)	—
Net Realized Gains from Investments	(0.46)	(1.70)	(3.00)	(6.52)	(3.35)
Total Distributions	(0.46)	(1.89)	(3.21)	(6.63)	(3.35)
Capital Contributions from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$24.38	$25.45	$20.77	$26.77	$28.40
Total Return (Excludes Sales Charge)	(2.37)%	31.69%	(10.54)%	17.71%	11.14%(c)
Ratios to Average Net Assets
Net Expenses	1.06%	1.06%	1.06%	1.06%	1.06%
Net Investment Income (Loss)	0.38%	0.51%	0.49%	0.20%	0.26%
Gross Expenses	1.10%	1.07%	1.06%	1.06%	1.19%
Supplemental Data
Net Assets, End of Period (000's)	$142,515	$176,749	$166,538	$247,528	$260,818
Portfolio Turnover(d)	73%	54%	65%	64%	67%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than 0.005% per share.
(c)
The Fund received monies related to nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
74

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co. or Oppenheimer & Co. Inc. platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or in the SAI.
Front-End Sales Charge Waivers on Class A Shares available at Merrill Lynch
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
◼
Shares purchased through a Merrill Lynch affiliated investment advisory program
◼
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
◼
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
◼
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales load discounts and waivers
◼
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
◼
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic
75

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on A and C Shares available at Merrill Lynch
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
◼
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
◼
Shares acquired through a right of reinstatement
◼
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
◼
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Ameriprise Financial
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
76

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
◼
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
◼
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load
77

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a right of reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
78

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Shares acquired through a right of reinstatement
◼
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 701/2 as described in the fund’s Prospectus.
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a right of reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge
Edward D. Jones & Co (”Edward Jones“)
Effective on or after May 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the
79

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Fund’s Prospectus or statement of additional information (”SAI“) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints - Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
◼
Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers - Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
80

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
Death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform
◼
A 529 account held on an Edward Jones platform
◼
An account with an active systematic investment plan or LOI
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
81

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
82

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares
◼
Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures All other sales charge waivers and reductions described elsewhere in the Fund’ Prospectus or SAI still apply.
83

P.O. Box 182593

Columbus, OH 43218-2593
Statement of Additional Information (SAI): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-Annual Reports: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about a Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
By mail:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You also can get information about a Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC's Edgar database at http://www.sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
On the Internet:
EDGAR database at sec.gov or by email request at
publicinfo@sec.gov
Investment Company Act File Number 811-4852
VF-RS-VF-PRO (05/21)

May 1, 2021
Prospectus
Victory RS Partners Fund
Member Class
RSPMX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds’ shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
www.vcm.com
800-235-8396

RS Partners Fund Summary
Investment Objective
The Victory RS Partners Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay, directly or indirectly, to invest in the Fund. The annual fund operating expenses for the Fund are based on expenses incurred during the Fund's most recently completed fiscal year.
Shareholder Fees
(fees paid directly from your investment)
Member Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	3.12%
Total Annual Fund Operating Expenses	4.12%
Fee Waiver/Expense Reimbursement	(2.87)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.25%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.25% of the Fund’s Member Class shares through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Member Class	$127	$990	$1,867	$4,130
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs , resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not
1

RS Partners Fund Summary
reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, principally in equity securities of small-capitalization companies. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The Adviser considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index (“Index”) (currently, approximately $21.9 billion, based on the size of the largest company in the Index on March 31, 2021), whichever is greater. The size of companies in the Index changes with market conditions and the composition of the Index.
In evaluating investments for the Fund, the Adviser conducts fundamental research to identify companies with improving returns on invested capital. The Adviser’s research efforts seek to identify the primary economic and value drivers for each company. Research focuses on a company’s capital deployment strategy, including decisions about capital expenditures, acquisitions, cost-saving initiatives, and share repurchase/ dividend plans, as the Adviser seeks to understand how returns on invested capital may improve over time. Valuation is considered an important part of the process. The Adviser seeks to invest in companies based on its assessment of risk (the possibility of permanent capital impairment) and reward (the future value of the enterprise).
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
The Fund holds a relatively few number of securities and, as a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the financials sector.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
2

RS Partners Fund Summary
Smaller-Capitalization Stock Risk — Small- and mid capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Financials Sector Risk — The Fund’s investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans) and competition from new entrants in their fields of business.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Limited Portfolio Risk — To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
3

RS Partners Fund Summary
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.The information presented is for that of the Fund’s Class Y shares (which are not offered by this prospectus). The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the average annual total returns of the Fund’s Class Y shares over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.
While no information is shown for the Member Class shares (because they do not yet have a full calendar year of performance), annual returns for Member Class shares would have been substantially similar to those shown here. Member Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance information for the Fund’s Class Y shares prior to July 30, 2016 reflects the historical performance of the Class Y shares of the RS Partners Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
Calendar Year Returns for Class Y Shares
(The annual return in the bar chart is for the Fund’s Class Y shares.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	32.86%	December 31, 2020
Lowest Quarter	-32.90%	March 31, 2020
4

RS Partners Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS Y Before Taxes	0.77%	10.71%	8.56%
CLASS Y After Taxes on Distributions	0.43%	7.58%	5.76%
CLASS Y After Taxes on Distributions and Sale of Fund Shares	0.69%	7.84%	6.22%
Index
Russell 2000® Value Index reflects no deduction for fees, expenses or taxes.	4.63%	9.65%	8.66%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
Robert J. Harris	Chief Investment Officer	Since 2014
Joseph M. Mainelli	Investment Analyst	Since 2013
Purchase and Sale of Fund Shares
Investment Minimums	Member Class
Minimum Initial Investment	$3,000
Minimum Subsequent Investments	$50
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
5

RS Partners Fund Summary
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
6

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages the Fund.
The Fund is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
The following section describes additional information about the principal investment strategy the Fund will use under normal market conditions to pursue its investment objective, as well as any secondary strategies the Fund may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The SAI includes more information about the Fund, its investments, and the related risks. Under adverse, unstable or abnormal market conditions, the Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, the Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause the Fund to fail to meet its investment objective and increase the Fund's expenses.
7

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy. The Fund will not necessarily buy all of the securities listed below.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds (“ETFs”) that invest in foreign corporations.
The Adviser may use other types of investment strategies in pursuing the Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Fund's principal investment strategies. Additional securities and techniques are described in the Fund's SAI.
Investment Companies
The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities, letters of credit, and certificates of deposit.
By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.
8

Risk Factors

The following describes the principal risks that you may assume as an investor in the Fund.
Equity Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks may fluctuate, sometimes rapidly or unpredictably. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. The Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that the Fund’s investment team views as unfavorable for equity securities.
Foreign Securities Risk
◼
Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Investments in depositary receipts (such as ADRs and GDRs) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.
◼
Political Risk — Foreign securities markets may be more volatile than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
◼
Liquidity Risk — Securities that trade less frequently or with lower trade volume can be more difficult or more costly to buy or sell than more liquid or active investments. Liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than U.S. exchanges. See also Liquidity Risk.
◼
Currency Risk — Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.
◼
Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the U.S.
9

Risk Factors

Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Limited Portfolio Risk — The Fund may hold a smaller number of portfolio securities than many other mutual funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, the Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as the Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, the Fund may make significant investments in one or more sectors, each of which entails associated risks. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector. Since benchmark sector weights influence the Fund’s sector exposure, the Fund may tend to be more heavily weighted in companies in those sectors included in the benchmark.
Smaller-Company Stock Risk — Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller
10

Risk Factors

volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be often more difficult to purchase and sell.
Stock Market Risk — Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for the Fund's portfolio.
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Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
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Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which the Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for
11

Risk Factors

the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund's SAI.
Investment Company Risk— The Fund’s ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
12

Impact on Returns Example

The following example is intended to help you assess the impact of the operating expenses of the Fund on the Fund’s potential returns. The example assumes that you invest $10,000 in the Fund for a 10-year period, and that your investment earns a 5% return each year. The example reflects the impact of sales loads and the impact of any fee waiver/expense reimbursement agreement in place for the Fund through its expiration date, as detailed in the Annual Fund Operating Expenses table of the Fund. Your actual costs may be higher or lower.
Based on these assumptions, the following table shows, for each year and cumulatively for all 10 years (1) the fees and the costs (the “Expenses”) associated with your investment and (2) the difference (the “Impact on Return”) between your return if the Fund had not incurred the Expenses and your return after giving effect to the Expenses.
Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Victory RS Partners Fund
Member Class Shares
Expenses	$127	$429	$434	$437	$440	$445	$449	$453	$456	$460	$4,130
Impact on Return	$125	$434	$459	$486	$514	$544	$575	$607	$642	$678	$5,064
13

Organization and Management of the Fund

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of March 31, 2021, the Adviser managed and advised assets totaling in excess of $154.3 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
For the fiscal year ended December 31, 2020, the Adviser was paid advisory fees, before waivers, at an annual rate of 1.00% of the average daily net assets of the Fund.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investments, a Victory Capital investment  franchise, is responsible for the day-to-day investment management of the Fund.
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to the Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.
A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended December 31.
Portfolio Management
Robert Harris is the Chief Investment Officer of the RS Value team. He has been responsible for Fund (including its predecessor fund) since 2014. From 2005 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a financial services analyst at Dresdner RCM Global Investors, LLC. Previously, he was a marketing associate for Chevron Texaco Corporation. He also spent seven years as a flight engineer in the United States Air Force.
Joseph Mainelli is a member of the RS Value team and has been responsible for the Fund (including its predecessor funds) since 2013. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was an equity research analyst focusing on small- and mid-cap value investments at David J. Greene & Company for three years. Previously, he was an equity research analyst at Sagamore Hill Capital and ING Furman Selz Asset Management.
The Fund's SAI provides additional information about the portfolio manager's method of compensation, other accounts they manage and any ownership interests they may have in the Fund.
14

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. The following sections describe how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund.
Only Member Class shares are offered in this Prospectus. Member Class shares are available for purchase only by eligible shareholders. The Funds offer other share classes in different prospectuses.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-235-8396. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other intermediaries may charge fees for their services.

15

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
The Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, the Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.
To the extent the Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem the Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each class of shares of the Fund calculates its NAV by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
You may be able to find the Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until the fund reaches a specific number of shareholders or level of assets. You may also find the Fund's NAV by calling 800-235-8396 or by visiting the Fund's website at VictoryFunds.com.
16

Investing in Member Class Shares

This Prospectus offers Member Class shares of the Fund. The Fund offers other classes of shares in a separate prospectus.
When you purchase shares of the Fund, you must choose a share class. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
The Fund reserves the right to change the eligibility criteria for purchasing a particular share class. The Fund may also waive any applicable eligibility criteria or investment minimums at its discretion.
The Fund or any share class may be closed at any time for failure to achieve an economical level of assets or for other reasons.
MEMBER CLASS SHARES
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No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Member Class shares are only available to certain investors.
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Member Class shares do not pay any ongoing distribution and/or service (12b-1) fees.
Eligibility Requirements to Purchase Member Class Shares
Member Class shares may only be purchased by USAA members or individuals investing directly with Victory or a Victory sponsored product or by agreement.
Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by the Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
17

Information About Fees

Member Class shares are primarily intended for purchase directly from the Victory Funds. In the event you purchase the Fund or hold your shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.”
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
18

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-235-8396. You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund's Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Member Class shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There is a $3,000 minimum investment amount required for Member Class shares beyond those set forth in the Eligibility Requirements to Purchase.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserves the right to reject initial investments under the minimum at its discretion.
19

How to Buy Shares

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
The Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
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By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
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By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-235-8396 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
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By Exchange
You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
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Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
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By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserves the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
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By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-235-8396 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
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By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.
20

How to Buy Shares

Other Purchase Rules You Should Know
The Fund reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserves the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182903 Columbus, OH 43218-2903
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-235-8396
BY WIRE	Call 800-235-8396 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-235-8396
ON THE INTERNET	www.VictoryFunds.com
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Retirement Plans
You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.
21

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-235-8396 or by visiting VictoryFunds.com
The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
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Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
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To exchange with a Victory Fund, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
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Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Fund's other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Fund's share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
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By Telephone
Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
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By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
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Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
22

How to Exchange Shares

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
23

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-235-8396. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
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Mail a check to the address of record;
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Wire funds to a previously designated domestic financial institution;
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Mail a check to a previously designated alternate address; or
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Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
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Your account registration has changed within the last 15 business days;
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The check is not being mailed to the address on your account;
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The check is not being made payable to the owner of the account;
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The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
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The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.
24

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
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Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
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We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
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The Fund may suspend your right to redeem your shares in the following circumstances:
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During non-routine closings of the NYSE;
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When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
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When the SEC orders a suspension to protect the Fund’s shareholders.
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The Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
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The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
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If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
25

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest.
If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, the Fund declares and pays dividends quarterly. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-235-8396.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
26

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.
◼
You will pay tax on dividends from the Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from the Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Fund.
◼
An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
◼
Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
The Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, the Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may
27

Distributions and Taxes

apply to dividends paid by the Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
◼
The Fund may provide estimated capital gain distribution information through the website at VictoryFunds.com.
28

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the MSG, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
29

Important Fund Policies

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of the Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI, which is available upon request and on the Fund's website at VictoryFunds.com.
30

Important Fund Policies

Performance
The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-235-8396, and they will be delivered promptly.
While this Prospectus and the SAI of the Fund describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.
31

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The information presented for Class Y and Member Class shares of the Funds  for the fiscal periods ended on or after December 31, 2019 has been audited by Cohen & Company, Ltd., the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report. The information for all years prior to December 31, 2019 has been audited by a different independent registered public accounting firm. The Fund's annual and semi-annual reports are available by calling the Victory Funds at 800-235-8396 and at www.VictoryFunds.com.
32

RS Partners Fund
	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$26.17	$21.94	$30.67	$32.75	$27.75
Investment Activities
Net Investment Income (Loss)(a)	0.12	0.21	0.14	(0.04)	(0.03)
Net Realized and Unrealized Gains (Losses) on Investments	0.07(b)	6.52	(3.71)	4.86	6.81
Total from Investment Activities	0.19	6.73	(3.57)	4.82	6.78
Distributions to Shareholders From
Net Investment Income	—	(0.28)	(0.17)	—	—
Net Realized Gains from Investments	(0.37)	(2.22)	(4.99)	(6.90)	(1.78)
Total Distributions	(0.37)	(2.50)	(5.16)	(6.90)	(1.78)
Net Asset Value, End of Period	$25.99	$26.17	$21.94	$30.67	$32.75
Total Return (Excludes Sales Charge)	0.77%	31.18%	(11.77)%	14.59%	24.41%
Ratios to Average Net Assets
Net Expenses	1.12%	1.12%	1.12%	1.12%	1.12%
Net Investment Income (Loss)	0.54%	0.82%	0.48%	(0.11)%	(0.11)%
Gross Expenses	1.23%	1.21%	1.19%	1.21%	1.22%
Supplemental Data
Net Assets, End of Period (000's)	$168,087	$232,432	$250,709	$349,022	$378,271
Portfolio Turnover(c)	108%	57%	62%	38%	60%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
33

RS Partners Fund (Continued)

Member Class
11/3/20(a) through 12/31/20
Net Asset Value, Beginning of Period	$19.64
Investment Activities
Net Investment Income (Loss)(b)	0.01
Net Realized and Unrealized Gains (Losses) on Investments	4.94(c)
Total from Investment Activities	4.95
Distributions to Shareholders From
Net Realized Gains from Investments	(0.37)
Total Distributions	(0.37)
Net Asset Value, End of Period	$24.22
Total Return (Excludes Sales Charge)(d)	25.22%
Ratios to Average Net Assets
Net Expenses(e)	1.25%
Net Investment Income (Loss)(e)	0.36%
Gross Expenses(e)	33.63%
Supplemental Data
Net Assets, End of Period (000's)	$102
Portfolio Turnover(d)(f)	108%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
34

P.O. Box 182903

Columbus, OH 43218-2903
Statement of Additional Information (SAI): The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-Annual Reports: Annual and semi-annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-235-8396
By mail:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC's Edgar database at http://www.sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
On the Internet:
EDGAR database at sec.gov or by email request at
publicinfo@sec.gov
Investment Company Act File Number 811-22696
VF-RS-VF-MEM-PRO (05/21)

May 1, 2021
Prospectus
Victory RS Growth Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSGRX	RGWCX	—	RSGKX	—	RGRYX
Victory RS Mid Cap Growth Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSMOX	RMOCX	—	RSMKX	RMORX	RMOYX
Victory RS Science and Technology Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSIFX	RINCX	—	RIFKX	—	RIFYX
Victory RS Select Growth Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSDGX	RSGFX	—	RSDKX	RSSRX	RSSYX
Victory RS Small Cap Equity Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
GPSCX	RSCCX	—	RSCKX	—	RSCYX
Victory RS Small Cap Growth Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSEGX	REGWX	—	RSEKX	RSEJX	RSYEX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds’ shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
www.vcm.com
800-539-FUND (800-539-3863)

RS Growth Fund Summary
Investment Objective
The Victory RS Growth Fund (the “Fund”) seeks to provide long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 50 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.19%	0.68%	4.83%	0.24%
Total Annual Fund Operating Expenses	1.19%	2.43%	6.08%	0.99%
Fee Waiver/Expense Reimbursement[3]	(0.09)%	(0.50)%	(4.37)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.10%	1.93%	1.71%	0.83%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.10%,1.93%, 1.71% and 0.83% of Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in

RS Growth Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$681	$923	$1,184	$1,928
Class C	$296	$710	$1,250	$2,728
Class R	$174	$1,416	$2,632	$5,558
Class Y	$85	$299	$532	$1,198
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$196	$710	$1,250	$2,728
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, principally in equity securities of companies considered by the Fund’s investment team (at the time of purchase) to be large-cap companies. The Fund’s investment team currently considers a company to be large-cap if its market capitalization is at least $5 billion. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.
The Adviser may from time to time generate portfolio turnover in excess of 100%.

RS Growth Fund Summary
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Large-Capitalization Stock Risk — The securities of large-capitalization companies may underperform the securities of smaller-capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Information Technology Risk — Information Technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

RS Growth Fund Summary
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

RS Growth Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	28.95%	June 30, 2020
Lowest Quarter	-18.89%	December 31, 2018

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	27.86%	15.72%	14.50%
CLASS A After Taxes on Distributions	25.25%	13.19%	12.60%
CLASS A After Taxes on Distributions and Sale of Fund Shares	18.29%	11.99%	11.58%
CLASS C Before Taxes	33.55%	16.13%	14.13%
CLASS R Before Taxes	34.87%	16.41%	14.49%
CLASS Y Before Taxes	36.06%	17.42%	15.47%
Index
Russell 1000® Growth Index reflects no deduction for fees, expenses or taxes.	38.49%	21.00%	17.21%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

RS Growth Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
D. Scott Tracy, CFA	Chief Investment Officer	Since 2009
Stephen J. Bishop	Portfolio Manager	Since 2009
Melissa Chadwick-Dunn	Portfolio Manager	Since 2009
Christopher W. Clark, CFA	Portfolio Manager	Since 2014
Paul Leung, CFA	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

RS Mid Cap Growth Fund Summary
Investment Objective
The Victory RS Mid Cap Growth Fund (the “Fund”) seeks to provide long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 50 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.25%	0.29%	2.78%	0.16%	0.25%
Total Annual Fund Operating Expenses	1.35%	2.14%	4.13%	1.01%	1.10%
Fee Waiver/Expense Reimbursement[3]	(0.15)%	(0.03)%	(2.33)%	(0.07)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.20%	2.11%	1.80%	0.94%	0.95%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.20%, 2.11%, 1.80%, 0.94% and 0.95% of Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in

RS Mid Cap Growth Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$690	$964	$1,258	$2,093
Class C	$314	$667	$1,146	$2,470
Class R	$183	$1,043	$1,918	$4,172
Class R6	$96	$315	$551	$1,230
Class Y	$97	$335	$592	$1,327
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$214	$667	$1,146	$2,470
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in securities of companies considered by the Adviser to be (at the time of purchase) mid-capitalization companies. The Fund principally invests in equity securities. The Fund typically invests in equity securities of U.S. companies but will also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
A company is considered to be a mid-capitalization company if it has a market capitalization of between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index (“Index”) (currently, approximately $63.6 billion, based on the size of the largest company in the Index on March 31, 2021). The size of companies in the Index changes with market conditions and the composition of the Index.
The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.

RS Mid Cap Growth Fund Summary
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.
The Adviser may from time to time generate portfolio turnover in excess of 100%.
Principal Risks
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Information Technology Risk — Information Technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition.

RS Mid Cap Growth Fund Summary
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Mid Cap Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

RS Mid Cap Growth Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	30.84%	June 30, 2020
Lowest Quarter	-19.84%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years (or Life of Class)	10 Years
CLASS A Before Taxes	26.74%	13.81%	13.15%
CLASS A After Taxes on Distributions	25.53%	12.06%	12.28%
CLASS A After Taxes on Distributions and Sale of Fund Shares	16.66%	10.15%	10.57%
CLASS C Before Taxes	32.30%	14.14%	12.82%
CLASS R Before Taxes	33.67%	14.50%	13.21%
CLASS R6 Before Taxes	34.86%	18.34%[1]	N/A
CLASS Y Before Taxes	34.84%	15.46%	14.12%
Index
Russell Midcap® Growth Index reflects no deduction for fees, expenses or taxes.	35.59%	18.66%	15.04%
1
Inception date of Class R6 is November 15, 2016.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

RS Mid Cap Growth Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
D. Scott Tracy, CFA	Chief Investment Officer	Since 2008
Stephen J. Bishop	Portfolio Manager	Since 2008
Melissa Chadwick-Dunn	Portfolio Manager	Since 2008
Christopher W. Clark, CFA	Portfolio Manager	Since 2014
Paul Leung, CFA	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	None	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

RS Science and Technology Fund Summary
Investment Objective
The Victory RS Science and Technology Fund (the “Fund”) seeks to provide long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 50 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.23%	0.32%	2.19%	0.26%
Total Annual Fund Operating Expenses	1.48%	2.32%	3.69%	1.26%
Fee Waiver/Expense Reimbursement[3]	0.00%	(0.04)%	(1.76)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.48%	2.28%	1.93%	1.24%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.49%, 2.28%, 1.93% and 1.24% of Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in

RS Science and Technology Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$717	$1,016	$1,336	$2,242
Class C	$331	$721	$1,237	$2,653
Class R	$196	$967	$1,758	$3,828
Class Y	$126	$398	$690	$1,521
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$231	$721	$1,237	$2,653
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in science and/or technology companies. The Fund principally invests in equity securities and may invest in companies of any size. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The Adviser performs in-depth analysis in search of what it believes are innovative companies that drive market share gains in technology, leading to sustainable earnings growth and long-term stock price appreciation. The Adviser employs both fundamental analysis and quantitative screening to identify potential investment candidates with greater earnings potential than expected by the market. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the potential reward relative to risk of each security based in part on the Adviser’s proprietary earnings calculations.
A particular company will be considered to be a science or technology company if the Adviser determines that it applies scientific or technological developments or discoveries to grow its business or increase its competitive advantage. Science and technology companies also include companies whose products, processes or services, in the opinion of the Adviser, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund also invests in companies that utilize science and/or technology as an agent of change to significantly enhance their business opportunities.

RS Science and Technology Fund Summary
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
The Adviser may from time to time generate portfolio turnover in excess of 100%.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Science and Technology Investment Risk – Investments in science and technology companies may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.
Concentration Risk – Concentrating investments in the science and technology related sectors increases the risk of loss because the stocks of many or all of the companies in the sectors may decline in value due to developments adversely affecting the sectors. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the sectors, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they cause the Fund’s cash position or cash requirements to exceed normal levels.
Smaller-Capitalization Stock Risk — Small- and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Large-Capitalization Stock Risk — The securities of large-capitalization companies may underperform the securities of smaller-capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their

RS Science and Technology Fund Summary
domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Technology Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management

RS Science and Technology Fund Summary
Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	42.53%	June 30, 2020
Lowest Quarter	-21.89%	September 30, 2011

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	55.51%	28.79%	18.55%
CLASS A After Taxes on Distributions	53.33%	24.87%	15.10%
CLASS A After Taxes on Distributions and Sale of Fund Shares	34.26%	22.00%	13.85%
CLASS C Before Taxes	62.71%	29.30%	18.32%
CLASS R Before Taxes	64.32%	29.76%	18.69%
CLASS Y Before Taxes	65.40%	30.63%	19.58%
Indices
S&P North American Technology Sector Index reflects no deduction for fees, expenses or taxes.	45.15%	27.23%	20.57%
S&P 500® Index reflects no deduction for fees, expenses or taxes.	18.40%	15.22%	13.88%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

RS Science and Technology Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
Stephen J. Bishop	Portfolio Manager	Since 2001
Christopher W. Clark, CFA	Portfolio Manager	Since 2016
Paul Leung, CFA	Portfolio Manager	Since 2016
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

RS Select Growth Fund Summary
Investment Objective
The Victory RS Select Growth Fund (the “Fund”) seeks to provide long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 50 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.24%	0.29%	3.85%	3.52%	0.24%
Total Annual Fund Operating Expenses	1.49%	2.29%	5.35%	4.52%	1.24%
Fee Waiver/Expense Reimbursement[3]	(0.09)%	(0.11)%	(3.44)%	(3.46)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.40%	2.18%	1.91%	1.06%	1.14%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.18%, 1.91%, 1.06% and 1.14% of Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in

RS Select Growth Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,011	$1,333	$2,245
Class C	$321	$705	$1,215	$2,617
Class R	$194	$1,293	$2,385	$5,080
Class R6	$108	$1,052	$2,005	$4,429
Class Y	$116	$384	$671	$1,491
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$221	$705	$1,215	$2,617
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, in a portfolio of small- and mid-capitalization growth-oriented companies. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The Fund principally invests in equity securities of companies with market capitalizations (at the time of purchase) less than $8 billion or 120% of the market capitalization of the largest company included in the Russell 2500® Index (“Index”) (currently, approximately $37.5 billion, based on the size of the largest company in the Index on March 31, 2021), whichever is greater. The size of companies in the Index changes with market conditions and the composition of the Index. The Fund may hold investments in companies whose market capitalizations fall outside these parameters due to changes in market values of those companies after the Fund’s investment in those companies.
The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on the investment team’s proprietary earnings calculations.

RS Select Growth Fund Summary
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Smaller-Capitalization Stock Risk — Small- and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Limited Portfolio Risk — To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.

RS Select Growth Fund Summary
◼
Information Technology Risk — Information Technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Select Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

RS Select Growth Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	32.54%	June 30, 2020
Lowest Quarter	-21.84%	December 31, 2018

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years (or Life of Class)	10 Years
CLASS A Before Taxes	25.56%	14.03%	12.83%
CLASS A After Taxes on Distributions	21.02%	9.92%	10.36%
CLASS A After Taxes on Distributions and Sale of Fund Shares	18.21%	10.21%	10.01%
CLASS C Before Taxes	31.20%	14.49%	12.59%
CLASS R Before Taxes	32.57%	14.83%	12.87%
CLASS R6 Before Taxes	33.65%	18.02%[1]	N/A
CLASS Y Before Taxes	33.57%	15.69%	13.81%
Indices
Russell 2500™ Growth Index reflects no deduction for fees, expenses or taxes.	40.47%	18.68%	15.00%
Russell 2000® Growth Index reflects no deduction for fees, expenses or taxes.	34.63%	16.36%	13.48%
1
Inception date of Class R6 is November 15, 2016.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

RS Select Growth Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
D. Scott Tracy, CFA	Chief Investment Officer	Since 2007
Stephen J. Bishop	Portfolio Manager	Since 2007
Melissa Chadwick-Dunn	Portfolio Manager	Since 2007
Christopher W. Clark, CFA	Portfolio Manager	Since 2014
Paul Leung, CFA	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	None	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

RS Small Cap Equity Fund Summary
Investment Objective
The Victory RS Small Cap Equity Fund (the “Fund”) seeks to provide long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 50 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.29%	3.51%	0.80%	0.83%
Total Annual Fund Operating Expenses	1.29%	5.26%	2.05%	1.58%
Fee Waiver/Expense Reimbursement[3]	0.00%	(3.16)%	(0.30)%	(0.48)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.29%	2.10%	1.75%	1.10%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.35%, 2.10%, 1.75% and 1.10% of Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in

RS Small Cap Equity Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$699	$960	$1,242	$2,042
Class C	$313	$1,293	$2,367	$5,028
Class R	$178	$614	$1,076	$2,355
Class Y	$112	$452	$815	$1,838
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$213	$1,293	$2,367	$5,028
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The Adviser currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index (“Index”) (currently, approximately $21.9 billion, based on the size of the largest company in the Index on March 31, 2021), whichever is greater. The size of companies in the Index changes with market conditions and the composition of the Index.
The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the Adviser believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on the Adviser’s proprietary earnings calculations.

RS Small Cap Equity Fund Summary
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Stock Risk — Small-size capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Information Technology Risk — Information Technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition.

RS Small Cap Equity Fund Summary
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Small Cap Equity Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

RS Small Cap Equity Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	35.53%	June 30, 2020
Lowest Quarter	-24.24%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	30.05%	18.09%	15.59%
CLASS A After Taxes on Distributions	24.26%	14.74%	12.08%
CLASS A After Taxes on Distributions and Sale of Fund Shares	21.68%	13.87%	11.81%
CLASS C Before Taxes	36.38%	18.45%	15.27%
CLASS R Before Taxes	37.31%	18.95%	15.80%
CLASS Y Before Taxes	38.24%	19.75%	16.47%
Index
Russell 2000® Growth Index reflects no deduction for fees, expenses or taxes.	34.63%	16.36%	13.48%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.

RS Small Cap Equity Fund Summary
Investment Team
	Title	Tenure with the Fund
D. Scott Tracy, CFA	Chief Investment Officer	Since 2009
Stephen J. Bishop	Portfolio Manager	Since 2009
Melissa Chadwick-Dunn	Portfolio Manager	Since 2009
Christopher W. Clark, CFA	Portfolio Manager	Since 2014
Paul Leung, CFA	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
The RS Small Cap Equity Fund is currently offered (by purchase or exchange) only to existing shareholders, employees of the Adviser and its affiliates and their family members, and to current and former Trustees of the Trust and their family members. The Victory Funds may impose additional limitations on the purchase of shares at any time in its discretion, and may waive or eliminate any limitation at any time without notice. Contact the Victory Funds for more information.
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

RS Small Cap Growth Fund Summary
Investment Objective
The Victory RS Small Cap Growth Fund (the “Fund”) seeks to provide long-term capital growth.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 50 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.23%	0.31%	0.52%	0.10%	0.20%
Total Annual Fund Operating Expenses	1.43%	2.26%	1.97%	1.05%	1.15%
Fee Waiver/Expense Reimbursement[3]	(0.03)%	(0.10)%	(0.11)%	0.00%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.40%	2.16%	1.86%	1.05%	1.13%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.40%, 2.16%, 1.86%, 1.06% and 1.13% of Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in

RS Small Cap Growth Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$709	$999	$1,309	$2,187
Class C	$319	$697	$1,201	$2,587
Class R	$189	$608	$1,052	$2,287
Class R6	$107	$334	$579	$1,283
Class Y	$115	$363	$631	$1,396
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$219	$697	$1,201	$2,587
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in small-capitalization companies. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The Adviser currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index (currently, approximately $21.9 billion, based on the size of the largest company in the Index on March 31, 2021), whichever is greater. The size of companies in the index changes with market conditions and the composition of the index.
The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the investment team believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on the Adviser’s proprietary earnings calculations.

RS Small Cap Growth Fund Summary
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.
The Adviser may from time to time generate portfolio turnover in excess of 100%.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Stock Risk — Small-size capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or

RS Small Cap Growth Fund Summary
economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Information Technology Risk — Information Technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Small Cap Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

RS Small Cap Growth Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	35.54%	June 30, 2020
Lowest Quarter	-24.10%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years (or Life of Class)	10 Years
CLASS A Before Taxes	29.91%	17.63%	15.22%
CLASS A After Taxes on Distributions	27.31%	15.19%	13.53%
CLASS A After Taxes on Distributions and Sale of Fund Shares	19.52%	13.61%	12.28%
CLASS C Before Taxes	35.78%	18.13%	14.92%
CLASS R Before Taxes	37.20%	18.52%	15.37%
CLASS R6 Before Taxes	38.32%	22.64%[1]	N/A
CLASS Y Before Taxes	38.21%	19.35%	16.23%
Index
Russell 2000® Growth Index reflects no deduction for fees, expenses or taxes.	34.63%	16.36%	13.48%
1
The inception date of Class R6 is July 12, 2017.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.

RS Small Cap Growth Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
D. Scott Tracy, CFA	Chief Investment Officer	Since 2007
Stephen J. Bishop	Portfolio Manager	Since 2007
Melissa Chadwick-Dunn	Portfolio Manager	Since 2007
Christopher W. Clark, CFA	Portfolio Manager	Since 2014
Paul Leung, CFA	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	None	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
Each Fund is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
The following section describes additional information about the principal investment strategy the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The SAI includes more information about the Funds, their investments, and the related risks. Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective and increase a Fund's expenses.
Each Fund’s investment objective and policy to invest at least 80% of its assets in the type of securities suggested by the Fund's name is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders. For purposes of a Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, but exclusive of any collateral held from securities lending.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds (“ETFs”) that invest in foreign corporations.
The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.
Investment Companies
A Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities, letters of credit, and certificates of deposit.

Risk Factors

The following provides additional information about the Funds' principal risks and supplements those risks discussed in each Fund's Fund Summary section of this Prospectus.
By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

	Growth	Mid Cap Growth	Science and Technology	Select Growth	Small Cap Equity	Small Cap Growth
Concentration Risk			X
Equity Risk	X	X	X	X	X	X
Foreign Securities Risk	X	X	X	X	X	X
IPO Risk					X	X
Investment Style Risk	X	X	X	X	X	X
Large Capitalization Stock Risk	X		X
Limited Portfolio Risk				X
Liquidity Risk			X	X	X	X
Management Risk	X	X	X	X	X	X
Portfolio Turnover Risk	X	X	X			X
Science and Technology Investment Risk			X
Sector Focus Risk	X	X		X	X	X
Smaller-Company Stock Risk		X	X	X	X	X
Stock Market Risk	X	X	X	X	X	X
Concentration Risk — When a Fund concentrates its investments in a particular sector or in a particular group of industries, financial, economic, business, and other developments affecting issuers in that sector or group of industries will have a greater effect on the Fund than if it had not concentrated its assets in that sector or group of industries. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect a sector or group of industries in which the Fund concentrates its investments, resulting in extreme inflows or outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely, to the extent that they were to cause the Fund's cash position or cash requirements to exceed normal levels.
Equity Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks may fluctuate, sometimes rapidly or unpredictably. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities.
Foreign Securities Risk
◼
Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Investments in

Risk Factors

depositary receipts (such as ADRs and GDRs) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.
◼
Political Risk — Foreign securities markets may be more volatile than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
◼
Liquidity Risk — Securities that trade less frequently or with lower trade volume can be more difficult or more costly to buy or sell than more liquid or active investments. Liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than U.S. exchanges. See also Liquidity Risk.
◼
Currency Risk — Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.
◼
Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the U.S.
IPO Risk — Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. A Fund may lose all or part of its investment if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance. IPOs may not be available to a Fund at all times, and a Fund may not always invest in IPOs offered to it. Investments in IPOs may have a substantial beneficial effect on a Fund’s investment performance. A Fund's investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when the Fund makes more limited, or no, investments in IPOs.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Large Capitalization Stock Risk — Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small and medium capitalization companies) when stocks of large capitalization companies are out of favor.

Risk Factors

Limited Portfolio Risk — A Fund may hold a smaller number of portfolio securities than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, the Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as the Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Portfolio Turnover Risk — Portfolio turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, dealer mark-ups and bid/asked spreads and transaction costs on the sale of securities and reinvestment in other securities. Such costs are not reflected in the Funds' Total Annual Fund Operating Expenses set forth under “Fees and Expenses” but do have the effect of reducing a Fund's investment return. Such sales may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.
Science and Technology Investment Risk — Investments in science technology companies, including companies in the Internet and biotechnology sectors, may be highly volatile. Science and technology companies operate in markets that are characterized by: rapid change; evolving industry standards; frequent new service and product announcements, introductions, and enhancements; and changing customer demands. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial condition. In addition, the widespread adoption of new technologies or other technological changes could require substantial expenditures by a company to modify or adapt its services or infrastructure, which could have a material adverse effect on its business, results of operations, and financial condition. Changes in prices may reflect, for example, changes in investor evaluation of a particular product or group of products, of the prospects of a company to develop and market a particular technology successfully, or of

Risk Factors

technology investments generally. Science and technology companies may be dependent on a limited management group, and turnover in management may have an adverse effect on a company's profits or viability Science and technology company values may be significantly affected by intense competition, changes in consumer preferences, challenges in achieving product compatibility, and government regulation. Securities of science and technology companies may experience significant price movements caused by disproportionate investor optimism or pessimism with little or no basis in fundamental economic conditions.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, the Fund may make significant investments in one or more sectors, each of which entails associated risks. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector. Since benchmark sector weights influence the Fund’s sector exposure, the Fund may tend to be more heavily weighted in companies in those sectors included in the benchmark.
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Consumer Discretionary Risk — Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.
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Energy Risk — Energy companies develop and produce oil, gas and consumable fuels and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, including natural disasters or terrorist attacks, would adversely impact the Fund’s performance.
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Financials Risk — A Fund’s investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of a Fund’s investments and could make a Fund’s performance more volatile. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
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Healthcare Risk — To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors,

Risk Factors

among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
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Information Technology Risk — Information technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
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Producer Durables Risk — Many companies in the producer durables sector convert unfinished goods into finished durables used to manufacture other goods or provide services, including electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include intense competition, consolidation, domestic and international politics, excess capacity, consumer demand and spending trends and the general state of the economy. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.
Smaller-Company Stock Risk — Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be often more difficult to purchase and sell.
Stock Market Risk — Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the

Risk Factors

stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for a Fund's portfolio.
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Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
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Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.

Risk Factors

The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Investment Company Risk— The Fund’s ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, a Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or a Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.

Impact on Returns Example

The following example is intended to help you assess the impact of the operating expenses of the Funds listed below on each Fund’s potential returns. The example assumes that you invest $10,000 in a Fund for a 10-year period, and that your investment earns a 5% return each year. The example reflects the impact of sales loads and the impact of any fee waiver/expense reimbursement agreement in place for a Fund through its expiration date, as detailed in the Annual Fund Operating Expenses table of each Fund. Your actual costs may be higher or lower.
Based on these assumptions, the following table shows, for each year and cumulatively for all 10 years (1) the fees and the costs (the “Expenses”) associated with your investment and (2) the difference (the “Impact on Return”) between your return if the Fund had not incurred the Expenses and your return after giving effect to the Expenses.
Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Victory RS Growth Fund
Class A Shares
Expenses	$681	$119	$123	$128	$133	$138	$143	$149	$154	$160	$1,928
Impact on Return	$707	$152	$164	$177	$190	$205	$220	$237	$254	$272	$2,578
Class C Shares
Expenses	$196	$254	$260	$267	$273	$281	$288	$295	$303	$311	$2,728
Impact on Return	$193	$260	$280	$300	$322	$345	$369	$395	$422	$451	$3,337
Class R Shares
Expenses	$174	$625	$617	$611	$605	$598	$592	$585	$579	$572	$5,558
Impact on Return	$171	$637	$662	$688	$716	$745	$776	$808	$842	$878	$6,923
Class Y Shares
Expenses	$85	$105	$109	$114	$119	$123	$128	$133	$139	$143	$1,198
Impact on Return	$83	$107	$117	$127	$138	$149	$162	$175	$189	$204	$1,451
Victory RS Mid Cap Growth Fund
Class A Shares
Expenses	$690	$134	$140	$144	$150	$155	$161	$167	$173	$179	$2,093
Impact on Return	$717	$168	$181	$195	$210	$226	$243	$261	$280	$300	$2,781
Class C Shares
Expenses	$214	$223	$230	$236	$243	$250	$257	$265	$272	$280	$2,470
Impact on Return	$211	$231	$249	$267	$288	$309	$331	$355	$380	$407	$3,028
Class R Shares
Expenses	$183	$428	$432	$436	$439	$443	$447	$451	$455	$458	$4,172
Impact on Return	$180	$435	$461	$487	$516	$545	$576	$609	$643	$679	$5,131
Class R6 Shares
Expenses	$96	$107	$112	$116	$120	$125	$130	$136	$141	$147	$1,230
Impact on Return	$94	$110	$119	$130	$141	$153	$165	$178	$193	$208	$1,491
Class Y Shares
Expenses	$97	$117	$121	$126	$131	$136	$141	$147	$153	$158	$1,327
Impact on Return	$95	$119	$130	$141	$153	$165	$179	$193	$208	$225	$1,608
Victory RS Science and Technology Fund
Class A Shares

Impact on Returns Example

	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Expenses	$717	$147	$152	$157	$163	$169	$175	$181	$187	$194	$2,242
Impact on Return	$743	$182	$196	$211	$227	$244	$262	$281	$301	$323	$2,970
Class C Shares
Expenses	$231	$242	$248	$255	$261	$268	$276	$283	$291	$298	$2,653
Impact on Return	$228	$250	$269	$289	$310	$332	$356	$381	$407	$436	$3,258
Class R Shares
Expenses	$196	$383	$388	$393	$398	$403	$409	$414	$419	$425	$3,828
Impact on Return	$193	$390	$414	$440	$467	$496	$526	$558	$591	$626	$4,701
Class Y Shares
Expenses	$126	$133	$139	$143	$149	$154	$160	$166	$172	$179	$1,521
Impact on Return	$124	$137	$149	$161	$174	$189	$204	$220	$237	$255	$1,850
Victory RS Select Growth Fund
Class A Shares
Expenses	$709	$148	$154	$159	$163	$170	$176	$182	$188	$196	$2,245
Impact on Return	$736	$182	$196	$212	$228	$245	$263	$282	$302	$324	$2,970
Class C Shares
Expenses	$221	$239	$245	$252	$258	$266	$273	$280	$288	$295	$2,617
Impact on Return	$218	$246	$265	$285	$306	$328	$352	$376	$403	$431	$3,210
Class R Shares
Expenses	$194	$551	$548	$547	$545	$543	$541	$539	$537	$535	$5,080
Impact on Return	$191	$561	$587	$615	$643	$674	$706	$739	$774	$811	$6,301
Class R6 Shares
Expenses	$108	$471	$473	$475	$478	$480	$482	$485	$487	$490	$4,429
Impact on Return	$106	$475	$501	$528	$557	$587	$619	$652	$687	$724	$5,436
Class Y Shares
Expenses	$116	$131	$137	$141	$146	$152	$158	$164	$170	$176	$1,491
Impact on Return	$114	$134	$146	$158	$172	$185	$200	$216	$233	$251	$1,809
Victory RS Small Cap Growth Fund
Class A Shares
Expenses	$709	$142	$148	$152	$158	$164	$169	$175	$182	$188	$2,187
Impact on Return	$736	$176	$190	$205	$220	$237	$255	$273	$293	$314	$2,899
Class C Shares
Expenses	$219	$236	$242	$249	$255	$263	$270	$277	$285	$291	$2,587
Impact on Return	$216	$243	$262	$281	$302	$324	$347	$372	$398	$426	$3,171
Class R Shares
Expenses	$189	$206	$213	$219	$225	$232	$239	$247	$254	$263	$2,287
Impact on Return	$186	$212	$229	$247	$266	$286	$307	$330	$354	$379	$2,796
Class R6 Shares
Expenses	$107	$111	$116	$120	$125	$130	$135	$140	$146	$153	$1,283
Impact on Return	$105	$114	$124	$135	$147	$159	$172	$186	$200	$216	$1,558
Class Y Shares
Expenses	$115	$122	$126	$131	$137	$142	$147	$153	$159	$164	$1,396
Impact on Return	$113	$125	$136	$148	$160	$173	$187	$202	$218	$235	$1,697

Organization and Management of the Funds

The Funds' Board of Trustees has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of March 31, 2021, the Adviser managed and advised assets totaling in excess of $154.3 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Funds.
Advisory fees to be paid annually, before waivers, will be equal to the following:
Fund	Advisory Fee
Victory RS Growth Fund	0.75%
Victory RS Mid Cap Growth Fund	0.85%
Victory RS Science and Technology Fund	1.00%
Victory RS Select Growth Fund	1.00%
Victory RS Small Cap Equity Fund	0.75%
Victory RS Small Cap Growth Fund	0.95%
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in each Fund’s annual report for the period ended December 31.
Portfolio Management
Stephen J. Bishop has been a member of the RS Growth team since 1996 and has been with the Adviser since 2016. Mr. Bishop has been a co-portfolio manager and analyst of Victory RS Science and Technology Fund (including its predecessor fund) since 2001, Victory RS Small Cap Growth Fund and Victory RS Select Growth Fund (including their predecessor funds) since 2007, Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, Victory RS Small Cap Equity Fund and Victory RS Growth Fund (including their predecessor funds) since 2009. From 1996 to 2016, Mr. Bishop was a research analyst primarily covering the technology sector with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years.
Melissa Chadwick-Dunn has been a member of the RS Growth team since 2001. She has been a co-portfolio manager and analyst of Victory RS Small Cap Growth Fund and Victory RS Select Growth Fund (including their predecessor funds) since 2007, Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, Victory RS Small Cap Equity Fund (including its predecessor fund) since 2009, and Victory RS Growth Fund since 2009. From 2001 to 2016, she was an investment professional with RS Investment Management Co. LLC, which was acquired by the

Organization and Management of the Funds

Adviser in 2016. Before joining RS Investments, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A.
Christopher W. Clark has been a co-portfolio manager of Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, and Victory RS Small Cap Equity Fund (including their predecessor funds) since 2014 and the RS Science and Technology Fund since 2016. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a research associate at TIAA-CREF for three years, where he focused on global portfolio management and the health care sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark is a CFA charterholder.
Paul Leung has been a co-portfolio manager of Victory RS Science and Technology Fund since 2016 and a co-portfolio manager of Victory RS Small Cap Growth Fund, Victory RS Select Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Growth Fund, and Victory RS Small Cap Equity Fund since May 2018. Mr Leung has been an analyst with the RS Growth team since 2012. Mr. Leung joined the Adviser in 2016 in connection with the Adviser’s acquisition of RS Investments. Prior to that, he worked as a senior investment analyst at Ashfield Capital Partners where he focused on the technology sector. Previously, he held research and financial analyst positions at Sterling Johnston Capital Management, from 2002 to 2010, and Citigroup, from 1999 to 2001. Mr. Leung is a CFA charterholder.
D. Scott Tracy is the Chief Investment Officer of the RS Growth team and has been a co-portfolio manager and analyst of Victory RS Small Cap Growth Fund and Victory RS Select Growth Fund (including their predecessor funds) since 2007, Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, and Victory RS Small Cap Equity Fund and Victory RS Growth Fund(including their predecessor funds) since 2009. From 2001 to 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy is a CFA charterholder.
The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Funds.

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class it may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by a Fund. The classes of shares that are offered by a Fund are those listed on the cover page designated with a ticker symbol. A Fund may also offer other share classes in different prospectuses.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Victory Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.
To the extent a Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, a Fund will price its investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
You may be able to find a Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find a Fund's NAV by calling 800-539-FUND (800-539-3863) or by visiting the Funds' website at VictoryFunds.com.

Choosing a Share Class

CLASS A
◼
Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
◼
A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class A shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Lower annual expenses than Class C or Class R shares.
CLASS C
◼
No front-end sales charge. All your money goes to work for you right away.
◼
A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class C shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Higher annual expenses than all other classes of shares.
CLASS I
◼
No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class I shares are only available to certain investors.
◼
Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
◼
No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class R shares pay ongoing distribution and/or service (12b-1) fees.
◼
Class R shares are only available to certain investors.
◼
Higher annual expenses than all classes except Class C shares.
CLASS R6
◼
No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class R6 shares are only available to certain investors.
◼
Typically lower annual expenses than all other classes of shares.
CLASS Y
◼
No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class Y shares are only available to certain investors.
◼
Typically lower annual expenses than Classes A, C and R shares.

Choosing a Share Class

Share Classes
When you purchase shares of a Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6 and Class Y shares. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
A Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Funds reserve the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.

Choosing a Share Class

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above[1]	0.00%	0.00%
1 A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.
There are a number of ways you can reduce your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21).
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Funds or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
◼
Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
◼
Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to

Choosing a Share Class

qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
◼
Right of Accumulation - You may add the value of any other Victory Funds of any share class that you already own (except money market funds and any assets held in group retirement plans), to the amount of your next Class A investment to determine if your additional investment will qualify for a sales charge breakpoint. The value of the other Victory Funds of any share class you already own (except money market funds and any assets held in group retirement plans) will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Victory Funds of any share class (except money market funds and any assets held in group retirement plans), (or those held by your spouse (including domestic partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
◼
Combination Privilege - You may combine the value in accounts of multiple Victory Funds of any share class (except money market funds and any assets held in group retirement plans) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
◼
Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of a Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
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Purchases of $1,000,000 or more;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
◼
Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Funds' distributor (“Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
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Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
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Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
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Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;

Choosing a Share Class

◼
Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
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Investors that have an investment account with the Adviser;
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Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
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Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
CDSC for Class A Shares
A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
◼
To the extent that the shares redeemed:
◼
are no longer subject to the holding period for such shares;

Choosing a Share Class

◼
resulted from reinvestment of distributions; or
◼
were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
◼
Following the death or post-purchase disability of:
◼
a registered shareholder on an account; or
◼
a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
◼
Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
◼
required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
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tax free returns of excess contributions or returns of excess deferral amounts;
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distributions on the death or disability of the account holder;
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distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
◼
distributions as a result of separation of service;
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Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
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In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
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When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
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Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program;
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Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; and
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Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.

Choosing a Share Class

Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
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Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; and
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Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
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Registered investment companies;
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Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Endowments and foundations; and
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Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds, who invest at least $2,500;
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Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
◼
Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
◼
Purchases by:
◼
investment advisory clients of the Adviser; or
◼
investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to

Choosing a Share Class

a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C and Class R shares of the Funds.
Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of Class R shares. The fee is paid for general distribution services, for selling Class A and Class R shares of the Fund and, as applicable, for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Because Rule 12b-1 fees are paid out of a Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.

Information About Fees

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. Different intermediaries may impose different minimum investments. These variations are described in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.
For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.

How to Buy Shares

The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
◼
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
◼
By Systematic Investment Plan

How to Buy Shares

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Retirement Plans
You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND (800-539-3863) or by visiting
VictoryFunds.com

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
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Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
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To exchange with a Victory Fund, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
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Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.
Class C Share Conversion
Class C shares of the Fund will automatically convert to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds' share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
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By Telephone

How to Exchange Shares

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
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By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
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Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
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Mail a check to the address of record;
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Wire funds to a previously designated domestic financial institution;
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Mail a check to a previously designated alternate address; or
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Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
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Your account registration has changed within the last 15 business days;
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The check is not being mailed to the address on your account;
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The check is not being made payable to the owner of the account;
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The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
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The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
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Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
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We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
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A Fund may suspend your right to redeem your shares in the following circumstances:
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During non-routine closings of the NYSE;
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When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
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When the SEC orders a suspension to protect the Fund’s shareholders.
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A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
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A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
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If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).
As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. Each Fund passes its earnings along to investors in the form of dividends. Dividends paid by a Fund represent the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, each Fund declares and pays dividends annually. However, a Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the same Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
Each Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
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Qualified dividend income received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable as long-term capital gains.
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You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
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Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
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An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
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An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
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Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
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An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
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Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
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Tax statements will be mailed from each Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
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Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
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A Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
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A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
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If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
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Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may

Distributions and Taxes

apply to dividends paid by a Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
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You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
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The Funds may provide estimated capital gain distribution information through the website at VictoryFunds.com.

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
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Name;
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Date of birth (for individuals);
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Residential or business street address (although post office boxes are still permitted for mailing); and
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Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the MSG, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.

Important Fund Policies

The Funds' Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:
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Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
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Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI, which is available upon request and on the Funds' website at VictoryFunds.com.

Important Fund Policies

Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented  for the fiscal years ended on or after December 31, 2019 has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' annual report. The information for all periods prior to December 31, 2019 has been audited by a different independent registered public accounting firm. The Funds' annual and semi-annual reports are available by calling the Victory Funds at 800-539-FUND (800-539-3863) and at www.VictoryFunds.com.
The financial highlights for each Fund reflect the historical financial highlights of its corresponding predecessor fund, a separate series of RS Investment Trust that was managed by RS Investment Management Co. LLC. Upon the completion of the reorganization of each predecessor fund with and into its respective Fund, which occurred on July 29, 2016, the Class A, C, R and Y shares of each Fund, as applicable, assumed the performance, financial and other historical information of the Class A, C, K and Y shares, respectively, of the corresponding predecessor fund.

RS Growth Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$19.22	$16.40	$20.60	$16.44	$17.49
Investment Activities
Net Investment Income (Loss)(a)	(0.08)	(0.03)	(0.06)	(0.02)	(0.02)
Net Realized and Unrealized Gains (Losses) on Investments	6.89	4.90	(1.36)	5.24	0.36
Total from Investment Activities	6.81	4.87	(1.42)	5.22	0.34
Distributions to Shareholders From
Net Realized Gains from Investments	(2.19)	(2.05)	(2.78)	(1.06)	(1.39)
Total Distributions	(2.19)	(2.05)	(2.78)	(1.06)	(1.39)
Net Asset Value, End of Period	$23.84	$19.22	$16.40	$20.60	$16.44
Total Return (Excludes Sales Charge)	35.64%	29.83%	(6.81)%	31.75%	1.86%
Ratios to Average Net Assets
Net Expenses	1.10%	1.10%	1.10%	1.10%	1.10%
Net Investment Income (Loss)	(0.37)%	(0.16)%	(0.28)%	(0.09)%	(0.09)%
Gross Expenses	1.19%	1.19%	1.19%	1.20%	1.20%
Supplemental Data
Net Assets, End of Period (000's)	$274,388	$223,503	$188,220	$218,238	$189,921
Portfolio Turnover(b)	73%	95%	87%	74%	123%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Growth Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$15.63	$13.75	$17.90	$14.51	$15.73
Investment Activities
Net Investment Income (Loss)(a)	(0.20)	(0.16)	(0.21)	(0.15)	(0.14)
Net Realized and Unrealized Gains (Losses) on Investments	5.56	4.09	(1.16)	4.60	0.31
Total from Investment Activities	5.36	3.93	(1.37)	4.45	0.17
Distributions to Shareholders From
Net Realized Gains from Investments	(2.19)	(2.05)	(2.78)	(1.06)	(1.39)
Total Distributions	(2.19)	(2.05)	(2.78)	(1.06)	(1.39)
Net Asset Value, End of Period	$18.80	$15.63	$13.75	$17.90	$14.51
Total Return (Excludes Sales Charge)	34.55%	28.74%	(7.56)%	30.57%	1.05%
Ratios to Average Net Assets
Net Expenses	1.93%	1.93%	1.93%	1.93%	1.93%
Net Investment Income (Loss)	(1.20)%	(0.99)%	(1.10)%	(0.92)%	(0.93)%
Gross Expenses	2.43%	2.33%	2.20%	2.10%	2.06%
Supplemental Data
Net Assets, End of Period (000's)	$3,731	$4,240	$4,409	$6,974	$8,487
Portfolio Turnover(b)	73%	95%	87%	74%	123%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Growth Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$17.29	$15.00	$19.22	$15.49	$16.65
Investment Activities
Net Investment Income (Loss)(a)	(0.19)	(0.14)	(0.18)	(0.13)	(0.11)
Net Realized and Unrealized Gains (Losses) on Investments	6.18	4.48	(1.26)	4.92	0.34
Total from Investment Activities	5.99	4.34	(1.44)	4.79	0.23
Distributions to Shareholders From
Net Realized Gains from Investments	(2.19)	(2.05)	(2.78)	(1.06)	(1.39)
Total Distributions	(2.19)	(2.05)	(2.78)	(1.06)	(1.39)
Net Asset Value, End of Period	$21.09	$17.29	$15.00	$19.22	$15.49
Total Return (Excludes Sales Charge)	34.87%	29.08%	(7.41)%	30.92%	1.29%
Ratios to Average Net Assets
Net Expenses	1.71%	1.71%	1.71%	1.71%	1.71%
Net Investment Income (Loss)	(0.98)%	(0.77)%	(0.88)%	(0.70)%	(0.69)%
Gross Expenses	6.08%	5.41%	3.49%	2.72%	1.77%
Supplemental Data
Net Assets, End of Period (000's)	$420	$438	$516	$830	$1,054
Portfolio Turnover(b)	73%	95%	87%	74%	123%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Growth Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$20.11	$17.04	$21.23	$16.88	$17.87
Investment Activities
Net Investment Income (Loss)(a)	(0.02)	0.02	—(b)	0.03	0.03
Net Realized and Unrealized Gains (Losses) on Investments	7.23	5.10	(1.41)	5.38	0.37
Total from Investment Activities	7.21	5.12	(1.41)	5.41	0.40
Distributions to Shareholders From
Net Realized Gains from Investments	(2.19)	(2.05)	(2.78)	(1.06)	(1.39)
Total Distributions	(2.19)	(2.05)	(2.78)	(1.06)	(1.39)
Net Asset Value, End of Period	$25.13	$20.11	$17.04	$21.23	$16.88
Total Return (Excludes Sales Charge)	36.06%	30.18%	(6.56)%	32.05%	2.16%
Ratios to Average Net Assets
Net Expenses	0.83%	0.83%	0.83%	0.83%	0.83%
Net Investment Income (Loss)	(0.09)%	0.11%	(0.01)%	0.17%	0.17%
Gross Expenses	0.99%	0.98%	0.97%	0.97%	0.95%
Supplemental Data
Net Assets, End of Period (000's)	$29,875	$31,473	$26,457	$30,309	$25,107
Portfolio Turnover(c)	73%	95%	87%	74%	123%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Mid Cap Growth Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$25.56	$19.96	$25.77	$21.32	$20.29
Investment Activities
Net Investment Income (Loss)(a)	(0.20)	(0.17)	(0.14)	(0.10)	(0.07)
Net Realized and Unrealized Gains (Losses) on Investments	8.98	5.77	(1.79)	4.55	1.10
Total from Investment Activities	8.78	5.60	(1.93)	4.45	1.03
Distributions to Shareholders From
Net Realized Gains from Investments	(1.35)	—	(3.00)	—	—
Return of Capital	—	—	(0.88)	—	—
Total Distributions	(1.35)	—	(3.88)	—	—
Net Asset Value, End of Period	$32.99	$25.56	$19.96	$25.77	$21.32
Total Return (Excludes Sales Charge)	34.47%	28.06%	(7.37)%	20.87%	5.08%
Ratios to Average Net Assets
Net Expenses	1.20%	1.20%	1.20%	1.20%	1.20%
Net Investment Income (Loss)	(0.75)%	(0.67)%	(0.53)%	(0.44)%	(0.35)%
Gross Expenses	1.35%	1.35%	1.34%	1.29%	1.27%
Supplemental Data
Net Assets, End of Period (000's)	$93,072	$82,888	$75,451	$108,271	$231,056
Portfolio Turnover(b)	92%	86%	126%	86%	138%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Mid Cap Growth Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$22.08	$17.40	$23.22	$19.38	$18.61
Investment Activities
Net Investment Income (Loss)(a)	(0.38)	(0.34)	(0.35)	(0.28)	(0.23)
Net Realized and Unrealized Gains (Losses) on Investments	7.70	5.02	(1.59)	4.12	1.00
Total from Investment Activities	7.32	4.68	(1.94)	3.84	0.77
Distributions to Shareholders From
Net Realized Gains from Investments	(1.35)	—	(3.65)	—	—
Return of Capital	—	—	(0.23)	—	—
Total Distributions	(1.35)	—	(3.88)	—	—
Net Asset Value, End of Period	$28.05	$22.08	$17.40	$23.22	$19.38
Total Return (Excludes Sales Charge)	33.30%	26.90%	(8.23)%	19.81%	4.14%
Ratios to Average Net Assets
Net Expenses	2.11%	2.11%	2.11%	2.10%	2.11%
Net Investment Income (Loss)	(1.65)%	(1.58)%	(1.44)%	(1.33)%	(1.25)%
Gross Expenses	2.14%	2.12%	2.12%	2.10%	2.11%
Supplemental Data
Net Assets, End of Period (000's)	$17,325	$20,266	$18,072	$23,264	$24,618
Portfolio Turnover(b)	92%	86%	126%	86%	138%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Mid Cap Growth Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$23.32	$18.31	$24.14	$20.09	$19.22
Investment Activities
Net Investment Income (Loss)(a)	(0.33)	(0.28)	(0.29)	(0.23)	(0.16)
Net Realized and Unrealized Gains (Losses) on Investments	8.15	5.29	(1.66)	4.28	1.03
Total from Investment Activities	7.82	5.01	(1.95)	4.05	0.87
Distributions to Shareholders From
Net Realized Gains from Investments	(1.35)	—	(3.86)	—	—
Return of Capital	—	—	(0.02)	—	—
Total Distributions	(1.35)	—	(3.88)	—	—
Net Asset Value, End of Period	$29.79	$23.32	$18.31	$24.14	$20.09
Total Return (Excludes Sales Charge)	33.67%	27.36%	(7.99)%	20.21%	4.53%
Ratios to Average Net Assets
Net Expenses	1.80%	1.80%	1.80%	1.80%	1.69%
Net Investment Income (Loss)	(1.34)%	(1.26)%	(1.13)%	(1.03)%	(0.84)%
Gross Expenses	4.13%	3.41%	2.68%	2.43%	1.69%
Supplemental Data
Net Assets, End of Period (000's)	$596	$927	$1,144	$1,685	$1,486
Portfolio Turnover(b)	92%	86%	126%	86%	138%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Mid Cap Growth Fund (Continued)

	Class R6
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	11/15/16(a) through 12/31/16
Net Asset Value, Beginning of Period	$26.63	$20.74	$26.55	$21.90	$21.30
Investment Activities
Net Investment Income (Loss)(b)	(0.14)	(0.11)	(0.07)	(0.04)	—(c)
Net Realized and Unrealized Gains (Losses) on Investments	9.39	6.00	(1.86)	4.69	0.60
Total from Investment Activities	9.25	5.89	(1.93)	4.65	0.60
Distributions to Shareholders From
Net Realized Gains from Investments	(1.35)	—	(3.84)	—	—
Return of Capital	—	—	(0.04)	—	—
Total Distributions	(1.35)	—	(3.88)	—	—
Net Asset Value, End of Period	$34.53	$26.63	$20.74	$26.55	$21.90
Total Return (Excludes Sales Charge)(d)	34.86%	28.40%	(7.15)%	21.23%	2.82%
Ratios to Average Net Assets
Net Expenses(e)	0.94%	0.94%	0.94%	0.94%	0.94%
Net Investment Income (Loss)(e)	(0.49)%	(0.44)%	(0.26)%	(0.17)%	(0.02)%
Gross Expenses(e)	1.01%	1.05%	1.32%	2.26%	25.90%
Supplemental Data
Net Assets, End of Period (000's)	$27,861	$20,321	$3,793	$2,132	$60
Portfolio Turnover(d)(f)	92%	86%	126%	86%	138%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Amount is less than $0.005 per share.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Mid Cap Growth Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$26.61	$20.73	$26.54	$21.90	$20.79
Investment Activities
Net Investment Income (Loss)(a)	(0.14)	(0.11)	(0.08)	(0.04)	(0.02)
Net Realized and Unrealized Gains (Losses) on Investments	9.38	5.99	(1.85)	4.68	1.13
Total from Investment Activities	9.24	5.88	(1.93)	4.64	1.11
Distributions to Shareholders From
Net Realized Gains from Investments	(1.35)	—	(1.17)	—	—
Return of Capital	—	—	(2.71)	—	—
Total Distributions	(1.35)	—	(3.88)	—	—
Net Asset Value, End of Period	$34.50	$26.61	$20.73	$26.54	$21.90
Total Return (Excludes Sales Charge)	34.84%	28.36%	(7.15)%	21.19%	5.34%
Ratios to Average Net Assets
Net Expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net Investment Income (Loss)	(0.50)%	(0.43)%	(0.27)%	(0.18)%	(0.10)%
Gross Expenses	1.10%	1.10%	1.05%	1.06%	1.05%
Supplemental Data
Net Assets, End of Period (000's)	$466,342	$395,586	$243,009	$310,050	$168,936
Portfolio Turnover(b)	92%	86%	126%	86%	138%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Science and Technology Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$23.37	$18.34	$21.56	$17.49	$17.35
Investment Activities
Net Investment Income (Loss)(a)	(0.34)	(0.26)	(0.27)	(0.25)	(0.22)
Net Realized and Unrealized Gains (Losses) on Investments	15.48	7.43	0.06	8.04	2.64
Total from Investment Activities	15.14	7.17	(0.21)	7.79	2.42
Distributions to Shareholders From
Net Realized Gains from Investments	(2.16)	(2.14)	(3.01)	(3.72)	(2.28)
Total Distributions	(2.16)	(2.14)	(3.01)	(3.72)	(2.28)
Capital Contribution from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$36.35	$23.37	$18.34	$21.56	$17.49
Total Return (Excludes Sales Charge)	65.03%	39.32%	(0.73)%	44.74%	13.80%(c)
Ratios to Average Net Assets
Net Expenses	1.48%	1.48%	1.47%	1.49%	1.51%
Net Investment Income (Loss)	(1.22)%	(1.14)%	(1.10)%	(1.18)%	(1.24)%
Gross Expenses	1.48%	1.48%	1.47%	1.49%	1.52%
Supplemental Data
Net Assets, End of Period (000's)	$320,605	$199,591	$140,389	$146,002	$105,041
Portfolio Turnover(d)	30%	88%	83%	89%	114%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Science and Technology Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$17.73	$14.40	$17.73	$14.96	$15.25
Investment Activities
Net Investment Income (Loss)(a)	(0.41)	(0.35)	(0.38)	(0.36)	(0.31)
Net Realized and Unrealized Gains (Losses) on Investments	11.65	5.82	0.06	6.85	2.30
Total from Investment Activities	11.24	5.47	(0.32)	6.49	1.99
Distributions to Shareholders From
Net Realized Gains from Investments	(2.16)	(2.14)	(3.01)	(3.72)	(2.28)
Total Distributions	(2.16)	(2.14)	(3.01)	(3.72)	(2.28)
Capital Contribution from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$26.81	$17.73	$14.40	$17.73	$14.96
Total Return (Excludes Sales Charge)	63.71%	38.27%	(1.58)%	43.70%	12.87%(c)
Ratios to Average Net Assets
Net Expenses	2.28%	2.28%	2.28%	2.28%	2.32%
Net Investment Income (Loss)	(2.03)%	(1.94)%	(1.91)%	(1.97)%	(2.05)%
Gross Expenses	2.32%	2.34%	2.31%	2.31%	2.32%
Supplemental Data
Net Assets, End of Period (000's)	$18,398	$14,054	$11,857	$11,831	$10,332
Portfolio Turnover(d)	30%	88%	83%	89%	114%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Science and Technology Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$19.60	$15.70	$18.99	$15.78	$15.91
Investment Activities
Net Investment Income (Loss)(a)	(0.39)	(0.31)	(0.33)	(0.31)	(0.26)
Net Realized and Unrealized Gains (Losses) on Investments	12.94	6.35	0.05	7.24	2.41
Total from Investment Activities	12.55	6.04	(0.28)	6.93	2.15
Distributions to Shareholders From
Net Realized Gains from Investments	(2.16)	(2.14)	(3.01)	(3.72)	(2.28)
Total Distributions	(2.16)	(2.14)	(3.01)	(3.72)	(2.28)
Capital Contribution from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$29.99	$19.60	$15.70	$18.99	$15.78
Total Return (Excludes Sales Charge)	64.32%	38.73%	(1.20)%	44.05%	13.41%(c)
Ratios to Average Net Assets
Net Expenses	1.93%	1.93%	1.93%	1.93%	1.91%
Net Investment Income (Loss)	(1.68)%	(1.59)%	(1.56)%	(1.62)%	(1.63)%
Gross Expenses	3.69%	4.28%	2.75%	2.54%	1.91%
Supplemental Data
Net Assets, End of Period (000's)	$1,273	$681	$707	$1,705	$1,394
Portfolio Turnover(d)	30%	88%	83%	89%	114%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Science and Technology Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$25.36	$19.72	$22.90	$18.37	$18.08
Investment Activities
Net Investment Income (Loss)(a)	(0.29)	(0.22)	(0.22)	(0.21)	(0.18)
Net Realized and Unrealized Gains (Losses) on Investments	16.82	8.00	0.05	8.46	2.75
Total from Investment Activities	16.53	7.78	(0.17)	8.25	2.57
Distributions to Shareholders From
Net Realized Gains from Investments	(2.16)	(2.14)	(3.01)	(3.72)	(2.28)
Total Distributions	(2.16)	(2.14)	(3.01)	(3.72)	(2.28)
Capital Contribution from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$39.73	$25.36	$19.72	$22.90	$18.37
Total Return (Excludes Sales Charge)	65.40%	39.66%	(0.51)%	45.11%	14.07%(c)
Ratios to Average Net Assets
Net Expenses	1.24%	1.24%	1.24%	1.24%	1.28%
Net Investment Income (Loss)	(0.99)%	(0.89)%	(0.85)%	(0.92)%	(1.01)%
Gross Expenses	1.26%	1.26%	1.25%	1.26%	1.29%
Supplemental Data
Net Assets, End of Period (000's)	$109,275	$77,998	$53,395	$32,047	$19,335
Portfolio Turnover(d)	30%	88%	83%	89%	114%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Select Growth Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$33.81	$28.96	$46.03	$45.04	$43.54
Investment Activities
Net Investment Income (Loss)(a)	(0.40)	(0.37)	(0.42)	(0.43)	(0.32)
Net Realized and Unrealized Gains (Losses) on Investments	11.43	9.68	(3.12)	8.16	3.30
Total from Investment Activities	11.03	9.31	(3.54)	7.73	2.98
Distributions to Shareholders From
Net Realized Gains from Investments	(6.65)	(4.46)	(13.53)	(6.74)	(1.48)
Total Distributions	(6.65)	(4.46)	(13.53)	(6.74)	(1.48)
Net Asset Value, End of Period	$38.19	$33.81	$28.96	$46.03	$45.04
Total Return (Excludes Sales Charge)	33.22%	32.29%	(7.23)%	17.10%	6.85%
Ratios to Average Net Assets
Net Expenses	1.40%	1.40%	1.40%	1.40%	1.40%
Net Investment Income (Loss)	(1.14)%	(1.06)%	(0.86)%	(0.88)%	(0.74)%
Gross Expenses	1.49%	1.52%	1.50%	1.49%	1.47%
Supplemental Data
Net Assets, End of Period (000's)	$115,014	$97,337	$94,393	$147,531	$170,825
Portfolio Turnover(b)	73%	74%	79%	69%	89%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Select Growth Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$26.77	$23.82	$40.80	$40.89	$39.97
Investment Activities
Net Investment Income (Loss)(a)	(0.53)	(0.53)	(0.70)	(0.73)	(0.60)
Net Realized and Unrealized Gains (Losses) on Investments	8.95	7.94	(2.75)	7.38	3.00
Total from Investment Activities	8.42	7.41	(3.45)	6.65	2.40
Distributions to Shareholders From
Net Realized Gains from Investments	(6.65)	(4.46)	(13.53)	(6.74)	(1.48)
Total Distributions	(6.65)	(4.46)	(13.53)	(6.74)	(1.48)
Net Asset Value, End of Period	$28.54	$26.77	$23.82	$40.80	$40.89
Total Return (Excludes Sales Charge)	32.20%	31.28%	(7.98)%	16.19%	6.04%
Ratios to Average Net Assets
Net Expenses	2.18%	2.18%	2.18%	2.18%	2.18%
Net Investment Income (Loss)	(1.92)%	(1.84)%	(1.64)%	(1.66)%	(1.52)%
Gross Expenses	2.29%	2.30%	2.25%	2.24%	2.23%
Supplemental Data
Net Assets, End of Period (000's)	$23,831	$26,988	$31,754	$51,208	$63,841
Portfolio Turnover(b)	73%	74%	79%	69%	89%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Select Growth Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$27.30	$24.16	$41.06	$41.00	$39.93
Investment Activities
Net Investment Income (Loss)(a)	(0.46)	(0.45)	(0.59)	(0.61)	(0.46)
Net Realized and Unrealized Gains (Losses) on Investments	9.15	8.05	(2.78)	7.41	3.01
Total from Investment Activities	8.69	7.60	(3.37)	6.80	2.55
Distributions to Shareholders From
Net Realized Gains from Investments	(6.65)	(4.46)	(13.53)	(6.74)	(1.48)
Total Distributions	(6.65)	(4.46)	(13.53)	(6.74)	(1.48)
Net Asset Value, End of Period	$29.34	$27.30	$24.16	$41.06	$41.00
Total Return (Excludes Sales Charge)	32.57%	31.63%	(7.70)%	16.51%	6.39%
Ratios to Average Net Assets
Net Expenses	1.91%	1.91%	1.91%	1.91%	1.82%
Net Investment Income (Loss)	(1.64)%	(1.57)%	(1.38)%	(1.39)%	(1.17)%
Gross Expenses	5.35%	4.35%	3.60%	2.90%	1.82%
Supplemental Data
Net Assets, End of Period (000's)	$504	$604	$701	$1,014	$1,440
Portfolio Turnover(b)	73%	74%	79%	69%	89%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Select Growth Fund (Continued)

	Class R6
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	11/15/16(a) through 12/31/16
Net Asset Value, Beginning of Period	$35.99	$30.50	$47.53	$46.16	$46.65
Investment Activities
Net Investment Income (Loss)(b)	(0.31)	(0.27)	(0.29)	(0.28)	(0.03)
Net Realized and Unrealized Gains (Losses) on Investments	12.22	10.22	(3.21)	8.39	1.02
Total from Investment Activities	11.91	9.95	(3.50)	8.11	0.99
Distributions to Shareholders From
Net Realized Gains from Investments	(6.65)	(4.46)	(13.53)	(6.74)	(1.48)
Total Distributions	(6.65)	(4.46)	(13.53)	(6.74)	(1.48)
Net Asset Value, End of Period	$41.25	$35.99	$30.50	$47.53	$46.16
Total Return (Excludes Sales Charge)(c)	33.65%	32.76%	(6.92)%	17.48%	2.15%
Ratios to Average Net Assets
Net Expenses(d)	1.06%	1.06%	1.06%	1.06%	1.06%
Net Investment Income (Loss)(d)	(0.80)%	(0.72)%	(0.59)%	(0.55)%	(0.43)%
Gross Expenses(d)	4.52%	5.46%	6.33%	27.47%	26.37%
Supplemental Data
Net Assets, End of Period (000's)	$710	$302	$239	$151	$51
Portfolio Turnover(c)(e)	73%	74%	79%	69%	89%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Select Growth Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$35.84	$30.41	$47.47	$46.15	$44.47
Investment Activities
Net Investment Income (Loss)(a)	(0.33)	(0.29)	(0.30)	(0.31)	(0.21)
Net Realized and Unrealized Gains (Losses) on Investments	12.16	10.18	(3.23)	8.37	3.37
Total from Investment Activities	11.83	9.89	(3.53)	8.06	3.16
Distributions to Shareholders From
Net Realized Gains from Investments	(6.65)	(4.46)	(13.53)	(6.74)	(1.48)
Total Distributions	(6.65)	(4.46)	(13.53)	(6.74)	(1.48)
Net Asset Value, End of Period	$41.02	$35.84	$30.41	$47.47	$46.15
Total Return (Excludes Sales Charge)	33.57%	32.66%	(7.02)%	17.40%	7.13%
Ratios to Average Net Assets
Net Expenses	1.14%	1.14%	1.14%	1.14%	1.14%
Net Investment Income (Loss)	(0.88)%	(0.80)%	(0.59)%	(0.62)%	(0.49)%
Gross Expenses	1.24%	1.23%	1.21%	1.20%	1.20%
Supplemental Data
Net Assets, End of Period (000's)	$93,844	$94,933	$120,696	$244,689	$287,970
Portfolio Turnover(b)	73%	74%	79%	69%	89%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Small Cap Equity Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$16.05	$12.97	$18.88	$14.41	$14.24
Investment Activities
Net Investment Income (Loss)(a)	(0.19)	(0.15)	(0.16)	(0.14)	(0.12)
Net Realized and Unrealized Gains (Losses) on Investments	6.17	5.11	(1.47)	5.55	0.28
Total from Investment Activities	5.98	4.96	(1.63)	5.41	0.16
Distributions to Shareholders From
Net Realized Gains from Investments	(4.01)	(1.88)	(4.28)	(0.94)	—
Total Distributions	(4.01)	(1.88)	(4.28)	(0.94)	—
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.01
Net Asset Value, End of Period	$18.02	$16.05	$12.97	$18.88	$14.41
Total Return (Excludes Sales Charge)	37.99%	38.49%	(8.39)%	37.57%	1.19%(b)
Ratios to Average Net Assets
Net Expenses	1.29%	1.26%	1.22%	1.25%	1.35%
Net Investment Income (Loss)	(1.14)%	(0.93)%	(0.78)%	(0.84)%	(0.88)%
Gross Expenses	1.29%	1.26%	1.22%	1.25%	1.36%
Supplemental Data
Net Assets, End of Period (000's)	$76,611	$63,247	$51,619	$65,514	$52,075
Portfolio Turnover(c)	157%	89%	77%	79%	86%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Small Cap Equity Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$4.13	$4.40	$9.61	$7.74	$7.71
Investment Activities
Net Investment Income (Loss)(a)	(0.07)	(0.09)	(0.17)	(0.15)	(0.12)
Net Realized and Unrealized Gains (Losses) on Investments	1.48	1.70	(0.76)	2.96	0.14
Total from Investment Activities	1.41	1.61	(0.93)	2.81	0.02
Distributions to Shareholders From
Net Realized Gains from Investments	(4.01)	(1.88)	(4.28)	(0.94)	—
Total Distributions	(4.01)	(1.88)	(4.28)	(0.94)	—
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.01
Net Asset Value, End of Period	$1.53	$4.13	$4.40	$9.61	$7.74
Total Return (Excludes Sales Charge)	36.75%	37.26%	(9.23)%	36.34%	0.39%(b)
Ratios to Average Net Assets
Net Expenses	2.10%	2.10%	2.10%	2.10%	2.10%
Net Investment Income (Loss)	(1.94)%	(1.76)%	(1.71)%	(1.69)%	(1.64)%
Gross Expenses	5.26%	3.86%	4.24%	3.87%	3.14%
Supplemental Data
Net Assets, End of Period (000's)	$515	$478	$616	$533	$410
Portfolio Turnover(c)	157%	89%	77%	79%	86%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Small Cap Equity Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$12.32	$10.32	$16.08	$12.44	$12.33
Investment Activities
Net Investment Income (Loss)(a)	(0.20)	(0.18)	(0.23)	(0.20)	(0.14)
Net Realized and Unrealized Gains (Losses) on Investments	4.68	4.06	(1.25)	4.78	0.24
Total from Investment Activities	4.48	3.88	(1.48)	4.58	0.10
Distributions to Shareholders From
Net Realized Gains from Investments	(4.01)	(1.88)	(4.28)	(0.94)	—
Total Distributions	(4.01)	(1.88)	(4.28)	(0.94)	—
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.01
Net Asset Value, End of Period	$12.79	$12.32	$10.32	$16.08	$12.44
Total Return (Excludes Sales Charge)	37.31%	37.91%	(8.92)%	36.84%	0.89%(b)
Ratios to Average Net Assets
Net Expenses	1.75%	1.75%	1.75%	1.75%	1.70%
Net Investment Income (Loss)	(1.59)%	(1.42)%	(1.30)%	(1.34)%	(1.24)%
Gross Expenses	2.05%	2.05%	1.88%	1.97%	1.70%
Supplemental Data
Net Assets, End of Period (000's)	$3,325	$2,874	$2,303	$3,381	$2,954
Portfolio Turnover(c)	157%	89%	77%	79%	86%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Small Cap Equity Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$16.52	$13.29	$19.20	$14.62	$14.39
Investment Activities
Net Investment Income (Loss)(a)	(0.16)	(0.13)	(0.14)	(0.14)	(0.08)
Net Realized and Unrealized Gains (Losses) on Investments	6.36	5.24	(1.49)	5.66	0.30
Total from Investment Activities	6.20	5.11	(1.63)	5.52	0.22
Distributions to Shareholders From
Net Realized Gains from Investments	(4.01)	(1.88)	(4.28)	(0.94)	—
Total Distributions	(4.01)	(1.88)	(4.28)	(0.94)	—
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.01
Net Asset Value, End of Period	$18.71	$16.52	$13.29	$19.20	$14.62
Total Return (Excludes Sales Charge)	38.24%	38.69%	(8.23)%	37.78%	1.60%(b)
Ratios to Average Net Assets
Net Expenses	1.10%	1.10%	1.10%	1.10%	1.10%
Net Investment Income (Loss)	(0.95)%	(0.77)%	(0.69)%	(0.78)%	(0.64)%
Gross Expenses	1.58%	1.43%	1.68%	1.34%	1.24%
Supplemental Data
Net Assets, End of Period (000's)	$4,449	$3,275	$2,750	$6,398	$1,834
Portfolio Turnover(c)	157%	89%	77%	79%	86%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Small Cap Growth Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$77.19	$61.11	$80.96	$65.31	$64.73
Investment Activities
Net Investment Income (Loss)(a)	(0.97)	(0.80)	(0.83)	(0.75)	(0.55)
Net Realized and Unrealized Gains (Losses) on Investments	30.04	23.84	(6.54)	24.13	1.13
Total from Investment Activities	29.07	23.04	(7.37)	23.38	0.58
Distributions to Shareholders From
Net Investment Income	—	—	—	—	—
Net Realized Gains from Investments	(8.81)	(6.96)	(12.48)	(7.73)	—
Total Distributions	(8.81)	(6.96)	(12.48)	(7.73)	—
Net Asset Value, End of Period	$97.45	$77.19	$61.11	$80.96	$65.31
Total Return (Excludes Sales Charge)	37.84%	37.91%	(8.97)%	36.86%	0.90%
Ratios to Average Net Assets
Net Expenses	1.40%	1.40%	1.40%	1.40%	1.40%
Net Investment Income (Loss)	(1.20)%	(1.06)%	(0.94)%	(1.00)%	(0.92)%
Gross Expenses	1.43%	1.44%	1.45%	1.44%	1.45%
Supplemental Data
Net Assets, End of Period (000's)	$820,006	$687,425	$499,350	$575,227	$481,125
Portfolio Turnover(b)	72%	100%	86%	107%	91%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Small Cap Growth Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$64.34	$52.19	$71.70	$58.97	$58.90
Investment Activities
Net Investment Income (Loss)(a)	(1.30)	(1.17)	(1.31)	(1.18)	(0.90)
Net Realized and Unrealized Gains (Losses) on Investments	24.84	20.28	(5.72)	21.64	0.97
Total from Investment Activities	23.54	19.11	(7.03)	20.46	0.07
Distributions to Shareholders From
Net Investment Income	—	—	—	—	—
Net Realized Gains from Investments	(8.81)	(6.96)	(12.48)	(7.73)	—
Total Distributions	(8.81)	(6.96)	(12.48)	(7.73)	—
Net Asset Value, End of Period	$79.07	$64.34	$52.19	$71.70	$58.97
Total Return (Excludes Sales Charge)	36.78%	36.88%	(9.66)%	35.84%	0.12%
Ratios to Average Net Assets
Net Expenses	2.16%	2.16%	2.16%	2.16%	2.16%
Net Investment Income (Loss)	(1.96)%	(1.82)%	(1.71)%	(1.75)%	(1.67)%
Gross Expenses	2.26%	2.27%	2.26%	2.23%	2.22%
Supplemental Data
Net Assets, End of Period (000's)	$20,323	$18,581	$13,602	$13,633	$13,035
Portfolio Turnover(b)	72%	100%	86%	107%	91%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Small Cap Growth Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$69.61	$55.87	$75.55	$61.63	$61.27
Investment Activities
Net Investment Income (Loss)(a)	(1.20)	(1.05)	(1.15)	(1.04)	(0.68)
Net Realized and Unrealized Gains (Losses) on Investments	26.96	21.75	(6.05)	22.69	1.04
Total from Investment Activities	25.76	20.70	(7.20)	21.65	0.36
Distributions to Shareholders From
Net Investment Income	—	—	—	—	—
Net Realized Gains from Investments	(8.81)	(6.96)	(12.48)	(7.73)	—
Total Distributions	(8.81)	(6.96)	(12.48)	(7.73)	—
Net Asset Value, End of Period	$86.56	$69.61	$55.87	$75.55	$61.63
Total Return (Excludes Sales Charge)	37.20%	37.28%	(9.39)%	36.24%	0.59%
Ratios to Average Net Assets
Net Expenses	1.86%	1.86%	1.86%	1.86%	1.70%
Net Investment Income (Loss)	(1.66)%	(1.52)%	(1.40)%	(1.46)%	(1.20)%
Gross Expenses	1.97%	1.93%	1.87%	1.94%	1.70%
Supplemental Data
Net Assets, End of Period (000's)	$8,513	$8,012	$7,285	$7,698	$5,371
Portfolio Turnover(b)	72%	100%	86%	107%	91%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Small Cap Growth Fund (Continued)

	Class R6
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	7/12/17(a) through 12/31/17
Net Asset Value, Beginning of Period	$81.24	$63.83	$83.67	$79.23
Investment Activities
Net Investment Income (Loss)(b)	(0.73)	(0.58)	(0.58)	(0.41)
Net Realized and Unrealized Gains (Losses) on Investments	31.72	24.95	(6.78)	12.58
Total from Investment Activities	30.99	24.37	(7.36)	12.17
Distributions to Shareholders From
Net Investment Income	—	—	—	—
Net Realized Gains from Investments	(8.81)	(6.96)	(12.48)	(7.73)
Total Distributions	(8.81)	(6.96)	(12.48)	(7.73)
Net Asset Value, End of Period	$103.42	$81.24	$63.83	$83.67
Total Return (Excludes Sales Charge)(c)	38.32%	38.38%	(8.66)%	16.23%
Ratios to Average Net Assets
Net Expenses(d)	1.06%	1.06%	1.06%	1.06%
Net Investment Income (Loss)(d)	(0.86)%	(0.72)%	(0.64)%	(1.03)%
Gross Expenses(d)	1.06%	1.06%	1.10%	1.41%
Supplemental Data
Net Assets, End of Period (000's)	$677,128	$441,471	$113,288	$25,551
Portfolio Turnover(c)(e)	72%	100%	86%	107%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

RS Small Cap Growth Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$81.06	$63.75	$83.64	$67.08	$66.32
Investment Activities
Net Investment Income (Loss)(a)	(0.79)	(0.62)	(0.61)	(0.53)	(0.39)
Net Realized and Unrealized Gains (Losses) on Investments	31.64	24.89	(6.80)	24.82	1.16
Total from Investment Activities	30.85	24.27	(7.41)	24.29	0.77
Distributions to Shareholders From
Net Investment Income	—	—	—	—	(0.01)
Net Realized Gains from Investments	(8.81)	(6.96)	(12.48)	(7.73)	—
Total Distributions	(8.81)	(6.96)	(12.48)	(7.73)	(0.01)
Net Asset Value, End of Period	$103.10	$81.06	$63.75	$83.64	$67.08
Total Return (Excludes Sales Charge)	38.21%	38.29%	(8.72)%	37.23%	1.16%
Ratios to Average Net Assets
Net Expenses	1.13%	1.13%	1.13%	1.13%	1.13%
Net Investment Income (Loss)	(0.93)%	(0.79)%	(0.67)%	(0.68)%	(0.64)%
Gross Expenses	1.15%	1.15%	1.15%	1.17%	1.21%
Supplemental Data
Net Assets, End of Period (000's)	$1,411,316	$1,131,648	$967,112	$1,081,427	$1,379,669
Portfolio Turnover(b)	72%	100%	86%	107%	91%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co. or Oppenheimer & Co. Inc. platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or in the SAI.
Front-End Sales Charge Waivers on Class A Shares available at Merrill Lynch
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
◼
Shares purchased through a Merrill Lynch affiliated investment advisory program
◼
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
◼
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
◼
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales load discounts and waivers
◼
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
◼
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on A and C Shares available at Merrill Lynch
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
◼
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
◼
Shares acquired through a right of reinstatement
◼
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
◼
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Ameriprise Financial
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Ameriprise Financial
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
◼
Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)
◼
Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)
◼
Shares exchanged from Class C shares of the same fund in the month of or following the 10-year

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges
◼
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members
◼
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a right of reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Shares acquired through a right of reinstatement
◼
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 701/2 as described in the fund’s Prospectus.
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a right of reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Edward D. Jones & Co (”Edward Jones“)
Effective on or after May 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Fund’s Prospectus or statement of additional information (”SAI“) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints - Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
◼
Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Sales Charge Waivers - Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
Death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
A 529 account held on an Edward Jones platform
◼
An account with an active systematic investment plan or LOI
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

P.O. Box 182593

Columbus, OH 43218-2593
Statement of Additional Information (SAI): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-Annual Reports: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about a Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
By mail:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You also can get information about a Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC's Edgar database at http://www.sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
On the Internet:
EDGAR database at sec.gov or by email request at
publicinfo@sec.gov
Investment Company Act File Number 811-4852
VF-RS-GF-PRO (05/21)

May 1, 2021
Prospectus
Victory RS Mid Cap Growth Fund
Member Class
RMOMX
Victory RS Small Cap Equity Fund
Member Class
RSMMX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds’ shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
www.vcm.com
800-235-8396

RS Mid Cap Growth Fund Summary
Investment Objective
The Victory RS Mid Cap Growth Fund (the “Fund”) seeks to provide long-term capital growth.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay, directly or indirectly, to invest in the Fund. The annual fund operating expenses for the Fund are based on expenses incurred during the Fund's most recently completed fiscal year.
Shareholder Fees
(fees paid directly from your investment)
Member Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	3.12%
Total Annual Fund Operating Expenses	3.97%
Fee Waiver/Expense Reimbursement	(2.92)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.05%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.05% of the Fund’s Member Class shares through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Member Class	$107	$941	$1,792	$3,998
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs , resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not
1

RS Mid Cap Growth Fund Summary
reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in securities of companies considered by the Adviser to be (at the time of purchase) mid-capitalization companies. The Fund principally invests in equity securities. The Fund typically invests in equity securities of U.S. companies but will also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
A company is considered to be a mid-capitalization company if it has a market capitalization of between $1 billion and 120% of the market capitalization of the largest company included in the Russell Midcap® Index (“Index”) (currently, approximately $63.6 billion, based on the size of the largest company in the Index on March 31, 2021). The size of companies in the Index changes with market conditions and the composition of the Index.
The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. Valuation is an integral part of the investment process and purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on its proprietary earnings calculations.
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.
The Adviser may from time to time generate portfolio turnover in excess of 100%.
Principal Risks
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
2

RS Mid Cap Growth Fund Summary
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Information Technology Risk — Information Technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.The information presented is for that of the Fund’s Class Y shares (which are not offered by this prospectus). The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the average annual total returns of the Fund’s Class Y shares over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.
3

RS Mid Cap Growth Fund Summary
While no information is shown for the Member Class shares (because they do not yet have a full calendar year of performance), annual returns for Member Class shares would have been substantially similar to those shown here. Member Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance information for the Fund’s Class Y shares prior to July 30, 2016 reflects the historical performance of the Class Y shares of the RS Mid Cap Growth Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
Calendar Year Returns for Class Y Shares
(The annual return in the bar chart is for the Fund’s Class Y shares.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	30.91%	June 30, 2020
Lowest Quarter	-19.77%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS Y Before Taxes	34.84%	15.46%	14.12%
CLASS Y After Taxes on Distributions	33.61%	13.74%	13.26%
CLASS Y After Taxes on Distributions and Sale of Fund Shares	21.48%	11.55%	11.45%
Index
Russell Midcap® Growth Index reflects no deduction for fees, expenses or taxes.	35.59%	18.66%	15.04%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
4

RS Mid Cap Growth Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
D. Scott Tracy, CFA	Chief Investment Officer	Since 2008
Stephen J. Bishop	Portfolio Manager	Since 2008
Melissa Chadwick-Dunn	Portfolio Manager	Since 2008
Christopher W. Clark, CFA	Portfolio Manager	Since 2014
Paul Leung, CFA	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Member Class
Minimum Initial Investment	$3,000
Minimum Subsequent Investments	$50
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
5

RS Small Cap Equity Fund Summary
Investment Objective
The Victory RS Small Cap Equity Fund (the “Fund”) seeks to provide long-term capital growth.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay, directly or indirectly, to invest in the Fund. The annual fund operating expenses for the Fund are based on expenses incurred during the Fund's most recently completed fiscal year.
Shareholder Fees
(fees paid directly from your investment)
Member Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	3.16%
Total Annual Fund Operating Expenses	3.91%
Fee Waiver/Expense Reimbursement	(2.76)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.15%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.15% of the Fund’s Member Class shares through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Member Class	$117	$938	$1,777	$3,956
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs , resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not
6

RS Small Cap Equity Fund Summary
reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 157% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund typically invests in equity securities of U.S. companies but may also invest any portion of its assets in foreign securities, including depositary receipts such as American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs).
The Adviser currently considers a company to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index (“Index”) (currently, approximately $21.9 billion, based on the size of the largest company in the Index on March 31, 2021), whichever is greater. The size of companies in the Index changes with market conditions and the composition of the Index.
The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that the Adviser believes will produce sustainable earnings growth over a multi-year horizon. Investment candidates typically exhibit some or all of the following key criteria: strong organic revenue growth, expanding margins and profitability, innovative products or services, defensible competitive advantages, growing market share, and experienced management teams. The Adviser seeks to categorize each potential investment based on its view of a company’s stage of development on a spectrum that identifies companies as promising, developing, or proven. Valuation is an integral part of the growth investment process. Purchase decisions are based on the Adviser’s expectation of the potential reward relative to risk of each security based in part on the Adviser’s proprietary earnings calculations.
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
As a result of the Adviser’s investment process, the Fund’s investments may be focused in one or more economic sectors from time to time, including the information technology sector.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
7

RS Small Cap Equity Fund Summary
Small-Capitalization Stock Risk — Small-size capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Limited Portfolio Risk — To the extent the Fund invests its assets in a more limited number of issuers than many other mutual funds, a decline in the market value of a particular security may affect the Fund's value more than if the Fund invested in a larger number of issuers.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, listed below are some of the risks associated with investments in the sectors in which the Fund has made significant investments as of the date of this Prospectus. Market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s investments and could make the Fund’s performance more volatile.
◼
Information Technology Risk — Information Technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund’s performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
8

RS Small Cap Equity Fund Summary
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.The information presented is for that of the Fund’s Class Y shares (which are not offered by this prospectus). The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the average annual total returns of the Fund’s Class Y shares over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.
While no information is shown for the Member Class shares (because they do not yet have a full calendar year of performance), annual returns for Member Class shares would have been substantially similar to those shown here. Member Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance information for the Fund’s Class Y shares prior to July 30, 2016 reflects the historical performance of the Class Y shares of the RS Small Cap Equity Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
Calendar Year Returns for Class Y Shares
(The annual return in the bar chart is for the Fund’s Class Y shares.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	35.62%	June 30, 2020
Lowest Quarter	-24.21%	March 31, 2020
9

RS Small Cap Equity Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS Y Before Taxes	38.24%	19.75%	16.47%
CLASS Y After Taxes on Distributions	32.28%	16.43%	12.99%
CLASS Y After Taxes on Distributions and Sale of Fund Shares	26.65%	15.29%	12.61%
Index
Russell 2000® Growth Index reflects no deduction for fees, expenses or taxes.	34.63%	16.36%	13.48%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
D. Scott Tracy, CFA	Chief Investment Officer	Since 2009
Stephen J. Bishop	Portfolio Manager	Since 2009
Melissa Chadwick-Dunn	Portfolio Manager	Since 2009
Christopher W. Clark, CFA	Portfolio Manager	Since 2014
Paul Leung, CFA	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
The RS Small Cap Equity Fund is currently offered (by purchase or exchange) only to existing shareholders, employees of the Adviser and its affiliates and their family members, and to current and former Trustees of the Trust and their family members. The Victory Funds may impose additional limitations on the purchase of shares at any time in its discretion, and may waive or eliminate any limitation at any time without notice. Contact the Victory Funds for more information.
Investment Minimums	Member Class
Minimum Initial Investment	$3,000
Minimum Subsequent Investments	$50
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
10

RS Small Cap Equity Fund Summary
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
11

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
Each Fund is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
The following section describes additional information about the principal investment strategy the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The SAI includes more information about the Funds, their investments, and the related risks. Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. This may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective and increase a Fund's expenses.
Each Fund’s investment objective and policy to invest at least 80% of its assets in the type of securities suggested by the Fund's name is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders. For purposes of a Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, but exclusive of any collateral held from securities lending.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-235-8396 or please visit VictoryFunds.com.
12

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds (“ETFs”) that invest in foreign corporations.
The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds‘ principal investment strategies. Additional securities and techniques are described in the Funds‘ SAI.
Investment Companies
A Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities, letters of credit, and certificates of deposit.
13

Risk Factors

The following provides additional information about the Funds‘ principal risks and supplements those risks discussed in each Fund's Fund Summary section of this Prospectus.
By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.

	Mid Cap Growth	Small Cap Equity
Equity Risk	X	X
Foreign Securities Risk	X	X
IPO Risk		X
Investment Style Risk	X	X
Limited Portfolio Risk		X
Liquidity Risk		X
Management Risk	X	X
Portfolio Turnover Risk	X
Sector Focus Risk	X	X
Smaller-Company Stock Risk	X	X
Stock Market Risk	X	X
Equity Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks may fluctuate, sometimes rapidly or unpredictably. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities.
Foreign Securities Risk
◼
Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Investments in depositary receipts (such as ADRs and GDRs) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.
◼
Political Risk — Foreign securities markets may be more volatile than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts.
14

Risk Factors

Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
◼
Liquidity Risk — Securities that trade less frequently or with lower trade volume can be more difficult or more costly to buy or sell than more liquid or active investments. Liquidity risk is a factor of the trading volume of a particular investment, as well as the size and liquidity of the entire local market. On the whole, foreign exchanges are smaller and less liquid than U.S. exchanges. See also Liquidity Risk.
◼
Currency Risk — Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may erode or reverse any gains produced by investments denominated in foreign currencies and may widen any losses.
◼
Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the U.S.
IPO Risk — Investments in IPOs may result in increased transaction costs and expenses and the realization of short-term capital gains and distributions. In addition, in the period immediately following an IPO, investments may be subject to more extreme price volatility than that of other equity investments. A Fund may lose all or part of its investment if the companies making their IPOs fail and their product lines fail to achieve an adequate level of market recognition or acceptance. IPOs may not be available to a Fund at all times, and a Fund may not always invest in IPOs offered to it. Investments in IPOs may have a substantial beneficial effect on a Fund’s investment performance. A Fund's investment return earned during a period of substantial investment in IPOs may not be sustained during other periods when the Fund makes more limited, or no, investments in IPOs.
Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.
Limited Portfolio Risk — A Fund may hold a smaller number of portfolio securities than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, the Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as the Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid
15

Risk Factors

security at any time will accurately reflect the price the Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Portfolio Turnover Risk — Portfolio turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, dealer mark-ups and bid/asked spreads and transaction costs on the sale of securities and reinvestment in other securities. Such costs are not reflected in the Funds' Total Annual Fund Operating Expenses set forth under “Fees and Expenses” but do have the effect of reducing a Fund's investment return. Such sales may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.
Sector Focus Risk — While the Fund reserves the right to dynamically allocate its assets across economic sectors, the Fund may make significant investments in one or more sectors, each of which entails associated risks. Additionally, the Fund’s performance may be more volatile when the Fund’s investments are focused in a particular sector. Since benchmark sector weights influence the Fund’s sector exposure, the Fund may tend to be more heavily weighted in companies in those sectors included in the benchmark.
◼
Consumer Discretionary Risk — Companies in the consumer discretionary sector are subject to the performance of the overall international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.
◼
Energy Risk — Energy companies develop and produce oil, gas and consumable fuels and provide drilling and other energy resources production and distribution related services. Stock prices for these types of companies are affected by supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, including natural disasters or terrorist attacks, would adversely impact the Fund’s performance.
◼
Financials Risk — A Fund’s investments in companies within the financials sector means that market or economic factors impacting that sector could have a significant effect on the value of a Fund’s investments and could make a Fund’s performance more volatile. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an
16

Risk Factors

adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
◼
Healthcare Risk — To the extent the Fund focuses on the healthcare sector, the Fund may be more susceptible to the particular risks that may affect companies in the healthcare sector than if it were invested in a wider variety of companies in unrelated sectors. The profitability of companies in the healthcare sector may be adversely affected by the following factors, among others: extensive government regulations, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, changes in the demand for medical products and services, a limited number of products, industry innovation, changes in technologies and other market developments. A number of issuers in the healthcare sector have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far-reaching. Many healthcare companies are heavily dependent on patent protection. The expiration of a company’s patents may adversely affect that company’s profitability. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, and such efforts ultimately may be unsuccessful. Companies in the healthcare sector may be thinly capitalized and may be susceptible to product obsolescence. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
◼
Information Technology Risk — Information technology companies tend to significantly rely on technological events or advances in their product development, production or operations and are particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.
◼
Producer Durables Risk — Many companies in the producer durables sector convert unfinished goods into finished durables used to manufacture other goods or provide services, including electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include intense competition, consolidation, domestic and international politics, excess capacity, consumer demand and spending trends and the general state of the economy. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.
Smaller-Company Stock Risk — Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not
17

Risk Factors

have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be often more difficult to purchase and sell.
Stock Market Risk — Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for a Fund's portfolio.
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Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
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Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for
18

Risk Factors

a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds‘ SAI.
Investment Company Risk— The Fund’s ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, a Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or a Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
19

Impact on Returns Example

The following example is intended to help you assess the impact of the operating expenses of the Fund on the Fund’s potential returns. The example assumes that you invest $10,000 in the Fund for a 10-year period, and that your investment earns a 5% return each year. The example reflects the impact of sales loads and the impact of any fee waiver/expense reimbursement agreement in place for the Fund through its expiration date, as detailed in the Annual Fund Operating Expenses table of the Fund. Your actual costs may be higher or lower.
Based on these assumptions, the following table shows, for each year and cumulatively for all 10 years (1) the fees and the costs (the “Expenses”) associated with your investment and (2) the difference (the “Impact on Return”) between your return if the Fund had not incurred the Expenses and your return after giving effect to the Expenses.
Example of the Impact of Annual Fund Operating Expenses on Fund Returns (based on a $10,000 investment and a 5% annual return)
	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10	Cumulative 10-Year
Victory RS Mid Cap Growth Fund
Member Class Shares
Expenses	$107	$415	$419	$423	$428	$432	$437	$441	$446	$450	$3,998
Impact on Return	$105	$418	$443	$470	$497	$527	$557	$590	$624	$659	$4,890
20

Organization and Management of the Funds

The Funds' Board of Trustees has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of March 31, 2021, the Adviser managed and advised assets totaling in excess of $154.3 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Funds.
Advisory fees to be paid annually, before waivers, will be equal to the following:
Fund	Advisory Fee
Victory RS Mid Cap Growth Fund	0.85%
Victory RS Small Cap Equity Fund	0.75%
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in each Fund’s annual report for the period ended December 31.
Portfolio Management
Stephen J. Bishop has been a member of the RS Growth team since 1996 and has been with the Adviser since 2016. Mr. Bishop has been a co-portfolio manager and analyst of Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, Victory RS Small Cap Equity Fund (including its predecessor fund) since 2009. From 1996 to 2016, Mr. Bishop was a research analyst primarily covering the technology sector with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Prior to joining RS Investments, he worked as an analyst in the corporate finance department of Dean Witter Reynolds, Inc., for two years.
Melissa Chadwick-Dunn has been a member of the RS Growth team since 2001. She has been a co-portfolio manager and analyst of Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008 and Victory RS Small Cap Equity Fund (including its predecessor fund) since 2009. From 2001 to 2016, she was an investment professional with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, she was an equity analyst at Putnam Investments for two years, covering international small-cap stocks. Prior to that, she spent four years in investment banking, working on corporate finance and mergers-and-acquisition transactions for Lehman Brothers and McDaniels S.A.
Christopher W. Clark has been a co-portfolio manager of Victory RS Mid Cap Growth Fund and Victory RS Small Cap Equity Fund (including their predecessor funds) since 2014. From 2007 to 2016, he was an analyst with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a research associate at TIAA-CREF for three years,
21

Organization and Management of the Funds

where he focused on global portfolio management and the health care sector. Prior to that, he was a research assistant at Dresdner RCM Global Investors for three years. Mr. Clark is a CFA charterholder.
Paul Leung has been a co-portfolio manager of Victory RS Mid Cap Growth Fund and Victory RS Small Cap Equity Fund since May 2018. Mr Leung has been an analyst with the RS Growth team since 2012. Mr. Leung joined the Adviser in 2016 in connection with the Adviser’s acquisition of RS Investments. Prior to that, he worked as a senior investment analyst at Ashfield Capital Partners where he focused on the technology sector. Previously, he held research and financial analyst positions at Sterling Johnston Capital Management, from 2002 to 2010, and Citigroup, from 1999 to 2001. Mr. Leung is a CFA charterholder.
D. Scott Tracy is the Chief Investment Officer of the RS Growth team and has been a co-portfolio manager and analyst of Victory RS Mid Cap Growth Fund (including its predecessor fund) since 2008, and Victory RS Small Cap Equity Fund (including its predecessor fund) since 2009. From 2001 to 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he spent three years at Shoreline Investment Management, the in-house asset management arm of Hewlett-Packard, where his research focus included technology and industrial companies. He has also served as an equity analyst at Montgomery Securities. Mr. Tracy is a CFA charterholder.
The Funds‘ SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Funds.
22

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. The following sections describe how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund.
Only Member Class shares are offered in this Prospectus. Member Class shares are available for purchase only by eligible shareholders. The Funds offer other share classes in different prospectuses.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-235-8396. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other intermediaries may charge fees for their services.

23

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Victory Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.
To the extent a Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, a Fund will price its investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
You may be able to find a Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find a Fund's NAV by calling 800-235-8396 or by visiting the Funds‘ website at VictoryFunds.com.
24

Investing in Member Class Shares

This Prospectus offers Member Class shares of the Funds. The Funds offer other classes of shares in a separate prospectus.
When you purchase shares of a Fund, you must choose a share class. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
Any Fund or share class may be closed at any time for failure to achieve an economical level of assets or for other reasons.
MEMBER CLASS SHARES
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No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Member Class shares are only available to certain investors.
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Member Class shares do not pay any ongoing distribution and/or service (12b-1) fees.
Eligibility Requirements to Purchase Member Class Shares
Member Class shares may only be purchased by USAA members or individuals investing directly with Victory or a Victory sponsored product or by agreement.
Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
25

Information About Fees

Member Class shares are primarily intended for purchase directly from the Victory Funds. In the event you purchase the Fund or hold your shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.”
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
26

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-235-8396. You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Member Class shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There is a $3,000 minimum investment amount required for Member Class shares beyond those set forth in the Eligibility Requirements to Purchase.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
27

How to Buy Shares

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
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By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
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By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-235-8396 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
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By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
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Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
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By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
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By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-235-8396 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
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By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
28

How to Buy Shares

Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182903 Columbus, OH 43218-2903
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-235-8396
BY WIRE	Call 800-235-8396 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-235-8396
ON THE INTERNET	www.VictoryFunds.com
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Retirement Plans
You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.
29

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-235-8396 or by visiting VictoryFunds.com
The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
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Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
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To exchange with a Victory Fund, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
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Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds‘ share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
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By Telephone
Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
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By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
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Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
30

How to Exchange Shares

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
31

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-235-8396. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
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Mail a check to the address of record;
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Wire funds to a previously designated domestic financial institution;
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Mail a check to a previously designated alternate address; or
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Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
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Your account registration has changed within the last 15 business days;
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The check is not being mailed to the address on your account;
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The check is not being made payable to the owner of the account;
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The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
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The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.
32

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
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Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
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We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
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A Fund may suspend your right to redeem your shares in the following circumstances:
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During non-routine closings of the NYSE;
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When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
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When the SEC orders a suspension to protect the Fund’s shareholders.
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A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
33

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. Each Fund passes its earnings along to investors in the form of dividends. Dividends paid by a Fund represent the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, each Fund declares and pays dividends annually. However, a Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-235-8396.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
34

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
Each Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable as long-term capital gains.
◼
You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
◼
An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
◼
Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from each Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
A Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may
35

Distributions and Taxes

apply to dividends paid by a Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
◼
The Funds may provide estimated capital gain distribution information through the website at VictoryFunds.com.
36

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the MSG, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
37

Important Fund Policies

The Funds‘ Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds‘ market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds‘ portfolio securities is available in the Funds‘ SAI, which is available upon request and on the Funds‘ website at VictoryFunds.com.
38

Important Fund Policies

Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-235-8396, and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.
39

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented for Class Y and Member Class shares of the Funds  for the fiscal periods ended on or after December 31, 2019 has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' annual report. The information for all years prior to December 31, 2019 has been audited by a different independent registered public accounting firm. The Funds' annual and semi-annual reports are available by calling the Victory Funds at 800-235-8396 and at www.VictoryFunds.com.
40

RS Mid Cap Growth Fund
	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$26.61	$20.73	$26.54	$21.90	$20.79
Investment Activities
Net Investment Income (Loss)(a)	(0.14)	(0.11)	(0.08)	(0.04)	(0.02)
Net Realized and Unrealized Gains (Losses) on Investments	9.38	5.99	(1.85)	4.68	1.13
Total from Investment Activities	9.24	5.88	(1.93)	4.64	1.11
Distributions to Shareholders From
Net Realized Gains from Investments	(1.35)	—	(1.17)	—	—
Return of Capital	—	—	(2.71)	—	—
Total Distributions	(1.35)	—	(3.88)	—	—
Net Asset Value, End of Period	$34.50	$26.61	$20.73	$26.54	$21.90
Total Return (Excludes Sales Charge)	34.84%	28.36%	(7.15)%	21.19%	5.34%
Ratios to Average Net Assets
Net Expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net Investment Income (Loss)	(0.50)%	(0.43)%	(0.27)%	(0.18)%	(0.10)%
Gross Expenses	1.10%	1.10%	1.05%	1.06%	1.05%
Supplemental Data
Net Assets, End of Period (000's)	$466,342	$395,586	$243,009	$310,050	$168,936
Portfolio Turnover(b)	92%	86%	126%	86%	138%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
41

RS Mid Cap Growth Fund (Continued)

Member Class
11/3/20(a) through 12/31/20
Net Asset Value, Beginning of Period	$29.16
Investment Activities
Net Investment Income (Loss)(b)	(0.04)
Net Realized and Unrealized Gains (Losses) on Investments	5.23
Total from Investment Activities	5.19
Distributions to Shareholders From
Net Realized Gains from Investments	(1.35)
Total Distributions	(1.35)
Net Asset Value, End of Period	$33.00
Total Return (Excludes Sales Charge)(c)	17.94%
Ratios to Average Net Assets
Net Expenses(d)	1.05%
Net Investment Income (Loss)(d)	(0.71)%
Gross Expenses(d)	31.23%
Supplemental Data
Net Assets, End of Period (000's)	$109
Portfolio Turnover(c)(e)	92%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
42

RS Small Cap Equity Fund
	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$16.52	$13.29	$19.20	$14.62	$14.39
Investment Activities
Net Investment Income (Loss)(a)	(0.16)	(0.13)	(0.14)	(0.14)	(0.08)
Net Realized and Unrealized Gains (Losses) on Investments	6.36	5.24	(1.49)	5.66	0.30
Total from Investment Activities	6.20	5.11	(1.63)	5.52	0.22
Distributions to Shareholders From
Net Realized Gains from Investments	(4.01)	(1.88)	(4.28)	(0.94)	—
Total Distributions	(4.01)	(1.88)	(4.28)	(0.94)	—
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.01
Net Asset Value, End of Period	$18.71	$16.52	$13.29	$19.20	$14.62
Total Return (Excludes Sales Charge)	38.24%	38.69%	(8.23)%	37.78%	1.60%(b)
Ratios to Average Net Assets
Net Expenses	1.10%	1.10%	1.10%	1.10%	1.10%
Net Investment Income (Loss)	(0.95)%	(0.77)%	(0.69)%	(0.78)%	(0.64)%
Gross Expenses	1.58%	1.43%	1.68%	1.34%	1.24%
Supplemental Data
Net Assets, End of Period (000's)	$4,449	$3,275	$2,750	$6,398	$1,834
Portfolio Turnover(c)	157%	89%	77%	79%	86%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.05% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
43

RS Small Cap Equity Fund (Continued)

Member Class
11/3/20(a) through 12/31/20
Net Asset Value, Beginning of Period	$17.72
Investment Activities
Net Investment Income (Loss)(b)	(0.04)
Net Realized and Unrealized Gains (Losses) on Investments	4.37
Total from Investment Activities	4.33
Distributions to Shareholders From
Net Realized Gains from Investments	(4.01)
Total Distributions	(4.01)
Net Asset Value, End of Period	$18.04
Total Return (Excludes Sales Charge)(c)	25.09%
Ratios to Average Net Assets
Net Expenses(d)	1.15%
Net Investment Income (Loss)(d)	(1.14)%
Gross Expenses (d)	23.73%
Supplemental Data
Net Assets, End of Period (000's)	$218
Portfolio Turnover(c)(e)	157%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
44

P.O. Box 182903

Columbus, OH 43218-2903
Statement of Additional Information (SAI): The SAI contains more information about the Funds‘ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-Annual Reports: Annual and semi-annual reports contain more information about the Funds‘ investments and the market conditions and investment strategies that significantly affected the Funds‘ performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about a Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-235-8396
By mail:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You also can get information about a Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC's Edgar database at http://www.sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
On the Internet:
EDGAR database at sec.gov or by email request at
publicinfo@sec.gov
Investment Company Act File Number 811-4852
VF-RS-GS-MEM-PRO (05/21)

May 1, 2021
Prospectus
Victory RS Global Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSGGX	RGGCX	—	RGGKX	RGGRX	RGGYX
Victory RS International Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
GUBGX	RIGCX	—	RIGKX	RSIRX	RSIGX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds’ shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
www.vcm.com
800-539-FUND (800-539-3863)

RS Global Fund Summary
Investment Objective
The Victory RS Global Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 21 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.35%	0.73%	0.63%	0.36%	0.30%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.42%	2.55%	1.95%	1.18%	1.12%
Fee Waiver/Expense Reimbursement[3]	(0.55)%	(0.93)%	(0.83)%	(0.61)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.87%	1.62%	1.12%	0.57%	0.62%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.85%, 1.60%, 1.10%, 0.55% and 0.60% of the Fund’s Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
1

RS Global Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$659	$947	$1,257	$2,134
Class C	$265	$705	$1,272	$2,816
Class R	$114	$532	$975	$2,208
Class R6	$58	$314	$590	$1,378
Class Y	$63	$306	$569	$1,318
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$165	$705	$1,272	$2,816
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks, preferred stocks, and other securities convertible into common or preferred stock of publicly traded companies wherever they may be in the world. The Fund invests in companies of any size. The Fund expects that substantially all of the securities held by the Fund will be listed on at least one securities exchange.
Under normal circumstances, the Fund will invest in companies located in at least three different countries including the United States. The Fund will normally invest 40% or more of its total assets in securities of non-U.S. companies. The Fund can invest any portion of its assets in companies located in emerging markets.
The Adviser employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The Adviser seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, attractive valuations, and that enjoy favorable market sentiment. The Adviser monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
2

RS Global Fund Summary
The Fund will not typically seek to hedge its foreign currency exposure (arising from investments denominated in foreign currencies) relative to the U.S. dollar, although the Fund may engage in foreign currency exchange contracts to take advantage of changes in currency exchange rates anticipated by the Fund’s investment team.
The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles. The Fund may invest in companies of any size.
As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also
3

RS Global Fund Summary
refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Smaller-Capitalization Stock Risk — Small-and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Large-Capitalization Stock Risk — The securities of large-capitalization companies may underperform the securities of smaller-capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Global Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The predecessor fund’s investment strategy and investment team changed on July 1, 2013. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
Class R performance information that is published below and in other materials, including the Fund’s website, that includes performance for periods after August 15, 2016, reflects capital contributions by the Adviser in the form of expense reimbursements that were made at a time when the total assets of Class R were small due to a large shareholder redemption. Without taking into consideration the effect of these expense reimbursements, Class R performance for the same periods would have been lower.
4

RS Global Fund Summary
Performance would be similar, exclusive of any class-specific differences in fees and expenses, to the performance of the Fund’s other share classes, which more accurately reflect the Fund’s performance during such periods. The impact of the expense reimbursements on performance in future periods will vary due to fluctuations in Class R total assets and the amount of any reimbursements.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	18.17%	June 30, 2020
Lowest Quarter	-18.91%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years (or Life of Class)	Life of Fund[1]
CLASS A Before Taxes	10.25%	12.53%	10.51%
CLASS A After Taxes on Distributions	10.08%	11.06%	8.96%
CLASS A After Taxes on Distributions and Sale of Fund Shares	6.19%	9.47%	7.93%
CLASS C Before Taxes	15.06%	13.02%	10.36%
CLASS R Before Taxes	16.70%	18.33%	13.23%
CLASS R6 Before Taxes	17.27%	18.04%	N/A
CLASS Y Before Taxes	17.27%	14.18%	11.53%
Index
MSCI All Country World Index reflects no deduction for fees, expenses or taxes.	16.25%	12.26%	8.98%
1
Inception date of Class A, Class C, Class R and Class Y is May 16, 2011. Inception date of Class R6 is May 2, 2019.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
5

RS Global Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
U-Wen Kok, CFA	Chief Investment Officer	Since 2013
Adam Mezan, CFA	Equity Analyst	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	None	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
6

RS International Fund Summary
Investment Objective
The Victory RS International Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 21 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.42%	1.27%	0.94%	0.13%	0.29%
Total Annual Fund Operating Expenses	1.47%	3.07%	2.24%	0.93%	1.09%
Fee Waiver/Expense Reimbursement[3]	(0.34)%	(1.19)%	(0.86)%	(0.10)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.13%	1.88%	1.38%	0.83%	0.88%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.13%, 1.88%, 1.38%, 0.83% and 0.88% of the Fund’s Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
7

RS International Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$684	$982	$1,301	$2,204
Class C	$291	$836	$1,507	$3,300
Class R	$140	$618	$1,121	$2,508
Class R6	$85	$286	$505	$1,134
Class Y	$90	$326	$581	$1,310
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$191	$836	$1,507	$3,300
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of the value of the Fund’s net assets in common stocks and convertible securities issued by companies (1) organized, domiciled, or with a principal office outside of the United States, (2) the securities of which primarily trade in a market located outside of the United States, or (3) that do a substantial amount of business outside of the United States, which the Adviser considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States.
The Fund does not usually focus its investments in a particular industry or country. A significant part of the Fund’s assets will normally be divided among continental Europe, the United Kingdom, Japan, and Asia/Pacific region (including Australia and New Zealand). However, there are no limitations on how much money the Fund can invest in any one country. The Fund may invest up to 20% (measured at the time of purchase) of its total assets in countries in emerging markets when the Adviser believes it would be appropriate to do so.
The Adviser employs both fundamental analysis and a data-driven approach in seeking to identify companies across the market capitalization spectrum that it believes can sustain long-term growth. Valuation is also an integral part of the investment process. The Adviser seeks to identify companies that it believes possess strong earnings quality, operational efficiency, sound management, favorable growth characteristics, and attractive valuations, and that enjoy favorable market sentiment. The Adviser monitors macroeconomic and political trends, as well as risk exposures, as part of the overall investment process.
8

RS International Fund Summary
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles. The Fund may invest in companies of any size.
As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Smaller-Capitalization Stock Risk — Small-and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
9

RS International Fund Summary
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Large-Capitalization Stock Risk — The securities of large-capitalization companies may underperform the securities of smaller-capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS International Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The predecessor fund’s investment strategy and investment team changed on July 1, 2013. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
10

RS International Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	16.55%	June 30, 2020
Lowest Quarter	-23.36%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years (or Life of Class)	10 Years
CLASS A Before Taxes	-0.53%	6.77%	4.50%
CLASS A After Taxes on Distributions	-0.65%	6.52%	1.71%
CLASS A After Taxes on Distributions and Sale of Fund Shares	0.03%	5.34%	2.17%
CLASS C Before Taxes	3.76%	7.25%	4.24%
CLASS R Before Taxes	5.21%	7.72%	4.71%
CLASS Y Before Taxes	5.80%	8.31%	5.43%
CLASS R6 Before Taxes	5.90%	7.92%[1]	N/A
Index
MSCI EAFE Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	7.82%	7.45%	5.51%
1
Inception date of Class R6 is May 2, 2019.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
11

RS International Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
U-Wen Kok, CFA	Chief Investment Officer	Since 2013
Adam Mezan, CFA	Equity Analyst	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	None	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
12

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
The Victory RS Global Fund and Victory RS International Fund are each managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
The following section describes additional information about the principal investment strategy the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The SAI includes more information about the Funds, their investments, and the related risks. Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective and increase a Fund's expenses.Each Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.
13

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds (“ETFs”) that invest in foreign corporations.
Convertible Preferred Stock
A class of stock that pays dividends at a specified rate, has preference over common stock in the payment of dividends and the liquidation of assets, and is convertible into common stock.
The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.
Forward Foreign-Currency Exchange Contracts
Contracts that attempt to eliminate currency exposure between the time of a securities transaction and settlement of that transaction. A forward foreign currency contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date.
Investment Companies
A Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities, letters of credit, and certificates of deposit.
14

Risk Factors

The following provides additional information about the Funds' principal risks and supplements those risks discussed in each Fund's Fund Summary section of this Prospectus.
By matching your investment objective with an acceptable level of risk, you can create your own customized investment plan.
Currency Risk — Since foreign securities often are denominated and traded in foreign currencies, the value of a Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding or other taxes, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, a Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions (such as foreign currency forwards or futures contracts, and foreign currency options). The use of foreign-currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.
If a Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and potentially the Fund’s income available for distribution. The values of foreign currencies relative to the U.S. dollar fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund; the imposition of currency controls; and political and regulatory developments in the United States or abroad. Officials in foreign countries may from time to time take actions in respect of their currencies which could adversely affect the values of a Fund’s assets denominated in those currencies or the liquidity of such investments. Foreign-currency values can decrease significantly both in the short term and over the long term in response to these and other developments.
Emerging Markets Risk — All of the risks associated with investing in foreign securities are increased in connection with investments in securities associated with emerging markets. Generally, emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable. These countries are more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. The risks of investing in these markets also include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, and the nationalization of foreign deposits or assets. In addition, countries in emerging markets are more likely to experience instability in their markets due to social and political changes. Further, due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries, investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries. Consequently, emerging market securities may be subject to relatively more abrupt and severe price declines.
Equity Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks may fluctuate, sometimes rapidly or unpredictably. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other
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Risk Factors

obligations. A Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities.
Foreign Securities Risk
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Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Investments in depositary receipts (such as ADRs and GDRs) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.
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Political Risk — Foreign securities markets may be more volatile than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
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Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the U.S.
Large Capitalization Stock Risk — Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small and medium capitalization companies) when stocks of large capitalization companies are out of favor.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, the Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as the Fund is attempting to liquidate such security, causing increased supply in the market
16

Risk Factors

and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Portfolio Turnover Risk — Portfolio turnover generally involves a number of direct and indirect costs and expenses to a Fund, including, for example, dealer mark-ups and bid/asked spreads and transaction costs on the sale of securities and reinvestment in other securities. Such costs are not reflected in the Funds' Total Annual Fund Operating Expenses set forth under “Fees and Expenses” but do have the effect of reducing a Fund's investment return. Such sales may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.
Smaller-Company Stock Risk — Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be often more difficult to purchase and sell.
Stock Market Risk — Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into
17

Risk Factors

companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for a Fund's portfolio.
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Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
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Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Forward Foreign-Currency Exchange Contracts Risk — A forward foreign-currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for a specified amount of a foreign currency on a specific date in the future. The outcome of this transaction depends on changes in the relative values of the currencies subject to the transaction, the ability of the adviser to predict how the U.S. dollar will fare against the foreign currency, and the ability of a Fund’s counterparty to perform its obligation. The Funds may use these contracts to facilitate the settlement of portfolio transactions or to try to manage the risk of changes in currency exchange rates.
Investment Company Risk— The Fund’s ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the
18

Risk Factors

collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, a Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or a Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
19

Organization and Management of the Funds

The Funds' Board of Trustees has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of March 31, 2021, the Adviser managed and advised assets totaling in excess of $154.3 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. RS Investments, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Funds.
For the fiscal year ended December 31, 2020, the Adviser was paid advisory fees, before waivers, at an annual rate equal to 0.80% of the average daily net assets of each of the Victory RS International Fund and the Victory RS Global Fund.
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in each Fund’s annual report for the period ended December 31.
Portfolio Management
U-Wen Kok is the Chief Investment Officer of the RS Developed Markets team and has been the portfolio manager of Victory RS Global Fund and Victory RS International Fund (including their predecessor funds) since 2013. From 2013 to 2016, she with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, Ms. Kok was a portfolio manager at RBC Global Asset Management for its North American and Global equity products from January 2012 to October 2012. From August 2009 through May 2010, she provided portfolio management consulting services to BMO Asset Management. From 2001 to 2008, she was lead portfolio manager for two domestic active growth and value equity funds at Barclays Global Investors. For six years prior to that, Ms. Kok was a manager of Canadian quantitative active equity portfolios at the Ontario Teachers Pension Plan Board. Ms. Kok is a CFA charterholder.
Adam Mezan has been a member of the RS Developed Markets team since 2014 and has been an associate portfolio manager/analyst of the Victory RS Global Fund and Victory RS International Fund since May 2018. Prior to joining RS Investments in 2014, Mr. Mezan worked at Nomura Asset Management in London, covering global industrials and auto sectors. Previously, he worked at CIBC World Markets, performing fundamental research on North American business/ industrial services companies. Mr. Mezan holds a BA from Duke University and an MBA from the University of Chicago. Mr. Mezan is a CFA charterholder.
The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Funds.
20

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class it may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by a Fund. The classes of shares that are offered by a Fund are those listed on the cover page designated with a ticker symbol. A Fund may also offer other share classes in different prospectuses.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

21

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Victory Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.
To the extent a Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, a Fund will price its investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
You may be able to find a Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find a Fund's NAV by calling 800-539-FUND (800-539-3863) or by visiting the Funds' website at VictoryFunds.com.
22

Choosing a Share Class

CLASS A
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Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
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A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class A shares also pay ongoing distribution and/or service (12b-1) fees.
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Lower annual expenses than Class C or Class R shares.
CLASS C
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No front-end sales charge. All your money goes to work for you right away.
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A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class C shares also pay ongoing distribution and/or service (12b-1) fees.
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Higher annual expenses than all other classes of shares.
CLASS I
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No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class I shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
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No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class R shares pay ongoing distribution and/or service (12b-1) fees.
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Class R shares are only available to certain investors.
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Higher annual expenses than all classes except Class C shares.
CLASS R6
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No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class R6 shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares.
CLASS Y
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No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class Y shares are only available to certain investors.
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Typically lower annual expenses than Classes A, C and R shares.
23

Choosing a Share Class

Share Classes
When you purchase shares of a Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6 and Class Y shares. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
A Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Funds reserve the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.
24

Choosing a Share Class

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above[1]	0.00%	0.00%
1 A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.
There are a number of ways you can reduce your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21).
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Funds or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
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Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
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Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to
25

Choosing a Share Class

qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
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Right of Accumulation - You may add the value of any other Victory Funds of any share class that you already own (except money market funds and any assets held in group retirement plans), to the amount of your next Class A investment to determine if your additional investment will qualify for a sales charge breakpoint. The value of the other Victory Funds of any share class you already own (except money market funds and any assets held in group retirement plans) will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Victory Funds of any share class (except money market funds and any assets held in group retirement plans), (or those held by your spouse (including domestic partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
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Combination Privilege - You may combine the value in accounts of multiple Victory Funds of any share class (except money market funds and any assets held in group retirement plans) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
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Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of a Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
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Purchases of $1,000,000 or more;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
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Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Funds' distributor (“Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
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Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
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Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
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Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
26

Choosing a Share Class

◼
Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
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Investors that have an investment account with the Adviser;
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Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
◼
Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
CDSC for Class A Shares
A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
◼
To the extent that the shares redeemed:
◼
are no longer subject to the holding period for such shares;
27

Choosing a Share Class

◼
resulted from reinvestment of distributions; or
◼
were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
◼
Following the death or post-purchase disability of:
◼
a registered shareholder on an account; or
◼
a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
◼
Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
◼
required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
◼
tax free returns of excess contributions or returns of excess deferral amounts;
◼
distributions on the death or disability of the account holder;
◼
distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
◼
distributions as a result of separation of service;
◼
Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
◼
In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
◼
When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
◼
Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program;
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; and
◼
Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
28

Choosing a Share Class

Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; and
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
◼
Registered investment companies;
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Endowments and foundations; and
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds, who invest at least $2,500;
◼
Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
◼
Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
◼
Purchases by:
◼
investment advisory clients of the Adviser; or
◼
investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to
29

Choosing a Share Class

a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
30

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C and Class R shares of the Funds.
Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of of Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of of Class R shares. The fee is paid for general distribution services, for selling Class A and Class R shares of the Fund and, as applicable, for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Because Rule 12b-1 fees are paid out of a Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
31

Information About Fees

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.
32

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. Different intermediaries may impose different minimum investments. These variations are described in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.
For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
33

How to Buy Shares

The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
◼
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
◼
By Systematic Investment Plan
34

How to Buy Shares

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Retirement Plans
You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.
35

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND (800-539-3863) or by visiting
VictoryFunds.com

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
◼
To exchange with a Victory Fund, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.
Class C Share Conversion
Class C shares of the Fund will automatically convert to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds' share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
36

How to Exchange Shares

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
37

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
◼
Mail a check to the address of record;
◼
Wire funds to a previously designated domestic financial institution;
◼
Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.
38

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
A Fund may suspend your right to redeem your shares in the following circumstances:
◼
During non-routine closings of the NYSE;
◼
When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
◼
A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
39

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. Each Fund passes its earnings along to investors in the form of dividends. Dividends paid by a Fund represent the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, each Fund declares and pays dividends annually. However, a Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).
40

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
Each Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable as long-term capital gains.
◼
You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
◼
An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
◼
Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from each Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
A Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may
41

Distributions and Taxes

apply to dividends paid by a Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
◼
The Funds may provide estimated capital gain distribution information through the website at VictoryFunds.com.
Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the MSG, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
42

Important Fund Policies

	Notary Public	SVP	MSG
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
The Funds' Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
43

Important Fund Policies

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI, which is available upon request and on the Funds' website at VictoryFunds.com.
Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.
44

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented  for the fiscal periods ended on or after December 31, 2019 has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' annual report. The information for all years prior to December 31, 2019 has been audited by a different independent registered public accounting firm. The Funds' annual and semi-annual reports are available by calling the Victory Funds at 800-539-FUND (800-539-3863) and at www.VictoryFunds.com.
The financial highlights for each Fund reflect the historical financial highlights of its corresponding predecessor fund, a separate series of RS Investment Trust that was managed by RS Investment Management Co. LLC. Upon the completion of the reorganization of each predecessor fund with and into its respective Fund, which occurred on July 29, 2016, the Class A, C, R and Y shares of each Fund, as applicable, assumed the performance, financial and other historical information of the Class A, C, K and Y shares, respectively, of the corresponding predecessor fund.
45

RS Global Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$14.86	$11.53	$12.75	$11.16	$11.56
Investment Activities
Net Investment Income (Loss)(a)	0.18	0.21	0.20	0.15	0.13
Net Realized and Unrealized Gains (Losses) on Investments	2.35	3.29	(0.90)	2.53	0.65
Total from Investment Activities	2.53	3.50	(0.70)	2.68	0.78
Distributions to Shareholders From
Net Investment Income	(0.11)	(0.16)	(0.16)	—	(0.03)
Net Realized Gains from Investments	(0.01)	(0.01)	(0.36)	(1.00)	(1.15)
Return of Capital	—	—	—	(0.09)	—
Total Distributions	(0.12)	(0.17)	(0.52)	(1.09)	(1.18)
Net Asset Value, End of Period	$17.27	$14.86	$11.53	$12.75	$11.16
Total Return (Excludes Sales Charge)	17.00%	30.36%	(5.45)%	24.48%	6.67%
Ratios to Average Net Assets
Net Expenses	0.85%	0.85%	0.94%	1.17%	1.40%
Net Investment Income (Loss)	1.22%	1.51%	1.51%	1.24%	1.12%
Gross Expenses	1.40%	1.53%	1.75%	1.90%	1.71%
Supplemental Data
Net Assets, End of Period (000's)	$51,066	$26,471	$5,695	$3,456	$5,366
Portfolio Turnover(b)	71%	46%	58%	187%	184%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
46

RS Global Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$14.38	$11.17	$12.38	$10.95	$11.42
Investment Activities
Net Investment Income (Loss)(a)	0.07	0.14	0.10	0.05	0.05
Net Realized and Unrealized Gains (Losses) on Investments	2.24	3.16	(0.87)	2.47	0.63
Total from Investment Activities	2.31	3.30	(0.77)	2.52	0.68
Distributions to Shareholders From
Net Investment Income	—(b)	(0.08)	(0.08)	—	—
Net Realized Gains from Investments	(0.01)	(0.01)	(0.36)	(1.00)	(1.15)
Return of Capital	—	—	—	(0.09)	—
Total Distributions	(0.01)	(0.09)	(0.44)	(1.09)	(1.15)
Net Asset Value, End of Period	$16.68	$14.38	$11.17	$12.38	$10.95
Total Return (Excludes Sales Charge)	16.06%	29.52%	(6.20)%	23.47%	5.92%
Ratios to Average Net Assets
Net Expenses	1.60%	1.60%	1.70%	1.91%	2.16%
Net Investment Income (Loss)	0.48%	1.07%	0.79%	0.41%	0.41%
Gross Expenses	2.53%	2.59%	2.59%	3.00%	2.44%
Supplemental Data
Net Assets, End of Period (000's)	$3,491	$3,101	$2,358	$2,167	$1,270
Portfolio Turnover(c)	71%	46%	58%	187%	184%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
47

RS Global Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$18.55	$14.37	$15.76	$13.62	$11.50
Investment Activities
Net Investment Income (Loss)(a)	0.18	0.25	0.20	0.05	0.09
Net Realized and Unrealized Gains (Losses) on Investments	2.92	4.07	(1.10)	3.18	3.43
Total from Investment Activities	3.10	4.32	(0.90)	3.23	3.52
Distributions to Shareholders From
Net Investment Income	(0.07)	(0.13)	(0.13)	—	(0.25)
Net Realized Gains from Investments	(0.01)	(0.01)	(0.36)	(1.00)	(1.15)
Return of Capital	—	—	—	(0.09)	—
Total Distributions	(0.08)	(0.14)	(0.49)	(1.09)	(1.40)
Net Asset Value, End of Period	$21.57	$18.55	$14.37	$15.76	$13.62
Total Return (Excludes Sales Charge)	16.70%	30.10%	(5.68)%	24.09%	30.57%(b)
Ratios to Average Net Assets
Net Expenses	1.10%	1.10%	1.20%	1.61%	1.68%
Net Investment Income (Loss)	0.98%	1.53%	1.25%	0.38%	0.74%
Gross Expenses	1.93%	2.34%	2.34%	2.76%	1.81%
Supplemental Data
Net Assets, End of Period (000's)	$4,454	$2,365	$1,920	$2,281	$9,213
Portfolio Turnover(c)	71%	46%	58%	187%	184%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
During the period, the share class recognized certain expense reimbursements and due to the fluctuation in average net assets during the same period the total return reflected is significantly higher than the other share classes of the Fund. The total return would have been 6.39% had the expense reimbursements not occurred.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
48

RS Global Fund (Continued)

	Class R6
	Year Ended 12/31/20	5/2/19(a) through 12/31/19
Net Asset Value, Beginning of Period	$11.07	$10.00
Investment Activities
Net Investment Income (Loss)(b)	0.08	0.13
Net Realized and Unrealized Gains (Losses) on Investments	1.83	1.12
Total from Investment Activities	1.91	1.25
Distributions to Shareholders From
Net Investment Income	(0.10)	(0.17)
Net Realized Gains from Investments	(0.01)	(0.01)
Total Distributions	(0.11)	(0.18)
Net Asset Value, End of Period	$12.87	$11.07
Total Return (Excludes Sales Charge)(c)	17.27%	12.47%
Ratios to Average Net Assets
Net Expenses (d)	0.55%	0.55%
Net Investment Income (Loss)(d)	0.64%	1.85%
Gross Expenses (d)	1.16%	28.85%
Supplemental Data
Net Assets, End of Period (000's)	$46,776	$124
Portfolio Turnover(c)(e)	71%	46%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
49

RS Global Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$14.72	$11.42	$12.63	$11.04	$11.60
Investment Activities
Net Investment Income (Loss)(a)	0.20	0.26	0.23	0.18	0.15
Net Realized and Unrealized Gains (Losses) on Investments	2.34	3.24	(0.89)	2.50	0.67
Total from Investment Activities	2.54	3.50	(0.66)	2.68	0.82
Distributions to Shareholders From
Net Investment Income	(0.13)	(0.19)	(0.19)	—	(0.23)
Net Realized Gains from Investments	(0.01)	(0.01)	(0.36)	(1.00)	(1.15)
Return of Capital	—	—	—	(0.09)	—
Total Distributions	(0.14)	(0.20)	(0.55)	(1.09)	(1.38)
Net Asset Value, End of Period	$17.12	$14.72	$11.42	$12.63	$11.04
Total Return (Excludes Sales Charge)	17.27%	30.69%	(5.17)%	24.75%	7.01%
Ratios to Average Net Assets
Net Expenses (b)	0.60%	0.60%	0.70%	0.88%	1.09%
Net Investment Income (Loss) (b)	1.38%	1.95%	1.80%	1.44%	1.30%
Gross Expenses (b)	1.10%	1.17%	1.20%	1.32%	1.36%
Supplemental Data
Net Assets, End of Period (000's)	$114,925	$52,541	$25,544	$24,657	$13,430
Portfolio Turnover (c)(d)	71%	46%	58%	187%	184%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Annualized for periods less than one year.
(c)
Not annualized for periods less than one year.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
50

RS International Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$12.93	$10.63	$12.12	$9.84	$9.78
Investment Activities
Net Investment Income (Loss)(a)	0.21	0.26	0.23	0.19	0.16
Net Realized and Unrealized Gains (Losses) on Investments	0.51	2.05	(1.52)	2.29	(0.07)
Total from Investment Activities	0.72	2.31	(1.29)	2.48	0.09
Distributions to Shareholders From
Net Investment Income	(0.13)	—(b)	(0.20)	(0.20)	(0.17)
Net Realized Gains from Investments	(0.03)	(0.01)	—	—	—
Total Distributions	(0.16)	(0.01)	(0.20)	(0.20)	(0.17)
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.14
Net Asset Value, End of Period	$13.49	$12.93	$10.63	$12.12	$9.84
Total Return (Excludes Sales Charge)	5.55%	21.72%	(10.65)%	25.26%	2.41%(c)
Ratios to Average Net Assets
Net Expenses	1.13%	1.13%	1.13%	1.20%	1.40%
Net Investment Income (Loss)	1.79%	2.18%	1.97%	1.66%	1.64%
Gross Expenses	1.47%	1.55%	1.61%	1.81%	1.95%
Supplemental Data
Net Assets, End of Period (000's)	$24,010	$22,620	$15,716	$18,512	$16,799
Portfolio Turnover(d)	52%	20%	52%	60%	103%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
51

RS International Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.36	$7.76	$8.89	$7.26	$7.26
Investment Activities
Net Investment Income (Loss)(a)	0.10	0.12	0.11	0.08	0.07
Net Realized and Unrealized Gains (Losses) on Investments	0.34	1.49	(1.11)	1.68	(0.08)
Total from Investment Activities	0.44	1.61	(1.00)	1.76	(0.01)
Distributions to Shareholders From
Net Investment Income	(0.05)	—	(0.13)	(0.13)	(0.13)
Net Realized Gains from Investments	(0.03)	(0.01)	—	—	—
Total Distributions	(0.08)	(0.01)	(0.13)	(0.13)	(0.13)
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.14
Net Asset Value, End of Period	$9.72	$9.36	$7.76	$8.89	$7.26
Total Return (Excludes Sales Charge)	4.76%	20.70%	(11.24)%	24.25%	1.77%(b)
Ratios to Average Net Assets
Net Expenses	1.88%	1.88%	1.88%	1.95%	2.15%
Net Investment Income (Loss)	1.14%	1.39%	1.23%	0.92%	0.97%
Gross Expenses	3.07%	3.14%	3.52%	3.26%	3.05%
Supplemental Data
Net Assets, End of Period (000's)	$1,241	$1,480	$702	$1,066	$1,228
Portfolio Turnover(c)	52%	20%	52%	60%	103%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
52

RS International Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$12.07	$9.95	$11.35	$9.23	$9.18
Investment Activities
Net Investment Income (Loss)(a)	0.18	0.21	0.19	0.15	0.11
Net Realized and Unrealized Gains (Losses) on Investments	0.45	1.92	(1.42)	2.14	(0.06)
Total from Investment Activities	0.63	2.13	(1.23)	2.29	0.05
Distributions to Shareholders From
Net Investment Income	(0.09)	—	(0.17)	(0.17)	(0.14)
Net Realized Gains from Investments	(0.03)	(0.01)	—	—	—
Total Distributions	(0.12)	(0.01)	(0.17)	(0.17)	(0.14)
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.14
Net Asset Value, End of Period	$12.58	$12.07	$9.95	$11.35	$9.23
Total Return (Excludes Sales Charge)	5.21%	21.37%	(10.85)%	24.85%	2.06%(b)
Ratios to Average Net Assets
Net Expenses	1.38%	1.38%	1.38%	1.48%	1.80%
Net Investment Income (Loss)	1.60%	1.87%	1.73%	1.39%	1.26%
Gross Expenses	2.24%	2.32%	2.31%	2.48%	2.29%
Supplemental Data
Net Assets, End of Period (000's)	$1,998	$2,652	$1,786	$2,522	$2,279
Portfolio Turnover(c)	52%	20%	52%	60%	103%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
53

RS International Fund (Continued)

	Class R6
	Year Ended 12/31/20	5/2/2019(a) through 12/31/19
Net Asset Value, Beginning of Period	$10.70	$10.00
Investment Activities
Net Investment Income (Loss)(b)	0.20	0.06
Net Realized and Unrealized Gains (Losses) on Investments	0.43	0.67
Total from Investment Activities	0.63	0.73
Distributions to Shareholders From
Net Investment Income	(0.16)	(0.02)
Net Realized Gains from Investments	(0.03)	(0.01)
Total Distributions	(0.19)	(0.03)
Capital Contribution from Prior Custodian, Net	—	—
Net Asset Value, End of Period	$11.14	$10.70
Total Return (Excludes Sales Charge)(c)	5.90%	7.24%
Ratios to Average Net Assets
Net Expenses(d)	0.83%	0.83%
Net Investment Income (Loss)(d)	2.03%	0.92%
Gross Expenses(d)	0.93%	0.97%
Supplemental Data
Net Assets, End of Period (000's)	$251,586	$178,695
Portfolio Turnover(c)(e)	52%	20%
(a)
Commencement of operations
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
54

RS International Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$12.74	$10.47	$11.93	$9.69	$9.62
Investment Activities
Net Investment Income (Loss)(a)	0.25	0.22	0.23	0.22	0.18
Net Realized and Unrealized Gains (Losses) on Investments	0.49	2.08	(1.47)	2.26	(0.06)
Total from Investment Activities	0.74	2.30	(1.24)	2.48	0.12
Distributions to Shareholders From
Net Investment Income	(0.16)	(0.02)	(0.22)	(0.24)	(0.19)
Net Realized Gains from Investments	(0.03)	(0.01)	—	—	—
Total Distributions	(0.19)	(0.03)	(0.22)	(0.24)	(0.19)
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.14
Net Asset Value, End of Period	$13.29	$12.74	$10.47	$11.93	$9.69
Total Return (Excludes Sales Charge)	5.80%	21.94%	(10.38)%	25.56%	2.69%(b)
Ratios to Average Net Assets
Net Expenses	0.88%	0.88%	0.88%	0.94%	1.15%
Net Investment Income (Loss)	2.11%	1.80%	1.97%	1.98%	1.93%
Gross Expenses	1.09%	1.16%	1.62%	1.85%	1.80%
Supplemental Data
Net Assets, End of Period (000's)	$102,803	$75,366	$5,979	$3,122	$2,626
Portfolio Turnover(c)	52%	20%	52%	60%	103%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
55

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co. or Oppenheimer & Co. Inc. platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or in the SAI.
Front-End Sales Charge Waivers on Class A Shares available at Merrill Lynch
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
◼
Shares purchased through a Merrill Lynch affiliated investment advisory program
◼
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
◼
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
◼
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales load discounts and waivers
◼
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
◼
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic
56

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on A and C Shares available at Merrill Lynch
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
◼
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
◼
Shares acquired through a right of reinstatement
◼
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
◼
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Ameriprise Financial
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Ameriprise Financial
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
◼
Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available)
◼
Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available)
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family)
◼
Shares exchanged from Class C shares of the same fund in the month of or following the 10-year
57

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges
◼
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members
◼
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement)
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
58

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a right of reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
59

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Shares acquired through a right of reinstatement
◼
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 701/2 as described in the fund’s Prospectus.
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a right of reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge
60

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Edward D. Jones & Co (”Edward Jones“)
Effective on or after May 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the Fund’s Prospectus or statement of additional information (”SAI“) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints - Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
◼
Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
61

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Sales Charge Waivers - Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
Death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform
62

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
A 529 account held on an Edward Jones platform
◼
An account with an active systematic investment plan or LOI
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be
63

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
64

P.O. Box 182593

Columbus, OH 43218-2593
Statement of Additional Information (SAI): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-Annual Reports: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about a Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
By mail:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You also can get information about a Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC's Edgar database at http://www.sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
On the Internet:
EDGAR database at sec.gov or by email request at
publicinfo@sec.gov
Investment Company Act File Number 811-4852
VF-RS-IF-PRO (05/21)

May 1, 2021
Prospectus
Victory Sophus Emerging Markets Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
GBEMX	REMGX	—	REMKX	RSERX	RSENX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds’ shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
www.vcm.com
800-539-FUND (800-539-3863)

Sophus Emerging Markets Fund Summary
Investment Objective
The Victory Sophus Emerging Markets Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 15 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses	0.39%	0.69%	0.45%	0.21%	0.31%
Total Annual Fund Operating Expenses	1.64%	2.69%	1.95%	1.21%	1.31%
Fee Waiver/Expense Reimbursement[3]	(0.30)%	(0.55)%	(0.37)%	(0.32)%	(0.32)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.34%	2.14%	1.58%	0.89%	0.99%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.34%, 2.14%, 1.58%, 0.89% and 0.99% of the Fund’s Class A, Class C, Class R, Class R6 and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
1

Sophus Emerging Markets Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$704	$1,035	$1,389	$2,383
Class C	$317	$783	$1,376	$2,982
Class R	$161	$576	$1,018	$2,245
Class R6	$91	$352	$634	$1,438
Class Y	$101	$384	$688	$1,551
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$217	$783	$1,376	$2,982
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. The Fund generally defines an emerging market country as one (1) that is included in the MSCI emerging market indices or the MSCI frontier market indices, (2) whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing, or (3) that has economies, industries, and stock markets with similar characteristics. The Fund defines an emerging market company as a company (1) that is organized under the laws of, or has its principal office in, an emerging market country, (2) that derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries, or (3) for which the principal securities market is located in an emerging market country.
The Adviser employs both fundamental analysis and quantitative screening in seeking to identify companies that it believes can sustain above-average earnings growth relative to their peers. Valuation is an integral part of the process. Fundamental, bottom-up research focuses on companies that rank highly within the Adviser’s quantitative screen, with particular emphasis placed on a company’s earnings growth, business strategy, value creation, competitive position, management quality, market position, and political and economic backdrop. The Adviser monitors market and sovereign risk as part of the overall investment process.
The Adviser regularly reviews the Fund’s investments and will sell securities when the Adviser believes the securities are no longer attractive because (1) of a deterioration in rank of the security in accordance with the Adviser’s process, (2) of price appreciation, (3) of a change in the fundamental outlook of the company or (4) other investments available are considered to be more attractive.
2

Sophus Emerging Markets Fund Summary
The Fund may also invest in foreign issuers through American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), or similar investment vehicles. The Fund may invest in companies of any size.
As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Smaller-Capitalization Stock Risk — Small-and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Large-Capitalization Stock Risk — The securities of large-capitalization companies may underperform the securities of smaller-capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.
3

Sophus Emerging Markets Fund Summary
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Emerging Markets Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The predecessor fund’s investment strategy and investment team changed on March 1, 2013. The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
4

Sophus Emerging Markets Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	20.15%	June 30, 2020
Lowest Quarter	-26.12%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years (or Life of Class)	10 Years
CLASS A Before Taxes	10.03%	11.44%	2.10%
CLASS A After Taxes on Distributions	9.89%	11.25%	1.32%
CLASS A After Taxes on Distributions and Sale of Fund Shares	6.21%	9.25%	1.44%
CLASS C Before Taxes	14.79%	11.88%	1.89%
CLASS R Before Taxes	16.46%	12.50%	2.42%
CLASS R6 Before Taxes	17.28%	13.90%[1]	N/A
CLASS Y Before Taxes	17.10%	13.16%	3.03%
Index
MSCI Emerging Markets Index reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes.	18.31%	12.81%	3.63%
1
Inception date of Class R6 is November 15, 2016.
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
5

Sophus Emerging Markets Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Sophus Capital (“Sophus”) investment franchise.
Investment Team
	Title	Tenure with the Fund
Michael Reynal	Chief Investment Officer	Since 2013
Maria Freund, CFA	Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class R6	Class Y
Minimum Initial Investment	$2,500	$2,500	None	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services for investments in all classes except Class R6. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
6

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages the Fund.
The Victory Sophus Emerging Markets Fund is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
The following section describes additional information about the principal investment strategy the Fund will use under normal market conditions to pursue its investment objective, as well as any secondary strategies the Fund may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Fund. The SAI includes more information about the Fund, its investments, and the related risks. Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, the Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause the Fund to fail to meet its investment objective and increase the Fund's expenses.
The Fund’s investment objective and policy to invest at least 80% of its assets in the type of securities suggested by the Fund's name is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders. For purposes of the Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, but exclusive of any collateral held from securities lending.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.
7

Investments

The following describes the types of securities the Fund may purchase under normal market conditions to achieve its principal investment strategy. The Fund will not necessarily buy all of the securities listed below.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds (“ETFs”) that invest in foreign corporations.
The Adviser may use other types of investment strategies in pursuing the Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Fund's principal investment strategies. Additional securities and techniques are described in the Fund's SAI.
Forward Foreign-Currency Exchange Contracts
Contracts that attempt to eliminate currency exposure between the time of a securities transaction and settlement of that transaction. A forward foreign currency contract is an agreement to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future. In other words, the contract guarantees an exchange rate on a given date.
Investment Companies
The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities, letters of credit, and certificates of deposit.
8

Risk Factors

The following provides additional information about the Fund's principal risks and supplements those risks discussed in the Fund's Fund Summary section of this Prospectus.
Currency Risk — Since foreign securities often are denominated and traded in foreign currencies, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding or other taxes, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, a Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions (such as foreign currency forwards or futures contracts, and foreign currency options). The use of foreign-currency exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.
If the Fund purchases securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and potentially the Fund’s income available for distribution. The values of foreign currencies relative to the U.S. dollar fluctuate in response to, among other factors, interest rate changes, intervention (or failure to intervene) by the U.S. or foreign governments, central banks, or supranational entities such as the International Monetary Fund; the imposition of currency controls; and political and regulatory developments in the United States or abroad. Officials in foreign countries may from time to time take actions in respect of their currencies which could adversely affect the values of the Fund’s assets denominated in those currencies or the liquidity of such investments. Foreign-currency values can decrease significantly both in the short term and over the long term in response to these and other developments.
Emerging Markets Risk — All of the risks associated with investing in foreign securities are increased in connection with investments in securities associated with emerging markets. Generally, emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable. These countries are more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. The risks of investing in these markets also include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, and the nationalization of foreign deposits or assets. In addition, countries in emerging markets are more likely to experience instability in their markets due to social and political changes. Further, due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries, investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries. Consequently, emerging market securities may be subject to relatively more abrupt and severe price declines.
Equity Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks may fluctuate, sometimes rapidly or unpredictably. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. The Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities.
9

Risk Factors

Foreign Securities Risk
◼
Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Investments in depositary receipts (such as ADRs and GDRs) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.
◼
Political Risk — Foreign securities markets may be more volatile than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
◼
Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the U.S.
Large Capitalization Stock Risk — Large capitalization companies tend to compete in mature product markets and do not typically experience the level of sustained growth of smaller companies and companies competing in less mature product markets. Large capitalization companies may be unable to respond as quickly as smaller companies to competitive challenges or changes in business, product, financial, or other market conditions. For these and other reasons, a Fund that invests in large capitalization companies may underperform other stock funds (such as funds that focus on the stocks of small and medium capitalization companies) when stocks of large capitalization companies are out of favor.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, the Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as the Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Fund might receive upon the sale of that
10

Risk Factors

security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Portfolio Turnover Risk — Portfolio turnover generally involves a number of direct and indirect costs and expenses to the Fund, including, for example, dealer mark-ups and bid/asked spreads and transaction costs on the sale of securities and reinvestment in other securities. Such costs are not reflected in the Fund's Total Annual Fund Operating Expenses set forth under “Fees and Expenses” but do have the effect of reducing the Fund's investment return. Such sales may result in the realization of taxable capital gains, including short-term capital gains, which are generally taxed to shareholders at ordinary income tax rates.
Smaller-Company Stock Risk — Small- or mid-sized companies often have more limited managerial and financial resources than larger, more established companies and, therefore, may be more susceptible to market downturns or changing economic conditions. In addition, such companies may have been recently organized and have little or no track record of success. Also, the Adviser may not have had an opportunity to evaluate such newer companies’ performance in adverse or fluctuating market conditions. The securities of smaller-sized companies may trade less frequently and in smaller volume than more widely held securities. Prices of small- or mid-sized companies tend to be more volatile than those of larger companies and small- or mid-sized issuers may be subject to greater degrees of changes in their earnings and prospects. Since smaller company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be often more difficult to purchase and sell.
Stock Market Risk — Stock market risk refers to the fact that stock (equity securities) prices typically fluctuate more than the values of other types of securities, typically in response to changes in the particular company’s financial condition and factors affecting the market in general. Over time, the stock market tends to move in cycles, with periods when stock prices rise, and periods when stock prices decline. A slower-growth or recessionary economic environment could have an adverse effect on stock prices. Consequently, a broad-based market drop may also cause a stock’s price to fall. Portfolio securities may also decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, or due to factors affecting particular industries represented in the securities markets, such as competitive conditions. Changes in the financial condition of a single issuer can impact a market as a whole, and adverse market conditions may be prolonged and may not have the same impact on all types of securities. In addition, the markets may not favor a particular kind of security, including equity securities. Values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.
Market turmoil may be reflected in perceptions of economic uncertainty, price volatility in the equity and debt markets, and fluctuating trading liquidity. In response, governments may adopt a variety of fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs, and lower interest rates. These policies may not be successful and any unexpected or quick reversal of these policies could increase volatility in the equity and debt
11

Risk Factors

markets. Market conditions and economic risks could have a significant effect on domestic and international economies and could add significantly to the risks of increased volatility and decreased liquidity for the Fund's portfolio.
◼
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such as the coronavirus (or COVID-19), may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
◼
Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which the Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Fund. Additional risks are included in the Fund's SAI.
Forward Foreign-Currency Exchange Contracts Risk — A forward foreign-currency exchange contract is an agreement to exchange a specified amount of U.S. dollars for a specified amount of a foreign currency on a specific date in the future. The outcome of this transaction depends on changes in the relative values of the currencies subject to the transaction, the ability of the adviser to predict how the U.S. dollar will fare against the foreign currency, and the ability of the Fund’s counterparty to perform its obligation. The Fund may use these contracts to facilitate the settlement of portfolio transactions or to try to manage the risk of changes in currency exchange rates.
Investment Company Risk— The Fund’s ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for the Fund. In addition, the Fund is responsible for any loss that might result from its investment of the
12

Risk Factors

borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
13

Organization and Management of the Fund

The Fund's Board of Trustees has the overall responsibility for overseeing the management of the Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Fund according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of March 31, 2021, the Adviser managed and advised assets totaling in excess of $154.3 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Sophus Capital, a Victory Capital investment franchise, is responsible for the day-to-day investment management of the Fund.
For the fiscal year ended December 31, 2020, the Adviser was paid advisory fees, before waivers, at an annual rate equal to 1.00% of the average daily net assets of the Fund.
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to the Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to the Fund.
A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in the Fund’s annual report for the period ended December 31.
Portfolio Management
Maria Freund has been a portfolio manager of the Fund since June 2018. She joined the Adviser in 2016 in connection with the Adviser’s acquisition of RS Investments. At RS Investments she was an emerging markets analyst and a portfolio manager on the RS Emerging Markets Small Cap Fund. Prior to joining RS Investments in 2012, she was an analyst at Principal Global Investors for the emerging markets team. Previously, she was an analyst at Principal Global Investors for the international developed team, having joined the firm in 2003. Ms. Freund is a CFA charterholder.
Michael Reynal is the Chief Investment Officer of Sophus Capital and has been a portfolio manager of the Fund (including its predecessor fund) since its inception. From 2012 to 2016, he was with RS Investment Management Co. LLC, which was acquired by the Adviser in 2016. Before joining RS Investments, he was a portfolio manager for Principal Global Investors where he led the emerging markets team, encompassing markets in Asia, Latin America, Eastern Europe, the Middle East, and Africa. He also oversaw both diversified emerging markets portfolios and specialized regional Asian equity strategies. Previously, Mr. Reynal was responsible for equity investments in Latin America, the Mediterranean and the Balkans while at Wafra Investment Advisory Group Inc. in New York. Mr. Reynal also spent four years with Paribas Capital Markets in New York in international equities and three years with Barclays de Zoete Wedd in London focusing on Latin American equities.
The Fund's SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Fund.
14

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class it may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by the Fund. The classes of shares that are offered by the Fund are those listed on the cover page designated with a ticker symbol. The Fund may also offer other share classes in different prospectuses.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

15

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
The Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, the Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.
To the extent the Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem the Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
The Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, the Fund will price its investments at fair value according to procedures approved by the Board of Trustees. The Fund will fair value a security when:
◼
Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
◼
An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
You may be able to find the Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until the fund reaches a specific number of shareholders or level of assets. You may also find the Fund's NAV by calling 800-539-FUND (800-539-3863) or by visiting the Fund's website at VictoryFunds.com.
16

Choosing a Share Class

CLASS A
◼
Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
◼
A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class A shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Lower annual expenses than Class C or Class R shares.
CLASS C
◼
No front-end sales charge. All your money goes to work for you right away.
◼
A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class C shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Higher annual expenses than all other classes of shares.
CLASS I
◼
No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class I shares are only available to certain investors.
◼
Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
◼
No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class R shares pay ongoing distribution and/or service (12b-1) fees.
◼
Class R shares are only available to certain investors.
◼
Higher annual expenses than all classes except Class C shares.
CLASS R6
◼
No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class R6 shares are only available to certain investors.
◼
Typically lower annual expenses than all other classes of shares.
CLASS Y
◼
No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class Y shares are only available to certain investors.
◼
Typically lower annual expenses than Classes A, C and R shares.
17

Choosing a Share Class

Share Classes
When you purchase shares of the Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6 and Class Y shares. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Fund reserves the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Fund may also waive any applicable eligibility criteria or investment minimums at its discretion.
The Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Fund reserves the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.
18

Choosing a Share Class

The current sales charge rates and breakpoint levels for Class A shares of the Fund are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $49,999	5.75%	6.10%
$50,000 up to $99,999	4.50%	4.71%
$100,000 up to $249,999	3.50%	3.63%
$250,000 up to $499,999	2.50%	2.56%
$500,000 up to $999,999	2.00%	2.04%
$1,000,000 and above[1]	0.00%	0.00%
1 A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions for Class A and Class C Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.
There are a number of ways you can reduce your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Fund's transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21).
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Fund or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Fund or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
◼
Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
◼
Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to
19

Choosing a Share Class

qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
◼
Right of Accumulation - You may add the value of any other Victory Funds of any share class that you already own (except money market funds and any assets held in group retirement plans), to the amount of your next Class A investment to determine if your additional investment will qualify for a sales charge breakpoint. The value of the other Victory Funds of any share class you already own (except money market funds and any assets held in group retirement plans) will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Victory Funds of any share class (except money market funds and any assets held in group retirement plans), (or those held by your spouse (including domestic partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
◼
Combination Privilege - You may combine the value in accounts of multiple Victory Funds of any share class (except money market funds and any assets held in group retirement plans) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
◼
Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of the Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
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Purchases of $1,000,000 or more;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
◼
Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Fund's distributor (“Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
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Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
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Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
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Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
20

Choosing a Share Class

◼
Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
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Investors that have an investment account with the Adviser;
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Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
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Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
CDSC for Class A Shares
A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
◼
To the extent that the shares redeemed:
◼
are no longer subject to the holding period for such shares;
21

Choosing a Share Class

◼
resulted from reinvestment of distributions; or
◼
were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
◼
Following the death or post-purchase disability of:
◼
a registered shareholder on an account; or
◼
a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
◼
Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
◼
required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
◼
tax free returns of excess contributions or returns of excess deferral amounts;
◼
distributions on the death or disability of the account holder;
◼
distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
◼
distributions as a result of separation of service;
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Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
◼
In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
◼
When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
◼
Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; or
◼
Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of the Fund.
The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
22

Choosing a Share Class

Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; and
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
◼
Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary; or
◼
Registered investment companies.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
◼
Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
◼
Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Fund, who invest at least $2,500;
◼
Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
◼
Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
◼
Investors who purchase through Advisory Programs with an approved financial intermediary.
◼
Purchases by:
◼
investment advisory clients of the Adviser; or
◼
investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
The Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Fund, and Fund Service Providers
Current and retired trustees of Victory-advised mutual funds, and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by the Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
The Fund reserves the right to change the criteria for eligible investors and the investment minimums.
23

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C and Class R shares of the Fund.
Under the Class A Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of Class A shares. Under the Class R Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of Class R shares. The fee is paid for general distribution services, for selling Class A and Class R shares of the Fund and, as applicable, for providing personal services to shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, the Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Because Rule 12b-1 fees are paid out of the Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Fund, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of the Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
24

Information About Fees

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.
25

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of the Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Fund.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Fund is unable to collect the required information, you may not be able to open your account. Additional details about the Fund's Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Fund. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. Different intermediaries may impose different minimum investments. These variations are described in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.
For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
26

How to Buy Shares

The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when the Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Fund may sometimes waive the minimum investment, when it does so, it always reserve the right to reject initial investments under the minimum at its discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
The Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
◼
By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of the Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Fund does not charge a fee for ACH transfers but it reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
27

How to Buy Shares

◼
By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of the Fund.
Other Purchase Rules You Should Know
The Fund reserves the right to refuse a purchase order for any reason, including if it believe that doing so would be in the best interest of the Fund or its shareholders. The Fund also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Retirement Plans
You can use the Fund as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.
28

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND (800-539-3863) or by visiting
VictoryFunds.com

The shares of any class of the Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
◼
To exchange with a Victory Fund, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Fund's other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.
Class C Share Conversion
Class C shares of the Fund will automatically convert to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Fund, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Fund's share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Fund by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
29

How to Exchange Shares

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Fund may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Fund may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of the Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
30

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
◼
Mail a check to the address of record;
◼
Wire funds to a previously designated domestic financial institution;
◼
Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.
31

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
The Fund may suspend your right to redeem your shares in the following circumstances:
◼
During non-routine closings of the NYSE;
◼
When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
◼
The Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
The Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Fund reserves the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
32

Distributions and Taxes

Buying a dividend. You should check the Fund's distribution schedule before you invest.
If you buy shares of the Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on the Fund's investments. The Fund passes its earnings along to investors in the form of dividends. Dividends paid by the Fund represent the net income from dividends and interest earned on investments after expenses. The Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, the Fund declares and pays dividends annually. However, the Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. The Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).
33

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
The Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from the Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from the Fund’s short-term capital gains are taxable as ordinary income. Dividends from the Fund’s long-term capital gains are taxable as long-term capital gains.
◼
You will pay tax on dividends from the Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from the Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from the Fund.
◼
An exchange of the Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of the Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of the Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
◼
Distributions from the Fund and gains from the disposition of your shares may also be subject to state and local income tax.
◼
An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
◼
Tax statements will be mailed from the Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
The Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
The Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, the Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may
34

Distributions and Taxes

apply to dividends paid by the Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
◼
The Fund may provide estimated capital gain distribution information through the website at VictoryFunds.com.
35

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the MSG, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
36

Important Fund Policies

The Fund's Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Fund will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of the Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Fund, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Fund or administrator and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Fund, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Fund that provide a substantially similar level of protection for the Fund against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Fund's market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI, which is available upon request and on the Fund's website at VictoryFunds.com.
37

Important Fund Policies

Performance
The Victory Funds may advertise the performance of the Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Fund calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Fund, neither this Prospectus nor the SAI represents a contract between the Trust or the Fund and any shareholder.
38

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Fund and are intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent the Fund invests in other funds, the Total Annual Operating Expenses included in the Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).
The information presented  for the fiscal years ended on or after December 31, 2019 has been audited by Cohen & Company, Ltd., the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the Fund's annual report. The information for all periods prior to December 31, 2019 has been audited by a different independent registered public accounting firm. The Fund's annual and semi-annual reports are available by calling the Victory Funds at 800-539-FUND (800-539-3863) and at www.VictoryFunds.com.
The financial highlights for each Fund reflect the historical financial highlights of its corresponding predecessor fund, a separate series of RS Investment Trust that was managed by RS Investment Management Co. LLC. Upon the completion of the reorganization of each predecessor fund with and into its respective Fund, which occurred on July 29, 2016, the Class A, C, R and Y shares of each Fund, as applicable, assumed the performance, financial and other historical information of the Class A, C, K and Y shares, respectively, of the corresponding predecessor fund.
39

Sophus Emerging Markets Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$21.37	$17.45	$22.52	$15.98	$14.60
Investment Activities
Net Investment Income (Loss)(a)	0.10	0.37	0.24	0.16	0.11
Net Realized and Unrealized Gains (Losses) on Investments	3.45	3.65	(4.54)	6.55	1.38
Total from Investment Activities	3.55	4.02	(4.30)	6.71	1.49
Distributions to Shareholders From
Net Investment Income	(0.22)	(0.10)	(0.13)	(0.17)	(0.15)
Net Realized Gains from Investments	—	—	(0.64)	—	—
Total Distributions	(0.22)	(0.10)	(0.77)	(0.17)	(0.15)
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.04
Net Asset Value, End of Period	$24.70	$21.37	$17.45	$22.52	$15.98
Total Return (Excludes Sales Charge)	16.73%	22.96%	(19.08)%	42.08%	10.50%(b)
Ratios to Average Net Assets
Net Expenses	1.34%	1.34%	1.34%	1.54%	1.65%
Net Investment Income (Loss)	0.47%	1.95%	1.11%	0.80%	0.73%
Gross Expenses	1.64%	1.62%	1.61%	1.66%	1.67%
Supplemental Data
Net Assets, End of Period (000's)	$60,206	$62,346	$56,823	$76,485	$61,767
Portfolio Turnover(c)	109%	96%	118%	113%	120%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
40

Sophus Emerging Markets Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$15.94	$13.06	$17.07	$12.17	$11.20
Investment Activities
Net Investment Income (Loss)(a)	(0.07)	0.14	0.05	—(b)	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments	2.58	2.74	(3.42)	4.97	1.05
Total from Investment Activities	2.51	2.88	(3.37)	4.97	1.04
Distributions to Shareholders From
Net Investment Income	(0.07)	—	—(b)	(0.07)	(0.11)
Net Realized Gains from Investments	—	—	(0.64)	—	—
Total Distributions	(0.07)	—	(0.64)	(0.07)	(0.11)
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.04
Net Asset Value, End of Period	$18.38	$15.94	$13.06	$17.07	$12.17
Total Return (Excludes Sales Charge)	15.79%	22.05%	(19.75)%	40.96%	9.62%(c)
Ratios to Average Net Assets
Net Expenses	2.14%	2.14%	2.14%	2.34%	2.45%
Net Investment Income (Loss)	(0.45)%	0.99%	0.31%	—%(d)	(0.09)%
Gross Expenses	2.69%	2.48%	2.40%	2.46%	2.48%
Supplemental Data
Net Assets, End of Period (000's)	$3,261	$5,787	$10,141	$15,854	$12,273
Portfolio Turnover(e)	109%	96%	118%	113%	120%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown.
(d)
Amount is less than 0.005%.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
41

Sophus Emerging Markets Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$20.03	$16.37	$21.18	$15.03	$13.76
Investment Activities
Net Investment Income (Loss)(a)	0.05	0.31	0.18	0.09	0.07
Net Realized and Unrealized Gains (Losses) on Investments	3.23	3.41	(4.26)	6.17	1.30
Total from Investment Activities	3.28	3.72	(4.08)	6.26	1.37
Distributions to Shareholders From
Net Investment Income	(0.18)	(0.06)	(0.09)	(0.11)	(0.14)
Net Realized Gains from Investments	—	—	(0.64)	—	—
Total Distributions	(0.18)	(0.06)	(0.73)	(0.11)	(0.14)
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.04
Net Asset Value, End of Period	$23.13	$20.03	$16.37	$21.18	$15.03
Total Return (Excludes Sales Charge)	16.46%	22.64%	(19.24)%	41.69%	10.26%(b)
Ratios to Average Net Assets
Net Expenses	1.58%	1.58%	1.58%	1.83%	1.87%
Net Investment Income (Loss)	0.25%	1.71%	0.89%	0.50%	0.50%
Gross Expenses	1.95%	1.94%	1.91%	2.00%	1.87%
Supplemental Data
Net Assets, End of Period (000's)	$13,531	$13,817	$12,505	$17,875	$15,923
Portfolio Turnover(c)	109%	96%	118%	113%	120%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
42

Sophus Emerging Markets Fund (Continued)

	Class R6
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	11/15/16(a) through 12/31/16
Net Asset Value, Beginning of Period	$21.68	$17.68	$22.81	$16.16	$15.91
Investment Activities
Net Investment Income (Loss)(b)	0.20	0.52	0.34	0.34	0.04
Net Realized and Unrealized Gains (Losses) on Investments	3.52	3.65	(4.62)	6.57	0.25
Total from Investment Activities	3.72	4.17	(4.28)	6.91	0.29
Distributions to Shareholders From
Net Investment Income	(0.30)	(0.17)	(0.21)	(0.26)	(0.04)
Net Realized Gains from Investments	—	—	(0.64)	—	—
Total Distributions	(0.30)	(0.17)	(0.85)	(0.26)	(0.04)
Net Asset Value, End of Period	$25.10	$21.68	$17.68	$22.81	$16.16
Total Return (Excludes Sales Charge)(c)	17.28%	23.55%	(18.73)%	42.77%	1.81%
Ratios to Average Net Assets
Net Expenses(d)	0.89%	0.89%	0.89%	1.03%	1.16%
Net Investment Income (Loss)(d)	0.95%	2.69%	1.59%	1.66%	1.79%
Gross Expenses(d)	1.21%	1.22%	1.24%	1.39%	21.70%
Supplemental Data
Net Assets, End of Period (000's)	$115,637	$72,196	$29,228	$18,762	$64
Portfolio Turnover(c)(e)	109%	96%	118%	113%	120%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
43

Sophus Emerging Markets Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$21.48	$17.54	$22.64	$16.05	$14.61
Investment Activities
Net Investment Income (Loss)(a)	0.16	0.45	0.35	0.21	0.18
Net Realized and Unrealized Gains (Losses) on Investments	3.50	3.65	(4.61)	6.62	1.37
Total from Investment Activities	3.66	4.10	(4.26)	6.83	1.55
Distributions to Shareholders From
Net Investment Income	(0.29)	(0.16)	(0.20)	(0.24)	(0.15)
Net Realized Gains from Investments	—	—	(0.64)	—	—
Total Distributions	(0.29)	(0.16)	(0.84)	(0.24)	(0.15)
Capital Contribution from Prior Custodian, Net	—	—	—	—	0.04
Net Asset Value, End of Period	$24.85	$21.48	$17.54	$22.64	$16.05
Total Return (Excludes Sales Charge)	17.10%	23.40%	(18.77)%	42.59%	10.86%(b)
Ratios to Average Net Assets
Net Expenses	0.99%	0.99%	0.99%	1.18%	1.32%
Net Investment Income (Loss)	0.79%	2.32%	1.64%	1.07%	1.17%
Gross Expenses	1.31%	1.30%	1.30%	1.33%	1.38%
Supplemental Data
Net Assets, End of Period (000's)	$280,364	$255,423	$178,132	$100,902	$60,277
Portfolio Turnover(c)	109%	96%	118%	113%	120%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was 1.45% for the period shown.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
44

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co. or Oppenheimer & Co. Inc. platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or in the SAI.
Front-End Sales Charge Waivers on Class A Shares available at Merrill Lynch
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
◼
Shares purchased through a Merrill Lynch affiliated investment advisory program
◼
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
◼
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
◼
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales load discounts and waivers
◼
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
◼
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic
45

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on A and C Shares available at Merrill Lynch
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
◼
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
◼
Shares acquired through a right of reinstatement
◼
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
◼
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Ameriprise Financial
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
46

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
◼
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
◼
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load
47

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a right of reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
48

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Shares acquired through a right of reinstatement
◼
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 701/2 as described in the fund’s Prospectus.
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a right of reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge
Edward D. Jones & Co (”Edward Jones“)
Effective on or after May 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the
49

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Fund’s Prospectus or statement of additional information (”SAI“) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints - Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
◼
Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers - Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
50

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
Death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform
◼
A 529 account held on an Edward Jones platform
◼
An account with an active systematic investment plan or LOI
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
51

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
52

P.O. Box 182593

Columbus, OH 43218-2593
Statement of Additional Information (SAI): The SAI contains more information about the Fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-Annual Reports: Annual and semi-annual reports contain more information about the Fund's investments and the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about the Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
By mail:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You also can get information about the Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC's Edgar database at http://www.sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
On the Internet:
EDGAR database at sec.gov or by email request at
publicinfo@sec.gov
Investment Company Act File Number 811-4852
VF-RS-SF-PRO (05/21)

May 1, 2021
Prospectus
Victory INCORE Investment Quality Bond Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
GUIQX	RIQCX	—	RIQKX	—	RSQYX
Victory INCORE Low Duration Bond Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RLDAX	RLDCX	—	RLDKX	—	RSDYX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds’ shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
www.vcm.com
800-539-FUND (800-539-3863)

INCORE Investment Quality Bond Fund Summary
Investment Objective
The Victory INCORE Investment Quality Bond Fund (the “Fund”) seeks to provide a high level of current income and capital appreciation without undue risk to principal.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 24 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.52%	0.89%	0.84%	0.81%
Total Annual Fund Operating Expenses	1.27%	2.39%	1.84%	1.31%
Fee Waiver/Expense Reimbursement[3]	(0.37)%	(0.62)%	(0.54)%	(0.65)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.90%	1.77%	1.30%	0.66%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.90%, 1.77%, 1.30% and 0.66% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
1

INCORE Investment Quality Bond Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$315	$583	$872	$1,693
Class C	$280	$686	$1,219	$2,679
Class R	$132	$526	$945	$2,114
Class Y	$67	$351	$656	$1,522
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$180	$686	$1,219	$2,679
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in investment-grade debt securities. The Fund’s debt securities may include without limitation: convertible bonds, U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs); convertible bonds and notes; and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).
The Adviser uses bond market sector allocation, comprehensive credit analysis and yield curve positioning to select securities for the Fund. Under normal market conditions, the average duration of the Fund’s portfolio is expected to be between 3 and 10 years but it may lengthen or shorten its duration within the intermediate range to reflect changes in the overall composition of the investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to changes in interest rates.
An investment-grade security is one that is rated Baa3 and higher by Moody’s Investors Service, Inc. or BBB- and higher by Standard & Poor’s Ratings Group or, if unrated, has been determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds.”
The Adviser regularly reviews the Fund’s investments and may sell investments when it believes the securities are no longer attractive due to valuation, changes in the fundamental outlook of the company or other investments are considered more attractive.
2

INCORE Investment Quality Bond Fund Summary
Although the Fund will primarily be invested in domestic securities, up to 20% of the Fund’s assets may be invested in foreign securities, which may be denominated in foreign currencies.
The Fund may purchase or sell securities on a when-issued, to-be-announced (TBA), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts (both long and short positions), options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
The Adviser will invest in investment companies, including exchange-traded funds (ETFs), for cash management purposes or to seek exposure to a particular asset class.
As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Mortgage Dollar Rolls Risk – The market price of the mortgage-backed securities in a mortgage dollar roll transaction may drop below their future purchase price. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate. To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.
3

INCORE Investment Quality Bond Fund Summary
When-Issued, TBA and Delayed Delivery Risk — The market value of a security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s net asset value. There is also the risk that a party fails to deliver the security on time or at all.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgement of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk – Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Investment Company Risk — An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
4

INCORE Investment Quality Bond Fund Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Investment Quality Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. The Fund’s investment team changed on July 30, 2016.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	3.95%	June 30, 2020
Lowest Quarter	-2.92%	June 30, 2013
5

INCORE Investment Quality Bond Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	5.55%	3.93%	3.54%
CLASS A After Taxes on Distributions	4.67%	2.72%	2.14%
CLASS A After Taxes on Distributions and Sale of Fund Shares	3.27%	2.47%	2.14%
CLASS C Before Taxes	5.89%	3.50%	2.91%
CLASS R Before Taxes	7.37%	3.99%	3.36%
CLASS Y Before Taxes	8.21%	4.66%	3.99%
Index
Bloomberg Barclays U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes.	7.51%	4.44%	3.84%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
Edward D. Goard, CFA	Chief Investment Officer	Since 2016
Richard A. Consul, CFA	Senior Portfolio Manager	Since 2016
James R Kelts, CFA	Senior Portfolio Manager	Since 2016
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
6

INCORE Investment Quality Bond Fund Summary
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
7

INCORE Low Duration Bond Fund Summary
Investment Objective
The Victory INCORE Low Duration Bond Fund (the “Fund”) seeks to provide a high level of current income consistent with preservation of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 24 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.25%	0.27%	1.43%	0.23%
Total Annual Fund Operating Expenses	0.95%	1.72%	2.38%	0.68%
Fee Waiver/Expense Reimbursement[3]	(0.10)%	(0.10)%	(1.11)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.85%	1.62%	1.27%	0.62%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.85%, 1.62%, 1.27% and 0.62% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
8

INCORE Low Duration Bond Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$310	$511	$729	$1,356
Class C	$265	$532	$924	$2,022
Class R	$129	$636	$1,170	$2,631
Class Y	$63	$212	$373	$841
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$165	$532	$924	$2,022
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategy
The Adviser pursues the Fund’s investment objective by investing, under normal circumstances, at least 80% of its assets in debt securities. The Fund’s debt securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs); convertible bonds and notes; and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).
The Adviser uses bond market sector allocation, comprehensive credit analysis, and yield curve positioning to select securities for the Fund. Under normal market conditions, the average duration of the Fund’s portfolio is expected to be between 1 to 3 years and an average maturity between 1 to 3 years. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price’s sensitivity to a given change in interest rates.
An investment-grade security is one that is rated Baa3 and higher by Moody’s Investors Service, Inc. or BBB- and higher by Standard & Poor’s Ratings Group or, if unrated, has been determined by the Adviser to be of comparable quality. The Fund may invest up to 20% of its total assets in below investment grade debt securities, commonly known as “high-yield” securities or “junk bonds.”
The Adviser regularly reviews the Fund’s investments and may sell investments when it believes the securities are no longer attractive due to valuation, changes in the fundamental outlook of the company or other investments are considered more attractive.
9

INCORE Low Duration Bond Fund Summary
Although the Fund will primarily be invested in domestic securities, up to 20% of the Fund’s assets may be invested in foreign securities, which may be denominated in foreign currencies.
The Fund may purchase or sell securities on a when-issued, to-be-announced (TBA), delayed delivery or forward commitment basis and may engage in short-term trading of portfolio securities. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund may also utilize dollar roll transactions to obtain market exposure to certain types of securities, particularly mortgage-backed securities.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts (both long and short positions), options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
The Adviser will invest in investment companies, including exchange-traded funds (ETFs), for cash management purposes or to seek exposure to a particular asset class.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.
Mortgage Dollar Rolls Risk – The market price of the mortgage-backed securities in a mortgage dollar roll transaction may drop below their future purchase price. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate. To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions.
10

INCORE Low Duration Bond Fund Summary
When-Issued, TBA and Delayed Delivery Risk — The market value of a security issued on a when-issued, to-be-announced or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s net asset value. There is also the risk that a party fails to deliver the security on time or at all.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgement of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk – Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Investment Company Risk — An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
11

INCORE Low Duration Bond Fund Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Low Duration Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. The Fund’s investment team changed on July 30, 2016.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	3.51%	June 30, 2020
Lowest Quarter	-1.11%	March 31, 2020
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INCORE Low Duration Bond Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	1.51%	1.80%	1.49%
CLASS A After Taxes on Distributions	0.95%	1.09%	0.77%
CLASS A After Taxes on Distributions and Sale of Fund Shares	0.89%	1.06%	0.83%
CLASS C Before Taxes	2.05%	1.48%	0.95%
CLASS R Before Taxes	3.41%	1.85%	1.31%
CLASS Y Before Taxes	4.08%	2.50%	1.96%
Index
Bloomberg Barclays U.S. Government 1-3 Year Bond Index reflects no deduction for fees, expenses or taxes.	3.14%	1.92%	1.32%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s RS Investments investment franchise.
Investment Team
	Title	Tenure with the Fund
Edward D. Goard, CFA	Chief Investment Officer	Since 2016
Richard A. Consul, CFA	Senior Portfolio Manager	Since 2016
James R Kelts, CFA	Senior Portfolio Manager	Since 2016
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
13

INCORE Low Duration Bond Fund Summary
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
14

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
The Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund are each managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
The following section describes additional information about the principal investment strategy the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The SAI includes more information about the Funds, their investments, and the related risks. Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective and increase a Fund's expenses.
Each Fund’s investment objective and policy to invest at least 80% of its assets in the type of securities suggested by the Fund’s name is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders. For purposes of a Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, but exclusive of any collateral held from securities lending. Any derivatives counted towards a Fund’s 80% investment policy will be valued at market value.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.
15

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
U.S. Government Securities1
Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.
U.S. Government Instrumentalities1
Securities issued by U.S. government instrumentalities such as: the Student Loan Marketing Association (“SLMA” or Sallie Mae), The Federal Farm Credit Bank (“FFCB”), and Federal Home Loan Banks. Certain instrumentalities are “wholly-owned Government corporations,” such as the Tennessee Valley Authority (“TVA”).
Corporate Debt Obligations
Debt instruments issued by corporations. They may be secured or unsecured.
Convertible or Exchangeable Obligations
Debt instruments that may be exchanged or converted to other securities.
International Bonds
Debt instruments issued by non-domestic issuers, including those traded in U.S. dollars such as Yankee Bonds and Eurodollar Bonds.
Asset-Backed Securities
Debt securities backed by loans or accounts receivable originated by banks, credit card companies, student loan issuers, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.
Mortgage-Backed Securities
Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans.
Mortgage Dollar Rolls
Repurchase transactions in which the Fund may agree to sell a mortgage-backed security for settlement on one date and buy back the same security for settlement on a later date at a lower price.
When-Issued, To-Be-Announced (“TBA”) and Delayed-Delivery Securities
Securities that are purchased or sold for delivery at a later time. In a TBA transaction, a seller generally agrees to deliver a mortgage-backed security meeting certain criteria at a future date.
1
Obligations of entities such as the GNMA are backed by the full faith and credit of the U.S. Treasury. Others, such as the FNMA, SLMA, FHLB, FHLMC, FMAC and TVA are supported by the right of the issuer to borrow from the U.S. Treasury. FFCB is supported only by the credit of the federal instrumentality. See the SAI for more information about investments in obligations of U.S. government instrumentalities and wholly-owned government corporations.
16

Investments

Zero Coupon Bonds
Debt instruments that are purchased at a discount from face value. The bond’s face value is received at maturity, with no interest payments before then.
Derivatives
Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including credit default swap contracts, swaps, futures contracts (both short and long positions), options on futures contracts, options, and forward currency exchange contracts. A Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible purpose. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. Currently, some swaps may be negotiated bilaterally and others may be subject to mandatory clearing and exchange trading requirements. These requirements may decrease counterparty exposure and increase liquidity, but will not make swap transactions risk free.
Investment Companies
The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities, letters of credit, and certificates of deposit.
17

Risk Factors

The following provides additional information about the Funds' principal risks and supplements those risks discussed in each Fund's Fund Summary section of this Prospectus.
Active Trading Risk — To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions. While it is not an investment strategy to actively trade the Fund’s portfolio, the Adviser may from time to time do so, generating portfolio turnover rates in excess of 100%.
Below-Investment-Grade Securities Risk — Below-investment-grade securities (high-yield or “junk” bonds) are subject to certain risks in addition to those risks associated with higher-rated securities. Below-investment-grade securities generally offer higher yields than investment-grade securities with similar maturities because the financial condition of the issuers may not be as strong as issuers of investment-grade securities. For this reason, below-investment-grade securities may be considered speculative, which means that there is a higher risk that a Fund may lose a substantial portion or all of its investment in a particular below-investment-grade security. Below-investment-grade securities may be more susceptible to real or perceived adverse economic conditions, which may cause them to be downgraded or default, less liquid, and more difficult to evaluate than investment-grade securities.
Debt Securities Risks — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates, adverse economic or political conditions, tariffs and trade disruptions, inflation, or adverse investor sentiment generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Changes in value may occur sharply and unpredictably. Other factors that may affect the value of a debt security include public health crises, such as the COVID-19 pandemic, and responses by governments and companies to such crises. The COVID-19 pandemic is having, and any future outbreaks could have, an adverse impact on the issuers of debt securities in which a Fund may invest and the global economy in general, which impact could be material.
This pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. The outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things: (1) government imposition of various forms of “stay at home” orders and the closing of “non-essential” businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees; (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults; (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general. For example, actions by the U.S. Federal Reserve (also known as the “Fed”) have included direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty. The COVID-19 pandemic and other market events also may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
◼
Interest Rate Risk — The value of a security will decline if interest rates rise. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. The longer a Fund’s average portfolio duration, the more sensitive the Fund will be to changes in interest rates. In addition, during periods of increased market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to
18

Risk Factors

changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives. Decisions by the Fed regarding interest rate and monetary policy can have a significant effect on the value of debt securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown.
◼
Inflation Risk — Inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.
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Reinvestment Risk — When interest rates are declining, the interest income and prepayments on a security a Fund receives will have to be reinvested at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.
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Credit (or Default) Risk — The issuer of a debt security may be unable to make timely payments of interest or principal. Credit risk is measured by nationally recognized statistical rating organizations (“NRSROs”) such as Standard & Poor’s (“S&P”), Fitch, Inc., and Moody’s Investor Service (“Moody’s”).
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Liquidity Risk — A lack of a ready market or restrictions on resale may limit a Fund’s ability to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of a Fund’s investments and may lead to increased redemptions. In addition, a Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for a Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. The capacity of dealers to make markets in fixed income securities may not keep pace with the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.
◼
Redemption Risk — The Fund may experience periods of heavy shareholder redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.
Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its
19

Risk Factors

obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
Foreign Securities Risk
◼
Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Investments in depositary receipts (such as ADRs and GDRs) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.
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Political Risk — Foreign securities markets may be more volatile than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
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Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the U.S.
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such COVID-19, may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
20

Risk Factors

Investment Company Risk — The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.
As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Mortgage Dollar Roll Risk — A dollar roll involves potential risks of loss that are different from those related to the securities underlying the transactions. The use of dollar rolls can increase the volatility of the Fund’s share price, and it may adversely impact on performance unless the Adviser correctly predicts mortgage prepayments and interest rates. Since the counterparty in the transaction is required to deliver a similar, but not identical, security to the Fund, the security that the Fund is required to buy under the dollar roll may be worth less than an identical security. There is no assurance that the Fund’s use of cash that it receives from a dollar roll will provide a return that exceeds borrowing costs. In addition, investment in mortgage dollar rolls may significantly increase the Fund’s portfolio turnover rate, which can increase the Fund’s expenses and decrease returns.
21

Risk Factors

When-Issued, TBA and Delayed-Delivery Securities Risk — The market value of the security issued on a when-issued, TBA or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s NAV. There is also the risk that a party fails to deliver the security on time or at all.
The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, a Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or a Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
22

Organization and Management of the Funds

The Funds' Board of Trustees has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of March 31, 2021, the Adviser managed and advised assets totaling in excess of $154.3 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. INCORE Capital Management (“INCORE”) is the investment franchise responsible for management of the Funds.
For the fiscal year ended December 31, 2020, the Adviser was paid advisory fees, before waivers, at an annual rate of 0.50% and 0.45% of the average daily net assets of the INCORE Fund for Income and the INCORE Investment Quality Bond Fund and the INCORE Low Duration Bond Fund, respectively.
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
A discussion of the Board’s most recent considerations in approving the Advisory Agreement is included in each Fund’s annual report for the period ended December 31.
Portfolio Management
Richard A. Consul is a Senior Portfolio Manager of INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2010-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Prior to that, Mr. Consul was a foreign exchange currency trader and a futures/options trader specializing in crude oil for a commodities hedge fund portfolio. Mr. Consul is a CFA charterholder.
Edward D. Goard is a Chief Investment Officer of INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. Mr. Goard has been with the Adviser since 2014. From 2007-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. He was previously with Barclays Global Investors (BGI) as a senior portfolio manager and the head of interest rate and mortgage strategies. Mr. Goard is a CFA charterholder.
James R. Kelts is a Senior Portfolio Manager of INCORE Capital Management and has been a co-portfolio manager of the Victory INCORE Investment Quality Bond Fund and Victory INCORE Low Duration Bond Fund since 2016. He has been with the Adviser since 2014. From 2003-2014, he was an investment professional with Munder Capital Management, which was acquired by the Adviser in 2014. Mr. Kelts is a CFA charterholder.
The Funds' SAI provides additional information about the portfolio managers' method of compensation, other accounts they manage and any ownership interests they may have in the Funds.
23

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class it may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by a Fund. The classes of shares that are offered by a Fund are those listed on the cover page designated with a ticker symbol. A Fund may also offer other share classes in different prospectuses.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

24

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Victory Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.
To the extent a Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund reserves the right to close if the primary trading markets of the Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. In addition, if the Securities Industry and Financial Markets Association recommends that government securities dealers close before the close of regular trading on the NYSE (the “Alternative Closing Time”), the Fund reserves the right to refuse any purchase or redemption order received after the Alternative Closing Time. If the Fund closes at the Alternative Closing Time, its NAV will be calculated as of the Alternative Closing Time. You may not be able to buy or sell shares on Columbus Day and Veterans Day, or on holidays when the Federal Reserve system is closed, but the NYSE and other financial markets are open.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, a Fund will price its investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:
◼
Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
◼
An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
You may be able to find a Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find a Fund's NAV by calling 800-539-FUND (800-539-3863) or by visiting the Funds' website at VictoryFunds.com.
25

Choosing a Share Class

CLASS A
◼
Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
◼
A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class A shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Lower annual expenses than Class C or Class R shares.
CLASS C
◼
No front-end sales charge. All your money goes to work for you right away.
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A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
◼
Class C shares also pay ongoing distribution and/or service (12b-1) fees.
◼
Higher annual expenses than all other classes of shares.
CLASS I
◼
No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class I shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
◼
No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class R shares pay ongoing distribution and/or service (12b-1) fees.
◼
Class R shares are only available to certain investors.
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Higher annual expenses than all classes except Class C shares.
CLASS R6
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No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class R6 shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares.
CLASS Y
◼
No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
◼
Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
◼
Class Y shares are only available to certain investors.
◼
Typically lower annual expenses than Classes A, C and R shares.
26

Choosing a Share Class

Share Classes
When you purchase shares of a Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6 and Class Y shares. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
A Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Funds reserve the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.
27

Choosing a Share Class

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $99,999	2.25%	2.30%
$100,000 up to $249,999	1.75%	1.78%
$250,000 and above*	0.00%	0.00%
* A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions and Waivers for Class A Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.
There are a number of ways you can reduce your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21).
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Funds or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
◼
Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
◼
Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You
28

Choosing a Share Class

must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
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Right of Accumulation - You may add the value of any other Victory Funds of any share class that you already own (except money market funds and any assets held in group retirement plans), to the amount of your next Class A investment to determine if your additional investment will qualify for a sales charge breakpoint. The value of the other Victory Funds of any share class you already own (except money market funds and any assets held in group retirement plans) will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Victory Funds of any share class (except money market funds and any assets held in group retirement plans), (or those held by your spouse (including domestic partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
◼
Combination Privilege - You may combine the value in accounts of multiple Victory Funds of any share class (except money market funds and any assets held in group retirement plans) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
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Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of a Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
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Purchases of $1,000,000 or more;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
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Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Funds' distributor (“Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
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Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
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Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
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Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
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Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
29

Choosing a Share Class

◼
Investors that have an investment account with the Adviser;
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Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
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Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
CDSC for Class A Shares
A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
◼
To the extent that the shares redeemed:
◼
are no longer subject to the holding period for such shares;
◼
resulted from reinvestment of distributions; or
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were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain
30

Choosing a Share Class

subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
◼
Following the death or post-purchase disability of:
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a registered shareholder on an account; or
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a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
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Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
◼
required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
◼
tax free returns of excess contributions or returns of excess deferral amounts;
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distributions on the death or disability of the account holder;
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distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
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distributions as a result of separation of service;
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Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
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In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
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When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
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Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
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Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; or
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Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
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Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section
31

Choosing a Share Class

501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; and
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Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
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Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
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Investors who purchase through Advisory Programs with an approved financial intermediary; or
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Registered investment companies.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds, who invest at least $2,500;
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Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
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Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
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Investors who purchase through Advisory Programs with an approved financial intermediary.
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Purchases by:
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investment advisory clients of the Adviser; or
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investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Funds, and Fund Service Providers
Current and retired trustees of Victory-advised mutual funds, and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
32

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C and Class R shares of the Funds.
Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of its Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of its Class R shares. The fee is paid for general distribution services and for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Because Rule 12b-1 fees are paid out of a Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
33

Information About Fees

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.
34

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50.Different intermediaries may impose different minimum investments. These variations are described in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.
For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
35

How to Buy Shares

The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
◼
By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
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By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
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By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
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By Systematic Investment Plan
36

How to Buy Shares

To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Retirement Plans
You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.
37

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND (800-539-3863) or by visiting
VictoryFunds.com

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
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To exchange with a Victory Fund, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.
Class C Share Conversion
Class C shares of the Fund will automatically convert to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds' share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
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By Telephone
38

How to Exchange Shares

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
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Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
39

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
◼
Mail a check to the address of record;
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Wire funds to a previously designated domestic financial institution;
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Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
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The check is not being mailed to the address on your account;
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The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.
40

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
A Fund may suspend your right to redeem your shares in the following circumstances:
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During non-routine closings of the NYSE;
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When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
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A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
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A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
41

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. Each Fund passes its earnings along to investors in the form of dividends. Dividends paid by a Fund represent the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, each Fund declares and pays dividends annually. However, a Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).
42

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
Each Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable as long-term capital gains.
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You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
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Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
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An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
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An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
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Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
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An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
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Tax statements will be mailed from each Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
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Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
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A Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
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If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
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Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may
43

Distributions and Taxes

apply to dividends paid by a Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
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You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
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The Funds may provide estimated capital gain distribution information through the website at VictoryFunds.com.
Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
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Name;
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Date of birth (for individuals);
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Residential or business street address (although post office boxes are still permitted for mailing); and
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Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the MSG, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
44

Important Fund Policies

	Notary Public	SVP	MSG
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
The Funds' Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:
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Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
45

Important Fund Policies

We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI, which is available upon request and on the Funds' website at VictoryFunds.com.
Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.
46

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented  for the fiscal years ended on or after December 31, 2019 has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' annual report. The information for all years prior to December 31, 2019 has been audited by a different independent registered public accounting firm. The Funds' annual and semi-annual reports are available by calling the Victory Funds at 800-539-FUND (800-539-3863) and at www.VictoryFunds.com.
The financial highlights for each Fund reflect the historical financial highlights of its corresponding predecessor fund, a separate series of RS Investment Trust that was managed by RS Investment Management Co. LLC. Upon the completion of the reorganization of each predecessor fund with and into its respective Fund, which occurred on July 29, 2016, the Class A, C, R and Y shares of each Fund, as applicable, assumed the performance, financial and other historical information of the Class A, C, K and Y shares, respectively, of the corresponding predecessor fund.
47

INCORE Investment Quality Bond Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.72	$9.26	$9.59	$9.48	$9.57
Investment Activities
Net Investment Income (Loss)(a)	0.16	0.20	0.21	0.18	0.22
Net Realized and Unrealized Gains (Losses) on Investments	0.61	0.49	(0.29)	0.16	0.16
Total from Investment Activities	0.77	0.69	(0.08)	0.34	0.38
Distributions to Shareholders From
Net Investment Income	(0.21)	(0.23)	(0.25)	(0.23)	(0.23)
Net Realized Gains from Investments	—	—	—	—	(0.24)
Total Distributions	(0.21)	(0.23)	(0.25)	(0.23)	(0.47)
Net Asset Value, End of Period	$10.28	$9.72	$9.26	$9.59	$9.48
Total Return (Excludes Sales Charge)	7.94%	7.49%	(0.80)%	3.62%	4.01%
Ratios to Average Net Assets
Net Expenses	0.90%	0.90%	0.90%	0.90%	0.90%
Net Investment Income (Loss)	1.60%	2.13%	2.27%	1.86%	2.29%
Gross Expenses	1.27%	1.23%	1.13%	1.07%	1.14%
Supplemental Data
Net Assets, End of Period (000's)	$21,423	$22,004	$24,049	$31,306	$40,510
Portfolio Turnover(b)	80%	92%	115%	70%	148%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
48

INCORE Investment Quality Bond Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.72	$9.25	$9.58	$9.47	$9.56
Investment Activities
Net Investment Income (Loss)(a)	0.08	0.12	0.13	0.10	0.14
Net Realized and Unrealized Gains (Losses) on Investments	0.59	0.49	(0.29)	0.16	0.16
Total from Investment Activities	0.67	0.61	(0.16)	0.26	0.30
Distributions to Shareholders From
Net Investment Income	(0.12)	(0.14)	(0.17)	(0.15)	(0.15)
Net Realized Gains from Investments	—	—	—	—	(0.24)
Total Distributions	(0.12)	(0.14)	(0.17)	(0.15)	(0.39)
Net Asset Value, End of Period	$10.27	$9.72	$9.25	$9.58	$9.47
Total Return (Excludes Sales Charge)	6.89%	6.65%	(1.66)%	2.74%	3.11%
Ratios to Average Net Assets
Net Expenses	1.77%	1.77%	1.77%	1.77%	1.77%
Net Investment Income (Loss)	0.76%	1.28%	1.42%	0.99%	1.42%
Gross Expenses	2.39%	2.23%	2.10%	1.91%	1.92%
Supplemental Data
Net Assets, End of Period (000's)	$2,526	$2,824	$3,634	$6,127	$8,915
Portfolio Turnover(b)	80%	92%	115%	70%	148%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
49

INCORE Investment Quality Bond Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.75	$9.28	$9.61	$9.50	$9.58
Investment Activities
Net Investment Income (Loss)(a)	0.12	0.16	0.18	0.14	0.19
Net Realized and Unrealized Gains (Losses) on Investments	0.59	0.50	(0.30)	0.16	0.17
Total from Investment Activities	0.71	0.66	(0.12)	0.30	0.36
Distributions to Shareholders From
Net Investment Income	(0.16)	(0.19)	(0.21)	(0.19)	(0.20)
Net Realized Gains from Investments	—	—	—	—	(0.24)
Total Distributions	(0.16)	(0.19)	(0.21)	(0.19)	(0.44)
Net Asset Value, End of Period	$10.30	$9.75	$9.28	$9.61	$9.50
Total Return (Excludes Sales Charge)	7.37%	7.14%	(1.20)%	3.16%	3.71%
Ratios to Average Net Assets
Net Expenses	1.30%	1.30%	1.30%	1.30%	1.30%
Net Investment Income (Loss)	1.16%	1.71%	1.88%	1.44%	1.90%
Gross Expenses	1.84%	1.83%	1.69%	1.65%	1.44%
Supplemental Data
Net Assets, End of Period (000's)	$3,603	$3,362	$3,192	$3,940	$4,477
Portfolio Turnover(b)	80%	92%	115%	70%	148%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
50

INCORE Investment Quality Bond Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.71	$9.25	$9.58	$9.47	$9.56
Investment Activities
Net Investment Income (Loss)(a)	0.19	0.22	0.23	0.20	0.25
Net Realized and Unrealized Gains (Losses) on Investments	0.60	0.49	(0.29)	0.16	0.16
Total from Investment Activities	0.79	0.71	(0.06)	0.36	0.41
Distributions to Shareholders From
Net Investment Income	(0.23)	(0.25)	(0.27)	(0.25)	(0.26)
Net Realized Gains from Investments	—	—	—	—	(0.24)
Total Distributions	(0.23)	(0.25)	(0.27)	(0.25)	(0.50)
Net Asset Value, End of Period	$10.27	$9.71	$9.25	$9.58	$9.47
Total Return (Excludes Sales Charge)	8.21%	7.76%	(0.56)%	3.87%	4.26%
Ratios to Average Net Assets
Net Expenses	0.66%	0.66%	0.66%	0.66%	0.66%
Net Investment Income (Loss)	1.91%	2.35%	2.51%	2.09%	2.53%
Gross Expenses	1.31%	1.24%	1.12%	0.98%	0.94%
Supplemental Data
Net Assets, End of Period (000's)	$2,770	$3,412	$3,265	$4,421	$6,133
Portfolio Turnover(b)	80%	92%	115%	70%	148%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
51

INCORE Low Duration Bond Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.99	$9.86	$9.99	$10.03	$9.95
Investment Activities
Net Investment Income (Loss)(a)	0.14	0.19	0.16	0.12	0.12
Net Realized and Unrealized Gains (Losses) on Investments	0.24	0.15	(0.08)	0.02	0.06
Total from Investment Activities	0.38	0.34	0.08	0.14	0.18
Distributions to Shareholders From
Net Investment Income	(0.14)	(0.20)	(0.21)	(0.18)	(0.10)
Return of Capital	(0.03)	(0.01)	—	—	—
Total Distributions	(0.17)	(0.21)	(0.21)	(0.18)	(0.10)
Capital Contributions from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$10.20	$9.99	$9.86	$9.99	$10.03
Total Return (Excludes Sales Charge)(c)	3.85%	3.51%	0.73%	1.47%	1.80%(d)
Ratios to Average Net Assets
Net Expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Net Investment Income (Loss)	1.39%	1.93%	1.66%	1.21%	1.21%
Gross Expenses	0.95%	0.95%	0.90%	0.90%	0.89%
Supplemental Data
Net Assets, End of Period (000's)	$70,357	$61,972	$96,210	$149,287	$214,825
Portfolio Turnover(e)	85%	50%	45%	62%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
Includes adjustments in accordance with U.S. generally accepted accounting principals.
(d)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
52

INCORE Low Duration Bond Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.99	$9.85	$9.99	$10.02	$9.95
Investment Activities
Net Investment Income (Loss)(a)	0.08	0.12	0.09	0.04	0.04
Net Realized and Unrealized Gains (Losses) on Investments	0.22	0.16	(0.09)	0.03	0.05
Total from Investment Activities	0.30	0.28	— (b)	0.07	0.09
Distributions to Shareholders From
Net Investment Income	(0.07)	(0.14)	(0.14)	(0.10)	(0.02)
Return of Capital	(0.02)	— (b)	—	—	—
Total Distributions	(0.09)	(0.14)	(0.14)	(0.10)	(0.02)
Capital Contributions from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$10.20	$9.99	$9.85	$9.99	$10.02
Total Return (Excludes Sales Charge)(c)	3.05%	2.81%	(0.04)%	0.70%	0.94%(d)
Ratios to Average Net Assets
Net Expenses	1.62%	1.62%	1.62%	1.62%	1.62%
Net Investment Income (Loss)	0.76%	1.17%	0.88%	0.44%	0.44%
Gross Expenses	1.72%	1.70%	1.68%	1.65%	1.65%
Supplemental Data
Net Assets, End of Period (000's)	$23,504	$38,969	$62,103	$82,847	$117,544
Portfolio Turnover(e)	85%	50%	45%	62%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
Includes adjustments in accordance with U.S. generally accepted accounting principals.
(d)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
53

INCORE Low Duration Bond Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.99	$9.86	$9.99	$10.02	$9.95
Investment Activities
Net Investment Income (Loss)(a)	0.10	0.15	0.12	0.08	0.08
Net Realized and Unrealized Gains (Losses) on Investments	0.24	0.15	(0.08)	0.03	0.05
Total from Investment Activities	0.34	0.30	0.04	0.11	0.13
Distributions to Shareholders From
Net Investment Income	(0.10)	(0.16)	(0.17)	(0.14)	(0.06)
Return of Capital	(0.03)	(0.01)	—	—	—
Total Distributions	(0.13)	(0.17)	(0.17)	(0.14)	(0.06)
Capital Contributions from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$10.20	$9.99	$9.86	$9.99	$10.02
Total Return (Excludes Sales Charge)(c)	3.41%	3.17%	0.31%	1.05%	1.33%(d)
Ratios to Average Net Assets
Net Expenses	1.27%	1.27%	1.27%	1.27%	1.23%
Net Investment Income (Loss)	0.99%	1.50%	1.20%	0.79%	0.83%
Gross Expenses	2.38%	2.13%	1.87%	1.68%	1.25%
Supplemental Data
Net Assets, End of Period (000's)	$1,129	$1,147	$1,554	$2,078	$2,583
Portfolio Turnover(e)	85%	50%	45%	62%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
Includes adjustments in accordance with U.S. generally accepted accounting principals.
(d)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
54

INCORE Low Duration Bond Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.99	$9.86	$10.00	$10.03	$9.95
Investment Activities
Net Investment Income (Loss)(a)	0.17	0.21	0.19	0.15	0.14
Net Realized and Unrealized Gains (Losses) on Investments	0.23	0.16	(0.10)	0.02	0.06
Total from Investment Activities	0.40	0.37	0.09	0.17	0.20
Distributions to Shareholders From
Net Investment Income	(0.15)	(0.23)	(0.23)	(0.20)	(0.12)
Return of Capital	(0.04)	(0.01)	—	—	—
Total Distributions	(0.19)	(0.24)	(0.23)	(0.20)	(0.12)
Capital Contributions from Prior Custodian, Net	—	—	—	—	—(b)
Net Asset Value, End of Period	$10.20	$9.99	$9.86	$10.00	$10.03
Total Return (Excludes Sales Charge)(c)	4.08%	3.76%	0.96%	1.71%	2.04%(d)
Ratios to Average Net Assets
Net Expenses	0.62%	0.62%	0.62%	0.62%	0.60%
Net Investment Income (Loss)	1.64%	2.12%	1.87%	1.44%	1.42%
Gross Expenses	0.68%	0.69%	0.68%	0.65%	0.63%
Supplemental Data
Net Assets, End of Period (000's)	$165,330	$164,509	$180,034	$271,294	$334,841
Portfolio Turnover(e)	85%	50%	45%	62%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
Includes adjustments in accordance with U.S. generally accepted accounting principals.
(d)
The Fund received monies related to a nonrecurring refund from the prior Custodian. The corresponding impact to the total return was less than 0.005% for the period shown.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
55

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co. or Oppenheimer & Co. Inc. platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or in the SAI.
Front-End Sales Charge Waivers on Class A Shares available at Merrill Lynch
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
◼
Shares purchased through a Merrill Lynch affiliated investment advisory program
◼
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
◼
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
◼
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales load discounts and waivers
◼
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
◼
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic
56

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on A and C Shares available at Merrill Lynch
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
◼
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
◼
Shares acquired through a right of reinstatement
◼
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
◼
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Ameriprise Financial
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
57

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
◼
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
◼
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load
58

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a right of reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
59

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Shares acquired through a right of reinstatement
◼
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 701/2 as described in the fund’s Prospectus.
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a right of reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge
Edward D. Jones & Co (”Edward Jones“)
Effective on or after May 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the
60

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Fund’s Prospectus or statement of additional information (”SAI“) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints - Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
◼
Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers - Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
61

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
Death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform
◼
A 529 account held on an Edward Jones platform
◼
An account with an active systematic investment plan or LOI
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
62

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
63

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares
◼
Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures All other sales charge waivers and reductions described elsewhere in the Fund’ Prospectus or SAI still apply.
64

P.O. Box 182593

Columbus, OH 43218-2593
Statement of Additional Information (SAI): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-Annual Reports: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about a Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
By mail:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You also can get information about a Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC's Edgar database at http://www.sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
On the Internet:
EDGAR database at sec.gov or by email request at
publicinfo@sec.gov
Investment Company Act File Number 811-4852
VF-RS-IFIF-PRO (05/21)

May 1, 2021
Prospectus
Victory Floating Rate Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSFLX	RSFCX	—	RSFKX	—	RSFYX
Victory High Income Municipal Bond Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSHMX	RSHCX	—	—	—	RHMYX
Victory High Yield Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
GUHYX	RHYCX	—	RHYKX	—	RSYYX
Victory Strategic Income Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
RSIAX	RSICX	—	RINKX	—	RSRYX
Victory Tax-Exempt Fund
Class A	Class C	Class I	Class R	Class R6	Class Y
GUTEX	RETCX	—	—	—	RSTYX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds’ shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
www.vcm.com
800-539-FUND (800-539-3863)

Floating Rate Fund Summary
Investment Objective
The Victory Floating Rate Fund (the “Fund”) seeks to provide a high level of current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 50 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.27%	0.29%	5.05%	0.28%
Total Annual Fund Operating Expenses	1.17%	1.94%	6.20%	0.93%
Fee Waiver/Expense Reimbursement[3]	(0.17)%	(0.14)%	(4.64)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.00%	1.80%	1.56%	0.78%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.00%, 1.80%, 1.56% and 0.78% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
1

Floating Rate Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$325	$572	$838	$1,599
Class C	$283	$596	$1,034	$2,253
Class R	$159	$1,426	$2,663	$5,628
Class Y	$80	$281	$500	$1,129
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$183	$596	$1,034	$2,253
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its assets in floating rate loans and other floating rate investments. Park Avenue Institutional Advisers LLC, the Fund’s sub-adviser, (“Park Avenue”) expects that most or all of the investments held by the Fund will typically be below investment grade.
Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or “float” periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.
Park Avenue considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.
Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the Fund considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.
2

Floating Rate Fund Summary
Floating rate loans in which the Fund invests are expected to be “senior” loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.
The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations, such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.
Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.
An investment will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by Standard & Poor’s Ratings Group, or if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).
Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although Park Avenue considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on Park Avenue’s ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
3

Floating Rate Fund Summary
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. The terms of many floating rate loans and other instruments are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. It is anticipated that LIBOR will be discontinued at the end of 2021, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgement of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
4

Floating Rate Fund Summary
Credit Derivatives Risk – Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Floating Rate Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
5

Floating Rate Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	10.79%	June 30, 2020
Lowest Quarter	-14.66%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	2.41%	5.59%	3.92%
CLASS A After Taxes on Distributions	0.13%	3.27%	1.81%
CLASS A After Taxes on Distributions and Sale of Fund Shares	1.32%	3.24%	2.06%
CLASS C Before Taxes	2.97%	5.23%	3.35%
CLASS R Before Taxes	4.23%	5.47%	3.61%
CLASS Y Before Taxes	4.92%	6.30%	4.38%
Index
S&P/LSTA U.S. Leveraged Loan Index reflects no deduction for fees, expenses or taxes.	3.12%	5.24%	4.32%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
6

Floating Rate Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc.
Investment Sub-Adviser
Park Avenue Institutional Advisers LLC
Investment Team
	Title	Tenure with the Fund
John Blaney, CFA	Portfolio Manager	Since 2013
Andrew Liggio	Portfolio Manager	Since March 2021
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
7

High Income Municipal Bond Fund Summary
Investment Objective
The Victory High Income Municipal Bond Fund (the “Fund”) seeks to provide a high current income exempt from federal income taxes with a secondary objective of capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 50 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.35%	0.40%	0.43%
Total Annual Fund Operating Expenses	1.10%	1.90%	0.93%
Fee Waiver/Expense Reimbursement[3]	(0.30)%	(0.33)%	(0.36)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.80%	1.57%	0.57%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.80%, 1.57% and 0.57% of the Fund’s Class A, Class C and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
8

High Income Municipal Bond Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$305	$538	$789	$1,509
Class C	$260	$565	$996	$2,195
Class Y	$58	$260	$480	$1,110
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$160	$565	$996	$2,195
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the “AMT”)). Under normal circumstances at least 80% of the value of the Fund’s assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval.
The Adviser allocates the Fund’s investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Adviser to be of comparable quality), commonly known as “high yield” or “junk” bonds.
In selecting securities for the Fund, the Adviser performs in-depth credit analysis of the issuer’s creditworthiness and of the securities. The Adviser attempts to identify securities paying attractive current income, and securities that it believes are undervalued.
The Adviser considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.
Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
◼
general obligation bonds, of state and local governments secured by the issuer’s unlimited or limited taxing power;
◼
specific obligation bonds, payable by a special tax or revenue source;
9

High Income Municipal Bond Fund Summary
◼
revenue bonds, supported by a revenue source related to the project being financed;
◼
notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and
◼
private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Adviser may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.
The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as “high yield” or “junk” bonds. A security will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by Standard & Poor’s Ratings Group, or if unrated, is considered by the Adviser to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall.
The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities, floating and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security (“inverse floaters”). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.
The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by
10

High Income Municipal Bond Fund Summary
governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Municipal Obligations Risk – Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and may affect the overall municipal securities market. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk – Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgement of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
11

High Income Municipal Bond Fund Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C and Y shares of the RS High Income Municipal Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. The Fund’s investment team changed on April 1, 2020.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	5.30%	June 30, 2011
Lowest Quarter	-5.97%	December 31, 2016
12

High Income Municipal Bond Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	3.12%	3.79%	5.04%
CLASS A After Taxes on Distributions	2.85%	3.70%	5.00%
CLASS A After Taxes on Distributions and Sale of Fund Shares	3.41%	3.80%	4.88%
CLASS C Before Taxes	3.72%	3.47%	4.49%
CLASS Y Before Taxes	5.76%	4.51%	5.52%
Indices
Bloomberg Barclays Municipal Bond Index reflects no deduction for fees, expenses or taxes.	5.21%	3.91%	4.63%
Bloomberg Barclays High Yield Municipal Bond Index returns reflect no deduction for fees, expenses, or taxes.	4.89%	6.56%	6.86%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s USAA Investments, A Victory Capital investment franchise.
Investment Team
	Title	Tenure with the Fund
Regina G. Conklin, CFA, CPA	Senior Portfolio Manager	Since April 2020
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since April 2020
Lauren Spalten	Portfolio Manager	Since March 2021
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
13

High Income Municipal Bond Fund Summary
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
14

High Yield Fund Summary
Investment Objective
The Victory High Yield Fund (the “Fund”) seeks to provide current income. Capital appreciation is a secondry objective.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 50 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.27%	0.21%	0.22%	0.30%
Total Annual Fund Operating Expenses	1.12%	1.81%	1.32%	0.90%
Fee Waiver/Expense Reimbursement[3]	(0.12)%	(0.11)%	0.00%	(0.14)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	1.00%	1.70%	1.32%	0.76%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.00%, 1.70%, 1.35% and 0.76% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
15

High Yield Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$325	$561	$817	$1,547
Class C	$273	$559	$970	$2,118
Class R	$134	$418	$723	$1,590
Class Y	$78	$273	$485	$1,095
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$173	$559	$970	$2,118
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 124% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests primarily in securities, including high-yield corporate bonds, convertible bonds, and other debt securities, that are rated below investment grade by nationally recognized statistical ratings organizations (commonly known as “high-yield” securities or “junk bonds”) at the time of purchase or, if unrated, have been determined by Park Avenue Institutional Advisers LLC, the Fund’s sub-adviser, (“Park Avenue”) to be of comparable quality.
Park Avenue considers several factors in purchasing and selling securities, such as the price of the security and the earnings patterns, the financial history, the management structure, and the general prospects of the issuer. Park Avenue considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the high-yield securities in which the Fund invests. There is no lower limit on the rating of securities that may be held by the Fund. Some of the securities that the Fund buys and holds may be in default.
Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.
The Fund invests, under normal circumstances, at least 80% of its assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. An investment will be considered to be rated below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by Standard & Poor’s Ratings Group or, if unrated, has been determined by Park Avenue to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, and convertible bonds. The Fund may invest in
16

High Yield Fund Summary
loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions. The Fund may invest in loans of any maturity and credit quality.
The Fund may invest in common and preferred stocks, warrants to purchase common stocks, bonds, or other securities; typically, not more than 20% of the Fund’s assets will be invested in these types of securities.
The Fund also may invest up to 35% of the value of its total assets in foreign securities and so-called Yankee securities, which include debt securities issued by non-U.S. corporate or government entities but denominated in U.S. dollars.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.
Principal Risks
The Fund’s investments are subject to the following principal risks:
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of
17

High Yield Fund Summary
its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. The terms of many floating rate loans and other instruments are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. It is anticipated that LIBOR will be discontinued at the end of 2021, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.
Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgement of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk – Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
18

High Yield Fund Summary
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
19

High Yield Fund Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS High Yield Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	9.46%	June 30, 2020
Lowest Quarter	-14.01%	March 31, 2020
20

High Yield Fund Summary

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	5.26%	9.00%	6.41%
CLASS A After Taxes on Distributions	2.78%	6.32%	3.68%
CLASS A After Taxes on Distributions and Sale of Fund Shares	2.98%	5.73%	3.72%
CLASS C Before Taxes	5.68%	8.71%	5.88%
CLASS R Before Taxes	7.24%	9.07%	6.26%
CLASS Y Before Taxes	7.73%	9.75%	6.89%
Index
Bloomberg Barclays U.S. Corporate High-Yield Bond Index reflects no deduction for fees, expenses or taxes.	7.11%	8.59%	6.80%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc.
Investment Sub-Adviser
Park Avenue Institutional Advisers LLC
Investment Team
	Title	Tenure with the Fund
John Blaney, CFA	Portfolio Manager	Since 2015
Andrew Liggio	Portfolio Manager	Since March 2021
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
21

High Yield Fund Summary
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
22

Strategic Income Fund Summary
Investment Objective
The Victory Strategic Income Fund (the “Fund”) seeks to provide a high current income with a secondary objective of capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 50 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.23%	0.36%	0.62%	0.31%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.09%	1.97%	1.73%	0.92%
Fee Waiver/Expense Reimbursement[3]	(0.13)%	(0.22)%	(0.38)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.96%	1.75%	1.35%	0.75%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.95%, 1.74%, 1.34% and 0.74% of the Fund’s Class A, Class C, Class R and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
23

Strategic Income Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$321	$551	$800	$1,512
Class C	$278	$597	$1,042	$2,278
Class R	$137	$508	$903	$2,009
Class Y	$77	$276	$493	$1,116
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$178	$597	$1,042	$2,278
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 194% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests in fixed-income obligations of any kind, including, by way of example, U.S. and foreign corporate investment-grade securities; U.S. government securities and securities of foreign governments and supranational entities; U.S. and foreign below investment grade bonds; and cash instruments. Park Avenue Institutional Advisers LLC, the Fund’s sub-adviser, (“Park Avenue”) allocates the Fund’s investments among these (and other) types of obligations based on its detailed analysis of market, economic, political, and other factors, and of the potential for the various obligations to provide high current income and/or capital appreciation.
Park Avenue selects specific investments for the Fund by considering a wide variety of factors, including yield, potential for appreciation in value, the credit quality of the issuer or collateral, maturity, and the degree of risk associated with a specific investment relative to the potential for favorable investment returns and to other investments.
Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.
The Fund may invest in investments of any maturity. The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by Park Avenue to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by Standard & Poor’s Ratings Group, or if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest
24

Strategic Income Fund Summary
and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall.
The Fund may invest in emerging markets debt. There is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.
The Fund may invest in any type of debt instrument, including, for example, domestic or foreign corporate debt securities, securities issued or guaranteed by sovereign governments, their agencies, or instrumentalities, and mortgage-backed securities. The Fund may invest in “tax credit bonds” (including Build America Bonds, clean renewable energy bonds and qualified tax credit bonds) and tax-exempt bonds. The Fund may invest in convertible securities and warrants. The Fund may invest a substantial portion of its assets in mortgage-backed securities, including collateralized mortgage obligations, and other asset-backed securities. The Fund may invest in loans of any maturity and credit quality.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation. In addition, as a substitute for investments directly in debt securities, the Fund may seek exposure to such debt securities through investments in exchange-traded funds.
As a result of its investment strategy, the Fund may experience annual portfolio turnover in excess of 100%.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be
25

Strategic Income Fund Summary
impaired. The terms of many floating rate loans and other instruments are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. It is anticipated that LIBOR will be discontinued at the end of 2021, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Mortgage- and Asset-Backed Securities Risk — During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults.
Municipal Obligations Risk – Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and may affect the overall municipal securities market. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk – Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgement of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their
26

Strategic Income Fund Summary
domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Investment Company Risk — An investment company or similar vehicle (including an ETF) in which the Fund invests may not achieve its investment objective. Underlying investment vehicles are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Portfolio Turnover Risk — Higher portfolio turnover ratios resulting from additional purchases and sales of portfolio securities will generally result in higher transaction costs and Fund expenses and can lead to distribution of additional short-term capital gains to investors, which are taxed as ordinary income.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C, R and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C, K and Y shares of the RS Strategic Income Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
27

Strategic Income Fund Summary
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	4.42%	June 30, 2020
Lowest Quarter	-2.71%	June 30, 2013

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	6.61%	5.25%	4.20%
CLASS A After Taxes on Distributions	5.45%	3.96%	2.71%
CLASS A After Taxes on Distributions and Sale of Fund Shares	4.05%	3.47%	2.59%
CLASS C Before Taxes	7.28%	4.90%	3.63%
CLASS R Before Taxes	8.61%	5.30%	4.02%
CLASS Y Before Taxes	9.37%	5.96%	4.66%
Index
Bloomberg Barclays U.S. Aggregate Bond Index reflects no deduction for fees, expenses or taxes.	7.51%	4.44%	3.84%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc.
Investment Sub-Adviser
Park Avenue Institutional Advisers LLC
28

Strategic Income Fund Summary
Investment Team
	Title	Tenure with the Fund
Robert J. Crimmins Jr.	Portfolio Manager	Since Inception
Demetrios Tsaparas, CFA	Portfolio Manager	Since 2013
Paul Jablansky	Portfolio Manager	Since 2014
Andrew Liggio	Portfolio Manager	Since March 2021
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	None	$1,000,000
Minimum Subsequent Investments	$50	$50	None	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
29

Tax-Exempt Fund Summary
Investment Objective
The Victory Tax-Exempt Fund (the “Fund”) seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available in Investing with the Victory Funds on page 50 of the Fund's Prospectus, in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries and from your financial intermediary.
Shareholder Fees
(fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None[1]	1.00%[2]	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.29%	0.41%	0.35%
Total Annual Fund Operating Expenses	1.04%	1.91%	0.85%
Fee Waiver/Expense Reimbursement[3]	(0.24)%	(0.31)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[3]	0.80%	1.60%	0.69%
1
A contingent deferred sales charge of 0.75% may be imposed on Class A shares with respect to purchases of $1,000,000 or more that are redeemed within 18 months of purchase. For additional information, see the section entitled Choosing a Share Class.
2
Applies to shares sold within 12 months of purchase.
3
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.80%, 1.60% and 0.69% of the Fund’s Class A, Class C and Class Y shares, respectively, through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in
30

Tax-Exempt Fund Summary
place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class A	$305	$525	$763	$1,446
Class C	$263	$570	$1,003	$2,208
Class Y	$70	$255	$456	$1,034
The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.
	1 Year	3 Years	5 Years	10 Years
Class C	$163	$570	$1,003	$2,208
The example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests primarily in investment-grade municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal income tax including the federal alternative minimum tax (“AMT”). Under normal circumstances at least 80% of the value of its assets will be invested in tax-exempt municipal obligations. This is a fundamental policy that cannot be changed without shareholder approval.
The Adviser allocates the Fund’s investments among a diversified portfolio of investment-grade municipal obligations. The Adviser focuses on credit and yield considerations when selecting investments for the Fund. The Fund typically invests in municipal securities with remaining maturities of between seven and 25 years, but invests in municipal obligations with remaining maturities outside of that range as appropriate based on the Adviser’s analysis of the market and the economy. As of March 31, 2021, the Fund’s dollar weighted average maturity was 22.24 years; the Fund’s dollar weighted average maturity may be substantially longer or shorter any time in the future.
Up to 20% of the value of the Fund’s net assets may be invested in bonds that pay interest subject to federal income tax, including bonds that pay interest subject to the AMT. Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
◼
general obligation bonds, guaranteed by the issuer’s full faith, credit, and taxing power;
◼
specific obligation bonds, payable by a special tax or revenue source;
◼
revenue bonds, supported by a revenue source related to the project being financed;
◼
notes or short-term obligations issued in anticipation of a bond sale, guaranteed by the collection of taxes or receipt of revenues; and
31

Tax-Exempt Fund Summary
◼
private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Adviser may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.
The Fund will normally invest in municipal securities that, at the time of purchase, are of investment grade. An investment-grade security is one that is rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB or higher by Standard & Poor’s Ratings Group or Fitch Ratings Inc., or if unrated, has been determined by the Adviser to be of comparable quality. The Fund may hold up to 20% of its assets in below investment grade or unrated municipal obligations that the Adviser determines to be of comparable quality.
The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities as well as floating and variable-rate demand notes and bonds.
The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Adviser determines that the potential return from such investment justifies the additional risk.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Municipal Obligations Risk – Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and
32

Tax-Exempt Fund Summary
may affect the overall municipal securities market. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk – Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgement of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund’s average annual total returns of the Fund's share classes, including applicable maximum sales charges, over the same period to one or more broad measures of market performance, which have characteristics relevant to the Fund's investment strategy. We assume reinvestment of dividends and distributions.
Performance data for the classes varies based on differences in their fee and expense structures. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at VictoryFunds.com.
Performance information for the Fund’s Class A, C and Y shares prior to July 30, 2016 reflects the historical performance of, respectively, the Class A, C and Y shares of the RS Tax-Exempt Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance
33

Tax-Exempt Fund Summary
has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. The Fund’s investment team changed on April 1, 2020.
Calendar Year Returns for Class A Shares
(Applicable sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	4.09%	September 30, 2011
Lowest Quarter	-5.09%	December 31, 2016

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS A Before Taxes	2.99%	3.73%	4.26%
CLASS A After Taxes on Distributions	2.75%	3.25%	3.96%
CLASS A After Taxes on Distributions and Sale of Fund Shares	3.25%	3.56%	4.02%
CLASS C Before Taxes	3.56%	3.37%	3.67%
CLASS Y Before Taxes	5.51%	4.34%	4.62%
Index
Bloomberg Barclays Municipal Bond Index reflects no deduction for fees, expenses or taxes.	5.21%	3.91%	4.63%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
34

Tax-Exempt Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s USAA Investments, A Victory Capital investment franchise.
Investment Team
	Title	Tenure with the Fund
Regina G. Conklin, CFA, CPA	Senior Portfolio Manager	Since April 2020
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since April 2020
Lauren Spalten	Portfolio Manager	Since March 2021
Purchase and Sale of Fund Shares
Investment Minimums	Class A	Class C	Class Y
Minimum Initial Investment	$2,500	$2,500	$1,000,000
Minimum Subsequent Investments	$50	$50	None
For Class A  and Class C shares a $1,000 minimum initial purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and purchases through automatic investment plans.
Certain broker-dealers and other financial intermediaries (such as a bank) may establish higher or lower minimum initial and subsequent investment amounts to which you may be subject if you invest through them.
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
35

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
Each Fund is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
The following section describes additional information about the principal investment strategy the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The SAI includes more information about the Funds, their investments, and the related risks. Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. These positions may reduce the benefit from any upswing in the market, cause a Fund to fail to meet its investment objective and increase a Fund's expenses.
The Tax-Exempt Fund’s policy to invest at least 80% of its net assets in tax-exempt municipal obligations and the High Income Municipal Bond Fund’s policy to invest at least 80% of its net assets in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT) cannot be changed without the approval of the applicable Fund’s shareholders. The Floating Rate Fund’s and High Yield Fund’s policy to invest at least 80% of its assets in the type of securities suggested by the Fund’s name is non-fundamental and may be changed by the Board of Trustees upon at least 60 days’ written notice to shareholders. For purposes of a Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, exclusive of collateral held from securities lending. Any derivatives counted towards a Fund’s 80% investment policy will be valued at market value.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-539-FUND (800-539-3863) or please visit VictoryFunds.com.
36

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
U.S. Government Securities1
Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.
U.S. Government Instrumentalities1
Securities issued by U.S. government instrumentalities such as: the Student Loan Marketing Association (“SLMA” or Sallie Mae), The Federal Farm Credit Bank (“FFCB”), and Federal Home Loan Banks. Certain instrumentalities are “wholly-owned Government corporations,” such as the Tennessee Valley Authority (“TVA”).
Corporate Debt Obligations
Debt instruments issued by corporations. They may be secured or unsecured.
Convertible or Exchangeable Obligations
Debt instruments that may be exchanged or converted to other securities.
Loans
Debt obligations of companies or other entities that are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the loan. A loan may be acquired directly in a transaction arranged through an agent or by assignment from another holder of the loan.
Mortgage-Backed Securities
Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans.
Mortgage Dollar Rolls
Repurchase transactions in which the Fund may agree to sell a mortgage-backed security for settlement on one date and buy back the same security for settlement on a later date at a lower price.
When-Issued, To-Be-Announced (“TBA”) and Delayed-Delivery Securities
Securities that are purchased or sold for delivery at a later time. In a TBA transaction, a seller generally agrees to deliver a mortgage-backed security meeting certain criteria at a future date.
Zero Coupon Bonds
Debt instruments that are purchased at a discount from face value. The bond’s face value is received at maturity, with no interest payments before then.
1
Obligations of entities such as the GNMA are backed by the full faith and credit of the U.S. Treasury. Others, such as the FNMA, SLMA, FHLB, FHLMC, FMAC and TVA are supported by the right of the issuer to borrow from the U.S. Treasury. FFCB is supported only by the credit of the federal instrumentality. See the SAI for more information about investments in obligations of U.S. government instrumentalities and wholly-owned government corporations.
37

Investments

Asset-Backed Securities
Debt securities backed by loans or accounts receivable originated by banks, credit card companies, student loan issuers, or other providers of credit. These securities may be enhanced by a bank letter of credit or by insurance coverage provided by a third party.
Derivatives
Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including credit default swap contracts, swaps, futures contracts (both short and long positions), options on futures contracts, options, and forward currency exchange contracts. A Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner other than investing in the asset directly or for any other permissible purpose. Hedging may relate to a specific investment, a group of investments, or a Fund’s portfolio as a whole. Currently, some swaps may be negotiated bilaterally and others may be subject to mandatory clearing and exchange trading requirements. These requirements may decrease counterparty exposure and increase liquidity, but will not make swap transactions risk free.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds (“ETFs”) that invest in foreign corporations.
The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Investment Companies
The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, a Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities, letters of credit, and certificates of deposit.
38

Risk Factors

The following provides additional information about the Funds' principal risks and supplements those risks discussed in each Fund's Fund Summary section of this Prospectus.
	Floating Rate	High Income Municipal Bond	High Yield	Strategic Income	Tax- Exempt
Active Trading Risk			X	X
Below-Investment-Grade Securities Risk	X	X	X	X	X
Convertible Securities Risk			X	X
Credit Derivatives Risk	X	X	X	X	X
Debt Security Risk	X	X	X	X	X
Derivatives Risk	X	X	X	X	X
Emerging Markets Risk				X
Equity Risk			X
Foreign Securities Risk	X		X	X
Geopolitical/Natural Disaster Risk	X	X	X	X	X
Investment Company Risk				X
IT and Operational Risk	X	X	X	X	X
Liquidity Risk	X	X	X	X	X
Loan Risk	X		X	X
Management Risk	X	X	X	X	X
Mortgage- and Asset-Backed Securities Risk			X	X
Municipal Obligations Risk		X		X
U.S. Government Securities Risk	X	X	X	X	X
When-Issued, TBA and Delayed-Delivery Securities			X	X
Active Trading Risk — To the extent the Fund buys and sells securities actively, it could have higher expenses (which reduces returns to shareholders) and higher taxable distributions. While it is not an investment strategy to actively trade the Fund’s portfolio, the Adviser may from time to time do so, generating portfolio turnover rates in excess of 100%.
Below-Investment-Grade Securities Risk — Below-investment-grade securities (high-yield or “junk” bonds) are subject to certain risks in addition to those risks associated with higher-rated securities. Below-investment-grade securities generally offer higher yields than investment-grade securities with similar maturities because the financial condition of the issuers may not be as strong as issuers of investment-grade securities. For this reason, below-investment-grade securities may be considered speculative, which means that there is a higher risk that a Fund may lose a substantial portion or all of its investment in a particular below-investment-grade security. Below-investment-grade securities may be more susceptible to real or perceived adverse economic conditions, which may cause them to be downgraded or default, less liquid, and more difficult to evaluate than investment-grade securities.
Convertible Securities Risk — The values of convertible securities in which the Fund may invest may be affected by market interest rates, reduction in credit quality or credit ratings, issuer default on interest and principal payments, and declines in the value of the underlying common stock. Additionally, an issuer may retain the right to buy back its convertible securities at a time and price unfavorable to the Fund.
Credit Derivatives Risk — Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Debt Securities Risks — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates, adverse economic or political conditions, tariffs and trade disruptions, inflation, or adverse investor sentiment generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Changes in value may occur sharply and unpredictably. Other factors that may affect the value of a debt security include public health crises, such as the
39

Risk Factors

COVID-19 pandemic, and responses by governments and companies to such crises. The COVID-19 pandemic is having, and any future outbreaks could have, an adverse impact on the issuers of debt securities in which a Fund may invest and the global economy in general, which impact could be material.
This pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. The outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things: (1) government imposition of various forms of “stay at home” orders and the closing of “non-essential” businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees; (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults; (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general. For example, actions by the U.S. Federal Reserve (also known as the “Fed”) have included direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty. The COVID-19 pandemic and other market events also may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
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Interest Rate Risk — The value of a security will decline if interest rates rise. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. The longer a Fund’s average portfolio duration, the more sensitive the Fund will be to changes in interest rates. In addition, during periods of increased market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives. Decisions by the Fed regarding interest rate and monetary policy can have a significant effect on the value of debt securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown.
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Inflation Risk — Inflation will erode the purchasing power of the cash flows generated by debt securities held by a Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.
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Reinvestment Risk — When interest rates are declining, the interest income and prepayments on a security a Fund receives will have to be reinvested at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.
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Credit (or Default) Risk — The issuer of a debt security may be unable to make timely payments of interest or principal. Credit risk is measured by nationally recognized statistical rating organizations (“NRSROs”) such as Standard & Poor’s (“S&P”), Fitch, Inc., and Moody’s Investor Service (“Moody’s”).
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Risk Factors

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Redemption Risk — The Fund may experience periods of heavy shareholder redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.
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Liquidity Risk — A lack of a ready market or restrictions on resale may limit a Fund’s ability to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of a Fund’s investments and may lead to increased redemptions. In addition, a Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for a Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. The capacity of dealers to make markets in fixed income securities may not keep pace with the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.
Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
Emerging Markets Risk — All of the risks associated with investing in foreign securities are increased in connection with investments in securities associated with emerging markets. Generally, emerging market countries are less diverse and mature than those of developed countries and their political systems are less stable. These countries are more likely to experience high levels of inflation, deflation or currency devaluation, which could also hurt their economies and securities markets. The risks of investing in these markets also include the risks of illiquidity, increased price volatility, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, and the nationalization of foreign deposits or assets. In addition, countries in emerging markets are more likely to experience instability in their markets due to social and political changes. Further, due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries, investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries. Consequently, emerging market securities may be subject to relatively more abrupt and severe price declines.
Equity Risk — The market prices of equity securities, which may include common stocks and other stock-related securities such as preferred stocks may fluctuate, sometimes rapidly or unpredictably. The value of a security may decline for reasons that directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services or due to
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Risk Factors

general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Unlike debt securities, which have preference to a company’s assets in case of liquidation, equity securities are entitled to the residual value after the company meets its other obligations. The Fund may continue to accept new subscriptions and to make additional investments in equity securities even under general market conditions that a Fund’s investment team views as unfavorable for equity securities.
Foreign Securities Risk
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Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Investments in depositary receipts (such as ADRs and GDRs) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.
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Political Risk — Foreign securities markets may be more volatile than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
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Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the U.S.
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such COVID-19, may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
Investment Company Risk — The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
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Risk Factors

Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which a Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for a Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in a Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, the Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as the Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).
Loan Risk — Investments in loans, including floating rate loans are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high-yield/junk bonds. This means they are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. In addition, investments in loans may be difficult to value and may be illiquid. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund’s NAV. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or borrowing to raise cash to meet redemption obligations or pursue other investment opportunities.  Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. In certain
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Risk Factors

circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law. The Fund’s Adviser or Sub-Adviser may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Additional risks of investments in loans include:
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Agent/Intermediary Risk - If the Fund holds a loan through another financial institution, or relies on another financial institution to administer the loan, the Fund’s receipt of principal and interest on the loan is subject to the credit risk of the financial institution. If the Fund holds its interest in a loan through another financial institution, the Fund likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Fund relies on a financial institution to administer a loan, the Fund is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.
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Collateral Impairment Risk - The terms of certain loans in which the Fund may invest require that collateral be maintained to support payment of the borrower’s obligations under the loan. However, the value of the collateral may decline after the Fund invests, and the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, the Fund’s interest in collateral securing a loan may be found invalid or may be used to pay other outstanding obligations of the borrower under applicable law. In the event that a borrower defaults, the Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that all or some of the collateral may be illiquid.
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Subordination Risk - Senior loans are subject to the risk that a court could subordinate them to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
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Limited Information Risk - Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Fund’s investment team.
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Settlement Risk - Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. In order to meet short-term liquidity needs, a Fund may draw on its cash or other short-term positions, maintain short-term liquid assets sufficient to meet reasonably anticipated redemptions, and maintain a credit facility.
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LIBOR Transition Risk - The terms of many floating rate loans, financings and other transactions are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of a Fund’s investments or the value or return on certain other Fund investments. It is anticipated that LIBOR will be discontinued at the end of 2021, though it is possible that certain LIBOR tenors may continue beyond 2021 and the most widely used LIBOR tenors may continue until mid-2023. The transition to a substitute rate may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.
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Risk Factors

Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Mortgage- and Asset-Backed Securities Risks — Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage-backed securities, represent a participation in, or are secured by, mortgage loans. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. During periods of falling interest rates, mortgage- and asset-backed securities, which typically provide the issuer with the right to call or prepay the security prior to maturity, may be called or prepaid, which may result in the Fund having to reinvest the proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security.
As a result, mortgage and asset-backed securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market values during periods of rising interest rates. Prepayment rates are difficult to predict and the potential impact of prepayments on the value of a mortgage- or asset-backed security depends on the terms of the instrument and can result in significant volatility. The price of a mortgage- or asset-backed security also depends on the credit quality and adequacy of the underlying assets or collateral. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. Subprime mortgage loans, which typically are made to less creditworthy borrowers, have a higher risk of default than conventional mortgage loans. Therefore, mortgage-backed securities backed by subprime mortgage loans may suffer significantly greater declines in value due to defaults. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Municipal Obligations Risk — The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Issuers, including governmental issuers of municipal obligations, may be unable to pay their obligations as they come due. Decreases in tax revenues, and increases in liabilities such as pension and health care liabilities, may increase the actual or perceived risk of default on such obligations. Because many municipal obligations are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer projects, conditions in these sectors can affect the overall municipal market. Payment of municipal obligations may depend on an issuer’s general unrestricted revenues, revenue generated by a specific project or the operator of a project, government appropriations, or aid from other governments. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations, causing interest received and distributed to shareholders by the Fund to be taxable and
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Risk Factors

resulting in a significant decline in the values of such municipal obligations. There is generally less public information available for municipal obligations compared to corporate equities or debt securities, and the investment performance of a Fund holding municipal obligations may therefore be more dependent on the analytical abilities of the Adviser or Sub-Adviser.
Victory High Income Municipal Bond Fund may invest in residual interest bonds (“inverse floaters”). Inverse floaters are a type of inverse floating rate security, and their values generally move in the opposite direction from interest rates. Inverse floaters typically are issued by a special purpose vehicle, and are structured to provide their holders with a leveraged return on a fixed-rate municipal bond held by the special purpose vehicle. The Fund’s investment in an inverse floater typically involves greater risk than an investment in a fixed-rate bond of comparable maturity and credit quality, and the value of an inverse floater is more volatile than that of a fixed-rate bond due to the leverage it entails. The Fund could lose more than the amount of its investment in certain types of inverse floaters. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities.
U.S. Government Securities — U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.
When-Issued, TBA and Delayed-Delivery Securities Risk — The market value of the security issued on a when-issued, TBA or delayed-delivery basis may change before the delivery date, which may adversely impact the Fund’s NAV. There is also the risk that a party fails to deliver the security on time or at all.
The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Investment Company Risk — The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, a Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or a Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
46

Organization and Management of the Funds

The Funds' Board of Trustees has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of March 31, 2021, the Adviser managed and advised assets totaling in excess of $154.3 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
The Adviser is a diversified global asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. USAA Investments, a Victory Capital Investment  franchise, is responsible for the day-to-day investment management of the Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund.
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
A discussion of the Board’s most recent considerations in approving the Advisory  and Sub-Advisory Agreement is included in each Fund’s annual report for the period ended December 31.
Advisory fees to be paid annually, before waivers, will be equal to the following:
Fund	Advisory Fee
Victory Floating Rate Fund	0.65%
Victory High Income Municipal Bond Fund	0.50%
Victory High Yield Fund	0.60%
Victory Strategic Income Fund	0.60%
Victory Tax-Exempt Fund	0.50%
The Sub-Adviser
The Adviser has entered into a Sub-Advisory Agreement with Park Avenue. Park Avenue is responsible for the day-to-day investment management of the Victory Floating Rate Fund, Victory High Yield Fund and Victory Strategic Income Fund, which includes buying and selling securities and choosing broker-dealers. Park Avenue is a Delaware limited liability company organized in 2015 and is a wholly-owned subsidiary of GIS. GIS, a Delaware limited liability company, and its predecessor, Guardian Investor Services Corporation, a New York corporation, served as investment sub-adviser for certain predecessor funds from 1968 through 2015. GIS is a subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”), a New York mutual insurance company. Located at 7 Hanover Square, New York, New York 10004, Park Avenue had approximately $8 billion in assets under management as of March 31, 2021. For its services, the Adviser, not the Fund, pays Park Avenue an annual fee out of the Adviser’s advisory fee.
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Organization and Management of the Funds

Portfolio Management
Each Fund’s portfolio managers are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.
John Blaney has been a co-portfolio manager of Victory Floating Rate Fund (including its predecessor fund) since 2013 and Victory High Yield Fund (including its predecessor fund) since 2015. Mr. Blaney is a managing director and co-head of the high yield and loan portfolio management group at Guardian Life, and has been with Guardian Life since 2000. He has focused on corporate credit and bank loan and high yield bond analysis since 2003. Prior to 2003, he was a structured products analyst and trader. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, Mr. Blaney spent three years as an investment analyst at MetLife. He is a CFA charterholder, and he is a member of the CFA Institute and the New York Society of Security Analysts.
Regina G. Conklin, CFA, CPA, is a Senior Portfolio Manager with USAA Investments, A Victory Capital Investment Franchise, and has managed the Funds since April 2020. Ms. Conklin has over 24 years of investment management experience. She worked 28 years with USAA Asset Management Company, which was acquired by the Adviser’s parent company in 2019. Ms. Conklin is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.
Robert J. Crimmins has been a member of the investment team of Victory Strategic Income Fund (including its predecessor fund) since its inception. Mr. Crimmins has been a managing director of Guardian Life since 2004 and is co-head of the investment grade portfolio management group at Guardian Life. From 2001 to 2004, Mr. Crimmins was a senior director at Guardian Life and prior to that, he was an assistant vice president of fixed-income investments of Guardian Life.
Andrew Hattman, CFA, CAIA, is a Portfolio Manager with USAA Investments, A Victory Capital Investment Franchise, and has managed the Funds since April 2020. Mr. Hattman has over eight years of investment management experience. Prior to joining the Adviser, Mr. Hattman worked for USAA Asset Management Company, which was acquired by the Adviser’s parent company in 2019. Mr. Hattman holds CFA and CAIA designations.
Lauren Spalten is a Portfolio Manager with USAA Investments, A Victory Capital Investment Franchise, and has managed the Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund since March 2021. In 2018, Ms. Spalten joined USAA Investments, which was acquired by the Adviser’s parent company in 2019, as a Municipal Analyst covering the Southeast region. Prior to joining USAA, Lauren was an Associate Director at Standard & Poor’s (now S&P Global Ratings), where she specialized in evaluating creditworthiness of state and local governments across the Southwest United States. Lauren has additional experience in commercial real estate development and business plan development, primarily for medical and non-profit entities.
Paul Jablansky has been a co-portfolio manager of Victory Strategic Income Fund (including its predecessor fund) since 2014. He is a managing director, head of fixed income strategy and investment grade research at Guardian Life. His previous investment management experience includes serving as the head of structured products at Western Asset Management from 2011 through 2013, where he was responsible for managing all aspects of structured products, including portfolio construction and management, trading, research, and surveillance. From 2010 through 2011, he was a managing director and head of non-agency mortgage-backed securities and asset-backed securities strategy at Royal Bank of Scotland. From 2008 through 2009, Mr. Jablansky was also co-managing partner and chief investment officer at 400 Capital Management, an investment management company he co-founded, where he focused on asset-backed, mortgage-backed, and commercial mortgage-backed strategies. Mr. Jablansky also served as a managing director at Banc of America Securities LLC from
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Organization and Management of the Funds

2003 through 2008 and held previous positions focusing on asset-backed securities, including roles at Citigroup/Salomon Smith Barney from 1994 through 2003 and Goldman Sachs & Company from 1990 through 1994.
Demetrios Tsaparas has been a co-portfolio manager of Victory Strategic Income Fund (including its predecessor fund) since 2013. Mr. Tsaparas is a senior director and has been with Guardian Life since 2008. He has worked on a broad range of domestic and global macro topics, including rates, currencies, inflation, and global central banks. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, he spent three years at New York Life Investment Management where he was second vice president for portfolio management, analytics and consulting. Prior to that, he was a trader and analyst for Spartan Capital Management. Mr. Tsaparas has a Chartered Financial Analyst (CFA) designation, and he is a member of the CFA Institute and the New York Society of Security Analysts.
Andrew Liggio has co-managed the Victory Floating Rate Fund, Victory High Yield Fund, and Victory Strategic Income Fund since March 2021. He is a managing director and head of the high yield and bank loan portfolio management group at Guardian Life. Before joining Guardian Life in 2016, he was a partner and analyst at Castle Hill Asset Management. He began his career as an auditor at Arthur Andersen and a credit assistant at The Bank of New York. Mr. Liggio holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the New York Society of Security Analysts.
The Funds' SAI provides additional information about the portfolio managers‘ method of compensation, other accounts they manage and any ownership interests they may have in the Funds.
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Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investment with the Victory Funds. These sections describe many of the share classes currently offered by the Victory Funds. The section Choosing a Share Class will help you decide which share class it may be to your advantage to buy.
Keep in mind that Class I, Class R, Class R6 and Class Y shares are available for purchase only by eligible shareholders. In addition, not all Victory Funds offer each class of shares described below, and therefore, certain classes may be discussed that are not necessarily offered by a Fund. The classes of shares that are offered by a Fund are those listed on the cover page designated with a ticker symbol. A Fund may also offer other share classes in different prospectuses.
This section of the Prospectus also describes how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund. Note, this information may vary if you invest through a third party such as a brokerage firm and will be dependent on that firm's policies and practices. Consult your Investment Professional for specific details.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-539-FUND. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other financial intermediaries may charge fees for their services.

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Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Victory Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.
To the extent a Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund reserves the right to close if the primary trading markets of the Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. In addition, if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that government securities dealers close before the close of regular trading on the NYSE (the “Alternative Closing Time”), the Fund reserves the right to refuse any purchase or redemption order received after the Alternative Closing Time. If the Fund closes at the Alternative Closing Time, its NAV will be calculated as of the Alternative Closing Time. You may not be able to buy or sell shares on Columbus Day and Veterans Day, or on holidays when the Federal Reserve system is closed, but the NYSE and other financial markets are open.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, a Fund will price its investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
You may be able to find a Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find a Fund's NAV by calling 800-539-FUND (800-539-3863) or by visiting the Funds' website at VictoryFunds.com.
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Choosing a Share Class

CLASS A
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Front-end sales charge, as described in this section. There are several ways to reduce or eliminate this charge as discussed under Sales Charge Reductions and Waivers for Class A Shares.
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A contingent deferred sales charge (CDSC) may be imposed if you sell your shares within 18 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class A shares also pay ongoing distribution and/or service (12b-1) fees.
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Lower annual expenses than Class C or Class R shares.
CLASS C
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No front-end sales charge. All your money goes to work for you right away.
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A CDSC may be imposed if you sell your shares within 12 months of purchase. The CDSC may be waived or reduced in certain circumstances as discussed under CDSC Reductions for Class A and Class C Shares.
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Class C shares also pay ongoing distribution and/or service (12b-1) fees.
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Higher annual expenses than all other classes of shares.
CLASS I
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No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class I shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class I shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares except Class R6 shares.
CLASS R
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No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class R shares pay ongoing distribution and/or service (12b-1) fees.
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Class R shares are only available to certain investors.
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Higher annual expenses than all classes except Class C shares.
CLASS R6
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No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class R6 shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class R6 shares are only available to certain investors.
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Typically lower annual expenses than all other classes of shares.
CLASS Y
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No front-end sales charge or  contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Class Y shares do not pay any ongoing distribution and/or service (12b-1) fees.
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Class Y shares are only available to certain investors.
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Typically lower annual expenses than Classes A, C and R shares.
52

Choosing a Share Class

Share Classes
When you purchase shares of a Fund, you must choose a share class. The Victory Funds offer Class A, Class C, Class I, Class R, Class R6 and Class Y shares. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
Deciding which share class best suits your investment needs depends on a number of factors that you should discuss with your Investment Professional, including: how long you expect to hold your investment, how much you intend to invest, and the total expenses associated with each share class.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. For example, a class of shares may be available to purchase only by retirement plans or by institutional investors. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
A Fund or any class may be closed at any time for failure to achieve an economical level of assets or for other reasons. Certain financial intermediaries who hold shares on behalf of their customers impose fees when the amount of shares of a particular class falls below a minimum threshold. To the extent that the amount of shares falls below that threshold, the Funds reserve the right to liquidate the shares held in accounts maintained by the financial intermediary.
Calculation of Sales Charges for Class A Shares
For historical expense information, see the “Financial Highlights” at the end of this Prospectus.
Class A shares are sold at their public offering price, which is the NAV plus any applicable initial sales charge, also referred to as the “front-end sales load.” The sales charge may be reduced or eliminated for larger purchases, as detailed below or as described under Sales Charge Reductions and Waivers for Class A Shares. The investment levels required to obtain a reduced sales charge are commonly referred to as “breakpoints.”
All Class A purchases are subject to the terms described herein except for those purchases made through an intermediary specified in Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
In order to obtain a breakpoint discount, you must inform the Victory Funds or your Investment Professional at the time you purchase shares of the existence of the other Victory accounts or purchases of Victory Funds that are eligible to be linked for the purpose of calculating the initial sales charge. The Fund or your Investment Professional may ask you for records or other information about other Victory Funds held in your Victory accounts and any linked accounts, such as accounts opened with a different financial intermediary.
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Choosing a Share Class

The current sales charge rates and breakpoint levels for Class A shares of the Funds are listed below:
Your Investment in the Fund	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment
Up to $99,999	2.25%	2.30%
$100,000 up to $249,999	1.75%	1.78%
$250,000 and above*	0.00%	0.00%
* A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions. You may be eligible for a reduction or waiver of this CDSC under certain circumstances. See CDSC Reductions and Waivers for Class A Shares and Appendix A - Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries for details.
Sales Charge Reductions and Waivers for Class A Shares
There are several ways you can combine multiple purchases of Class A shares of the Victory Funds to take advantage of reduced sales charges and, in some cases, eliminate sales charges.
There are a number of ways you can reduce your sales charges, which we describe below. In order to obtain a Class A sales charge reduction or waiver, you must provide your Investment Professional, financial intermediary or the Funds' transfer agent, at the time of purchase, with current information regarding shares of any Victory Funds held in other accounts. This information must include account statements or other records (including written representations from the intermediary holding the shares) that indicate that a sales charge was paid for shares of the Victory Funds held in: any accounts (e.g., retirement accounts) established (i) with the Victory Funds and your Investment Professional; (ii) with other financial intermediaries; and (iii) in the name of immediate family household members (spouse or domestic partner and children under 21).
The availability of a sales charge reduction or waiver discussed below will depend upon whether you purchase your shares directly from the Funds or through a financial intermediary. If you are eligible for a sales charge reduction because you own shares of other Victory Funds, you must notify the Funds or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. Some intermediaries impose different policies for sales charge waivers and reductions. These variations are described in Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. Except as described with respect to the intermediaries specified in Appendix A, all Class A shares are subject to the terms stated below. In order to obtain waivers and discounts that are not available through your intermediary, you must purchase Fund shares directly from the Funds or through another intermediary.
You can find additional information regarding sales charges and their reductions, free of charge, at vcm.com/policies, by clicking on Victory Portfolios' Mutual Funds Pricing Policies.
You may reduce or eliminate the sales charge applicable to Class A shares in a number of ways:
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Breakpoint - Purchase a sufficient amount to reach a breakpoint (see Calculation of Sales Charges for Class A Shares above);
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Letter of Intent - If you anticipate purchasing $50,000 or more of Class A shares of the Fund, including any purchase of other Victory Funds of any share class (except money market funds and any assets held in group retirement plans), within a 13-month period, you may qualify for a sales charge breakpoint as though the total quantity were invested in one lump sum. In order to qualify for the reduced sales charge, you must submit a non-binding Letter of Intent (the “Letter”) within 90 days of the start of the purchases. Each investment you make after signing the Letter will be entitled to the sales charge applicable to the total investment indicated in the Letter. You
54

Choosing a Share Class

must start with a minimum initial investment of at least 5.00% of the total amount you intend to purchase. A portion of the shares purchased under the Letter will be held in escrow until the total investment has been completed. In the event you do not complete your commitment set forth in the Letter in the time period specified, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges;
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Right of Accumulation - You may add the value of any other Victory Funds of any share class that you already own (except money market funds and any assets held in group retirement plans), to the amount of your next Class A investment to determine if your additional investment will qualify for a sales charge breakpoint. The value of the other Victory Funds of any share class you already own (except money market funds and any assets held in group retirement plans) will be calculated by using the greater of the current value or the original investment amount. You may be eligible for reduced sales charges on future purchases of Class A shares of the Fund after you have reached a new breakpoint. To determine your reduced sales charge, you can add the value of your Victory Funds of any share class (except money market funds and any assets held in group retirement plans), (or those held by your spouse (including domestic partner) and your children under age 21), determined at the previous day’s NAV, to the amount of your new purchase, valued at the current offering price. To ensure that the reduced price will be received pursuant to the Fund’s Right of Accumulation, you or your Investment Professional must inform the Fund’s transfer agent that the Right applies each time shares are purchased and provide the transfer agent with sufficient information to permit confirmation of qualification;
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Combination Privilege - You may combine the value in accounts of multiple Victory Funds of any share class (except money market funds and any assets held in group retirement plans) and in accounts of household members of your immediate family (spouse or domestic partner and children under 21) to achieve a reduced sales charge on your added investment;
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Reinstatement Privilege - You may reinvest at NAV all or part of your redemption proceeds within 90 days of a redemption of Class A shares of a Fund;
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Waiver - The Victory Funds will completely waive the sales charge for Class A shares in the following cases:
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Purchases of $1,000,000 or more;
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Purchases by certain individuals associated with the Victory Funds or service providers (see “Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers”);
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Purchases by registered broker-dealers, financial intermediaries or their agents or affiliates who have agreements with the Funds' distributor (“Distributor”), if the shares are purchased for their own account, purchased for retirement plans of their employees or sold to registered representatives or full-time employees (or their immediate families), provided that such purchase is for one of the foregoing types of accounts;
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Purchases for trust or other advisory accounts established with a financial institution and fee-based investment products or accounts;
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Reinvestment of proceeds from a liquidation distribution of Class A shares of a Victory Fund held in a deferred compensation plan, agency, trust, or custody account;
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Purchases by retirement plans, including Section 401 and 457 plans sponsored by a Section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans. Investors nonetheless may be charged a fee if they effect transactions in Class A shares through a broker or agent;
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Purchases by participants in no transaction fee programs offered by certain broker-dealers (sometimes referred to as “supermarkets”);
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Purchases by certain financial intermediaries who offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers;
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Choosing a Share Class

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Investors that have an investment account with the Adviser;
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Purchases by CMS Energy employees participating in a Victory prototype Roth IRA plan by way of payroll deduction from CMS Energy; and
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Individuals who reinvest the proceeds of redemptions from Class I, Class R6 or Class Y shares of a Victory Fund within 60 days of redemption.
You should inform the Fund or your Investment Professional at the time of purchase of the sales charge waiver category which you believe applies.
CDSC for Class A Shares
A contingent deferred sales charge (CDSC) of 0.75% may be imposed on certain redemptions of Class A shares purchased without an initial sales charge if any of those shares are redeemed within 18 months of purchase. This charge will be based on either the cost of the shares or NAV at the time of redemption, whichever is lower. No CDSC is imposed on shares representing reinvested distributions.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. All Class A purchases are subject to the terms described herein except for those purchases made through the intermediaries specified in Appendix A.
CDSC for Class C Shares
You will pay a 1.00% CDSC on any Class C shares you sell within 12 months of purchase. The CDSC is based on the current value of the shares being sold or their NAV when purchased, whichever is less. There is no CDSC on shares you acquire by reinvesting your dividends or capital gains distributions. You may be eligible for reduction or waiver of this CDSC under certain circumstances. There is no CDSC imposed when you exchange your shares for Class C shares of another Victory Fund; however, your exchange is subject to the same CDSC schedule that applied to your original purchase.
An investor may, within 90 days of a redemption of Class C shares, reinvest all or part of the redemption proceeds in the Class C shares of any Victory Fund at the NAV next computed after receipt by the transfer agent of the reinvestment order. Class C share proceeds reinvested do not result in a refund of any CDSC paid by the shareholder, but the reinvested shares will be treated as CDSC exempt upon reinvestment. The shareholder must ask the Distributor for such privilege at the time of reinvestment.
To keep your CDSC as low as possible, each time you sell shares we will first sell shares in your account that are not subject to a CDSC. If there are not enough of these to meet your sale, we will sell the shares in the order they were purchased.
More information is available in CDSC Reductions and Waivers for Class A and Class C Shares and Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.
CDSC Reductions and Waivers for Class A and Class C Shares
No CDSC is imposed on redemptions of Class A and Class C shares in the following circumstances:
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To the extent that the shares redeemed:
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are no longer subject to the holding period for such shares;
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resulted from reinvestment of distributions; or
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were exchanged for shares of another Victory Fund as allowed by the Prospectus, provided that the shares acquired in such exchange or subsequent exchanges will continue to remain
56

Choosing a Share Class

subject to the CDSC, if applicable, calculated from the original date of purchase until the applicable holding period expires. In determining whether the CDSC applies to each redemption, shares not subject to a CDSC are redeemed first;
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Following the death or post-purchase disability of:
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a registered shareholder on an account; or
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a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
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Distributions from individual retirement accounts, Section 403(b), Section 457 and Section 401 qualified plans, where redemptions result from:
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required minimum distributions with respect to that portion of such contributions that does not exceed 12% annually;
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tax free returns of excess contributions or returns of excess deferral amounts;
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distributions on the death or disability of the account holder;
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distributions for the purpose of a loan or hardship withdrawal from a participant plan balance; or
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distributions as a result of separation of service;
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Distributions as a result of a Qualified Domestic Relations Order or Domestic Relations Order required by a court settlement;
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In instances where the investor’s dealer or institution waived its commission in connection with the purchase and notifies the Distributor prior to the time of investment;
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When the redemption is made as part of a Systematic Withdrawal Plan (including dividends), up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established; or
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Participant-initiated distributions from employee benefit plans or participant-initiated exchanges among investment choices in employee benefit plans.
Eligibility Requirements to Purchase Class I Shares
Class I shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class I shares of $2,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
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Investors who purchase through advisory programs with an approved financial intermediary in which the financial intermediary typically charges the investor a fee based upon the value of the account (“Advisory Programs”). Such transactions may be subject to additional rules or requirements of the applicable Advisory Program; or
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Brokers (and their sales representatives) where those brokers have agreements with the Distributor to sell shares of a Fund.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $2,000,000.
Eligibility Requirements to Purchase Class R Shares
Class R shares may only be purchased by:
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Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section
57

Choosing a Share Class

501(c)(3) organization and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans; and
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Investors who purchase through Advisory Programs with an approved financial intermediary.
Eligibility Requirements to Purchase Class R6 Shares
Class R6 shares may only be purchased by:
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Retirement plans, including Section 401 and 457 plans, section 403 plans sponsored by a section 501(c)(3) organization, employer sponsored benefit plans (including health savings accounts) and certain non-qualified deferred compensation arrangements that operate in a similar manner to qualified plans;
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Investors who purchase through Advisory Programs with an approved financial intermediary; or
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Registered investment companies.
Eligibility Requirements to Purchase Class Y Shares
Class Y shares may only be purchased by:
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Institutional and individual retail investors with a minimum investment in Class Y shares of $1,000,000 who purchase through certain broker-dealers or directly from the transfer agent;
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Clients of state-registered or federally-registered investment advisors (RIAs), where such RIAs trade through institutional trading platforms approved by the Funds, who invest at least $2,500;
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Brokerage platforms of firms that have agreements with the Distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class Y shares through these programs may be required to pay a commission and/or other forms of compensation to the broker;
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Pension, profit sharing, employee benefit and other similar plans and trusts that invest in the Fund;
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Investors who purchase through Advisory Programs with an approved financial intermediary.
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Purchases by:
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investment advisory clients of the Adviser; or
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investment advisors, consultants, broker-dealers and other financial intermediaries investing for their own accounts or for the accounts of their immediate family members.
A Fund may allow a lower initial investment if, in the opinion of the Distributor, the investor has the adequate intent and availability of assets to reach a future level of investment of $1,000,000.
Eligibility of Individuals Associated with the Funds, and Fund Service Providers
Current and retired trustees of Victory-advised mutual funds, and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
58

Information About Fees

Distribution and Service Plans
In accordance with Rule 12b-1 under the Investment Company Act of 1940, the Trust has adopted Distribution and Service Plans for Class A, Class C and Class R shares of the Funds.
Under the Class A Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.25% of its average daily net assets of its Class A shares. Under the Class R Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of up to 0.50% of its average daily net assets of its Class R shares. The fee is paid for general distribution services and for providing personal services to shareholders. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of Fund shares. Personal services to shareholders are generally provided by broker-dealers or other intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Under the Class C Distribution and Service Plan, a Fund will pay to the Distributor a monthly fee at an annual rate of 1.00% of the average daily net assets of its Class C shares. Of this amount, 0.75% of the Fund’s Class C shares average daily net assets will be paid for general distribution services and for selling Class C shares. The Fund will pay 0.25% of its Class C shares average daily net assets to compensate financial institutions that provide personal services to Class C shareholders of the Fund. Distribution and selling services are provided by the Distributor or by agents of the Distributor and include those services intended to result in the sale of the Fund’s Class C shares. Personal services to shareholders are generally provided by broker-dealers or other financial intermediaries and consist of responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, providing dividend and distribution payments, arranging for bank wires, assisting in transactions and changing account information.
Because Rule 12b-1 fees are paid out of a Fund’s assets and on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
Other Payments to Financial Intermediaries
Except with respect to Class R6 shares, if you purchase Fund shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor's affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.” The Adviser (and its affiliates) also may pay fixed fees for the listing of a Fund on a broker-dealer’s or financial intermediary’s system. Such payments are not considered to be revenue sharing payments.
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
59

Information About Fees

No compensation, administrative payments, sub-transfer agency payments or service payments are paid to broker-dealers or other financial intermediaries from Fund assets, or from the resources of the Adviser or its affiliates on sales of or investments in Class R6 shares.
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How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863). You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Class A or Class C shares, the minimum investment required to open an account is $2,500 ($1,000 for IRA accounts), with additional investments of at least $50. Different intermediaries may impose different minimum investments. These variations are described in Appendix A – Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries. If you would like to buy Class I, Class R, Class R6 or Class Y shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There are no minimum investment amounts required for Class I, Class R, Class R6 or Class Y shares except as set forth in the Eligibility Requirements to Purchase with respect to some types of accounts.
For Class C shares, individual purchases of $1,000,000 and above will automatically be made in Class A shares.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
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How to Buy Shares

The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
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By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
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By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
◼
By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
◼
Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
◼
By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
◼
By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-539-FUND (800-539-3863) between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
62

How to Buy Shares

◼
By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182593 Columbus, OH 43218-2593
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-539-FUND (800-539-3863)
BY WIRE	Call 800-539-FUND (800-539-3863) BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-539-FUND (800-539-3863)
ON THE INTERNET	www.VictoryFunds.com
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Retirement Plans
You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.
63

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-539-FUND (800-539-3863) or by visiting
VictoryFunds.com

The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
◼
Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
◼
To exchange with a Victory Fund, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
◼
Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.
Class C Share Conversion
Class C shares of the Fund will automatically convert to Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. Your financial intermediary may have a conversion schedule that is shorter than eight years. Class C conversions will be effected at the relative NAV of each such class without the imposition of any sales charge, fee or other charge.
You may be able to voluntarily convert your Class C shares before the stated anniversary to a different share class of the same Fund that has a lower total annual operating expense ratio provided certain conditions are met. This voluntary conversion feature is intended for shares held through a financial intermediary offering a fee-based or wrap fee program that has an agreement with the Adviser or the Distributor specific for this purpose. Generally, Class C shares are not eligible for conversion until the applicable CDSC period has expired. Please contact your financial intermediary for additional information.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds' share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
◼
By Telephone
64

How to Exchange Shares

Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
◼
By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
◼
Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
65

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-539-FUND (800-539-3863). When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
◼
Mail a check to the address of record;
◼
Wire funds to a previously designated domestic financial institution;
◼
Mail a check to a previously designated alternate address; or
◼
Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
◼
Your account registration has changed within the last 15 business days;
◼
The check is not being mailed to the address on your account;
◼
The check is not being made payable to the owner of the account;
◼
The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
◼
The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.
66

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
◼
Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
◼
We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
◼
A Fund may suspend your right to redeem your shares in the following circumstances:
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During non-routine closings of the NYSE;
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When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
◼
When the SEC orders a suspension to protect the Fund’s shareholders.
◼
A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
◼
A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
◼
If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
67

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. Each Fund passes its earnings along to investors in the form of dividends. Dividends paid by a Fund represent the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, each Fund declares and pays dividends annually. However, a Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-539-FUND (800-539-3863).
68

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
Each Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
◼
Qualified dividend income received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable as long-term capital gains.
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You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
◼
Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
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An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
◼
An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
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Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
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An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
◼
Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
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Tax statements will be mailed from each Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
◼
Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
◼
A Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
◼
A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
◼
If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may
69

Distributions and Taxes

apply to dividends paid by a Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
◼
The Funds may provide estimated capital gain distribution information through the website at VictoryFunds.com.
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Distributions from Victory High Income Municipal Bond Fund and Victory Tax-Exempt Fund normally include exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax and other taxes. In addition, a portion of those Funds' distributions may not qualify as exempt-interest dividends.
Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
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Date of birth (for individuals);
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Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some
70

Important Fund Policies

instances a Notary Public stamp is an acceptable alternative. As with the MSG, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
The Funds' Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or
71

Important Fund Policies

(ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI, which is available upon request and on the Funds' website at VictoryFunds.com.
Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-539-FUND (800-539-3863), and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.
72

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented  for the fiscal years ended on or after December 31, 2019 has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' annual report. The information for all years prior to December 31, 2019 has been audited by a different independent registered public accounting firm. The Funds' annual and semi-annual reports are available by calling the Victory Funds at 800-539-FUND (800-539-3863) and at www.VictoryFunds.com.
The financial highlights for each Fund reflect the historical financial highlights of its corresponding predecessor fund, a separate series of RS Investment Trust that was managed by RS Investment Management Co. LLC. Upon the completion of the reorganization of each predecessor fund with and into its respective Fund, which occurred on July 29, 2016, the Class A, C, R and Y shares of each Fund, as applicable, assumed the performance, financial and other historical information of the Class A, C, K and Y shares, respectively, of the corresponding predecessor fund.
73

Floating Rate Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.42	$9.13	$9.60	$9.71	$9.08
Investment Activities
Net Investment Income (Loss)(a)	0.49	0.55	0.52	0.46	0.46
Net Realized and Unrealized Gains (Losses) on Investments	(0.08)	0.29	(0.47)	(0.10)	0.63
Total from Investment Activities	0.41	0.84	0.05	0.36	1.09
Distributions to Shareholders From
Net Investment Income	(0.49)	(0.55)	(0.52)	(0.47)	(0.46)
Total Distributions	(0.49)	(0.55)	(0.52)	(0.47)	(0.46)
Net Asset Value, End of Period	$9.34	$9.42	$9.13	$9.60	$9.71
Total Return (Excludes Sales Charge)(b)	4.81%	9.43%	0.43%	3.76%	12.35%
Ratios to Average Net Assets
Net Expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net Investment Income (Loss)	5.54%	5.89%	5.41%	4.76%	4.95%
Gross Expenses	1.17%	1.17%	1.14%	1.10%	1.11%
Supplemental Data
Net Assets, End of Period (000's)	$164,864	$146,584	$118,672	$148,060	$221,022
Portfolio Turnover(c)	54%	35%	48%	57%	56%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Includes adjustments in accordance with U.S. generally accepted accounting principles.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
74

Floating Rate Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.42	$9.14	$9.61	$9.72	$9.08
Investment Activities
Net Investment Income (Loss)(a)	0.43	0.48	0.44	0.38	0.39
Net Realized and Unrealized Gains (Losses) on Investments	(0.09)	0.28	(0.47)	(0.10)	0.64
Total from Investment Activities	0.34	0.76	(0.03)	0.28	1.03
Distributions to Shareholders From
Net Investment Income	(0.42)	(0.48)	(0.44)	(0.39)	(0.39)
Total Distributions	(0.42)	(0.48)	(0.44)	(0.39)	(0.39)
Net Asset Value, End of Period	$9.34	$9.42	$9.14	$9.61	$9.72
Total Return (Excludes Sales Charge)(b)	3.96%	8.49%	(0.38)%	2.93%	11.57%
Ratios to Average Net Assets
Net Expenses	1.80%	1.80%	1.80%	1.80%	1.80%
Net Investment Income (Loss)	4.81%	5.08%	4.60%	3.97%	4.18%
Gross Expenses	1.94%	1.92%	1.90%	1.87%	1.89%
Supplemental Data
Net Assets, End of Period (000's)	$94,885	$149,054	$211,462	$265,486	$341,169
Portfolio Turnover(c)	54%	35%	48%	57%	56%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Includes adjustments in accordance with U.S. generally accepted accounting principles.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
75

Floating Rate Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.41	$9.13	$9.60	$9.72	$9.08
Investment Activities
Net Investment Income (Loss)(a)	0.45	0.50	0.46	0.41	0.42
Net Realized and Unrealized Gains (Losses) on Investments	(0.09)	0.28	(0.46)	(0.12)	0.63
Total from Investment Activities	0.36	0.78	—(b)	0.29	1.05
Distributions to Shareholders From
Net Investment Income	(0.44)	(0.50)	(0.47)	(0.41)	(0.41)
Total Distributions	(0.44)	(0.50)	(0.47)	(0.41)	(0.41)
Net Asset Value, End of Period	$9.33	$9.41	$9.13	$9.60	$9.72
Total Return (Excludes Sales Charge)(c)	4.23%	8.75%	(0.13)%	3.07%	11.88%
Ratios to Average Net Assets
Net Expenses	1.56%	1.56%	1.56%	1.56%	1.53%
Net Investment Income (Loss)	5.01%	5.34%	4.84%	4.20%	4.48%
Gross Expenses	6.20%	3.73%	2.99%	2.26%	1.53%
Supplemental Data
Net Assets, End of Period (000's)	$300	$455	$716	$916	$1,319
Portfolio Turnover(d)	54%	35%	48%	57%	56%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
Includes adjustments in accordance with U.S. generally accepted accounting principles.
(d)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
76

Floating Rate Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.43	$9.14	$9.61	$9.72	$9.08
Investment Activities
Net Investment Income (Loss)(a)	0.51	0.57	0.54	0.48	0.49
Net Realized and Unrealized Gains (Losses) on Investments	(0.08)	0.29	(0.47)	(0.10)	0.63
Total from Investment Activities	0.43	0.86	0.07	0.38	1.12
Distributions to Shareholders From
Net Investment Income	(0.51)	(0.57)	(0.54)	(0.49)	(0.48)
Total Distributions	(0.51)	(0.57)	(0.54)	(0.49)	(0.48)
Net Asset Value, End of Period	$9.35	$9.43	$9.14	$9.61	$9.72
Total Return (Excludes Sales Charge)(b)	5.03%	9.65%	0.64%	3.98%	12.71%
Ratios to Average Net Assets
Net Expenses	0.78%	0.78%	0.78%	0.78%	0.78%
Net Investment Income (Loss)	5.73%	6.10%	5.64%	4.99%	5.21%
Gross Expenses	0.93%	0.92%	0.89%	0.88%	0.88%
Supplemental Data
Net Assets, End of Period (000's)	$403,852	$289,796	$281,545	$276,195	$370,035
Portfolio Turnover(c)	54%	35%	48%	57%	56%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Includes adjustments in accordance with U.S. generally accepted accounting principles.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
77

High Income Municipal Bond Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$10.75	$10.39	$10.79	$10.35	$10.89
Investment Activities
Net Investment Income (Loss)(a)	0.42	0.35	0.43	0.46	0.44
Net Realized and Unrealized Gains (Losses) on Investments	0.15	0.47	(0.40)	0.44	(0.54)
Total from Investment Activities	0.57	0.82	0.03	0.90	(0.10)
Distributions to Shareholders From
Net Investment Income	(0.39)	(0.40)	(0.43)	(0.46)	(0.44)
Net Realized Gains from Investments	(0.09)	(0.06)	—	—	—
Total Distributions	(0.48)	(0.46)	(0.43)	(0.46)	(0.44)
Net Asset Value, End of Period	$10.84	$10.75	$10.39	$10.79	$10.35
Total Return (Excludes Sales Charge)	5.52%	8.04%	0.34%	8.85%	(1.04)%
Ratios to Average Net Assets
Net Expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net Investment Income (Loss)	3.95%	3.27%	4.13%	4.31%	4.02%
Gross Expenses	1.10%	1.09%	1.02%	0.96%	0.96%
Supplemental Data
Net Assets, End of Period (000's)	$26,330	$19,153	$16,483	$25,831	$32,943
Portfolio Turnover(b)	74%	49%	48%	66%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
78

High Income Municipal Bond Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$10.75	$10.39	$10.79	$10.35	$10.89
Investment Activities
Net Investment Income (Loss)(a)	0.33	0.28	0.35	0.38	0.36
Net Realized and Unrealized Gains (Losses) on Investments	0.16	0.46	(0.40)	0.44	(0.54)
Total from Investment Activities	0.49	0.74	(0.05)	0.82	(0.18)
Distributions to Shareholders From
Net Investment Income	(0.31)	(0.32)	(0.35)	(0.38)	(0.36)
Net Realized Gains from Investments	(0.09)	(0.06)	—	—	—
Total Distributions	(0.40)	(0.38)	(0.35)	(0.38)	(0.36)
Net Asset Value, End of Period	$10.84	$10.75	$10.39	$10.79	$10.35
Total Return (Excludes Sales Charge)	4.72%	7.22%	(0.43)%	8.01%	(1.79)%
Ratios to Average Net Assets
Net Expenses	1.57%	1.57%	1.57%	1.57%	1.57%
Net Investment Income (Loss)	3.11%	2.61%	3.35%	3.54%	3.26%
Gross Expenses	1.90%	1.85%	1.78%	1.73%	1.73%
Supplemental Data
Net Assets, End of Period (000's)	$9,378	$13,995	$19,282	$25,175	$29,563
Portfolio Turnover(b)	74%	49%	48%	66%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
79

High Income Municipal Bond Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$10.75	$10.39	$10.79	$10.35	$10.89
Investment Activities
Net Investment Income (Loss)(a)	0.44	0.38	0.46	0.48	0.47
Net Realized and Unrealized Gains (Losses) on Investments	0.16	0.47	(0.40)	0.44	(0.54)
Total from Investment Activities	0.60	0.85	0.06	0.92	(0.07)
Distributions to Shareholders From
Net Investment Income	(0.42)	(0.43)	(0.46)	(0.48)	(0.47)
Net Realized Gains from Investments	(0.09)	(0.06)	—	—	—
Total Distributions	(0.51)	(0.49)	(0.46)	(0.48)	(0.47)
Net Asset Value, End of Period	$10.84	$10.75	$10.39	$10.79	$10.35
Total Return (Excludes Sales Charge)	5.76%	8.29%	0.57%	9.10%	(0.81)%
Ratios to Average Net Assets
Net Expenses	0.57%	0.57%	0.57%	0.57%	0.57%
Net Investment Income (Loss)	4.14%	3.56%	4.36%	4.55%	4.26%
Gross Expenses	0.93%	0.88%	0.78%	0.73%	0.72%
Supplemental Data
Net Assets, End of Period (000's)	$9,682	$10,620	$11,683	$26,864	$36,603
Portfolio Turnover(b)	74%	49%	48%	66%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
80

High Yield Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$6.73	$6.20	$6.57	$6.34	$5.85
Investment Activities
Net Investment Income (Loss)(a)	0.37	0.37	0.39	0.39	0.38
Net Realized and Unrealized Gains (Losses) on Investments	0.10	0.54	(0.37)	0.22	0.49
Total from Investment Activities	0.47	0.91	0.02	0.61	0.87
Distributions to Shareholders From
Net Investment Income	(0.37)	(0.38)	(0.39)	(0.38)	(0.38)
Total Distributions	(0.37)	(0.38)	(0.39)	(0.38)	(0.38)
Net Asset Value, End of Period	$6.83	$6.73	$6.20	$6.57	$6.34
Total Return (Excludes Sales Charge)*	7.61%	14.90%	0.28%	9.93%	15.40%
Ratios to Average Net Assets
Net Expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Net Investment Income (Loss)	5.85%	5.70%	6.01%	5.99%	6.32%
Gross Expenses	1.12%	1.12%	1.12%	1.13%	1.18%
Supplemental Data
Net Assets, End of Period (000's)	$38,735	$31,602	$23,797	$21,882	$25,530
Portfolio Turnover(b)	124%	87%	87%	174%	165%
*
Includes adjustments in accordance with U.S. generally accepted accounting principles.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
81

High Yield Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$6.75	$6.21	$6.58	$6.35	$5.86
Investment Activities
Net Investment Income (Loss)(a)	0.33	0.33	0.34	0.34	0.34
Net Realized and Unrealized Gains (Losses) on Investments	0.10	0.54	(0.36)	0.23	0.49
Total from Investment Activities	0.43	0.87	(0.02)	0.57	0.83
Distributions to Shareholders From
Net Investment Income	(0.33)	(0.33)	(0.35)	(0.34)	(0.34)
Total Distributions	(0.33)	(0.33)	(0.35)	(0.34)	(0.34)
Net Asset Value, End of Period	$6.85	$6.75	$6.21	$6.58	$6.35
Total Return (Excludes Sales Charge)*	6.84%	14.24%	(0.43)%	9.19%	14.58%
Ratios to Average Net Assets
Net Expenses	1.70%	1.70%	1.70%	1.70%	1.70%
Net Investment Income (Loss)	5.14%	5.00%	5.29%	5.27%	5.61%
Gross Expenses	1.81%	1.82%	1.84%	1.84%	1.91%
Supplemental Data
Net Assets, End of Period (000's)	$25,957	$21,163	$19,432	$22,283	$22,498
Portfolio Turnover(b)	124%	87%	87%	174%	165%
*
Includes adjustments in accordance with U.S. generally accepted accounting principles.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
82

High Yield Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$6.75	$6.22	$6.59	$6.35	$5.87
Investment Activities
Net Investment Income (Loss)(a)	0.35	0.35	0.37	0.37	0.36
Net Realized and Unrealized Gains (Losses) on Investments	0.10	0.53	(0.37)	0.23	0.48
Total from Investment Activities	0.45	0.88	— (b)	0.60	0.84
Distributions to Shareholders From
Net Investment Income	(0.35)	(0.35)	(0.37)	(0.36)	(0.36)
Total Distributions	(0.35)	(0.35)	(0.37)	(0.36)	(0.36)
Net Asset Value, End of Period	$6.85	$6.75	$6.22	$6.59	$6.35
Total Return (Excludes Sales Charge)*	7.24%	14.48%	(0.07)%	9.64%	14.78%
Ratios to Average Net Assets
Net Expenses	1.33%	1.33%	1.35%	1.35%	1.35%
Net Investment Income (Loss)	5.51%	5.37%	5.64%	5.61%	5.96%
Gross Expenses	1.33%	1.33%	1.35%	1.36%	1.45%
Supplemental Data
Net Assets, End of Period (000's)	$19,248	$18,818	$17,595	$19,217	$18,742
Portfolio Turnover(c)	124%	87%	87%	174%	165%
*
Includes adjustments in accordance with U.S. generally accepted accounting principles.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Amount is less than $0.005 per share.
(c)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
83

High Yield Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$6.70	$6.17	$6.54	$6.31	$5.82
Investment Activities
Net Investment Income (Loss)(a)	0.39	0.39	0.41	0.40	0.39
Net Realized and Unrealized Gains (Losses) on Investments	0.10	0.53	(0.37)	0.23	0.49
Total from Investment Activities	0.49	0.92	0.04	0.63	0.88
Distributions to Shareholders From
Net Investment Income	(0.39)	(0.39)	(0.41)	(0.40)	(0.39)
Total Distributions	(0.39)	(0.39)	(0.41)	(0.40)	(0.39)
Net Asset Value, End of Period	$6.80	$6.70	$6.17	$6.54	$6.31
Total Return (Excludes Sales Charge)*	7.88%	15.25%	0.52%	10.24%	15.72%
Ratios to Average Net Assets
Net Expenses	0.76%	0.76%	0.76%	0.76%	0.76%
Net Investment Income (Loss)	6.11%	5.96%	6.32%	6.27%	6.54%
Gross Expenses	0.90%	0.92%	0.97%	1.04%	1.00%
Supplemental Data
Net Assets, End of Period (000's)	$168,677	$108,171	$21,060	$5,213	$6,938
Portfolio Turnover(b)	124%	87%	87%	174%	165%
*
Includes adjustments in accordance with U.S. generally accepted accounting principles.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
84

Strategic Income Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$10.35	$9.74	$10.14	$9.99	$9.68
Investment Activities
Net Investment Income (Loss)(a)	0.15	0.27	0.34	0.33	0.23
Net Realized and Unrealized Gains (Losses) on Investments	0.78	0.61	(0.41)	0.17	0.36
Total from Investment Activities	0.93	0.88	(0.07)	0.50	0.59
Distributions to Shareholders From
Net Investment Income	(0.15)	(0.25)	(0.33)	(0.35)	(0.27)
Net Realized Gains from Investments	(0.18)	—	—	—	—
Return of Capital	—	(0.02)	—	—	(0.01)
Total Distributions	(0.33)	(0.27)	(0.33)	(0.35)	(0.28)
Net Asset Value, End of Period	$10.95	$10.35	$9.74	$10.14	$9.99
Total Return (Excludes Sales Charge)	9.09%	9.17%	(0.66)%	5.12%	6.20%
Ratios to Average Net Assets
Net Expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net Investment Income (Loss)	1.39%	2.61%	3.46%	3.24%	2.28%
Gross Expenses	1.08%	1.11%	1.09%	1.07%	1.17%
Supplemental Data
Net Assets, End of Period (000's)	$40,993	$33,767	$32,053	$34,957	$37,121
Portfolio Turnover(b)	194%	106%	115%	138%	79%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
85

Strategic Income Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$10.40	$9.79	$10.19	$10.04	$9.72
Investment Activities
Net Investment Income (Loss)(a)	0.06	0.19	0.26	0.25	0.15
Net Realized and Unrealized Gains (Losses) on Investments	0.80	0.61	(0.41)	0.17	0.38
Total from Investment Activities	0.86	0.80	(0.15)	0.42	0.53
Distributions to Shareholders From
Net Investment Income	(0.07)	(0.18)	(0.25)	(0.27)	(0.20)
Net Realized Gains from Investments	(0.18)	—	—	—	—
Return of Capital	—	(0.01)	—	—	(0.01)
Total Distributions	(0.25)	(0.19)	(0.25)	(0.27)	(0.21)
Net Asset Value, End of Period	$11.01	$10.40	$9.79	$10.19	$10.04
Total Return (Excludes Sales Charge)	8.28%	8.26%	(1.45)%	4.27%	5.46%
Ratios to Average Net Assets
Net Expenses	1.74%	1.74%	1.74%	1.74%	1.74%
Net Investment Income (Loss)	0.59%	1.83%	2.65%	2.44%	1.49%
Gross Expenses	1.96%	2.00%	1.97%	1.89%	2.00%
Supplemental Data
Net Assets, End of Period (000's)	$9,477	$9,126	$10,221	$11,671	$11,547
Portfolio Turnover(b)	194%	106%	115%	138%	79%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
86

Strategic Income Fund (Continued)

	Class R
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$10.41	$9.79	$10.20	$10.04	$9.73
Investment Activities
Net Investment Income (Loss)(a)	0.11	0.23	0.30	0.29	0.19
Net Realized and Unrealized Gains (Losses) on Investments	0.78	0.62	(0.42)	0.18	0.37
Total from Investment Activities	0.89	0.85	(0.12)	0.47	0.56
Distributions to Shareholders From
Net Investment Income	(0.11)	(0.22)	(0.29)	(0.31)	(0.24)
Net Realized Gains from Investments	(0.18)	—	—	—	—
Return of Capital	—	(0.01)	—	—	(0.01)
Total Distributions	(0.29)	(0.23)	(0.29)	(0.31)	(0.25)
Net Asset Value, End of Period	$11.01	$10.41	$9.79	$10.20	$10.04
Total Return (Excludes Sales Charge)	8.61%	8.79%	(1.15)%	4.78%	5.77%
Ratios to Average Net Assets
Net Expenses	1.34%	1.34%	1.34%	1.34%	1.34%
Net Investment Income (Loss)	0.99%	2.21%	3.05%	2.83%	1.89%
Gross Expenses	1.72%	1.77%	1.70%	1.61%	1.53%
Supplemental Data
Net Assets, End of Period (000's)	$2,989	$2,866	$2,761	$2,927	$2,979
Portfolio Turnover(b)	194%	106%	115%	138%	79%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
87

Strategic Income Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$10.29	$9.69	$10.09	$9.94	$9.63
Investment Activities
Net Investment Income (Loss)(a)	0.16	0.29	0.36	0.35	0.25
Net Realized and Unrealized Gains (Losses) on Investments	0.80	0.61	(0.41)	0.18	0.36
Total from Investment Activities	0.96	0.90	(0.05)	0.53	0.61
Distributions to Shareholders From
Net Investment Income	(0.18)	(0.28)	(0.35)	(0.38)	(0.29)
Net Realized Gains from Investments	(0.18)	—	—	—	—
Return of Capital	—	(0.02)	—	—	(0.01)
Total Distributions	(0.36)	(0.30)	(0.35)	(0.38)	(0.30)
Net Asset Value, End of Period	$10.89	$10.29	$9.69	$10.09	$9.94
Total Return (Excludes Sales Charge)	9.37%	9.35%	(0.45)%	5.38%	6.45%
Ratios to Average Net Assets
Net Expenses	0.74%	0.74%	0.74%	0.74%	0.74%
Net Investment Income (Loss)	1.53%	2.83%	3.72%	3.46%	2.50%
Gross Expenses	0.91%	1.11%	1.06%	0.95%	0.99%
Supplemental Data
Net Assets, End of Period (000's)	$53,060	$5,274	$4,798	$10,180	$11,768
Portfolio Turnover(b)	194%	106%	115%	138%	79%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
88

Tax-Exempt Fund
	Class A
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.84	$9.47	$9.91	$9.65	$10.53
Investment Activities
Net Investment Income (Loss)(a)	0.29	0.30	0.36	0.36	0.35
Net Realized and Unrealized Gains (Losses) on Investments	0.23	0.53	(0.30)	0.39	(0.49)
Total from Investment Activities	0.52	0.83	0.06	0.75	(0.14)
Distributions to Shareholders From
Net Investment Income	(0.32)	(0.34)	(0.36)	(0.37)	(0.35)
Net Realized Gains from Investments	(0.10)	(0.12)	(0.14)	(0.12)	(0.39)
Total Distributions	(0.42)	(0.46)	(0.50)	(0.49)	(0.74)
Net Asset Value, End of Period	$9.94	$9.84	$9.47	$9.91	$9.65
Total Return (Excludes Sales Charge)	5.39%	8.82%	0.69%	7.89%	(1.40)%
Ratios to Average Net Assets
Net Expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net Investment Income (Loss)	3.00%	3.04%	3.68%	3.70%	3.30%
Gross Expenses	1.04%	1.02%	0.97%	0.96%	0.95%
Supplemental Data
Net Assets, End of Period (000's)	$32,001	$30,251	$29,993	$37,570	$54,658
Portfolio Turnover(b)	44%	64%	42%	84%	39%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
89

Tax-Exempt Fund (Continued)

	Class C
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.84	$9.47	$9.90	$9.65	$10.53
Investment Activities
Net Investment Income (Loss)(a)	0.22	0.23	0.28	0.29	0.26
Net Realized and Unrealized Gains (Losses) on Investments	0.22	0.52	(0.29)	0.37	(0.48)
Total from Investment Activities	0.44	0.75	(0.01)	0.66	(0.22)
Distributions to Shareholders From
Net Investment Income	(0.24)	(0.26)	(0.28)	(0.29)	(0.27)
Net Realized Gains from Investments	(0.10)	(0.12)	(0.14)	(0.12)	(0.39)
Total Distributions	(0.34)	(0.38)	(0.42)	(0.41)	(0.66)
Net Asset Value, End of Period	$9.94	$9.84	$9.47	$9.90	$9.65
Total Return (Excludes Sales Charge)	4.56%	7.97%	(0.01)%	6.92%	(2.19)%
Ratios to Average Net Assets
Net Expenses	1.60%	1.60%	1.60%	1.60%	1.60%
Net Investment Income (Loss)	2.28%	2.34%	2.88%	2.89%	2.51%
Gross Expenses	1.91%	1.82%	1.78%	1.74%	1.71%
Supplemental Data
Net Assets, End of Period (000's)	$6,497	$11,259	$17,986	$26,520	$33,369
Portfolio Turnover(b)	44%	64%	42%	84%	39%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
90

Tax-Exempt Fund (Continued)

	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.84	$9.46	$9.90	$9.65	$10.52
Investment Activities
Net Investment Income (Loss)(a)	0.30	0.30	0.37	0.37	0.36
Net Realized and Unrealized Gains (Losses) on Investments	0.23	0.55	(0.30)	0.38	(0.48)
Total from Investment Activities	0.53	0.85	0.07	0.75	(0.12)
Distributions to Shareholders From
Net Investment Income	(0.33)	(0.35)	(0.37)	(0.38)	(0.36)
Net Realized Gains from Investments	(0.10)	(0.12)	(0.14)	(0.12)	(0.39)
Total Distributions	(0.43)	(0.47)	(0.51)	(0.50)	(0.75)
Net Asset Value, End of Period	$9.94	$9.84	$9.46	$9.90	$9.65
Total Return (Excludes Sales Charge)	5.51%	9.06%	0.80%	7.90%	(1.20)%
Ratios to Average Net Assets
Net Expenses	0.69%	0.69%	0.69%	0.69%	0.69%
Net Investment Income (Loss)	3.12%	3.07%	3.79%	3.80%	3.41%
Gross Expenses	0.85%	0.83%	0.77%	0.73%	0.71%
Supplemental Data
Net Assets, End of Period (000's)	$22,998	$24,459	$20,260	$27,420	$31,762
Portfolio Turnover(b)	44%	64%	42%	84%	39%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
91

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

The availability of certain initial and contingent deferred sales charge reductions and waivers may depend on the particular financial intermediary or type of account through which you purchase or hold Fund shares. The following information about variations in sales charge reductions and waivers is applicable only to investors who purchase Fund shares through a Merrill Lynch, Ameriprise Financial, Morgan Stanley Wealth Management, Raymond James, Janney Montgomery Scott LLC, Edward D. Jones & Co. or Oppenheimer & Co. Inc. platform or account.
In all instances, it is your responsibility to notify the Fund or your financial intermediary at the time of purchase of any relationship or other facts qualifying you for sales charge reductions or waivers. For reductions and waivers not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive those reductions and waivers.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or in the SAI.
Front-End Sales Charge Waivers on Class A Shares available at Merrill Lynch
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
◼
Shares purchased through a Merrill Lynch affiliated investment advisory program
◼
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
◼
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
◼
Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch's policies relating to sales load discounts and waivers
◼
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus
◼
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic
92

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on A and C Shares available at Merrill Lynch
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
◼
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
◼
Shares acquired through a right of reinstatement
◼
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)
◼
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in the Fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
Ameriprise Financial
Shareholders purchasing Fund shares through an Ameriprise Financial platform or account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI:
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).
93

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
◼
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
◼
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund's Prospectus or SAI.
Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Morgan Stanley employee and employee-related accounts according to Morgan Stanley's account linking rules
◼
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◼
Shares purchased through a Morgan Stanley self-directed brokerage account
◼
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load
94

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at Raymond James
◼
Shares purchased in an investment advisory program
◼
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions
◼
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◼
A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James
CDSC Waivers on Classes A and C Shares available at Raymond James
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund's prospectus
◼
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James
◼
Shares acquired through a right of reinstatement
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation, and/or Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing fund shares through a Janney brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
95

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Front-End Sales Charge Waivers on Class A shares available at Janney
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)
◼
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◼
Shares acquired through a right of reinstatement
◼
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures
CDSC Waivers on Class A and C shares available at Janney
◼
Shares sold upon the death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus
◼
Shares purchased in connection with a return of excess contributions from an IRA account
◼
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 701/2 as described in the fund’s Prospectus.
◼
Shares sold to pay Janney fees but only if the transaction is initiated by Janney
◼
Shares acquired through a right of reinstatement
◼
Shares exchanged into the same share class of a different fund
Front-End Load Discounts available at Janney: Breakpoints, Rights of Accumulation and/or letters of intent1
◼
Breakpoints as described in this Prospectus
◼
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◼
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets
1 Also referred to as an “initial sales charge
Edward D. Jones & Co (”Edward Jones“)
Effective on or after May 1, 2021, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the
96

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Fund’s Prospectus or statement of additional information (”SAI“) or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Victory Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints - Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus.
◼
Rights of Accumulation (“ROA”)
◼
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of the Victory Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◼
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
◼
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◼
Letter of Intent (“LOI”)
◼
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
◼
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers - Sales charges are waived for the following shareholders and in the following situations:
◼
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
◼
Shares purchased in an Edward Jones fee-based program.
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
97

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

◼
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
◼
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.
◼
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◼
Death or disability of the shareholder.
◼
Systematic withdrawals with up to 10% per year of account value.
◼
Return of excess contributions from an Individual Retirement Account (IRA).
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
◼
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
◼
Shares exchanged in an Edward Jones fee-based program.
◼
Shares acquired through NAV reinstatement.
◼
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
◼
Initial purchase minimum: $250
◼
Subsequent purchase minimum: none
Minimum Balances
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◼
A fee-based account held on an Edward Jones platform
◼
A 529 account held on an Edward Jones platform
◼
An account with an active systematic investment plan or LOI
Exchanging Share Classes
◼
At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund.
98

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares available at OPCO
◼
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◼
Shares purchased by or through a 529 Plan
◼
Shares purchased through an OPCO affiliated investment advisory program
◼
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◼
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)
◼
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◼
Employees and registered representatives of OPCO or its affiliates and their family members
◼
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus
CDSC Waivers on A and C Shares available at OPCO
◼
Death or disability of the shareholder
◼
Shares sold as part of a systematic withdrawal plan as described in the Fund's Prospectus
◼
Return of excess contributions from an IRA Account
◼
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus
◼
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◼
Shares acquired through a right of reinstatement
Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent
◼
Breakpoints as described in this Prospectus
◼
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
99

Appendix A — Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries

Waivers Specific to Stifel, Nicolaus & Company, Incorporated (“Stifel”)
Shareholders purchasing Fund shares through a Stifel platform or account or who own shares for which Stifel or an affiliate is the broker-dealer of record are eligible for the following additional sales charge waiver.
Front-end Sales Load Waiver on Class A Shares
◼
Class C shares that have been held for more than seven (7) years will be converted to Class A shares of the same Fund pursuant to Stifel’s policies and procedures All other sales charge waivers and reductions described elsewhere in the Fund’ Prospectus or SAI still apply.
100

P.O. Box 182593

Columbus, OH 43218-2593
Statement of Additional Information (SAI): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-Annual Reports: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about a Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-539-FUND (800-539-3863)
By mail:
Victory Funds
P.O. Box 182593
Columbus, OH 43218-2593
You also can get information about a Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC's Edgar database at http://www.sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
On the Internet:
EDGAR database at sec.gov or by email request at
publicinfo@sec.gov
Investment Company Act File Number 811-4852
VF-RS-FIF-PRO (05/21)

May 1, 2021
Prospectus
Victory Floating Rate Fund
Member Class
RSFMX
Victory High Income Municipal Bond Fund
Member Class
RHMMX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Victory Funds’ shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Victory Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on www.VictoryFunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you need not take any action.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your reports. If you invest directly with the Victory Funds, you can call 800-539-3863 or send an e-mail request to TA.Processing@FISGlobal.com. Your election to receive reports in paper will apply to all Victory Funds you hold directly or through your financial intermediary.
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
www.vcm.com
800-235-8396

Floating Rate Fund Summary
Investment Objective
The Victory Floating Rate Fund (the “Fund”) seeks to provide a high level of current income.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay, directly or indirectly, to invest in the Fund. The annual fund operating expenses for the Fund are based on expenses incurred during the Fund's most recently completed fiscal year.
Shareholder Fees
(fees paid directly from your investment)
Member Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	3.18%
Total Annual Fund Operating Expenses	3.83%
Fee Waiver/Expense Reimbursement	(2.98)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.85%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.85% of the Fund’s Member Class shares through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Member Class	$87	$894	$1,720	$3,872
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs , resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not
1

Floating Rate Fund Summary
reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 54% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its assets in floating rate loans and other floating rate investments. Park Avenue Institutional Advisers LLC, the Fund’s sub-adviser, (“Park Avenue”) expects that most or all of the investments held by the Fund will typically be below investment grade.
Floating rate investments are debt obligations of companies or other entities that have interest rates that adjust or “float” periodically, normally on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate (such as LIBOR) plus a premium. A floating rate loan is typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. The Fund will typically acquire loans directly in a transaction arranged through an agent or by assignment from another holder of the loan. The Fund will typically invest in senior secured corporate loans.
Park Avenue considers several factors in purchasing and selling investments for the Fund, such as fundamental analysis of the issuer, the credit quality of the issuer and any collateral securing the investment, the issuer’s management, capital structure, leverage, and operational performance, and the business outlook for the industry of the issuer.
Floating rate investments include, without limitation, floating rate debt securities, money market securities of all types, repurchase agreements, and shares of money market funds. For this purpose, the Fund considers floating rate investments to include investments whose interest rates do not by their terms reset prior to maturity but have maturities of six months or less. The Fund may invest up to 100% of its assets in obligations of foreign issuers, including sovereign and private issuers. The Fund may enter into foreign currency exchange transactions in order to hedge against adverse changes in the values of currencies in which those obligations are denominated.
Floating rate loans in which the Fund invests are expected to be “senior” loans, although the Fund may invest in other types of loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. For example, the Fund may be delayed or prevented from realizing on its collateral. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments.
The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations, such as corporate bonds, government securities, repurchase agreements, and mortgage and other asset-backed securities.
Park Avenue may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.
An investment will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by Standard & Poor’s Ratings Group, or if unrated, is considered by Park Avenue to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that
2

Floating Rate Fund Summary
investment will usually be more volatile and is likely to fall. Senior loans typically are of below investment grade quality and (if rated) have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics (sometimes referred to as “junk”).
Credit ratings are based largely on the issuer’s historical financial condition and the rating agencies’ investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition, and does not reflect an assessment of an investment’s volatility or liquidity. Although Park Avenue considers credit ratings in making investment decisions, it performs its own investment analysis and does not rely only on ratings assigned by the rating agencies. The Fund depends more on Park Avenue’s ability to buy lower-rated debt than it does on its ability to buy investment-grade debt. The Fund may have to participate in legal proceedings or take possession of and manage assets that secure the issuer’s obligations. This could increase the Fund’s operating expenses and decrease its net asset value.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund also may enter into exchange-traded or over-the-counter foreign currency exchange transactions, including currency futures, forward, and option transactions. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, currency risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk, currency risk, or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Fund may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Fund's investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Fund’s ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired. The terms of many floating rate loans and other instruments are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. It is anticipated
3

Floating Rate Fund Summary
that LIBOR will be discontinued at the end of 2021, which may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgement of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk – Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
4

Floating Rate Fund Summary
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.The information presented is for that of the Fund’s Class Y shares (which are not offered by this prospectus). The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the average annual total returns of the Fund’s Class Y shares over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.
While no information is shown for the Member Class shares (because they do not yet have a full calendar year of performance), annual returns for Member Class shares would have been substantially similar to those shown here. Member Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance information for the Fund’s Class Y shares prior to July 30, 2016 reflects the historical performance of the Class Y shares of the RS Floating Rate Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.
Calendar Year Returns for Class Y Shares
(The annual return in the bar chart is for the Fund’s Class Y shares.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	10.98%	June 30, 2020
Lowest Quarter	-14.70%	March 31, 2020

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS Y Before Taxes	4.92%	6.30%	4.38%
CLASS Y After Taxes on Distributions	2.49%	3.87%	2.17%
CLASS Y After Taxes on Distributions and Sale of Fund Shares	2.80%	3.74%	2.37%
Index
S&P/LSTA U.S. Leveraged Loan Index reflects no deduction for fees, expenses or taxes.	3.12%	5.24%	4.32%
5

Floating Rate Fund Summary
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
Management of the Fund
Investment Adviser
Victory Capital Management Inc.
Investment Sub-Adviser
Park Avenue Institutional Advisers LLC
Investment Team
	Title	Tenure with the Fund
John Blaney, CFA	Portfolio Manager	Since 2013
Andrew Liggio	Portfolio Manager	Since March 2021
Purchase and Sale of Fund Shares
Investment Minimums	Member Class
Minimum Initial Investment	$3,000
Minimum Subsequent Investments	$50
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
The Fund’s distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
6

High Income Municipal Bond Fund Summary
Investment Objective
The Victory High Income Municipal Bond Fund (the “Fund”) seeks to provide a high current income exempt from federal income taxes with a secondary objective of capital appreciation.
Fund Fees and Expenses
The following table describes the fees and expenses that you may pay, directly or indirectly, to invest in the Fund. The annual fund operating expenses for the Fund are based on expenses incurred during the Fund's most recently completed fiscal year.
Shareholder Fees
(fees paid directly from your investment)
Member Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	3.19%
Total Annual Fund Operating Expenses	3.69%
Fee Waiver/Expense Reimbursement	(3.04)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.65%
1
Victory Capital Management Inc., the Fund’s investment adviser, (“Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.65% of the Fund’s Member Class shares through at least April 30, 2022. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to three years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
Example:
The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Member Class	$66	$847	$1,647	$3,743
7

High Income Municipal Bond Fund Summary
Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover will generally indicate higher transaction costs , resulting in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategy
The Fund invests primarily in municipal obligations, the interest on which is, in the opinion of the issuer’s bond counsel, exempt from federal individual income tax (but not necessarily the federal alternative minimum tax (the “AMT”)). Under normal circumstances at least 80% of the value of the Fund’s assets will be invested in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT). This is a fundamental policy that cannot be changed without shareholder approval.
The Adviser allocates the Fund’s investments among a diversified portfolio of municipal securities offering the potential for high current income. The Fund may invest any portion of its assets in municipal securities that are rated below investment grade (or, if unrated, considered by the Adviser to be of comparable quality), commonly known as “high yield” or “junk” bonds.
In selecting securities for the Fund, the Adviser performs in-depth credit analysis of the issuer’s creditworthiness and of the securities. The Adviser attempts to identify securities paying attractive current income, and securities that it believes are undervalued.
The Adviser considers the duration and the maturity of the Fund’s portfolio; however, these factors are a lesser consideration than credit and yield considerations due to the nature of the securities in which the Fund invests. There is no lower limit on the rating of securities that may be in the Fund. Some of the securities that the Fund buys and holds may be in default.
Municipal obligations are debt securities issued by states, the District of Columbia, and territories and possessions of the United States, their political subdivisions, agencies, authorities, and instrumentalities. Types of municipal obligations in which the Fund may invest include:
◼
general obligation bonds, of state and local governments secured by the issuer’s unlimited or limited taxing power;
◼
specific obligation bonds, payable by a special tax or revenue source;
◼
revenue bonds, supported by a revenue source related to the project being financed;
◼
notes or short-term obligations issued in anticipation of a bond sale, backed by the collection of taxes or receipt of revenues; and
◼
private activity bonds, including industrial development bonds, issued by or on behalf of public authorities.
The Adviser may sell investments when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or in an attempt to limit losses on investments that may decline or have declined in value.
The Fund may invest up to 100% of its assets in high yield, lower-rated fixed-income securities, including securities below investment grade, commonly known as “high yield” or “junk” bonds. A security will be considered to be below investment grade if it is rated Ba1 or lower by Moody’s Investors Service, Inc. and BB+ or lower by Standard & Poor’s Ratings Group, or if unrated, is considered by the Adviser to be of comparable quality. A below investment grade rating reflects a greater possibility that the issuer of an investment may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the value of that investment will usually be more volatile and is likely to fall.
8

High Income Municipal Bond Fund Summary
The Fund may invest in other tax-exempt securities that are not municipal obligations. The Fund’s investments may include any type of debt instrument, including, for example, zero-coupon securities, floating and variable-rate demand notes and bonds, and residual interest bonds, which are an inverse floating rate security (“inverse floaters”). The Fund may invest any portion of its assets in obligations that pay interest subject to the AMT.
The Fund may invest without limit in municipal obligations that pay interest from similar revenue sources, in municipal securities of issuers within a single state, or in municipal securities issued by entities having similar characteristics. The issuers may be located in the same geographic areas or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas or issuers whose revenues are derived from such projects, and may increase the volatility of the Fund’s net asset value. The Fund may invest more than 25% of its total assets in a segment of the municipal securities market with similar characteristics if the Fund’s investment team determines that the potential return from such investment justifies the additional risk.
The Fund may enter into exchange-traded or over-the-counter derivatives transactions of any kind, such as futures contracts, options on futures, and swap contracts, including, for example, interest rate swaps and credit default swaps. The Fund may enter into any of these transactions for a variety of purposes, including, but not limited to, hedging various risks such as credit risk, interest rate risk, and liquidity risk; taking a net long or short position in certain investments or markets; providing liquidity in the Fund; equitizing cash; minimizing transaction costs; generating income; adjusting the Fund’s sensitivity to interest rate risk or other risk; replicating certain direct investments; and asset and sector allocation.
Principal Risks
The Fund’s investments are subject to the following principal risks:
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer's ability to timely meet its debt obligations as they come due.
Municipal Obligations Risk – Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and may affect the overall municipal securities market. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Fund to be taxable and may result in a significant decline in the values of such municipal obligations. Investments in inverse floaters typically involve greater risk than investments in municipal obligations of comparable maturity and credit quality, and the values of inverse floaters are more volatile than those of municipal obligations due to the leverage they entail.
9

High Income Municipal Bond Fund Summary
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Derivatives Risk — Derivative instruments and strategies, including  futures and selling securities short, may not perfectly replicate direct investment in the security. Derivatives also entail exposure to counterparty credit risk, the risk of mispricing or improper valuation, and the risk that small price movements can result in substantial gains or losses.
Credit Derivatives Risk – Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Liquidity Risk — Lack of a ready market or restrictions on resale may limit the ability of the Fund to dispose of certain holdings quickly or at prices that represent true market value in the judgement of the Adviser. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid investments and relatively less liquid investments may also be difficult to value. Over recent years, the capacity of dealers to make markets in fixed income securities has been outpaced by the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal due to the increased supply in the market that would result from selling activity.
Management Risk — The portfolio managers may not execute the Fund's principal investment strategy effectively.
You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.
Investment Performance
The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund.The information presented is for that of the Fund’s Class Y shares (which are not offered by this prospectus). The bar chart shows you how the Fund’s calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the average annual total returns of the Fund’s Class Y shares over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.
While no information is shown for the Member Class shares (because they do not yet have a full calendar year of performance), annual returns for Member Class shares would have been substantially similar to those shown here. Member Class shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
Performance information for the Fund’s Class Y shares prior to July 30, 2016 reflects the historical performance of the Class Y shares of the RS High Income Municipal Bond Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by a different manager) (the “predecessor fund”). The Fund’s performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund. The Fund’s investment team changed on April 1, 2020.
10

High Income Municipal Bond Fund Summary
Calendar Year Returns for Class Y Shares
(The annual return in the bar chart is for the Fund’s Class Y shares.)

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter	5.36%	June 30, 2011
Lowest Quarter	-5.92%	December 31, 2016

Average Annual Total Returns (For the Periods Ended December 31, 2020)	1 Year	5 Years	10 Years
CLASS Y Before Taxes	5.76%	4.51%	5.52%
CLASS Y After Taxes on Distributions	5.48%	4.41%	5.48%
CLASS Y After Taxes on Distributions and Sale of Fund Shares	5.10%	4.42%	5.33%
Indices
Bloomberg Barclays Municipal Bond Index reflects no deduction for fees, expenses or taxes.	5.21%	3.91%	4.63%
Bloomberg Barclays High Yield Municipal Bond Index reflects no deduction for fees, expenses or taxes.	4.89%	6.56%	6.86%
After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one share class. The after-tax returns for other classes will vary.
11

High Income Municipal Bond Fund Summary
Management of the Fund
Investment Adviser
Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s USAA Investments, A Victory Capital investment franchise.
Investment Team
	Title	Tenure with the Fund
Regina G. Conklin, CFA, CPA	Senior Portfolio Manager	Since April 2020
Andrew Hattman, CFA, CAIA	Portfolio Manager	Since April 2020
Lauren Spalten	Portfolio Manager	Since March 2021
Purchase and Sale of Fund Shares
Investment Minimums	Member Class
Minimum Initial Investment	$3,000
Minimum Subsequent Investments	$50
You may redeem your shares on any day the Fund is open for business. Redemption requests may be made by telephone (with prior appropriate approval) or by mail.
When you buy and redeem shares, the Fund will price your transaction at the next-determined net asset value (“NAV”) after the Fund receives your request in good order, which means that your request contains all the required documentation, and that all documents contain required signatures or signature guarantees from a financial institution.
Tax Information
Fund distributions normally consist of exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax. A portion of the Fund’s distributions may not qualify as exempt-interest dividends; such distributions will generally be taxable to you as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and its financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
12

Additional Fund Information

Victory Capital Management Inc., which we refer to as the “Adviser” throughout the Prospectus, manages each Fund.
Each Fund is managed by the Adviser, who also manages other funds, each having distinct investment management objectives, strategies, risks, and policies. Together, these funds are referred to in this Prospectus as the “Victory Funds” or, more simply, the “Funds.”
The following section describes additional information about the principal investment strategy the Funds will use under normal market conditions to pursue their investment objective, as well as any secondary strategies the Funds may use, and the related risks. This Prospectus does not attempt to describe all of the various investment techniques and types of investments that the Adviser may use in managing the Funds. The SAI includes more information about the Funds, their investments, and the related risks. Under adverse, unstable or abnormal market conditions, a Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. For cash management purposes, each Fund may hold all or a portion of its assets in cash, short-term money market instruments or shares of other investment companies. This may reduce the benefit from any upswing in the market, cause the Fund to fail to meet its investment objective and increase the Fund's expenses.
The High Income Municipal Bond Fund’s policy to invest at least 80% of its net assets in tax-exempt municipal obligations (which may include obligations that pay interest subject to the AMT) cannot be changed without the approval of the Fund’s shareholders. The Floating Rate Fund’s policy to invest at least 80% of its assets in floating rate loans and other floating rate investments is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon at least 60 days’ written notice to shareholders. For purposes of a Fund’s 80% investment policy, “assets” means the Fund’s net assets plus the amount of any borrowings for investment purposes, exclusive of collateral held from securities lending. Any derivatives counted towards a Fund’s 80% investment policy will be valued at market value.
If you would like to receive additional copies of any materials, please call the Victory Funds at 800-235-8396 or please visit VictoryFunds.com.
13

Investments

The following describes the types of securities each Fund may purchase under normal market conditions to achieve its principal investment strategy. The Funds will not necessarily buy all of the securities listed below.
U.S. Government Securities1
Notes and bonds issued or guaranteed by the U.S. government, its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury; others are obligations only of the U.S. agency or instrumentality. There is no guarantee that the U.S. government will provide support to U.S. agencies or instrumentalities if they are unable to meet their obligations.
U.S. Government Instrumentalities1
Securities issued by U.S. government instrumentalities such as: the Student Loan Marketing Association (“SLMA” or Sallie Mae), The Federal Farm Credit Bank (“FFCB”), and Federal Home Loan Banks. Certain instrumentalities are “wholly-owned Government corporations,” such as the Tennessee Valley Authority (“TVA”).
Corporate Debt Obligations
Debt instruments issued by corporations. They may be secured or unsecured.
Convertible or Exchangeable Obligations
Debt instruments that may be exchanged or converted to other securities.
Loans
Debt obligations of companies or other entities that are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the loan. A loan may be acquired directly in a transaction arranged through an agent or by assignment from another holder of the loan.
When-Issued, To-Be-Announced (“TBA”) and Delayed-Delivery Securities
Securities that are purchased or sold for delivery at a later time. In a TBA transaction, a seller generally agrees to deliver a mortgage-backed security meeting certain criteria at a future date.
Zero Coupon Bonds
Debt instruments that are purchased at a discount from face value. The bond’s face value is received at maturity, with no interest payments before then.
Derivatives
Derivative instruments are financial contracts whose value is based on an underlying security or asset, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including credit default swap contracts, swaps, futures contracts (both short and long positions), options on futures contracts, options, and forward currency exchange contracts. A Fund may use derivatives for hedging (attempting to reduce risk by offsetting one investment position with another), for cash management (attempting to remain fully invested while maintaining liquidity), for managing certain risks (such as yield curve exposure, interest rate risk or credit risk), to generate income, to gain exposure to an investment in a manner
1
Obligations of entities such as the GNMA are backed by the full faith and credit of the U.S. Treasury. Others, such as the FNMA, SLMA, FHLB, FHLMC, FMAC and TVA are supported by the right of the issuer to borrow from the U.S. Treasury. FFCB is supported only by the credit of the federal instrumentality. See the SAI for more information about investments in obligations of U.S. government instrumentalities and wholly-owned government corporations.
14

Investments

other than investing in the asset directly or for any other permissible purpose. Hedging may relate to a specific investment, a group of investments, or the Fund’s portfolio as a whole. Currently, some swaps may be negotiated bilaterally and others may be subject to mandatory clearing and exchange trading requirements. These requirements may decrease counterparty exposure and increase liquidity, but will not make swap transactions risk free.
Foreign Securities
Can include common stock and convertible preferred stock of non-U.S. corporations. Also may include American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs), which are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations, and exchange-traded funds (“ETFs”) that invest in foreign corporations.
The Adviser may use other types of investment strategies in pursuing each Fund's overall investment objective. The following describes the types of securities that the Adviser may purchase or investment techniques the Adviser may employ that are not considered to be a part of the Funds' principal investment strategies. Additional securities and techniques are described in the Funds' SAI.
U.S. Equity Securities
Can include common stock, preferred stock, and securities that are convertible or exchangeable into common stock of U.S. corporations.
Investment Companies
The Fund may invest in securities of other investment companies, including ETFs, if those companies invest in securities consistent with the Fund's investment objective and policies. ETFs are investment companies the shares of which are bought and sold on a securities exchange.
Securities Lending
To enhance the return on its portfolio, the Fund may lend portfolio securities to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. Each loan will be secured continuously by collateral in the form of cash, securities issued by the U.S. government or its agencies or instrumentalities, letters of credit, and certificates of deposit.
15

Risk Factors

The following provides additional information about the Funds' principal risks and supplements those risks discussed in each Fund's Fund Summary section of this Prospectus.
	Floating Rate	High Income Municipal Bond
Below-Investment-Grade Securities Risk	X	X
Credit Derivatives Risk	X	X
Debt Securities Risk	X	X
Derivatives Risk	X	X
Foreign Securities Risk	X
Geopolitical/Natural Disaster Risk	X	X
Information Technology Sector Risk	X	X
Liquidity Risk	X	X
Loan Risk	X
Management Risk	X	X
Municipal Obligations Risk		X
U.S. Government Securities Risk	X	X
Below-Investment-Grade Securities Risk — Below-investment-grade securities (high-yield or “junk” bonds) are subject to certain risks in addition to those risks associated with higher-rated securities. Below-investment-grade securities generally offer higher yields than investment-grade securities with similar maturities because the financial condition of the issuers may not be as strong as issuers of investment-grade securities. For this reason, below-investment-grade securities may be considered speculative, which means that there is a higher risk that the Fund may lose a substantial portion or all of its investment in a particular below-investment-grade security. Below-investment-grade securities may be more susceptible to real or perceived adverse economic conditions, which may cause them to be downgraded or default, less liquid, and more difficult to evaluate than investment-grade securities.
Credit Derivatives Risk — Credit default swaps can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities.
Debt Securities Risks — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates, adverse economic or political conditions, tariffs and trade disruptions, inflation, or adverse investor sentiment generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Changes in value may occur sharply and unpredictably. Other factors that may affect the value of a debt security include public health crises, such as the COVID-19 pandemic, and responses by governments and companies to such crises. The COVID-19 pandemic is having, and any future outbreaks could have, an adverse impact on the issuers of debt securities in which the Fund may invest and the global economy in general, which impact could be material.
This pandemic, which has spread rapidly across the world, has led and will continue to lead for an unknown period of time to disruptions in local, regional, national and global markets and economies. The outbreak has resulted in, and until fully resolved is likely to continue to result in, among other things: (1) government imposition of various forms of “stay at home” orders and the closing of “non-essential” businesses, resulting in significant disruption to the businesses of many issuers as well as lay-offs of employees; (2) increased requests by issuers of debt instruments for amendments and waivers of agreements to avoid default and increased defaults; (3) volatility and disruption of markets, including greater volatility in pricing and spreads; and (4) rapidly evolving proposals and/or actions by state and federal governments to address problems being experienced by the markets and by businesses and the economy in general. For example, actions by the U.S. Federal Reserve (also known as the “Fed”) have included direct capital infusions into companies, new monetary programs, and dramatically lower interest rates. High public debt in the United States and other countries creates
16

Risk Factors

ongoing systemic and market risks and policymaking uncertainty. The COVID-19 pandemic and other market events also may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
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Interest Rate Risk — The value of a security will decline if interest rates rise. When interest rates go up, the value of a debt security typically goes down. When interest rates go down, the value of a debt security typically goes up. Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. The longer the Fund’s average portfolio duration, the more sensitive the Fund will be to changes in interest rates. In addition, during periods of increased market volatility, the market values of fixed income securities may be more sensitive to changes in interest rates. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives. Decisions by the Fed regarding interest rate and monetary policy can have a significant effect on the value of debt securities as well as the overall strength of the U.S. economy. Precise interest rate predictions are difficult to make, and interest rates may change unexpectedly and dramatically in response to extreme changes in market or economic conditions. Interest rates have been unusually low in recent years in the U.S. and abroad, and central banks have reduced rates further in an effort to combat the economic effects of the COVID-19 pandemic. Extremely low or negative interest rates may become more prevalent or may not work as intended. As there is little precedent for this situation, the impact on various markets that interest rate or other significant policy changes may have is unknown.
◼
Inflation Risk — Inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating-rate debt securities or equity securities that have a record of dividend growth.
◼
Reinvestment Risk — When interest rates are declining, the interest income and prepayments on a security the Fund receives will have to be reinvested at lower interest rates. Generally, interest rate risk and reinvestment risk tend to have offsetting effects, though not necessarily of the same magnitude.
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Credit (or Default) Risk — The issuer of a debt security may be unable to make timely payments of interest or principal. Credit risk is measured by nationally recognized statistical rating organizations (“NRSROs”) such as Standard & Poor’s (“S&P”), Fitch, Inc., and Moody’s Investor Service (“Moody’s”).
◼
Liquidity Risk — A lack of a ready market or restrictions on resale may limit the Fund’s ability to sell a security at an advantageous time or price. Adverse market or economic conditions, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Illiquid securities and relatively less liquid securities may also be difficult to value. The capacity of dealers to make markets in fixed income securities may not keep pace with the growth in the size of the fixed income markets. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, due to the increased supply in the market that would result from selling activity.
◼
Redemption Risk — The Fund may experience periods of heavy shareholder redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.
17

Risk Factors

Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
Foreign Securities Risk
◼
Foreign Investments Risk — Foreign investments involve certain special risks. For example, compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign stock exchanges, brokers, and listed companies. Foreign issuers may not be subject to the uniform accounting, auditing, and financial reporting standards and practices prevalent in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. These factors can make foreign investments more volatile than U.S. investments. Investments in depositary receipts (such as ADRs and GDRs) may also involve additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and the risk of an illiquid market for depositary receipts. Certain of these risks may also apply to some extent to U.S. investments that are denominated in foreign currencies and to investments in U.S. companies that have significant foreign operations.
◼
Political Risk — Foreign securities markets may be more volatile than their counterparts in the U.S. Investments in foreign countries could be affected by factors not present in the U.S., including expropriation, confiscation of property, and difficulties in enforcing contracts. Foreign settlement procedures may also involve additional risks, and foreign issuers can be impacted by changes to trade policies and trade disputes. These factors can make foreign investments more volatile than U.S. investments.
◼
Legal Risk — Legal remedies for investors in foreign countries may be more limited than the legal remedies available in the U.S.
Geopolitical/Natural Disaster Risk — Global economies and financial markets are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely affect issuers in another country or region. Geopolitical and other risks, including war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fires and floods, may add to instability in world economies and markets generally. Changes in trade policies and international trade agreements could affect the economies of many countries in unpredictable ways. Epidemics and/or pandemics, such COVID-19, may result in, among other things, closing borders, disruptions to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and consumer activity, as well as general concern and uncertainty. The impact may last for extended periods.
18

Risk Factors

Information Technology and Operational Risk — Markets and market participants are increasingly reliant upon both publicly available and proprietary information data systems. Data imprecision, software or other technology malfunctions, programming inaccuracies, unauthorized use or access, and similar circumstances may impair the performance of these systems and may have an adverse impact upon a single issuer, a group of issuers, or the market at large. The information technology and other operational systems upon which the Fund’s service providers rely may be subject to cyber attack or other technological disruptions, and could otherwise disrupt the ability of these service providers to perform essential tasks for the Fund. In certain cases, an exchange or market may close or issue trading halts on either specific securities or even the entire market, which may result in the Fund being, among other things, unable to buy or sell certain securities or financial instruments or accurately price its investments.
Liquidity Risk — Liquidity risk exists when particular investments cannot be disposed of quickly in the normal course of business. The ability of the Fund to dispose of such securities or other instruments at advantageous prices may be greatly limited, and the Fund may have to continue to hold such securities or instruments during periods when the adviser would otherwise have sold them (in order, for example, to meet redemption requests or to take advantage of other investment opportunities). Adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer, including rising interest rates, may adversely affect the liquidity of the Fund’s investments and may lead to increased redemptions. Some securities held by the Fund may be restricted as to resale, and there is often no ready market for such securities. In addition, the Fund, by itself or together with other accounts managed by the adviser, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. It may also be the case that other market participants may be attempting to liquidate a security of a particular issuer or type of issuer at the same time as the Fund is attempting to liquidate such security, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Market values for illiquid securities may not be readily available, and there can be no assurance that any fair value assigned to an illiquid security at any time will accurately reflect the price the Fund might receive upon the sale of that security. It is possible that, during periods of extreme market volatility or unusually high and unanticipated levels of redemptions, the Fund may be forced to sell large amounts of securities more quickly than it normally would in the ordinary course of business. In such cases the sale proceeds received by the Fund may be substantially less than if the Fund had been able to sell the securities in more-orderly transactions, and the sale price may be substantially lower than the price previously used by the Fund to value the securities for purposes of determining the Fund’s net asset value (“NAV”).
Loan Risk — Investments in loans, including floating rate loans are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high-yield/junk bonds. This means they are subject to greater credit risks than other investments, including a greater possibility that the borrower will be adversely affected by changes in market or economic conditions and may default or enter bankruptcy. In addition, investments in loans may be difficult to value and may be illiquid. The secondary market for loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in the loan, resulting in a material decline in the Fund’s NAV. As a result, the Fund may be adversely affected by selling other investments at an unfavorable time and/or under unfavorable conditions or borrowing to raise cash to meet redemption obligations or pursue other investment opportunities.  Floating rate loans and other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors (sometimes referred to as “covenant-lite” loans or obligations) are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements. In certain
19

Risk Factors

circumstances, bank loans may not be deemed to be securities. As a result, the Fund may not have the same protections as securities under the provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law. The Fund’s Adviser or Sub-Adviser may seek to avoid the receipt of material non-public information about the issuers of the loans being considered for purchase by the Fund, which may affect its ability to assess the loans as compared to investors that do receive such information.
Additional risks of investments in loans include:
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Agent/Intermediary Risk - If the Fund holds a loan through another financial institution, or relies on another financial institution to administer the loan, the Fund’s receipt of principal and interest on the loan is subject to the credit risk of the financial institution. If the Fund holds its interest in a loan through another financial institution, the Fund likely would not be able to exercise its rights directly against the borrower and may not be able to cause the financial institution to take what it considers to be appropriate action. If the Fund relies on a financial institution to administer a loan, the Fund is subject to the risk that the financial institution may be unwilling or unable to demand and receive payments from the borrower in respect of the loan, or otherwise unwilling or unable to perform its administrative obligations.
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Collateral Impairment Risk - The terms of certain loans in which the Fund may invest require that collateral be maintained to support payment of the borrower’s obligations under the loan. However, the value of the collateral may decline after the Fund invests, and the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, the Fund’s interest in collateral securing a loan may be found invalid or may be used to pay other outstanding obligations of the borrower under applicable law. In the event that a borrower defaults, the Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that all or some of the collateral may be illiquid.
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Subordination Risk - Senior loans are subject to the risk that a court could subordinate them to presently existing or future indebtedness or take other action detrimental to the holders of senior loans.
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Limited Information Risk - Because there is limited public information available regarding loan investments, the Fund is particularly dependent on the analytical abilities of the Fund’s investment team.
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Settlement Risk - Transactions in many loans settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period after the sale. As a result, those proceeds will not be available to make additional investments or to meet the Fund’s redemption obligations. In order to meet short-term liquidity needs, a Fund may draw on its cash or other short-term positions, maintain short-term liquid assets sufficient to meet reasonably anticipated redemptions, and maintain a credit facility.
◼
LIBOR Transition Risk - The terms of many floating rate loans, financings and other transactions are tied to the London Interbank Offered Rate (“LIBOR”), which functions as a reference rate or benchmark. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of a Fund’s investments or the value or return on certain other Fund investments. It is anticipated that LIBOR will be discontinued at the end of 2021, though it is possible that certain LIBOR tenors may continue beyond 2021 and the most widely used LIBOR tenors may continue until mid-2023. The transition to a substitute rate may cause increased volatility and illiquidity in the markets for instruments with terms tied to LIBOR or other adverse consequences for these instruments. These events may adversely affect the Fund and its investments in such instruments.
20

Risk Factors

Management Risk — The investment process used by the investment team may produce incorrect judgments about the value of a particular asset or the team may implement its investment strategy in a way that may not produce the desired results.
Municipal Obligations Risk — The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Issuers, including governmental issuers of municipal obligations, may be unable to pay their obligations as they come due. Decreases in tax revenues, and increases in liabilities such as pension and health care liabilities, may increase the actual or perceived risk of default on such obligations. Because many municipal obligations are issued to finance similar projects, especially those relating to education, health care, housing, utilities, and water and sewer projects, conditions in these sectors can affect the overall municipal market. Payment of municipal obligations may depend on an issuer’s general unrestricted revenues, revenue generated by a specific project or the operator of a project, government appropriations, or aid from other governments. The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. In addition, future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations, causing interest received and distributed to shareholders by the Fund to be taxable and resulting in a significant decline in the values of such municipal obligations. There is generally less public information available for municipal obligations compared to corporate equities or debt securities, and the investment performance of a Fund holding municipal obligations may therefore be more dependent on the analytical abilities of the Adviser or Sub-Adviser.
Victory High Income Municipal Bond Fund may invest in residual interest bonds (“inverse floaters”). Inverse floaters are a type of inverse floating rate security, and their values generally move in the opposite direction from interest rates. Inverse floaters typically are issued by a special purpose vehicle, and are structured to provide their holders with a leveraged return on a fixed-rate municipal bond held by the special purpose vehicle. The Fund’s investment in an inverse floater typically involves greater risk than an investment in a fixed-rate bond of comparable maturity and credit quality, and the value of an inverse floater is more volatile than that of a fixed-rate bond due to the leverage it entails. The Fund could lose more than the amount of its investment in certain types of inverse floaters. Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities.
U.S. Government Securities — U.S. government securities are securities issued or guaranteed as to the payment of interest or principal by the U.S. government, by an agency or instrumentality of the U.S. government, or by a U.S. government-sponsored entity. Certain U.S. government securities may not be supported as to the payment of principal and interest by the full faith and credit of the U.S. government or the ability to borrow from the U.S. Treasury. Some U.S. government securities may be supported as to the payment of principal and interest only by the credit of the entity issuing or guaranteeing the security.
21

Risk Factors

The Adviser may use several types of investment strategies in pursuing the Fund's overall investment objective. The following risks are those that the Adviser does not consider to be principal risks of the Funds. Additional risks are included in the Funds' SAI.
Investment Company Risk — The Fund's ability to achieve its investment objective may be directly related to the ability of other investment companies (including ETFs) held by the Fund to meet their investment objectives. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying investment companies. Lack of liquidity in an ETF could result in an ETF being more volatile than the underlying portfolio of securities.
Securities Lending Risk — The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to the Fund due to (1) the inability of the borrower to return the securities, (2) a delay in receiving additional collateral to adequately cover any fluctuations in the value of securities on loan, (3) a delay in recovery of the securities, or (4) the loss of rights in the collateral should the borrower fail financially. These events could trigger adverse tax consequences for a Fund. In addition, the Fund is responsible for any loss that might result from its investment of the borrower’s collateral. In determining whether to lend securities, the Adviser or the Fund’s securities lending agent will consider relevant facts and circumstances, including the creditworthiness of the borrower.
An investment in the Fund is not a complete investment program.
22

Organization and Management of the Funds

The Funds' Board of Trustees has the overall responsibility for overseeing the management of each Fund.
The Investment Adviser
The Adviser serves as the investment adviser to each of the Victory Funds pursuant to an investment management agreement. The Adviser oversees the operations of the Funds according to investment policies and procedures adopted by the Board of Trustees. The Adviser is a New York corporation that is registered as an investment adviser with the Securities and Exchange Commission (“SEC”). As of March 31, 2021, the Adviser managed and advised assets totaling in excess of $154.3 billion for individual and institutional clients. The Adviser’s principal address is 15935 La Cantera Parkway, San Antonio, TX 78256.
See “Fund Fees and Expenses” for information about any contractual agreement by the Adviser to waive fees and/or reimburse expenses with respect to a Fund. From time to time, the Adviser also may voluntarily waive fees and/or reimburse expenses in amounts exceeding those required to be waived or reimbursed under any contractual agreement that may be in place with respect to a Fund.
A discussion of the Board’s most recent considerations in approving the Advisory  and Sub-Advisory Agreement is included in each Fund’s annual report for the period ended December 31.
Advisory fees to be paid annually, before waivers, will be equal to the following:
Fund	Advisory Fee
Victory Floating Rate Fund	0.65%
Victory High Income Municipal Bond Fund	0.50%
The Sub-Adviser
The Adviser has entered into a Sub-Advisory Agreement with Park Avenue. Park Avenue is responsible for the day-to-day investment management of the Victory Floating Rate Fund, which includes buying and selling securities and choosing broker-dealers. Park Avenue is a Delaware limited liability company organized in 2015 and is a wholly-owned subsidiary of GIS. GIS, a Delaware limited liability company, and its predecessor, Guardian Investor Services Corporation, a New York corporation, served as investment sub-adviser for certain predecessor funds from 1968 through 2015. GIS is a subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”), a New York mutual insurance company. Located at 7 Hanover Square, New York, New York 10004, Park Avenue had approximately $8 billion in assets under management as of March 31, 2021. For its services, the Adviser, not the Fund, pays Park Avenue an annual fee out of the Adviser’s advisory fee.
Portfolio Management
John Blaney and Andre Liggio are the portfolio managers of the Victory Floating Rate Fund. These portfolio managers are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.
John Blaney has been a co-portfolio manager of Victory Floating Rate Fund (including its predecessor fund) since 2013. Mr. Blaney is a managing director and co-head of the high yield and loan portfolio management group at Guardian Life, and has been with Guardian Life since 2000. He has focused on corporate credit and bank loan and high yield bond analysis since 2003. Prior to 2003, he was a structured products analyst and trader. He also helps manage the fixed-income assets of Guardian Life. Prior to joining Guardian Life, Mr. Blaney spent three years as an investment analyst at MetLife. He is a CFA charterholder, and he is a member of the CFA Institute and the New York Society of Security Analysts.
23

Organization and Management of the Funds

Andrew Liggio has co-managed the Victory Floating Rate Fund since March 2021. He is a managing director and head of the high yield and bank loan portfolio management group at Guardian Life. Before joining Guardian Life in 2016, he was a partner and analyst at Castle Hill Asset Management. He began his career as an auditor at Arthur Andersen and a credit assistant at The Bank of New York. Mr. Liggio holds the Chartered Financial Analyst (CFA) designation and is a member of the CFA Institute and the New York Society of Security Analysts.
Regina G. Conklin, Andrew Hattman and Lauren Spalten are the portfolio managers of the Victory High Income Municipal Bond Fund. These portfolio managers are, together, primarily responsible for the day-to-day management of the Fund’s portfolio.
Regina G. Conklin, CFA, CPA, is a Senior Portfolio Manager with USAA Investments, A Victory Capital Investment Franchise, and has managed the Victory High Income Municipal Bond Fund since April 2020. Ms. Conklin has over 24 years of investment management experience. She worked 28 years with USAA Asset Management Company, which was acquired by the Adviser’s parent company in 2019. Ms. Conklin is a member of the CFA Institute, the CFA Society of San Antonio, and the National Federation of Municipal Analysts.
Andrew Hattman, CFA, CAIA, is a Portfolio Manager with USAA Investments, A Victory Capital Investment Franchise, and has managed the Victory High Income Municipal Bond Fund since April 2020. Mr. Hattman has over eight years of investment management experience. Prior to joining the Adviser, Mr. Hattman worked for USAA Asset Management Company, which was acquired by the Adviser’s parent company in 2019. Mr. Hattman holds CFA and CAIA designations.
Lauren Spalten is a Portfolio Manager with USAA Investments, A Victory Capital Investment Franchise, and has managed the Victory High Income Municipal Bond Fund since March 2021. In 2018, Ms. Spalten joined USAA Investments, which was acquired by the Adviser’s parent company in 2019, as a Municipal Analyst covering the Southeast region. Prior to joining USAA, Lauren was an Associate Director at Standard & Poor’s (now S&P Global Ratings), where she specialized in evaluating creditworthiness of state and local governments across the Southwest United States. Lauren has additional experience in commercial real estate development and business plan development, primarily for medical and non-profit entities.
The Funds' SAI provides additional information about the portfolio manager's method of compensation, other accounts they manage and any ownership interests they may have in the Funds.
24

Investing with the Victory Funds

All you need to do to get started is to fill out an application.
If you are looking for a convenient way to open an account or to add money to an existing account, we can help. The sections that follow will serve as a guide to your investments with the Victory Funds. The following sections describe how to open an account, how to access information about your account, and how to buy, exchange, and sell shares of a Victory Fund.
Only Member Class shares are offered in this Prospectus. Member Class shares are available for purchase only by eligible shareholders. The Funds offer other share classes in different prospectuses.
We want to make it simple for you to do business with us. If you have questions about any of this information, please call your Investment Professional or one of our customer service representatives at 800-235-8396. They will be happy to assist you.
An Investment Professional is an investment consultant, salesperson, financial planner, investment adviser, or trust officer who provides you with investment information.
Your Investment Professional also can help you decide which share class is best for you.
Investment Professionals and other intermediaries may charge fees for their services.

25

Share Price

The daily NAV is useful to you as a shareholder because the NAV, multiplied by the number of Fund shares you own, gives you the value of your investment.
Each Victory Fund calculates its share price, called its net asset value (“NAV”), each business day as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”), which is normally 4:00 p.m. Eastern Time. In the event of an emergency or other disruption in trading on the NYSE, a Fund’s share price will be determined based upon the close of the NYSE. You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is next calculated after you place your order. A business day is a day on which the NYSE is open.
To the extent a Fund’s investments include securities that are primarily traded in foreign markets, the value of those securities may change on days when shareholders are unable to purchase and redeem a Fund’s shares, such as on weekends or other days when the Fund does not price its shares.
Each Fund reserves the right to close if the primary trading markets of the Fund’s portfolio instruments are closed and the Fund’s management believes that there is not an adequate market to meet purchase, redemption or exchange requests. In addition, if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that government securities dealers close before the close of regular trading on the NYSE (the “Alternative Closing Time”), the Fund reserves the right to refuse any purchase or redemption order received after the Alternative Closing Time. If the Fund closes at the Alternative Closing Time, its NAV will be calculated as of the Alternative Closing Time. You may not be able to buy or sell shares on Columbus Day and Veterans Day, or on holidays when the Federal Reserve system is closed, but the NYSE and other financial markets are open.
Each Fund prices its investments based on market value when market quotations are readily available. When these quotations are not readily available, a Fund will price its investments at fair value according to procedures approved by the Board of Trustees. A Fund will fair value a security when:
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Trading in the security has been halted;
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The market quotation for the security is clearly erroneous due to a clerical error;
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The security’s liquidity decreases such that, in the Adviser's opinion, the market quotation has become stale; or
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An event occurs after the close of the trading market (but before the Fund’s NAV is calculated) that, in the Adviser’s opinion, materially affects the value of the security.
The use of fair value pricing may minimize arbitrage opportunities that attempt to exploit the differences between a security's market quotation and its fair value. The use of fair value pricing may not, however, always reflect a security’s actual market value in light of subsequent relevant information, and the security’s opening price on the next trading day may be different from the fair value price assigned to the security.
Each Victory Fund calculates the NAV of each share class by adding up the total value of the investments and other assets of that class, subtracting its liabilities, and then dividing that figure by the number of outstanding shares of the class.
NAV=	Total Assets - Liabilities
Number of Shares Outstanding
You may be able to find a Fund's NAV each day in The Wall Street Journal and other newspapers. Newspapers do not normally publish fund information until a fund reaches a specific number of shareholders or level of assets. You may also find a Fund's NAV by calling 800-235-8396 or by visiting the Funds' website at VictoryFunds.com.
26

Investing in Member Class Shares

This Prospectus offers Member Class shares of the Funds. The Funds offer other classes of shares in a separate prospectus.
When you purchase shares of a Fund, you must choose a share class. Each share class represents an interest in the same portfolio of securities, but the classes differ in the sales charges, if any, and expenses that apply to your investment, allowing you and your Investment Professional to choose the class that best suits your investment needs. Not all Victory Funds offer all classes of shares, and some classes of shares are available for purchase only by eligible shareholders. The Victory Funds may offer additional classes of shares in the future.
The Funds reserve the right to change the eligibility criteria for purchasing a particular share class. The Funds may also waive any applicable eligibility criteria or investment minimums at its discretion.
Any Fund or share class may be closed at any time for failure to achieve an economical level of assets or for other reasons.
MEMBER CLASS SHARES
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No front-end sales charge or contingent deferred sales charge (CDSC). All your money goes to work for you right away.
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Member Class shares are only available to certain investors.
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Member Class shares do not pay any ongoing distribution and/or service (12b-1) fees.
Eligibility Requirements to Purchase Member Class Shares
Member Class shares may only be purchased by USAA members or individuals investing directly with Victory or a Victory sponsored product or by agreement.
Eligibility of Individuals Associated with the Victory Funds and Fund Service Providers
Current and retired Victory Fund trustees and the officers, directors, trustees, employees, and family members of employees of the Adviser or Affiliated Providers are eligible to purchase the lowest expense share class offered by a Fund. In the case of Class A shares, such purchases are not subject to a front-end sales charge. “Affiliated Providers” are affiliates of the Adviser and organizations that provide services to the Trust.
27

Information About Fees

Member Class shares are primarily intended for purchase directly from the Victory Funds. In the event you purchase the Fund or hold your shares through an Investment Professional, a broker dealer, or other financial intermediary, the Fund may pay for sub-transfer agent, recordkeeping and/or similar administrative services. In addition, the Adviser (and its affiliates) may make substantial payments out of its own resources, including the profits from the advisory fees the Adviser receives from the Funds, to affiliated and unaffiliated dealers or other Investment Professionals and service providers for distribution, administrative and/or shareholder servicing activities. The Adviser also may reimburse the Distributor (or the Distributor’s affiliates) for making these payments. Some of these distribution-related payments may be made to dealers or other Investment Professionals for marketing, promotional or related expenses; these payments are often referred to as “revenue sharing.”
In some circumstances, these types of payments may create an incentive for a dealer or Investment Professional or its representatives to recommend or offer shares of the Victory Funds to its customers. You should ask your dealer or Investment Professional for more details about any such payments it receives.
28

How to Buy Shares

Opening an Account
If you would like to open an account, you will first need to complete an Account Application.
You can obtain an Account Application by calling Victory Funds Customer Service at 800-235-8396. You can also download an Account Application by visiting the Victory Funds' website, VictoryFunds.com, and clicking on the Victory Funds Account Application link. Send the completed Account Application, along with a check made payable to the Victory Funds, at the following address:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You can also obtain an Account Application by contacting your Investment Professional. When you invest through an Investment Professional, the procedures for buying, selling, and exchanging shares and the account features and policies may differ. In addition to any limitations described in this Prospectus, an Investment Professional or other intermediary may also place other limits on your ability to use the services of a Fund. Sometimes an Investment Professional will charge you for its services. This fee will be in addition to, and unrelated to, the fees and expenses charged by the Funds.
Mutual funds must obtain and verify information that identifies investors opening new accounts. If the Funds are unable to collect the required information, you may not be able to open your account. Additional details about the Funds' Customer Identification Program are available in the section “Important Fund Policies.”
If you participate in a retirement plan that offers one of the Victory Funds as an option, please consult your employer for information on how to purchase shares of the Victory Funds through the plan, including any restrictions or limitations that may apply.
Paying for Your Initial Purchase
If you wish to make an investment directly into the Victory Funds, make your check payable to the “Victory Funds.” All checks must be drawn on U.S. banks. If your check is returned as uncollectible for any reason, you will be charged for any resulting fees and/or losses. The Fund does not accept cash, money orders, traveler’s checks, credit card convenience checks, or third party checks. Additionally, bank starter checks are not accepted for the shareholder’s initial investment into the Funds. All payments must be denominated in U.S. dollars.
Minimum Investments
If you would like to buy Member Class shares, you must first be an Eligible Investor, as discussed in the section Choosing a Share Class — Eligibility Requirements to Purchase. There is a $3,000 minimum investment amount required for Member Class shares beyond those set forth in the Eligibility Requirements to Purchase.
If your account falls below the minimum investment amount, we may ask you to reestablish the minimum investment. If you do not do so within 60 days, we may close your account and send you the value of your account.
The minimum investment required to open an account may be waived or lowered for employees and immediate family members of the employees, of the Adviser, the Administrator, and their affiliates. In addition, the minimum investment required may be waived when a Fund is purchased through an Advisory Program, within qualified retirement plans or in other similar circumstances. Although the Funds may sometimes waive the minimum investment, when they do so, they always reserve the right to reject initial investments under the minimum at their discretion.
29

How to Buy Shares

There is no minimum investment required to open an account or for additional investments in Victory Simple IRAs.
A Fund reserves the right to change the criteria for eligible investors and the investment minimums.
Purchasing Additional Shares
Once you have an existing account, you can make additional investments at any time in any amount (subject to any minimums) in the following ways:
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By Mail
To ensure that your additional investment is properly credited to your account, use the Investment Stub attached to your confirmation statement and send it with your check to the address indicated.
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By Telephone
If you have an existing account that has been set up to receive electronic transfers, you can buy additional shares by calling Victory Funds Customer Service at 800-235-8396 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday.
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By Exchange
You may purchase shares of a Fund using the proceeds from the simultaneous redemption of shares of another Victory Fund if it is eligible for an exchange with your Fund. You may initiate an exchange online (if you are a registered user of VictoryFunds.com), by telephone, or by mail. See the section “Exchanging Shares.”
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Via the Internet
If you are a registered user, you may request a purchase of shares through our website at VictoryFunds.com. Your account must be set up for Automated Clearing House (“ACH”) payment in order to execute online purchases.
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By ACH
Your account must be set up for ACH payment in order to execute purchases online or by telephone. It takes about 15 days to set up an ACH account and only domestic member banks may be used. After your account is set up, your purchase amount can be transferred by ACH. Currently, the Funds do not charge a fee for ACH transfers but they reserve the right to charge for this service in the future. Your originating bank may charge a fee for ACH transfers.
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By Wire
You may buy Fund shares by bank wire transfer of same day funds. Please call Victory Funds Customer Service at 800-235-8396 between 8:00 a.m. and 6:00 p.m. (Eastern Time), Monday through Friday for wiring instructions. Any commercial bank can transfer same-day funds by wire.
Although the transfer agent does not currently charge you for receiving same-day funds, it reserves the right to charge for this service in the future. Your bank may charge you for wiring same-day funds. You cannot buy shares for tax-qualified retirement plans by wire transfer.
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By Systematic Investment Plan
To enroll in the Systematic Investment Plan, you should check this box on the Account Application or on the Account Maintenance Form. We will need your bank information and the amount ($50 or more) and frequency of your investment. You can select monthly, quarterly, semi-annual or annual investments. You should attach a voided personal check so the proper information can be obtained. You must first meet the minimum investment requirement before we will make automatic withdrawals from your bank account and invest it in shares of a Fund.
30

How to Buy Shares

Other Purchase Rules You Should Know
The Funds reserve the right to refuse a purchase order for any reason, including if they believe that doing so would be in the best interest of a Fund or its shareholders. The Funds also reserve the right, without notice, to increase or decrease the minimum amount required to open, convert shares to, or maintain a Fund account, or to add to an existing Fund account.
Keep these addresses handy for purchases, exchanges, or redemptions.

BY REGULAR U.S. MAIL	Victory Funds P.O. Box 182903 Columbus, OH 43218-2903
BY OVERNIGHT MAIL	Use the following address ONLY for overnight packages: Victory Funds c/o FIS TA Operations 4249 Easton Way, Suite 400 Columbus, OH 43219 PHONE: 800-235-8396
BY WIRE	Call 800-235-8396 BEFORE wiring money to notify the Fund that you intend to purchase shares by wire and to verify wire instructions.
BY TELEPHONE	800-235-8396
ON THE INTERNET	www.VictoryFunds.com
Statements and Reports
You will receive a periodic statement reflecting any transactions that affect the balance or registration of Fund shares in your account. You will receive a confirmation after any purchase, exchange, or redemption. If your account has been set up by an Investment Professional, Fund activity will be detailed in that account’s statements. Share certificates are not issued. Twice a year, you will receive a financial report of the Fund. By February 15th of each year, you will be mailed an IRS form reporting distributions for the previous year, which also will be filed with the IRS.
Retirement Plans
You can use the Funds as part of your retirement portfolio. Your Investment Professional can set up your new account under one of several tax-deferred retirement plans. Please contact your Investment Professional or the Fund for details regarding an IRA or other retirement plan that works best for your financial situation.
31

How to Exchange Shares

There may be limits on the ability to exchange between certain Victory Funds. You can obtain a list of Victory Funds available for exchange by calling 800-235-8396 or by visiting VictoryFunds.com
The shares of any class of a Fund may be exchanged for the shares of any other class offered by the Fund or the same class, or any other class of any Victory Fund, either through your Investment Professional or directly through the Fund, subject to the conditions described below:
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Exchanges are subject to any CDSC, minimum investment limitation or eligibility requirements described in the applicable Prospectus and SAI. You may be required to provide sufficient information to establish eligibility to exchange into a new share class.
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To exchange with a Victory Fund, the other Victory Fund you wish to exchange into must be eligible for exchange with your Fund.
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Shares of the Victory Fund selected for exchange must be available for sale in your state of residence.
If you have questions about these, or any of the Funds' other exchange policies, please consult Victory Customer Service or your Investment Professional before requesting an exchange.
Before exchanging, you should read the Prospectus of the other Victory Fund you wish to exchange into, which may be subject to different risks, fees and expenses.
Processing Your Voluntary Exchange/Conversion
If your exchange or conversion request is received and accepted by the Funds, an Investment Professional or other intermediary by the close of trading as described in the section entitled, “Share Price,” then your request will be processed the same day. If received after the close of trading, your request will be processed on the next business day. Please contact your financial intermediary regarding the tax consequences of any exchange or conversion.
Exchanges will occur at the respective NAVs of the Funds' share classes involved in the exchange next calculated after receipt and acceptance of your exchange request in good order, plus any applicable sales charge described in the Prospectus. Share class conversions will be based on the respective NAV of each class as of the trade date of the conversion. Consequently, you may receive fewer shares or more shares than originally owned, depending on that day’s NAVs.
Requesting an Exchange
You can exchange shares of the Funds by telephone, by mail or via the Internet. You cannot exchange into an account with a different registration or tax identification number.
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By Telephone
Unless you indicate otherwise on the account application, Victory Customer Service will be authorized to accept exchange instructions received by telephone.
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By Mail
Send a letter of instruction signed by all registered owners or their legal representatives to the Victory Funds.
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Via the Internet
You may also exchange shares via the Internet at VictoryFunds.com if you are a registered user.
Other Exchange Rules You Should Know
The Funds may refuse any exchange purchase request if the Adviser determines that the request is associated with a market timing strategy. The Funds may terminate or modify the exchange privilege at any time upon 60 days’ notice to shareholders.
32

How to Exchange Shares

An exchange of Fund shares for shares of another Victory Fund constitutes a sale for tax purposes unless the exchange is made within an IRA or other tax-deferred account.
For information on how to exchange shares of a Fund that were purchased through your employer’s retirement plan, including any restrictions and charges that the plan may impose, please consult your employer.
33

How to Sell Shares

There are a number of convenient ways to sell your shares. You can use the same mailing addresses listed for purchases.
If your redemption request is received in good order by the close of trading on the NYSE, your redemption will be processed the same day. Your redemption will not be processed until the next business day if it is received after the close of trading on the NYSE. You cannot redeem your shares at www.VictoryFunds.com.

BY TELEPHONE
The easiest way to redeem shares is by calling 800-235-8396. When you fill out your original application, be sure to check the box marked “Telephone Authorization.” Then when you are ready to sell, call and tell us which one of the following options you would like to use:
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Mail a check to the address of record;
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Wire funds to a previously designated domestic financial institution;
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Mail a check to a previously designated alternate address; or
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Electronically transfer your redemption via ACH to a previously designated domestic financial institution.
The transfer agent records all telephone calls for your protection and takes measures to verify the identity of the caller. If the transfer agent properly acts on telephone instructions and follows reasonable procedures to ensure against unauthorized transactions, none of the Trust, its servicing agents, the Adviser, or the transfer agent will be responsible for any losses. If the transfer agent does not follow these procedures, it may be liable to you for losses resulting from unauthorized instructions.
If there is an unusual amount of market activity and you cannot reach the transfer agent or your Investment Professional by telephone, consider placing your order by mail.

BY MAIL
Use the regular U.S. mail or overnight mail address to redeem shares. Send us a letter of instruction indicating your Fund account number, amount of redemption, and where to send the proceeds. A Medallion signature guarantee is required for the following redemption requests:
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Your account registration has changed within the last 15 business days;
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The check is not being mailed to the address on your account;
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The check is not being made payable to the owner of the account;
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The redemption proceeds are being transferred to another Victory Fund account with a different registration; or
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The check or wire is being sent to a different bank account than was previously designated.
You can get a Medallion signature guarantee from a financial institution — such as a commercial bank, broker dealer, credit union, clearing agency, or savings bank — that is a member of a Medallion signature guarantee program.
BY WIRE
If you want to receive your proceeds by wire, you must establish a Fund account that will accommodate wire transactions. If you call before the close of trading on the NYSE, your funds will be wired on the next business day.
BY ACH
Normally, your redemption will be processed on the same day, but will be processed on the next day if received after the close of trading on the NYSE. It will be transferred by ACH as long as the transfer is to a domestic bank.
34

How to Sell Shares

Systematic Withdrawal Plan
If you check this box on the Account Application or on the Account Maintenance Form, we will send monthly, quarterly, semi-annual, or annual payments to the person you designate. The minimum withdrawal is $25, and you must have a balance of $5,000 or more at the time you establish the Systematic Withdrawal Plan. If the payment is to be sent to an account of yours, we will need a voided check to activate this feature. If the payment is to be made to an address different from your account address, we will need a Medallion signature guaranteed letter of instruction. You should be aware that each withdrawal may be a taxable transaction. Also, each withdrawal reduces your account balance, and eventually your account balance may be depleted. However, you cannot automatically close your account using the Systematic Withdrawal Plan. If your balance falls below the initial purchase minimum, we may ask you to bring the account back to the minimum balance. If you decide not to increase your account to the minimum balance, your account may be closed and the proceeds mailed to you.
Additional Information About Redemptions
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Redemption proceeds from the sale of Fund shares purchased by a check or through ACH will be held until the purchase check or ACH has cleared, which will take up to 10 business days.
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We typically expect to send the proceeds from your share redemption within one business day after we execute your order, but we may take up to seven business days to send redemption proceeds, regardless of payment type. When you sell shares through your financial intermediary, you can ask the intermediary to tell you when you can expect to receive the proceeds of your redemption.
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A Fund may suspend your right to redeem your shares in the following circumstances:
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During non-routine closings of the NYSE;
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When the SEC determines either that trading on the NYSE is restricted or that an emergency prevents the sale or valuation of the Fund’s securities; or
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When the SEC orders a suspension to protect the Fund’s shareholders.
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A Fund typically uses cash and cash equivalents held in its portfolio or sells portfolio assets to meet redemption requests. In unusual circumstances or under stressed market conditions, the Fund may use other methods to raise cash to meet redemption requests. For example, the Fund may draw funds from a line of credit or borrow available cash held by other Victory Funds under an “interfund lending program” in reliance on an exemptive order from the SEC.
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A Fund will pay redemptions by any one shareholder during any 90-day period in cash up to the lesser of $250,000 or 1.00% of the Fund’s net assets. The Funds reserve the right to pay the remaining portion “in kind,” that is, in portfolio securities rather than cash. Securities received pursuant to an in-kind redemption are subject to market risk until sold and may be subject to brokerage and other fees.
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If you choose to have your redemption proceeds mailed to you and either the U.S. Postal Service is unable to deliver the redemption check to you or the check remains outstanding for more than six months, the Funds reserve the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed redemption checks.
35

Distributions and Taxes

Buying a dividend. You should check the Funds' distribution schedule before you invest.
If you buy shares of a Fund shortly before it makes a distribution, some of your investment may come back to you as a taxable distribution.

As a shareholder, you are entitled to your share of net income and capital gains on a Fund's investments. Each Fund passes its earnings along to investors in the form of dividends. Dividends paid by a Fund represent the net income from dividends and interest earned on investments after expenses. Each Fund will distribute short-term gains, as necessary, and if the Fund makes a long-term capital gain distribution, it is normally paid once a year.
Ordinarily, each Fund declares and pays dividends monthly. However, a Fund may not always pay a dividend or distribution for a given period. Each class of shares declares and pays dividends separately.
Distributions can be received in one of the following ways. Please check with your Investment Professional if you are unsure of which option is right for you.
Your choice of distribution should be set up on the original Account Application. If you would like to change the option you selected, please call 800-235-8396.
Reinvestment Option
You can have distributions automatically reinvested in additional shares of your Fund. If you do not indicate another choice on your Account Application, you will be assigned this option automatically.
Cash Option
If you elect to receive your distributions by check, and the distribution amount is $25 or less, the amount will automatically be reinvested in the Fund. Otherwise, a check will be mailed to you no later than seven days after the dividend payment date. If you choose to have your distribution proceeds mailed to you and either the U.S. Postal Service is unable to deliver the distribution check to you or the check remains outstanding for at least six months, the distribution option on your account will default to the reinvestment option as described above. Each Fund reserves the right to reinvest the check in shares of the Fund at its then current NAV until you give the Fund different instructions. No interest will accrue on amounts represented by uncashed distribution checks.
Income Earned Option
You can automatically reinvest your dividends in additional Fund shares and have your capital gains paid in cash, or reinvest capital gains and have your dividends paid in cash.
Directed Distributions Option
In most cases, you can automatically reinvest distributions in shares of another Victory Fund. If you reinvest your distributions in a different Victory Fund, you will pay a sales charge on the amount of reinvested distributions.
Directed Bank Account Option
In most cases, you can automatically transfer distributions to your bank checking or savings account. Under normal circumstances, the transfer agent will transfer your distributions within seven days of the dividend payment date. The bank account must have a registration identical to that of your Fund account.
36

Distributions and Taxes

Important Information About Taxes
The tax information in this Prospectus is provided as general information. You should consult your own tax adviser about the tax consequences of an investment in the Fund.
Each Fund expects to pay no federal income tax on the earnings and capital gains it distributes to shareholders.
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Qualified dividend income received from a Fund by noncorporate shareholders will be taxed at long-term capital gain rates to the extent attributable to qualified dividend income received by the Fund, subject to certain holding period requirements. Nonqualified dividends, dividends received by corporate shareholders and dividends from a Fund’s short-term capital gains are taxable as ordinary income. Dividends from a Fund’s long-term capital gains are taxable as long-term capital gains.
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You will pay tax on dividends from a Fund whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund.
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Dividends from a Fund that are attributable to interest on certain U.S. government obligations, if any, may be exempt from certain state and local income taxes. The extent to which ordinary dividends are attributable to these U.S. government obligations will be provided on the tax statements you receive from a Fund.
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An exchange of a Fund’s shares for shares of another Victory Fund will be treated as a sale. When you sell or exchange shares of a Fund, you generally will recognize any gain or loss.
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An exchange of one class of a Fund’s shares for shares of another class of the same Fund generally constitutes a nontaxable exchange.
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Distributions from a Fund and gains from the disposition of your shares may also be subject to state and local income tax.
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An additional 3.8% Medicare tax will be imposed on certain net investment income (which includes dividends and gain recognized on a disposition of shares) of certain U.S. individuals, estates, and trusts.
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Certain dividends paid to you in January will be taxable as if they had been paid to you the previous December.
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Tax statements will be mailed from each Fund by mid-February showing the amounts and tax status of distributions made to you in the prior calendar year.
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Because your tax treatment depends on your purchase price and tax position, you should keep your regular account statements for use in determining your tax.
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A Fund is generally required by law to provide you and the Internal Revenue Service with certain cost basis information related to the sale or redemption of any of your shares in the Fund acquired on or after January 1, 2012 (including distributions that are reinvested in additional shares of the Fund).
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A Fund may be required to withhold tax from dividends and redemption proceeds if you fail to give your correct social security or taxpayer identification number, fail to make required certifications, or the Fund is notified by the Internal Revenue Service that backup withholding is required.
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If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership, a Fund’s ordinary income dividends may be subject to a 30% U.S. withholding tax. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
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Under the “Foreign Account Tax Compliance Act,” unless certain foreign entities comply with certain IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% U.S. withholding tax may
37

Distributions and Taxes

apply to dividends paid by a Fund to such entities. See the section entitled “TAXES—Foreign Shareholders” in the SAI for details.
◼
You should review the more detailed discussion of federal income tax considerations in the SAI and consult your tax adviser regarding the federal, state, local, or foreign tax consequences resulting from your investment in the Fund.
◼
The Funds may provide estimated capital gain distribution information through the website at VictoryFunds.com.
◼
Distributions from Victory High Income Municipal Bond Fund normally include exempt-interest dividends, which are generally not taxable to you for federal income tax purposes, but may be subject to the federal alternative minimum tax and other taxes. In addition, a portion of those Funds' distributions may not qualify as exempt-interest dividends.
38

Important Fund Policies

Customer Identification Program
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.
As a result, the Victory Funds must obtain the following information for each person who opens a new account:
◼
Name;
◼
Date of birth (for individuals);
◼
Residential or business street address (although post office boxes are still permitted for mailing); and
◼
Social security number, taxpayer identification number, or other identifying number.
You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Victory Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Victory Funds may restrict your ability to purchase additional shares until your identity is verified. The Victory Funds may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.
Account Maintenance Information
For the following non-financial transactions, the Victory Funds require proof that your signature authorizing a transaction is authentic. This verification can be provided in all cases by either a Signature Validation Program (SVP) stamp or a Medallion signature guarantee (MSG). In some instances a Notary Public stamp is an acceptable alternative. As with the MSG, a SVP stamp can also be obtained from a financial institution that is a member of the SVP program.
	Notary Public	SVP	MSG
Change of name	x	x	x
Add/change banking instructions		x	x
Add/change beneficiaries	x	x	x
Add/change authorized account traders		x	x
Adding a Power of Attorney	x	x	x
Add/change Trustee	x	x	x
Uniform Transfers to Minors Act/Uniform Gifts to Minors Act custodian change	x	x	x
Market Timing
The Victory Funds discourage frequent purchases and redemptions of Fund shares (market timing). Market timing allows investors to take advantage of market inefficiencies, sometimes to the disadvantage of other shareholders. Market timing increases Fund expenses to all shareholders by increasing portfolio turnover. In addition, market timing could potentially dilute share value for all other shareholders by requiring the Fund to hold more cash than it normally would.
39

Important Fund Policies

The Funds' Board of Trustees has adopted policies and procedures with respect to market timing. In order to prevent or minimize market timing, the Funds will:
◼
Employ “fair value” pricing, as described in this Prospectus under Share Price, to minimize the discrepancies between a security’s market quotation and its perceived market value, which often gives rise to market timing activity; and
◼
Monitor for suspected market timing based on “short-term transaction” activity, that is, a purchase or redemption of a Fund and, as applicable, a subsequent redemption or purchase of the same Fund, or an exchange of all or part of that same Fund.
In monitoring for market timing activity, we consider, among other things, the frequency of your trades and whether you acquired your Fund shares directly through the transfer agent or whether you combined your trades with a group of shareholders in an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary.
Frequent trading by a shareholder is generally a characteristic of market timing. Therefore, any account in which Fund shares are acquired directly through the transfer agent, or where the Fund can adequately identify the shareholder, with a history of three short-term transactions within 90 days or less is suspected of market timing and the shareholder’s trading privileges (other than redemption of Fund shares) will be suspended.
We may make exceptions to the “short-term transaction” policy for certain types of transactions if, in the opinion of the Adviser, under the oversight of the Board, the transactions do not represent short-term or excessive trading or are not abusive or harmful to the Funds, such as, but not limited to, systematic transactions, required minimum retirement distributions, transactions initiated by the Funds or administrator and transactions by certain qualified funds-of-funds.
If you acquired shares through an omnibus account or otherwise placed your order through a securities dealer or other financial intermediary (such as investment advisers, broker-dealers, third-party administrators or insurance companies), and market timing is suspected, different purchase and exchange limitations may apply. We may rely upon a financial intermediary’s policy to deter short-term or excessive trading (i) if we believe that the financial intermediary’s policy is reasonably designed to detect and deter transactions that are not in the best interests of the Funds, or (ii) if we receive an undertaking from the financial intermediary to enforce short-term or excessive trading policies on behalf of the Funds that provide a substantially similar level of protection for the Funds against such transactions. If you hold your Fund shares through a financial intermediary, you are advised to consult the intermediary to determine what purchase and exchange limitations apply to your account.
We reserve the right to reject or cancel a purchase or exchange order for any reason without prior notice. We will deny your request to purchase or exchange your shares if we believe that the transaction is part of a market timing strategy.
The Funds' market timing policies and procedures may be modified or terminated at any time under the oversight of the Board.
Portfolio Holdings Disclosure
A description of each Fund's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' SAI, which is available upon request and on the Funds' website at VictoryFunds.com.
40

Important Fund Policies

Performance
The Victory Funds may advertise the performance of a Fund by comparing it to other mutual funds with similar objectives and policies. Performance information also may appear in various publications. Any fees charged by Investment Professionals may not be reflected in these performance calculations.
Advertising information may include the average annual total return of the Funds calculated on a compounded basis for specified periods of time. Total return information will be calculated according to rules established by the SEC. Such information may include performance rankings and similar information from independent organizations and publications.
Shareholder Communications
In order to eliminate duplicate mailings to an address at which two or more shareholders with the same last name reside, the Victory Funds may send only one copy of any shareholder reports, proxy statements, prospectuses and their supplements, unless you have instructed us to the contrary. You may request that the Victory Funds send these documents to each shareholder individually by calling the Victory Funds at 800-235-8396, and they will be delivered promptly.
While this Prospectus and the SAI of the Trust describe pertinent information about the Trust and the Funds, neither this Prospectus nor the SAI represents a contract between the Trust or the Funds and any shareholder.
41

Financial Highlights

The following financial highlights tables reflect historical information about shares of the Funds and are intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of its operations. Certain information shows the results of an investment in one share of the Fund. To the extent a Fund invests in other funds, the Total Annual Operating Expenses included in a Fund's Fees and Expenses Table may not correlate to the ratio of expenses to average net assets in the financial highlights below. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions).
The information presented for Class Y and Member Class shares of the Funds  for the fiscal periods ended on or after December 31, 2019 has been audited by Cohen & Company, Ltd., the Funds' independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Funds' annual report. The information for all years prior to December 31, 2019 has been audited by a different independent registered public accounting firm. The Funds' annual and semi-annual reports are available by calling the Victory Funds at 800-235-8396 and at www.VictoryFunds.com.
42

Floating Rate Fund
	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$9.43	$9.14	$9.61	$9.72	$9.08
Investment Activities
Net Investment Income (Loss)(a)	0.51	0.57	0.54	0.48	0.49
Net Realized and Unrealized Gains (Losses) on Investments	(0.08)	0.29	(0.47)	(0.10)	0.63
Total from Investment Activities	0.43	0.86	0.07	0.38	1.12
Distributions to Shareholders From
Net Investment Income	(0.51)	(0.57)	(0.54)	(0.49)	(0.48)
Total Distributions	(0.51)	(0.57)	(0.54)	(0.49)	(0.48)
Net Asset Value, End of Period	$9.35	$9.43	$9.14	$9.61	$9.72
Total Return (Excludes Sales Charge)*	5.03%	9.65%	0.64%	3.98%	12.71%
Ratios to Average Net Assets
Net Expenses	0.78%	0.78%	0.78%	0.78%	0.78%
Net Investment Income (Loss)	5.73%	6.10%	5.64%	4.99%	5.21%
Gross Expenses	0.93%	0.92%	0.89%	0.88%	0.88%
Supplemental Data
Net Assets, End of Period (000's)	$403,852	$289,796	$281,545	$276,195	$370,035
Portfolio Turnover(b)	54%	35%	48%	57%	56%
*
Includes adjustments in accordance with U.S. generally accepted accounting principles.
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
43

Floating Rate Fund (Continued)

Member Class
11/3/20(a) through 12/31/20
Net Asset Value, Beginning of Period	$9.02
Investment Activities
Net Investment Income (Loss)(b)	0.08
Net Realized and Unrealized Gains (Losses) on Investments	0.32(c)
Total from Investment Activities	0.40
Distributions to Shareholders From
Net Investment Income	(0.08)
Total Distributions	(0.08)
Net Asset Value, End of Period	$9.34
Total Return (Excludes Sales Charge)(d)*	4.41%
Ratios to Average Net Assets
Net Expenses(e)	0.85%
Net Investment Income (Loss)(e)	5.46%
Gross Expenses(e)	56.41%
Supplemental Data
Net Assets, End of Period (000's)	$62
Portfolio Turnover(d)(f)	54%
*
Includes adjustments in accordance with U.S. generally accepted accounting principles.
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in net assets resulting from operations during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market value during the period.
(d)
Not annualized for periods less than one year.
(e)
Annualized for periods less than one year.
(f)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
44

High Income Municipal Bond Fund
	Class Y
	Year Ended 12/31/20	Year Ended 12/31/19	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16
Net Asset Value, Beginning of Period	$10.75	$10.39	$10.79	$10.35	$10.89
Investment Activities
Net Investment Income (Loss)(a)	0.44	0.38	0.46	0.48	0.47
Net Realized and Unrealized Gains (Losses) on Investments	0.16	0.47	(0.40)	0.44	(0.54)
Total from Investment Activities	0.60	0.85	0.06	0.92	(0.07)
Distributions to Shareholders From
Net Investment Income	(0.42)	(0.43)	(0.46)	(0.48)	(0.47)
Net Realized Gains from Investments	(0.09)	(0.06)	—	—	—
Total Distributions	(0.51)	(0.49)	(0.46)	(0.48)	(0.47)
Net Asset Value, End of Period	$10.84	$10.75	$10.39	$10.79	$10.35
Total Return (Excludes Sales Charge)	5.76%	8.29%	0.57%	9.10%	(0.81)%
Ratios to Average Net Assets
Net Expenses	0.57%	0.57%	0.57%	0.57%	0.57%
Net Investment Income (Loss)	4.14%	3.56%	4.36%	4.55%	4.26%
Gross Expenses	0.93%	0.88%	0.78%	0.73%	0.72%
Supplemental Data
Net Assets, End of Period (000's)	$9,682	$10,620	$11,683	$26,864	$36,603
Portfolio Turnover(b)	74%	49%	48%	66%	49%
(a)
Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
45

High Income Municipal Bond Fund (Continued)

Member Class
11/3/20(a) through 12/31/20
Net Asset Value, Beginning of Period	$10.56
Investment Activities
Net Investment Income (Loss)(b)	0.12
Net Realized and Unrealized Gains (Losses) on Investments	0.31
Total from Investment Activities	0.43
Distributions to Shareholders From
Net Investment Income	(0.06)
Net Realized Gains from Investments	(0.09)
Total Distributions	(0.15)
Net Asset Value, End of Period	$10.84
Total Return (Excludes Sales Charge)(c)	4.12%
Ratios to Average Net Assets
Net Expenses(d)	0.65%
Net Investment Income (Loss)(d)	6.78%
Gross Expenses(d)	42.32%
Supplemental Data
Net Assets, End of Period (000's)	$140
Portfolio Turnover(c)(e)	74%
(a)
Commencement of operations.
(b)
Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Not annualized for periods less than one year.
(d)
Annualized for periods less than one year.
(e)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
46

P.O. Box 182903

Columbus, OH 43218-2903
Statement of Additional Information (SAI): The SAI contains more information about the Funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus, even if you do not request a copy.
Annual and Semi-Annual Reports: Annual and semi-annual reports contain more information about the Funds' investments and the market conditions and investment strategies that significantly affected the Funds' performance during the most recent fiscal period.
How to Obtain Information: You may obtain a free copy of the SAI or annual and semi-annual reports, and ask questions about a Fund or your accounts, online at VictoryFunds.com, by contacting the Victory Funds at the following address or telephone number, or by contacting your financial intermediary.
By telephone:
Call Victory Funds at
800-235-8396
By mail:
Victory Funds
P.O. Box 182903
Columbus, OH 43218-2903
You also can get information about a Fund (including the SAI and other reports) from the Securities and Exchange Commission (SEC) on the SEC's Edgar database at http://www.sec.gov or, after paying a duplicating fee, by electronic request sent to the following e-mail address: publicinfo@sec.gov.
On the Internet:
EDGAR database at sec.gov or by email request at
publicinfo@sec.gov
Investment Company Act File Number 811-22696
VF-RS-FIF-MEM-PRO (05/21)